Vanguard® Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.5%)
Alabama (1.7%)
Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/33	7,500	8,495
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/30	8,190	9,364
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/29	3,345	4,192
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	4.000%	6/1/37	10,030	11,850
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/33	1,005	1,339
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/34	1,320	1,753
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/35	1,240	1,644
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/36	1,315	1,739
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/37	1,000	1,319
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/38	1,000	1,316
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/40	755	989
Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	6,905	7,260
Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	7,245	7,618
Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	7,000	7,360
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/35	10,015	13,368
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	20,000	24,797
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	20,000	24,566
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	15,540	18,972
Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,195	2,544
Auburn University College & University Revenue, Prere.	5.000%	6/1/22	3,000	3,123
Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/26	1,520	1,755
Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/27	1,750	2,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/28	2,750	3,168
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	3,000	3,481
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	6,335	7,350
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	2,005	2,326
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	700	900
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	750	987
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	500	672
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	350	468
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	375	497
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	350	429
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	500	609
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	400	486
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	400	485
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	600	726
	Birmingham AL GO, Prere.	5.000%	3/1/23	5,000	5,389
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	3,945	4,898
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	4,000	4,950
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	5,000	6,188
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	1,100	1,366
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/32	1,150	1,418
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/33	1,500	1,844
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/34	1,825	2,238
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/35	2,155	2,639
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/29	1,750	2,143
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/29	2,660	3,279
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/30	2,715	3,370
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/30	4,280	5,351
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/31	2,890	3,641
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/31	3,200	4,058
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	82,600	94,259
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	27,500	32,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	8,715	8,979
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	38,040	41,095
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	131,430	165,510
[3]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	0.967%	12/1/23	9,500	9,579
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/28	485	616
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/29	500	649
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/30	425	560
	Hoover AL GO	4.000%	7/1/30	2,485	2,889
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	660	817
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	300	372
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/27	400	501
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/27	275	344
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	500	623
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	395	493
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,241
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	500	621
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/31	365	453
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/32	1,040	1,292
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/33	1,010	1,253
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/34	1,880	2,332
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/35	2,000	2,481
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/36	2,025	2,514
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/37	1,500	1,863
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/38	1,325	1,645
	Huntsville AL GO	5.000%	5/1/23	2,055	2,230
	Huntsville AL GO	5.000%	5/1/24	2,410	2,728
	Huntsville AL GO	5.000%	5/1/25	2,535	2,981
	Huntsville AL GO	5.000%	5/1/25	2,955	3,475
	Huntsville AL GO	5.000%	5/1/26	2,660	3,237
	Huntsville AL GO	5.000%	5/1/34	3,515	4,418
	Huntsville AL GO	5.000%	5/1/35	3,690	4,639
	Huntsville AL GO	5.000%	5/1/35	3,000	3,771
	Huntsville AL GO	5.000%	5/1/36	3,875	4,871
	Huntsville AL GO	5.000%	5/1/36	4,330	5,443
	Huntsville AL GO	5.000%	5/1/36	5,055	6,517
	Huntsville AL GO	5.000%	5/1/37	4,070	5,117
	Huntsville AL GO	5.000%	5/1/37	3,050	3,834

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntsville AL GO	5.000%	5/1/37	5,055	6,500
	Huntsville AL GO	5.000%	5/1/38	2,270	2,854
	Huntsville AL GO, Prere.	5.000%	9/1/21	2,245	2,253
	Huntsville AL GO, Prere.	5.000%	9/1/21	295	296
	Huntsville AL Water Revenue	5.000%	11/1/25	1,500	1,765
	Huntsville AL Water Revenue	5.000%	11/1/27	1,655	1,948
	Huntsville AL Water Revenue	5.000%	11/1/28	1,525	1,795
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	4,190	5,457
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	4,300	5,576
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	7,751
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	4,540	5,415
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,600	4,286
	Jacksonville State University College & University Revenue	5.000%	12/1/29	1,465	1,894
	Jefferson County AL GO	5.000%	4/1/26	3,610	4,363
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/25	3,680	4,368
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/27	5,465	6,781
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/28	2,540	3,133
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/29	5,305	6,537
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/30	7,575	9,310
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	5,000	6,130
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	6,700	8,217
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	3,305	4,051
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/36	5,105	5,932
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/37	16,995	19,710
	Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,829
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,743
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/26	1,000	864
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/27	1,410	1,143
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/28	1,500	1,139
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	54,305	61,997
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	3,505	4,205
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/29	3,575	4,258
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/30	2,500	2,976
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/31	3,000	3,569
	Montgomery AL GO	3.000%	12/1/33	4,780	5,510
	Montgomery AL GO	3.000%	12/1/34	3,415	3,925
	Montgomery AL GO	3.000%	12/1/35	1,500	1,716
	Montgomery AL GO	4.000%	12/1/35	500	620
	Montgomery AL GO	3.000%	12/1/36	1,500	1,713
	Montgomery AL GO	3.000%	12/1/37	1,000	1,132
	Montgomery AL GO	4.000%	12/1/37	500	616
	Montgomery AL GO	3.000%	12/1/38	1,000	1,124
	Montgomery AL GO	4.000%	12/1/38	500	614
	Montgomery AL GO	3.000%	12/1/39	1,000	1,117
	Montgomery AL GO	4.000%	12/1/40	400	488
	Mountain Brook Board of Education GO	4.000%	3/1/29	150	186
	Mountain Brook Board of Education GO	4.000%	3/1/30	175	220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mountain Brook Board of Education GO	4.000%	3/1/31	200	255
	Mountain Brook Board of Education GO	4.000%	3/1/32	225	284
	Mountain Brook Board of Education GO	4.000%	3/1/33	200	251
	Mountain Brook Board of Education GO	4.000%	3/1/34	200	250
	Mountain Brook Board of Education GO	4.000%	3/1/36	300	373
	Mountain Brook Board of Education GO	3.000%	3/1/37	350	399
	Mountain Brook Board of Education GO	3.000%	3/1/38	225	256
	Mountain Brook Board of Education GO	3.000%	3/1/39	250	283
	Mountain Brook Board of Education GO	3.000%	3/1/40	250	282
	Mountain Brook Board of Education GO	3.000%	3/1/41	490	551
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	274,510	299,413
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	35,435	38,818
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/29	2,995	3,653
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/30	2,195	2,710
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/31	1,845	2,309
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	12/1/31	455	573
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	72,080	86,856
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	12/1/31	108,840	136,910
[1]	Troy University College & University Revenue	5.000%	11/1/27	1,175	1,482
[1]	Troy University College & University Revenue	5.000%	11/1/28	330	426
[1]	Troy University College & University Revenue	5.000%	11/1/29	1,000	1,318
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/30	1,600	1,931
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,045	1,282
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,500	1,841
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	2,025	2,485
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	568
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	625	809
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	1,060
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	600	791
[4]	University of South Alabama College & University Revenue	4.000%	4/1/22	300	307
[4]	University of South Alabama College & University Revenue	4.000%	4/1/23	250	265
[4]	University of South Alabama College & University Revenue	4.000%	4/1/24	375	411
[4]	University of South Alabama College & University Revenue	5.000%	11/1/24	1,675	1,925
[4]	University of South Alabama College & University Revenue	5.000%	11/1/25	1,700	2,019
[4]	University of South Alabama College & University Revenue	5.000%	11/1/27	2,035	2,479
[4]	University of South Alabama College & University Revenue	5.000%	4/1/28	750	954
[4]	University of South Alabama College & University Revenue	5.000%	11/1/28	2,310	2,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	University of South Alabama College & University Revenue	5.000%	4/1/29	535	694
[4]	University of South Alabama College & University Revenue	5.000%	11/1/29	1,110	1,341
[4]	University of South Alabama College & University Revenue	5.000%	4/1/30	400	527
[4]	University of South Alabama College & University Revenue	5.000%	4/1/31	425	557
[4]	University of South Alabama College & University Revenue	5.000%	4/1/32	1,980	2,584
[4]	University of South Alabama College & University Revenue	5.000%	11/1/33	5,110	6,121
[4]	University of South Alabama College & University Revenue	4.000%	4/1/36	1,400	1,665
[4]	University of South Alabama College & University Revenue	4.000%	4/1/38	1,000	1,183
[4]	University of South Alabama College & University Revenue	4.000%	4/1/40	1,030	1,214
					1,511,496
Alaska (0.2%)
	Alaska GO	5.000%	8/1/24	5,005	5,367
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	1,400	1,815
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/29	1,100	1,438
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/29	2,000	2,475
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/30	1,120	1,394
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond) VRDO	0.030%	8/5/21	36,300	36,300
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	14,745	14,745
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	2,600	2,705
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	4,505	4,687
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	1,690	1,758
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	475	494
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	825	859
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	310	323
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue, Prere.	5.000%	2/1/23	4,855	5,209
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	2,350	2,722
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	4,500	5,213
	Anchorage AK GO	5.000%	9/1/26	6,590	7,807
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/30	1,590	1,975
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/31	2,000	2,474
	Anchorage AK Water Revenue	5.000%	5/1/30	2,095	2,602
	Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,942

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,909
	Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,895
	Anchorage AK Water Revenue	5.000%	5/1/36	3,470	4,233
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/31	15,000	17,218
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	5,000	5,728
	Valdez AK Industrial Revenue (Exxon Pipeline Co. Project) VRDO	0.040%	8/2/21	27,400	27,400
	Valdez AK Industrial Revenue VRDO	0.040%	8/2/21	5,690	5,690
					174,377
Arizona (1.9%)
	Arizona COP	5.000%	10/1/26	10,590	13,042
	Arizona COP	5.000%	10/1/27	13,400	16,974
	Arizona COP	5.000%	10/1/28	11,330	14,725
	Arizona COP	5.000%	10/1/29	17,350	22,994
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/22	8,520	8,897
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	4,225	4,411
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	6,405	7,305
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	6,000	6,835
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	4,375	5,301
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	14,000	16,948
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	7,845	9,484
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	7,580	7,921
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	1,925	2,012
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	3,100	3,174
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	5,000	5,120
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,000	1,113
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,925	4,524
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	6,500	6,659
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	11,800	11,800
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/29	3,005	3,676
[5]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	500	564
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/30	1,250	1,548
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	850	1,121
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	710	932
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	1,000	1,309
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	1,050	1,370
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	935	1,218
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/36	1,115	1,337
[5]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/38	1,810	2,134
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/38	600	716
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/39	1,000	1,191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/39	840	999
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/40	830	959
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/40	855	1,014
[5]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/30	625	694
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/29	125	161
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/30	130	171
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/31	125	167
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/32	725	822
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/33	750	844
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/34	770	861
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/35	800	890
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/36	820	908
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/38	880	969
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/39	905	994
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/40	1,865	2,041
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/41	1,930	2,106
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	420	553
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	436
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	200	264
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	300	396
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	420	552
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	1,115	1,458
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	225	272
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	355	429
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	415	500
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	445	534
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	405	485
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	435	520
[2]	Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	17,285	17,285
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/28	3,300	4,170
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/28	1,635	2,079
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	500	639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,410	1,824
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/29	2,450	3,186
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/29	3,530	4,615
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/29	2,610	3,430
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/30	2,000	2,642
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/30	2,780	3,690
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/30	2,865	3,820
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/30	1,490	1,998
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/31	1,785	2,406
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/31	3,125	4,234
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/31	3,715	5,059
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	4,650	6,366
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/27	400	493
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/28	325	410
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/29	700	903
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/31	325	414
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/32	325	413
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/33	350	443
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/34	250	293
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	530	668
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/36	555	698
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/37	775	972
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/38	650	813
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/39	500	580
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,505	1,638
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	4,955	5,546
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	2,605	2,989
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	7,000	8,216
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	8,130	9,738
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	985	1,081
	Arizona Lottery Revenue	5.000%	7/1/26	6,390	7,812

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arizona Lottery Revenue	5.000%	7/1/27	7,000	8,806
Arizona Lottery Revenue	5.000%	7/1/28	5,500	7,104
Arizona School Facilities Board COP	5.000%	9/1/21	5,130	5,150
Arizona State University College & University Revenue	5.000%	7/1/26	810	991
Arizona State University College & University Revenue	5.000%	7/1/27	315	329
Arizona State University College & University Revenue	5.000%	7/1/28	3,660	4,300
Arizona State University College & University Revenue	5.000%	7/1/28	1,860	2,185
Arizona State University College & University Revenue	5.000%	7/1/28	840	1,047
Arizona State University College & University Revenue	5.000%	7/1/28	285	298
Arizona State University College & University Revenue	5.000%	7/1/30	715	807
Arizona State University College & University Revenue	5.000%	7/1/31	725	851
Arizona State University College & University Revenue	5.000%	7/1/32	895	1,049
Arizona State University College & University Revenue	5.000%	7/1/32	780	880
Arizona State University College & University Revenue	5.000%	7/1/33	700	820
Arizona State University College & University Revenue	5.000%	7/1/33	750	846
Arizona State University College & University Revenue	5.000%	7/1/34	1,000	1,171
Arizona State University College & University Revenue	5.000%	7/1/34	750	846
Arizona State University College & University Revenue	5.000%	7/1/34	1,250	1,540
Arizona State University College & University Revenue	5.000%	7/1/35	605	708
Arizona State University College & University Revenue	5.000%	7/1/35	750	847
Arizona State University College & University Revenue	5.000%	7/1/35	1,280	1,573
Arizona State University College & University Revenue	5.000%	7/1/36	1,000	1,128
Arizona State University College & University Revenue	5.000%	7/1/37	1,500	1,836
Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	800	835
Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	715	746
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	10,275	10,737
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	12,030	13,157
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	27,590	31,465
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/21	2,235	2,253
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/22	6,035	6,379
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/27	12,000	13,771
Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/21	1,450	1,461

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/22	1,490	1,573
	Chandler AZ GO	4.000%	7/1/22	3,570	3,699
	Chandler AZ GO	5.000%	7/1/23	3,400	3,720
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/1/27	2,555	3,132
	Glendale AZ Sales Tax Revenue	5.000%	7/1/22	3,140	3,281
	Glendale AZ Sales Tax Revenue	5.000%	7/1/25	9,445	11,133
	Glendale AZ Sales Tax Revenue	5.000%	7/1/27	3,495	4,374
	Glendale AZ Sales Tax Revenue	5.000%	7/1/29	2,500	3,124
	Glendale AZ Sales Tax Revenue	5.000%	7/1/30	8,745	10,230
	Glendale AZ Sales Tax Revenue	5.000%	7/1/31	6,415	7,491
	Glendale AZ Water & Sewer Water Revenue	5.000%	7/1/29	1,000	1,314
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/30	1,775	2,060
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,500	1,738
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,800	2,086
	Kyrene Elementary School District No. 28 (Project 2010) GO	5.250%	7/1/28	690	758
	Kyrene Elementary School District No. 28 (Project 2010) GO	5.500%	7/1/29	480	529
	Kyrene Elementary School District No. 28 (Project 2010) GO	5.500%	7/1/30	375	414
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/28	350	406
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/38	600	715
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/29	110	138
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/30	150	190
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/28	2,850	3,681
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/29	2,550	3,373
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	6,685	7,894
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/30	2,150	2,407
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/31	2,415	2,684
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/32	1,500	1,658
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/33	2,310	2,538
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/35	1,700	2,064
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/34	500	590
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	750	939
[5]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	2,500	2,994
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/40	5,575	6,462
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	8,050	9,966
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	10,000	12,731

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,360
Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	12,020	13,834
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	9,045	10,995
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,035	1,322
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,015	1,376
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	925	1,249
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	7,510	9,096
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,120	1,424
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,105	1,487
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,269
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,020	1,371
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,140	2,711
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	800	1,072
Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	695	849
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,520	3,185
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,615	1,946
Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	875	963
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	6,123
Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,000	14,553
Maricopa County School District No 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/39	14,905	16,807
Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	2,311
Maricopa County Special Health Care District GO	5.000%	7/1/29	5,000	6,568
Maricopa County Special Health Care District GO	5.000%	7/1/30	3,200	4,291
Maricopa County Special Health Care District GO	5.000%	7/1/31	5,000	6,823
Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/23	2,250	2,459
Maricopa County Unified School District No. 48 Scottsdale GO	5.000%	7/1/22	8,465	8,846
Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/29	1,625	1,935
Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/30	1,425	1,685
Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/31	2,010	2,362
Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/28	1,000	1,292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County Unified School District No. 95 Queen Creek GO	4.000%	7/1/32	1,500	1,722
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/24	1,000	1,140
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/24	1,625	1,844
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/34	2,900	3,482
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/35	2,010	2,411
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/36	2,530	3,033
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/36	375	417
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/38	325	359
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/39	500	552
	Mesa AZ Utility System Water Revenue	4.000%	7/1/25	1,150	1,315
	Mesa AZ Utility System Water Revenue	4.000%	7/1/32	6,815	7,857
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/36	3,335	4,372
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/37	3,275	4,282
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	11,070	11,570
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	6,320	6,605
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	5,350	5,854
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	7,835	8,936
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	9,040	10,293
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	11,000	12,507
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	1,000	1,224
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	3,625	4,438
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/27	2,565	2,916
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/27	1,000	1,261
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	16,000	17,679
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	6,440	7,713
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	2,730	3,269
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/28	2,560	3,315
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	30,000	33,135
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/30	3,895	4,845
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/30	1,550	2,099
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	12,550	15,541
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	1,870	2,265
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	9,530	11,542

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	1,625	2,018
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	5,120	6,195
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	13,160	15,924
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	4,500	5,589
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	3,275	3,958
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	11,565	13,975
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	6,845	8,036
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	1,000	1,341
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	8,520	10,277
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	12,815	15,458
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	2,000	2,483
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	24,550	30,192
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	10,000	12,036
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	4,190	5,203
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	10,035	12,343
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	8,750	10,508
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	1,040	1,384
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/37	370	456
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	3,185	3,955
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	20,065	24,683
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	8,715	10,443
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	2,415	3,283
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/38	305	375
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/38	4,000	4,970
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/38	3,185	4,319
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/39	250	306
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/39	10,090	12,037
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/39	2,500	3,381
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	365	446
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	2,500	3,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/41	1,500	1,859
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, ETM	5.000%	7/1/22	11,000	11,495
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/26	1,790	2,185
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/27	2,035	2,560
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	299
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	700	871
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/31	700	859
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	300	366
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/32	650	823
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/33	765	966
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/34	1,245	1,569
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/36	500	628
[5]	Pima County IDA Charter School Aid Revenue	4.125%	6/15/29	2,450	2,486
[5]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/34	2,180	2,369
[5]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/39	1,310	1,413
	Pima County IDA Electric Power & Light Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	12,631
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/22	3,140	3,268
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/23	3,585	3,904
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/26	3,600	3,914
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/22	2,025	2,121
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	1,155	1,269
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/25	1,655	1,896
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,145	2,284
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	2,500	2,779
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	4,540	5,248
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	3,045	3,647
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	2,580	3,190
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	5,020	6,220
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	4,100	5,215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,145	3,884
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	11,345	14,750
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/30	39,570	51,043
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	48,530	63,851
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	59,465	79,708
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	5,040	6,170
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/34	23,970	28,012
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	25,020	29,188
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	14,435	17,601
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,240	7,583
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	3,650	4,229
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	10,760	12,951
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	755	962
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	6,705	8,448
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/21	4,045	4,108
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/22	4,335	4,605
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/23	8,440	9,348
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	4,510	5,185
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	19,125	22,724
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	2,790	3,413
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/28	270	346
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/32	5,275	7,064
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	19,720	28,155
	Scottsdale AZ GO	5.000%	7/1/22	3,015	3,151

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/22	12,415	12,975
Tucson AZ Water System Water Revenue	5.000%	7/1/23	3,540	3,873
Tucson AZ Water System Water Revenue	5.000%	7/1/28	1,765	2,220
Tucson AZ Water System Water Revenue	5.000%	7/1/29	1,750	2,193
University of Arizona College & University Revenue	5.000%	8/1/27	940	1,184
University of Arizona College & University Revenue	5.000%	8/1/28	1,000	1,290
University of Arizona College & University Revenue	5.000%	6/1/30	2,085	2,440
University of Arizona College & University Revenue	5.000%	6/1/31	1,000	1,039
University of Arizona College & University Revenue	5.000%	6/1/32	1,290	1,341
University of Arizona College & University Revenue	5.000%	6/1/32	1,100	1,286
Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,245	1,557
Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,020	1,294
Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,260	1,434
Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,250	1,421
Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,010	1,141
Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/32	1,500	1,710
				1,670,168
Arkansas (0.3%)
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	380	389
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,450	1,839
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,725	2,226
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,500	1,964
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,500	1,952
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,000	2,589
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,200	2,828
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,085	1,400
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,200	2,819
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,942
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,850	2,361
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	1,400	1,781
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,250	1,587
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,085	1,286
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,405	1,779

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,100	1,390
	Arkansas GO	5.000%	6/15/23	111,845	122,061
	Arkansas GO	5.000%	10/1/24	10,105	11,617
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	1,750	1,760
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	3,000	3,572
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	3,305	3,924
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	2,815	3,339
	Rogers School District No. 30 GO	3.000%	2/1/31	4,810	5,111
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/26	2,695	3,027
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/27	1,500	1,682
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/28	1,025	1,149
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/30	2,670	2,919
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/31	2,860	3,121
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	18,550	20,737
	Springdale School District No. 50 GO	4.000%	6/1/27	3,500	3,610
	Springdale School District No. 50 GO	4.000%	6/1/32	4,500	4,641
	Springdale School District No. 50 GO	4.000%	6/1/33	5,500	5,671
	University of Arkansas College & University Revenue	5.000%	11/1/23	1,280	1,417
	University of Arkansas College & University Revenue	5.000%	11/1/25	570	680
	University of Arkansas College & University Revenue	5.000%	11/1/25	2,020	2,272
	University of Arkansas College & University Revenue	5.000%	11/1/26	600	738
	University of Arkansas College & University Revenue	5.000%	11/1/26	2,205	2,475
	University of Arkansas College & University Revenue	5.000%	11/1/27	1,050	1,153
	University of Arkansas College & University Revenue	5.000%	11/1/28	3,210	3,607
	University of Arkansas College & University Revenue	5.000%	11/1/28	3,000	3,294
	University of Arkansas College & University Revenue	5.000%	11/1/29	795	973
	University of Arkansas College & University Revenue	5.000%	11/1/29	3,355	3,771
	University of Arkansas College & University Revenue	5.000%	11/1/29	1,970	2,163
	University of Arkansas College & University Revenue	5.000%	11/1/30	2,565	2,883
	University of Arkansas College & University Revenue	5.000%	11/1/30	2,000	2,196
	University of Arkansas College & University Revenue	5.000%	11/1/31	835	1,020
	University of Arkansas College & University Revenue	5.000%	3/1/32	2,185	2,817
	University of Arkansas College & University Revenue	5.000%	11/1/33	1,125	1,373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Arkansas College & University Revenue	5.000%	11/1/34	1,000	1,219
	University of Arkansas College & University Revenue	5.000%	11/1/36	1,200	1,461
	University of Arkansas College & University Revenue, Prere.	5.000%	11/1/21	1,815	1,837
	University of Arkansas College & University Revenue, Prere.	5.000%	11/1/21	1,075	1,088
	University of Arkansas College & University Revenue, Prere.	5.000%	11/1/21	1,695	1,716
					269,226
California (9.8%)
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	1,375	1,436
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	2,795	2,920
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/21	155	156
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/22	1,450	1,525
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	1,970	2,407
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/27	2,340	2,942
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/33	750	939
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/34	600	749
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	5,000	5,506
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	6,510	7,733
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	750	910
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	12/1/27	3,010	3,363
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/30	12,395	13,766
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,015	4,326
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/29	5,020	5,407
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	9,000	9,694
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	5,000	5,382
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/35	5,000	5,377
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	2,195	2,212
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	7,900	9,351
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	4,680	5,527
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	12,990	15,311
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	11,840	13,939
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	25,300	29,736
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	40,140	47,108
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	26,430	30,890
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	20,000	23,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	7,200	7,223
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	64,500	67,961
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,850	21,464
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	54,000	58,726
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	33,875	37,307
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	19,535	21,008
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.920%	5/1/23	13,500	13,594
[2]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	8/5/21	4,000	4,000
[2]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	8/5/21	11,155	11,155
	Beverly Hills Unified School District CA GO	0.000%	8/1/28	5,000	4,708
	Beverly Hills Unified School District CA GO	0.000%	8/1/29	7,950	7,326
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	600	770
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	671
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	700	864
	California Department of Water Resources Water Revenue	5.000%	12/1/32	18,000	24,750
	California Department of Water Resources Water Revenue	5.000%	12/1/33	5,250	7,194
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	80	89
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/24	35	41
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	55	64
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	10	12
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	2,490	2,893
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/29	3,000	3,562
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,175	3,232
	California GO	5.000%	3/1/22	26,540	27,300
	California GO	5.000%	8/1/22	19,000	19,935
	California GO	5.000%	8/1/22	4,880	5,120
	California GO	5.000%	9/1/22	4,900	5,161
	California GO	5.000%	9/1/22	5,620	5,920
	California GO	5.000%	9/1/22	17,000	17,907
	California GO	4.000%	12/1/22	2,150	2,262
	California GO	5.000%	12/1/22	11,000	11,721
	California GO	5.000%	9/1/23	9,770	10,770
	California GO	5.000%	11/1/23	9,700	10,770
	California GO	5.000%	12/1/23	34,000	37,883
	California GO	5.000%	12/1/23	2,000	2,228
	California GO	5.000%	3/1/24	30,065	33,851
	California GO	5.000%	5/1/24	25,000	28,342
	California GO	5.000%	10/1/24	43,425	50,057
	California GO	4.000%	12/1/24	2,000	2,254
	California GO	5.000%	3/1/25	15,410	18,048
	California GO	5.000%	9/1/25	5,580	6,655

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	10/1/25	20,000	21,620
	California GO	5.000%	10/1/25	34,000	40,670
	California GO	5.000%	11/1/25	33,000	38,070
	California GO	5.000%	12/1/25	10,000	12,031
	California GO	5.000%	4/1/26	48,005	58,413
	California GO	5.000%	10/1/26	31,195	33,716
	California GO	5.000%	10/1/26	5,250	6,493
	California GO	5.000%	12/1/26	10,000	12,432
	California GO	5.000%	4/1/27	52,120	65,262
	California GO	3.500%	8/1/27	21,000	24,694
	California GO	5.000%	10/1/27	11,250	12,157
	California GO	5.250%	10/1/27	26,440	26,659
	California GO	5.000%	11/1/27	17,380	19,272
	California GO	5.000%	2/1/28	12,500	13,419
	California GO	5.000%	8/1/28	1,260	1,587
[6]	California GO	5.000%	9/1/28	18,000	23,373
	California GO	5.000%	10/1/28	5,250	6,849
	California GO	5.000%	11/1/28	9,175	10,171
	California GO	5.000%	11/1/28	7,770	9,856
	California GO	5.000%	11/1/28	29,660	38,773
	California GO	5.000%	11/1/28	21,450	28,040
	California GO	5.000%	12/1/28	3,575	3,977
	California GO	5.000%	9/1/29	1,830	2,249
	California GO	5.000%	9/1/29	7,030	8,640
[6]	California GO	5.000%	9/1/29	11,000	14,628
	California GO	5.250%	9/1/29	10,460	11,569
	California GO	5.000%	10/1/29	10,000	11,473
	California GO	5.000%	11/1/29	17,695	23,676
	California GO	5.000%	4/1/30	4,910	6,445
	California GO	5.000%	5/1/30	30,000	33,834
	California GO	4.000%	8/1/30	12,400	14,504
	California GO	5.000%	8/1/30	15,000	18,303
	California GO	5.000%	9/1/30	4,500	4,517
[6]	California GO	5.000%	9/1/30	12,100	16,458
	California GO	5.250%	9/1/30	25,480	28,181
	California GO	5.000%	11/1/30	32,570	44,576
	California GO	3.500%	12/1/30	7,500	8,140
	California GO	5.000%	12/1/30	2,000	2,743
	California GO	4.000%	8/1/31	27,000	31,523
	California GO	4.000%	9/1/31	8,610	10,074
[6]	California GO	5.000%	9/1/31	18,545	25,703
	California GO	5.000%	10/1/31	24,000	27,493
	California GO	5.000%	10/1/31	11,975	15,865
	California GO	5.000%	11/1/31	10,000	12,664
	California GO	5.000%	12/1/31	1,000	1,397
	California GO	5.000%	2/1/32	50,640	54,317
	California GO	5.000%	4/1/32	26,035	33,991
	California GO	4.000%	8/1/32	8,000	9,323
	California GO	4.000%	9/1/32	5,000	5,839
	California GO	5.000%	9/1/32	6,500	7,919
[6]	California GO	5.000%	9/1/32	11,000	15,195
	California GO	5.000%	10/1/32	11,000	12,590
	California GO	5.000%	10/1/32	7,690	10,173
	California GO	4.000%	11/1/32	4,805	5,762
	California GO	5.000%	12/1/32	1,000	1,207
	California GO	5.000%	2/1/33	60,000	64,319
	California GO	5.000%	4/1/33	12,000	15,644
	California GO	4.000%	8/1/33	26,000	30,238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/33	14,000	16,975
	California GO	4.000%	9/1/33	26,050	30,361
	California GO	3.000%	10/1/33	9,000	10,284
	California GO	5.000%	10/1/33	6,000	6,867
	California GO	3.000%	11/1/33	2,620	3,030
	California GO	4.000%	8/1/34	5,030	5,839
	California GO	5.000%	9/1/34	1,655	2,012
	California GO	3.000%	10/1/34	18,575	21,164
	California GO	5.000%	10/1/34	10,000	11,442
	California GO	3.000%	11/1/34	3,200	3,674
	California GO	5.000%	11/1/34	5,660	7,617
	California GO	5.000%	11/1/34	2,590	3,485
	California GO	5.000%	12/1/34	900	1,084
	California GO	4.000%	9/1/35	8,000	9,296
	California GO	4.000%	9/1/35	10,000	11,620
	California GO	3.000%	10/1/35	44,000	49,937
	California GO	3.000%	11/1/35	2,300	2,627
	California GO	4.000%	11/1/35	2,090	2,609
	California GO	5.000%	11/1/35	24,035	32,282
	California GO	4.000%	3/1/36	15,000	18,420
	California GO	3.000%	10/1/36	29,800	33,501
	California GO	5.000%	11/1/36	9,850	13,202
	California GO	5.000%	12/1/36	1,000	1,343
	California GO	3.000%	10/1/37	6,800	7,585
	California GO	4.000%	3/1/38	4,930	6,006
	California GO	4.000%	11/1/40	1,825	2,237
[6]	California GO	5.000%	9/1/41	28,000	37,676
[2,5]	California GO TOB VRDO	0.040%	8/5/21	15,395	15,395
[2,5]	California GO TOB VRDO	0.040%	8/5/21	19,935	19,935
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	5,000	5,302
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,000	5,295
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,475	2,620
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,845	4,066
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	2,213
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,000	3,790
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,050	2,586
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,320	2,923
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	4,030	5,071
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	6,317
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,250	2,831
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,400	4,275
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	2,009
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,508
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	34,940	41,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	6,395	8,010
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,000	1,205
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	2,242
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	1,510	1,599
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	5,095	5,404
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	41,815	46,926
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	81,500	97,413
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	45,000	59,957
	California Housing Finance Local or Guaranteed Housing Revenue	3.500%	11/20/35	18,709	22,286
[3]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.370%	8/1/24	5,500	5,500
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	3,000	3,949
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	23,600	23,977
[3]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.720%	6/1/26	2,000	2,026
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/29	1,000	1,185
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/32	2,190	2,592
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/35	1,755	2,070
	California Municipal Finance Authority Industrial Revenue VRDO	0.040%	8/2/21	800	800
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/2/21	1,100	1,100
[2,5]	California State Municipal Finance Authority Housing Revenue TOB VRDO	0.460%	8/5/21	9,515	9,515
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	6,075	6,298
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/22	8,000	8,137
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	3,065	3,326
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	4,510	4,894
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	750	829
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	2,750	3,054
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	900	1,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	3,400	3,928
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	3,600	4,306
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	1,350	1,665
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	7,420	7,721
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,442
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/27	1,325	1,530
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,850	4,894
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	14,610	19,048
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	4,250	5,436
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	11,700	15,617
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	6,000	7,810
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	4,800	6,525
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	9,500	12,591
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	16,875	23,461
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	9,000	11,891
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	13,250	17,446
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/34	1,500	2,040
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	16,750	21,981
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/35	1,500	2,035
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	17,500	22,927
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	18,500	24,169
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/24	10,000	10,159
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/25	7,000	7,117
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/26	5,000	5,084
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/27	3,145	3,387
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/27	13,000	13,207
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/28	8,000	8,127

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	4,250	4,574
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/29	10,705	10,875
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	4,225
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/31	5,000	5,375
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/33	3,350	3,598
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/24	4,155	4,690
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	3,085	3,185
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	8,245	9,687
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/30	2,495	2,787
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.125%	10/1/31	4,260	4,294
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	20,000	23,459
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	3,835	4,484
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/32	9,650	9,964
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/32	2,100	2,776
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	2,615	3,451
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	2,580	3,399
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/35	5,365	7,060
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/36	3,100	4,075
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	12/1/21	8,145	8,277
California State University College & University Revenue	5.000%	11/1/24	21,250	24,569
California State University College & University Revenue	5.000%	11/1/24	19,590	22,650
California State University College & University Revenue	5.000%	11/1/24	23,690	27,391

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue	5.000%	11/1/24	7,470	8,637
California State University College & University Revenue	5.000%	11/1/24	24,505	28,333
California State University College & University Revenue	5.000%	11/1/24	9,835	11,371
California State University College & University Revenue	5.000%	11/1/24	4,280	4,949
California State University College & University Revenue	5.000%	11/1/28	3,570	4,341
California State University College & University Revenue	5.000%	11/1/30	8,400	10,491
California State University College & University Revenue	5.000%	11/1/30	2,025	2,458
California State University College & University Revenue	5.000%	11/1/31	5,955	7,428
California State University College & University Revenue	5.000%	11/1/31	4,600	5,579
California State University College & University Revenue	5.000%	11/1/32	2,555	3,184
California State University College & University Revenue	5.000%	11/1/32	10,000	12,118
California State University College & University Revenue	5.000%	11/1/33	8,010	9,963
California State University College & University Revenue	5.000%	11/1/33	1,000	1,244
California State University College & University Revenue	4.000%	11/1/34	2,000	2,303
California State University College & University Revenue	5.000%	11/1/34	10,270	12,757
California State University College & University Revenue	5.000%	11/1/34	1,000	1,242
California State University College & University Revenue	4.000%	11/1/35	2,000	2,302
California State University College & University Revenue	5.000%	11/1/35	12,825	15,910
California State University College & University Revenue	5.000%	11/1/35	4,645	6,138
California State University College & University Revenue	5.000%	11/1/36	12,660	15,692
California State University College & University Revenue	5.000%	11/1/36	7,165	9,457
California State University College & University Revenue	5.000%	11/1/37	9,290	11,045
California State University College & University Revenue	5.000%	11/1/38	10,000	13,146
California State University College & University Revenue	3.000%	11/1/41	1,585	1,767
California State University College & University Revenue	5.000%	11/1/41	12,445	15,022
California State University College & University Revenue, Prere.	5.250%	11/1/21	7,395	7,488
California State University College & University Revenue, Prere.	5.250%	11/1/21	7,790	7,888
California State University College & University Revenue, Prere.	5.250%	11/1/21	7,960	8,060
California State University College & University Revenue, Prere.	5.250%	11/1/21	4,000	4,050
California State University College & University Revenue, Prere.	5.000%	11/1/24	380	439

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue, Prere.	5.000%	11/1/24	410	473
	California State University College & University Revenue, Prere.	5.000%	11/1/24	500	577
	California State University College & University Revenue, Prere.	5.000%	11/1/24	530	612
	California State University College & University Revenue, Prere.	5.000%	11/1/24	460	531
	California State University College & University Revenue, Prere.	5.000%	11/1/24	195	225
	California State University College & University Revenue, Prere.	5.000%	11/1/24	125	144
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,925	6,932
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,329
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	5,000	5,725
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,500	4,054
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	970	1,272
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	1,240
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/27	5,000	5,009
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	35,180	46,873
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	21,035	28,026
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	28,065	37,393
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	16,290	21,704
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,000	1,172
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	1,000	1,211
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,211
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	2,000	2,404
	Cerritos Community College District GO	0.000%	8/1/28	1,000	920
	Cerritos Community College District GO	0.000%	8/1/30	1,850	1,616
	Cerritos Community College District GO	0.000%	8/1/31	1,000	853

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chabot-Las Positas Community College District GO	5.000%	8/1/27	7,000	7,682
	Chabot-Las Positas Community College District GO	5.000%	8/1/30	15,000	16,461
	Chabot-Las Positas Community College District GO	5.000%	8/1/31	5,000	5,487
	Chabot-Las Positas Community College District GO	5.000%	8/1/32	17,000	18,656
[6]	Chabot-Las Positas Community College District GO	3.000%	8/1/34	1,350	1,507
[6]	Chabot-Las Positas Community College District GO	3.000%	8/1/35	2,000	2,225
[6]	Chabot-Las Positas Community College District GO	3.000%	8/1/36	1,650	1,827
[6]	Chabot-Las Positas Community College District GO	3.000%	8/1/37	1,500	1,655
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	1,250	1,423
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	2,000	2,277
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/26	800	947
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/27	2,340	2,763
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,300	1,531
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	1,080	1,190
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,299
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/25	1,145	1,364
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,487
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,559
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,623
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,694
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,634
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,858
[7]	Clovis Unified School District GO	0.000%	8/1/25	2,485	2,433
	Concord CA COP	2.125%	4/1/41	2,275	2,153
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	2,000	2,197
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	3,000	3,295
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	4,000	4,394
	Corona-Norco Unified School District GO	4.000%	8/1/35	5,240	6,012
	Corona-Norco Unified School District GO	4.000%	8/1/36	5,550	6,311
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	13,140	13,671
	Cupertino Union School District GO, Prere.	5.000%	8/1/22	1,000	1,049
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,490	2,727
	Desert Sands Unified School District GO	5.000%	8/1/32	1,500	1,876

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Desert Sands Unified School District GO	5.000%	8/1/33	1,305	1,629
	Desert Sands Unified School District GO	5.000%	8/1/34	1,030	1,283
[4]	Downey Unified School District GO	2.000%	8/1/38	1,080	1,063
[4]	Downey Unified School District GO	2.000%	8/1/39	1,005	983
[4]	Downey Unified School District GO	2.000%	8/1/40	2,565	2,490
[4]	Downey Unified School District GO	2.000%	8/1/41	3,120	2,994
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	10,900	13,649
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/33	7,665	9,570
	East Side Union High School District GO	5.000%	8/1/26	2,575	2,821
	East Side Union High School District GO	5.000%	8/1/27	2,000	2,190
	East Side Union High School District GO	5.000%	8/1/28	3,000	3,284
	East Side Union High School District GO	2.000%	8/1/33	6,695	6,954
[4]	East Side Union High School District GO	3.000%	8/1/33	6,920	7,623
	East Side Union High School District GO	2.000%	8/1/34	8,120	8,420
[4]	East Side Union High School District GO	3.000%	8/1/34	4,600	5,053
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/34	5,730	6,607
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	8,125	9,333
[3]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	0.120%	7/1/24	4,000	4,000
	Eastern Municipal Water District Water Revenue VRDO	0.020%	8/2/21	5,465	5,465
[6]	El Camino Community College District Foundation GO	2.000%	8/1/40	2,500	2,461
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	1,750	1,800
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	1,000	1,029
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	2,485	2,556
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	2,110	2,171
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	2,000	2,057
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	3,060	3,448
	El Segundo Unified School District GO	0.000%	8/1/28	2,705	2,494
	El Segundo Unified School District GO	0.000%	8/1/29	8,655	7,787
	El Segundo Unified School District GO	0.000%	8/1/30	9,160	8,014
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/23	775	847
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,132
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/25	750	878
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/26	1,155	1,365
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/30	1,130	1,340
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/31	1,750	2,073
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/32	1,365	1,616
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/23	2,875	2,846
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/24	1,700	1,665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/25	2,055	1,983
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/26	2,985	2,833
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/28	2,875	2,612
	Fontana Unified School District GO	3.000%	8/1/38	1,290	1,412
[8]	Foothill-De Anza Community College District GO	0.000%	8/1/32	9,280	7,976
	Foothill-De Anza Community College District GO	3.000%	8/1/34	840	981
	Foothill-De Anza Community College District GO	3.000%	8/1/36	650	749
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,315
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	2,046	2,499
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	40,500	42,414
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.125% coupon rate effective 1/15/24	0.000%	1/15/28	20,090	22,764
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.200% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,337
	Fresno Unified School District GO	4.000%	8/1/34	450	548
	Fresno Unified School District GO	4.000%	8/1/35	300	364
	Fresno Unified School District GO	3.000%	8/1/36	1,000	1,105
	Fresno Unified School District GO	3.000%	8/1/36	2,385	2,641
	Gavilan Joint Community College District GO	5.000%	8/1/30	5,000	5,887
	Gavilan Joint Community College District GO	5.000%	8/1/31	6,000	7,061
[10]	Gilroy Unified School District GO	0.000%	8/1/30	5,390	4,737
[10]	Gilroy Unified School District GO	0.000%	8/1/32	3,400	2,850
[10]	Gilroy Unified School District GO, ETM	0.000%	8/1/30	255	232
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	7,500	8,796
[4]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/26	5,000	4,811
[8]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/27	5,000	4,729
[8]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/28	52,135	48,295
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,760	12,626
	Grossmont Healthcare District GO	4.000%	7/15/40	28,000	31,419
[4]	Hayward Unified School District GO	5.000%	8/1/28	2,720	3,088
[4]	Hayward Unified School District GO	5.000%	8/1/28	3,795	4,308
[4]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	2,575	2,947
[4]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,315	4,939
	Huntington Beach City School District GO	4.000%	8/1/36	1,000	1,165
	Huntington Beach City School District GO	4.000%	8/1/37	1,000	1,163
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/34	3,735	4,354
[2]	Irvine CA VRDO	0.020%	8/2/21	4,430	4,430
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,208
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,177
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Kern Community College District GO	0.000%	11/1/26	10,210	9,784
	Kern Community College District GO	3.000%	8/1/40	3,030	3,355
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/23	2,100	2,084
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/25	3,635	3,527
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/27	1,500	1,407
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/28	3,170	2,909
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	3,125	3,588
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/23	290	323
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	170	195
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/28	235	307
[8]	Long Beach Bond Finance Authority Tax Allocation Revenue (Industrial Redevelopment Project Areas)	5.500%	11/1/21	7,645	7,744
[8]	Long Beach Bond Finance Authority Tax Allocation Revenue (Industrial Redevelopment Project Areas)	5.500%	11/1/22	3,535	3,756
[10]	Long Beach Unified School District GO	0.000%	8/1/23	1,995	1,983
[10]	Long Beach Unified School District GO	0.000%	8/1/26	1,475	1,418
	Long Beach Unified School District GO	3.000%	8/1/40	3,090	3,382
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,495	10,361
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	28,000	30,199
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	21,000	23,441
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	20,000	22,325
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	24,895	28,533
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,040	3,484
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	30,500	34,958
[2,5]	Los Angeles CA Local or Guaranteed Housing Revenue VRDO TOB	0.460%	8/5/21	7,000	7,000
	Los Angeles CA Unified School District GO	5.000%	7/1/22	49,000	51,212
	Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	22,772
	Los Angeles CA Unified School District GO	5.000%	7/1/27	10,635	13,428
	Los Angeles CA Unified School District GO	5.000%	7/1/29	13,650	15,503
	Los Angeles CA Unified School District GO	3.000%	7/1/31	20,135	22,074
	Los Angeles CA Unified School District GO	5.000%	7/1/31	5,720	7,534
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,200	2,746
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	12,588
	Los Angeles CA Unified School District GO	3.000%	7/1/35	2,400	2,713
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	27,000	33,943
	Los Angeles CA Unified School District GO	4.000%	7/1/36	6,600	8,123
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	32,021
	Los Angeles CA Unified School District GO	4.000%	7/1/37	9,000	11,036
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	15,648
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,600	5,597
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	2,020	2,531
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,120	6,415

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	5,280	6,607
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	2,500	3,124
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	1,050	1,226
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,795	6,755
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	3,000	3,738
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,000	2,492
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	4,000	4,977
[2]	Los Angeles CA Wastewater System Water Revenue VRDO	0.010%	8/5/21	15,000	15,000
[2]	Los Angeles CA Wastewater System Water Revenue VRDO	0.010%	8/5/21	9,700	9,700
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	12,350	15,548
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,650	10,570
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	18,485	23,942
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,290	11,337
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	15,000	19,882
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	11,000	14,904
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	20,139
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,500	3,544
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	23,724
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,300	6,434
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	8,000	10,723
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	10,000	12,511
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	18,593
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	18,030	23,235
[6]	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	16,965	21,616
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	10,000	13,361
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	9,500	11,865
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	15,677
[6]	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	23,695	30,078
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	655	874
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	21,101

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,035	6,463
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	4,000	5,319
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	20,003
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	25,578
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	8,860	12,073
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	8,930	11,081
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	1,000	1,228
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/27	1,475	1,546
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/32	3,000	3,144
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	20,000	26,482
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	19,065	25,788
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	12,485	16,800
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	13,140	17,459
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,230	5,620
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,575	3,171
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,300	2,832
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,995	3,677
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,315	2,842
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,165	4,270
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,765	9,505
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	4,830	5,912
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,725	3,662
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	10,565	12,903
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	5,025	6,137
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	20,730	25,199
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	5,225	6,352
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,750	3,581
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	30,000	36,398
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,435	6,594
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	10,000	12,997

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,000	2,656
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,295	7,009
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	3,000	4,013
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	16,090	21,179
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	4,905	6,533
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	32,930	43,751
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/27	7,985	9,102
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/28	25,385	27,712
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/35	23,055	28,245
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/36	16,270	19,906
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/37	11,140	13,618
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/37	10,500	13,336
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/39	6,895	8,846
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	36,000	45,903
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	17,150	21,831
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	750	938
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	10,760	13,842
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	22,715	24,793
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	11,185	12,197
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	3,000	3,691
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	2,500	3,072
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	2,500	3,069
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	2,750	3,282
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	18,025	23,001
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	21,535	27,417
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	17,720	21,682
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	11,000	13,988

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	12,540	16,540
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	8/2/21	3,000	3,000
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.020%	8/2/21	9,200	9,200
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	7,000	8,594
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	4,079
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	10,000	12,283
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	3,775	5,107
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	10,875	12,578
	Los Rios Community College District GO	3.000%	8/1/24	2,000	2,173
	Los Rios Community College District GO	4.000%	8/1/24	1,180	1,317
	Los Rios Community College District GO	3.000%	8/1/25	2,000	2,219
	Los Rios Community College District GO	4.000%	8/1/25	800	920
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/21	1,090	1,094
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,084
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,202
[7]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,310	1,561
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,000	13,312
[3]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.160%	5/21/24	5,500	5,500
[3]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.160%	5/21/24	4,700	4,700
[3]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.160%	5/21/24	5,500	5,500
	Mount Diablo CA Unified School District GO	5.000%	8/1/32	7,910	8,281
[9]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,575
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	1,000	1,198
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	6,000	9,537
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,170	23,654
	Napa Valley Community College District GO	4.000%	8/1/29	6,065	6,947
	Napa Valley Community College District GO	4.000%	8/1/32	6,000	6,846
	Napa Valley Unified School District GO	4.000%	8/1/26	2,655	2,849
	Napa Valley Unified School District GO	4.000%	8/1/27	5,130	5,502
	Napa Valley Unified School District GO	4.000%	8/1/28	6,000	6,433
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/27	2,275	2,546
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/28	2,235	2,497
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	10,000	11,031
	Oakland Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	4,500	4,517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oakland Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,500	1,573
[4]	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	2,000	2,191
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,718
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	14,000	18,118
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/34	16,200	20,934
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/35	9,850	12,703
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	10,050	12,939
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	12,500	16,054
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	8,025	10,265
[2]	Orange County Water District COP VRDO	0.010%	8/4/21	8,900	8,900
	Palo Alto Unified School District GO	0.000%	8/1/23	14,050	14,007
	Palo Alto Unified School District GO	0.000%	8/1/28	20,320	19,266
	Palo Alto Unified School District GO	0.000%	8/1/29	19,530	18,198
[10]	Palomar Health GO	0.000%	8/1/32	9,300	7,795
	Palomar Health GO	4.000%	8/1/34	5,725	6,450
[7]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	5,000	4,532
	Peralta Community College District GO	5.000%	8/1/27	7,605	9,554
	Peralta Community College District GO	5.000%	8/1/28	3,000	3,390
	Peralta Community College District GO	5.000%	8/1/28	9,110	11,741
	Peralta Community College District GO	5.000%	8/1/29	10,745	14,169
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	1,135	1,197
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23	1,200	1,325
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,449
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/25	1,315	1,567
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31	3,220	3,748
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,000	1,143
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	1,133
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/24	3,550	4,109
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/25	5,580	6,690
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/28	2,190	2,609
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/28	2,190	2,603
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/29	4,830	5,730
	Poway Unified School District GO	0.000%	8/1/29	6,160	5,596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,365	1,624
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	2,230	2,644
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,735	2,052
	Rancho Santiago Community College District GO, Prere.	5.000%	9/1/23	6,690	7,376
	Rancho Santiago Community College District GO, Prere.	5.000%	9/1/23	16,145	17,801
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30	2,885	3,381
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31	3,050	3,572
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32	3,125	3,658
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/35	6,260	8,083
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/31	9,575	11,353
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/33	3,495	4,134
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/34	12,070	14,261
[4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/30	1,375	1,713
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/25	8,790	8,466
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/26	3,375	3,198
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/27	6,430	5,980
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/28	9,395	8,551
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/29	11,075	9,847
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	3,234
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	4,980	5,453
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	7,365	8,065
[7]	Rocklin Unified School District GO	0.000%	8/1/22	5,450	5,439
[4]	Roseville Joint Union High School District GO	0.000%	8/1/27	2,915	2,745
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	140	150
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	285	330
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/26	355	423
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	160	200
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/32	200	247
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/36	500	611
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/38	1,680	2,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/40	2,000	2,414
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/21	1,920	1,951
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,240	1,382
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,760	2,044
[7]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	13,125	12,687
[7]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	11,000	9,401
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/28	1,130	1,335
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,000	2,258
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/31	1,000	1,179
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/31	3,000	3,386
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/35	1,115	1,307
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/26	755	757
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,960	2,151
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,180	1,295
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,320	1,449
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,400	1,536
[4]	San Bernardino Community College District GO	0.000%	8/1/22	3,535	3,527
[4]	San Bernardino Community College District GO	0.000%	8/1/23	5,000	4,968
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	12,065	13,253
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	13,965	15,340
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	14,080	15,466
	San Diego CA Unified School District GO	0.000%	7/1/30	11,270	10,246
	San Diego CA Unified School District GO	0.000%	7/1/36	1,000	774
	San Diego CA Unified School District GO	0.000%	7/1/38	5,220	3,828
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	1,050	944
	San Diego Community College District GO	4.000%	8/1/32	19,065	22,156
	San Diego Community College District GO, Prere.	5.000%	8/1/21	7,400	7,400
	San Diego Community College District GO, Prere.	5.000%	8/1/21	3,895	3,895
	San Diego Community College District GO, Prere.	5.000%	8/1/21	8,350	8,350
	San Diego Community College District GO, Prere.	5.000%	8/1/21	4,315	4,315
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,900	2,528
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,500	1,947

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,680	2,225
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,815
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,095	2,770
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,150	2,768
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,325	1,747
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,340	1,718
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,250	1,644
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,950	2,496
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,777
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,826
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,789
	San Diego County Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	2,450	2,533
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	10,625	11,230
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,000	1,365
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/37	1,700	2,306
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	1,000	1,353
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	1,855	2,484
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.010%	8/5/21	13,650	13,650
[2]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	0.040%	8/4/21	2,000	2,000
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/40	2,750	3,630
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,570	10,443
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/31	5,160	6,268
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/32	4,805	5,821
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	15,835	19,165
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/34	12,645	15,284
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	14,599
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	11,146
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/30	5,000	5,911
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/37	3,250	3,623
	San Francisco CA City & County COP	5.000%	4/1/28	10,790	12,834
	San Francisco CA City & County COP	4.000%	4/1/30	16,775	19,104
	San Francisco CA City & County COP	4.000%	4/1/33	12,465	14,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA City & County COP	4.000%	4/1/34	2,550	3,050
	San Francisco CA City & County COP	4.000%	4/1/35	10,000	11,293
	San Francisco CA City & County COP	4.000%	4/1/35	2,650	3,164
	San Francisco CA City & County COP	4.000%	4/1/36	10,000	11,274
	San Francisco CA City & County COP	4.000%	4/1/36	2,755	3,270
	San Francisco CA City & County COP	4.000%	4/1/37	2,865	3,389
	San Francisco CA City & County COP	4.000%	4/1/38	2,980	3,514
	San Francisco CA City & County COP	4.000%	4/1/39	2,100	2,472
	San Francisco CA City & County COP	4.000%	4/1/39	2,000	2,395
	San Francisco CA City & County COP	4.000%	4/1/40	2,000	2,388
	San Francisco CA City & County COP	4.000%	4/1/41	2,000	2,379
	San Francisco CA City & County GO	5.000%	6/15/27	10,000	10,917
	San Francisco CA City & County GO	4.000%	6/15/28	25,000	26,780
	San Francisco CA City & County GO	4.000%	6/15/29	15,000	16,070
[6]	San Francisco CA City & County GO	4.000%	6/15/36	7,230	8,832
[6]	San Francisco CA City & County GO	4.000%	6/15/37	7,520	9,163
[6]	San Francisco CA City & County GO	4.000%	6/15/38	3,960	4,815
[6]	San Francisco CA City & County GO	4.000%	6/15/38	7,820	9,508
[6]	San Francisco CA City & County GO	4.000%	6/15/38	2,830	3,441
[6]	San Francisco CA City & County GO	4.000%	6/15/39	4,115	4,993
[6]	San Francisco CA City & County GO	4.000%	6/15/39	8,130	9,864
[6]	San Francisco CA City & County GO	4.000%	6/15/39	2,945	3,573
[6]	San Francisco CA City & County GO	4.000%	6/15/40	2,280	2,761
[6]	San Francisco CA City & County GO	4.000%	6/15/40	3,455	4,185
[6]	San Francisco CA City & County GO	4.000%	6/15/40	3,060	3,706
[6]	San Francisco CA City & County GO	4.000%	6/15/41	2,455	2,967
[6]	San Francisco CA City & County GO	4.000%	6/15/41	3,795	4,586
[6]	San Francisco CA City & County GO	4.000%	6/15/41	3,185	3,849
[2,5]	San Francisco CA City & County Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	22,145	22,145
[2,5]	San Francisco CA City & County Multi-Family Housing Revenue TOB VRDO	0.460%	8/5/21	39,965	39,965
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	8,040	9,552
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	2,222
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	7,185	8,842
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	2,000	2,345
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	20,255	25,559
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	12,000	12,444
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	10,000	12,944
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	14,000	18,094
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	3,000	4,066
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	10,950	14,127
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	4,855	6,566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	4,000	5,392
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	10,000	10,559
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	9,030	10,739
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	2,545	3,027
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	3,925	4,965
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,015	2,549
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	9,225	11,622
	San Francisco Unified School District GO	4.000%	6/15/31	8,670	8,956
	San Francisco Unified School District GO	4.000%	6/15/31	8,420	10,152
	San Francisco Unified School District GO	4.000%	6/15/31	5,615	6,770
	San Francisco Unified School District GO	4.000%	6/15/32	3,950	4,081
	San Francisco Unified School District GO	4.000%	6/15/32	5,935	7,137
	San Francisco Unified School District GO	4.000%	6/15/32	3,840	4,618
	San Francisco Unified School District GO	4.000%	6/15/33	8,885	10,230
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,670	2,058
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/33	2,580	3,330
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	3,000	3,686
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	2,485	3,202
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,110	3,821
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,170	4,077
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/36	3,565	4,373
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	2,745	3,156
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,010	3,461
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,095	3,559
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	1,510	1,736
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,445	3,961
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,840	4,416
[7]	San Jose Unified School District GO	0.000%	8/1/30	3,775	3,380
	San Lorenzo Unified School District GO	4.000%	8/1/35	300	360
	San Lorenzo Unified School District GO	4.000%	8/1/37	385	459
	San Lorenzo Unified School District GO	4.000%	8/1/39	525	623
	San Lorenzo Unified School District GO	4.000%	8/1/41	485	572
	San Marcos Unified School District GO	5.000%	8/1/36	3,330	4,133
	San Mateo Foster City School District GO	3.000%	8/1/39	555	613
	San Mateo Foster City School District GO	3.000%	8/1/39	555	613
	San Mateo Foster City School District GO	3.000%	8/1/40	560	617
	San Mateo Foster City School District GO	3.000%	8/1/41	500	550
	San Mateo Foster City School District GO	3.000%	8/1/41	585	643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,277
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/28	2,520	2,867
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/29	1,675	1,905
[9]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	3,220	3,898
[8]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29	3,535	3,130
[8]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30	3,535	3,039
[8]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32	3,535	2,874
	San Ramon Valley CA Unified School District GO	5.000%	8/1/26	3,385	3,714
	San Ramon Valley CA Unified School District GO	5.000%	8/1/27	1,080	1,184
[7]	Santa Ana Unified School District GO	0.000%	8/1/29	3,315	2,966
[7]	Santa Ana Unified School District GO	0.000%	8/1/30	2,200	1,918
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	5,200	5,770
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	5,485	6,062
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	5,525	6,085
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	7,440	8,170
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/40	13,670	13,514
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	8,920	9,765
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/41	13,960	13,722
	Santa Clara Unified School District GO	3.000%	7/1/32	4,770	5,255
	Santa Clara Unified School District GO	3.000%	7/1/34	4,435	4,840
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	6,647
	Santa Clara Unified School District GO	3.000%	7/1/37	3,590	3,856
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.030%	8/2/21	6,985	6,985
[2]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.010%	8/5/21	6,100	6,100
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,175
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,035	1,217
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,010	1,187
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,175
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,763
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,763
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	2,650	3,115
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/32	2,000	2,385

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/33	2,000	2,382
	Santa Monica Community College District GO	0.000%	8/1/23	9,045	8,989
	Santa Monica Community College District GO	0.000%	8/1/27	7,065	6,672
	Santa Monica Community College District GO	0.000%	8/1/28	7,295	6,745
	Santa Monica Community College District GO	0.000%	8/1/29	12,640	11,409
	Santa Monica Community College District GO	5.000%	8/1/35	4,000	5,000
	Santa Monica Community College District GO, Prere.	5.000%	8/1/23	5,145	5,652
[8]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/27	11,125	10,429
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/35	1,640	1,884
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/38	2,700	3,056
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/39	2,900	3,258
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/40	2,500	2,786
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/41	6,945	7,718
[7]	Simi Valley Unified School District GO	0.000%	6/1/29	6,000	5,364
[4]	Simi Valley Unified School District GO	0.000%	8/1/29	5,000	4,460
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/30	5,000	5,550
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/30	5,930	6,987
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/32	5,045	5,927
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/34	9,695	11,358
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/36	1,640	1,916
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,000	5,012
[2]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	0.020%	8/2/21	18,900	18,900
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/27	445	564
	State Center Community College District GO	5.000%	8/1/29	6,005	7,080
	State Center Community College District GO	5.000%	8/1/31	5,070	5,976
	State Center Community College District GO	3.000%	8/1/38	2,000	2,240
[1]	Sweetwater Union High School District GO	5.000%	8/1/29	3,300	3,726
	Tahoe-Truckee Unified School District GO	5.000%	8/1/29	440	537
	Tahoe-Truckee Unified School District GO	5.000%	8/1/30	805	981
	Tahoe-Truckee Unified School District GO	5.000%	8/1/31	610	742
	Tahoe-Truckee Unified School District GO	5.000%	8/1/33	1,085	1,315
	Tahoe-Truckee Unified School District GO	5.000%	8/1/36	1,610	1,940
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/34	3,000	3,260
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/35	2,000	2,170
[7]	Union Elementary School District GO	0.000%	9/1/27	7,295	6,901
[7]	Union Elementary School District GO	0.000%	9/1/28	4,625	4,285
[7]	Union Elementary School District GO	0.000%	9/1/28	6,275	5,813

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/24	2,585	2,808
	University of California College & University Revenue	5.000%	5/15/27	6,125	7,218
	University of California College & University Revenue	5.000%	5/15/28	17,945	19,485
	University of California College & University Revenue	5.000%	5/15/28	5,550	6,540
	University of California College & University Revenue	5.000%	5/15/28	12,500	14,730
	University of California College & University Revenue	5.000%	5/15/29	19,020	22,382
[6]	University of California College & University Revenue	5.000%	5/15/29	1,750	2,248
	University of California College & University Revenue	5.000%	5/15/30	70	88
[6]	University of California College & University Revenue	5.000%	5/15/30	4,450	5,840
	University of California College & University Revenue	4.000%	5/15/31	18,505	22,246
	University of California College & University Revenue	5.000%	5/15/31	11,100	13,035
	University of California College & University Revenue	5.000%	5/15/31	3,785	4,850
[6]	University of California College & University Revenue	5.000%	5/15/31	1,000	1,341
	University of California College & University Revenue	5.000%	5/15/32	21,830	23,699
	University of California College & University Revenue	5.000%	5/15/32	4,060	4,764
	University of California College & University Revenue	5.000%	5/15/32	9,025	11,548
[6]	University of California College & University Revenue	5.000%	5/15/32	3,500	4,794
	University of California College & University Revenue	4.000%	5/15/33	28,500	33,492
	University of California College & University Revenue	5.000%	5/15/33	31,200	33,865
	University of California College & University Revenue	5.000%	5/15/33	5,750	7,347
[6]	University of California College & University Revenue	5.000%	5/15/33	2,200	3,000
	University of California College & University Revenue	4.000%	5/15/34	28,825	33,798
	University of California College & University Revenue	4.000%	5/15/34	17,000	18,673
	University of California College & University Revenue	5.000%	5/15/34	38,420	41,694
	University of California College & University Revenue	5.000%	5/15/34	5,625	7,148
	University of California College & University Revenue	5.000%	5/15/34	7,000	9,377
[6]	University of California College & University Revenue	5.000%	5/15/34	2,100	2,851
	University of California College & University Revenue	4.000%	5/15/35	5,665	6,633
	University of California College & University Revenue	5.000%	5/15/35	6,025	7,645
	University of California College & University Revenue	5.000%	5/15/35	15,045	20,116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	University of California College & University Revenue	5.000%	5/15/35	3,000	4,060
	University of California College & University Revenue	4.000%	5/15/36	14,890	18,642
	University of California College & University Revenue	5.000%	5/15/36	7,175	8,664
	University of California College & University Revenue	5.000%	5/15/36	9,010	11,452
	University of California College & University Revenue	5.000%	5/15/36	3,000	3,999
[6]	University of California College & University Revenue	5.000%	5/15/36	10,500	14,151
	University of California College & University Revenue	4.000%	5/15/37	12,000	14,976
	University of California College & University Revenue	5.000%	5/15/37	6,640	8,396
[6]	University of California College & University Revenue	5.000%	5/15/37	10,000	13,423
	University of California College & University Revenue	4.000%	5/15/38	12,300	15,287
	University of California College & University Revenue	5.000%	5/15/38	1,850	2,335
[6]	University of California College & University Revenue	5.000%	5/15/38	16,000	21,404
	University of California College & University Revenue	4.000%	5/15/39	13,500	16,651
	University of California College & University Revenue	5.000%	5/15/39	10,000	13,203
[6]	University of California College & University Revenue	5.000%	5/15/39	3,235	4,313
	University of California College & University Revenue	4.000%	5/15/40	17,905	22,001
[6]	University of California College & University Revenue	5.000%	5/15/40	2,695	3,579
	University of California College & University Revenue	4.000%	5/15/41	15,000	18,381
	University of California College & University Revenue	5.000%	5/15/41	8,000	10,486
[6]	University of California College & University Revenue	5.000%	5/15/41	3,175	4,198
[6]	University of California College & University Revenue	5.000%	5/15/42	2,190	2,883
	University of California College & University Revenue	5.000%	5/15/43	11,525	15,042
	University of California College & University Revenue PUT	5.000%	5/15/23	127,200	138,376
	University of California College & University Revenue VRDO	0.010%	8/2/21	9,400	9,400
	University of California College & University Revenue VRDO	0.020%	8/2/21	15,600	15,600
	University of California College & University Revenue VRDO	0.030%	8/2/21	19,360	19,360
	University of California College & University Revenue VRDO	0.040%	8/2/21	10,150	10,150
	University of California College & University Revenue, Prere.	5.000%	5/15/23	8,050	8,745
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	6,400	6,400
	Ventura County Community College District GO	0.000%	8/1/23	6,155	6,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ventura County Community College District GO	0.000%	8/1/24	8,150	8,034
	Ventura County Community College District GO	0.000%	8/1/25	8,000	7,814
	Ventura County Community College District GO	0.000%	8/1/26	8,500	8,177
	Ventura County Community College District GO	0.000%	8/1/27	8,500	8,037
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,123
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,123
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,123
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/32	6,155	7,200
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/33	6,815	7,972
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/34	7,355	8,603
	West Contra Costa Unified School District GO	5.000%	8/1/27	2,405	2,731
[7]	West Contra Costa Unified School District GO	0.000%	8/1/28	5,230	4,796
	West Contra Costa Unified School District GO	5.000%	8/1/29	3,500	3,977
[4,11]	West Contra Costa Unified School District GO	0.000%	8/1/30	13,450	11,726
[7]	West Contra Costa Unified School District GO	0.000%	8/1/31	6,670	5,648
[4,11]	West Contra Costa Unified School District GO	0.000%	8/1/32	18,000	14,924
[10]	West Contra Costa Unified School District GO	0.000%	8/1/32	5,000	4,146
[7]	West Contra Costa Unified School District GO	0.000%	8/1/33	5,030	4,050
[10]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,810	2,270
[7]	West Contra Costa Unified School District GO	0.000%	8/1/34	17,000	13,317
[4]	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/22	6,270	6,575
[4]	Westlands Water District Water Revenue, Prere.	5.000%	9/1/22	1,000	1,052
					8,625,491
Colorado (1.9%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	1,750	2,149
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/32	7,210	8,836
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/32	2,300	2,752
[12]	Adams 12 Five Star Schools GO	5.000%	12/15/30	16,000	19,686
	Adams 12 Five Star Schools GO	5.000%	12/15/32	10,000	12,280
	Adams County CO COP	5.000%	12/1/30	600	714
	Adams County CO COP	5.000%	12/1/33	1,040	1,233
	Adams County CO COP	5.000%	12/1/34	790	935
	Arvada CO Sales Tax Revenue	5.000%	12/1/30	3,665	4,752
	Aurora CO COP	5.000%	12/1/31	1,345	1,767
	Aurora CO Water Revenue	5.000%	8/1/41	3,000	3,623
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/34	3,055	3,775
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/35	8,590	10,601
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/36	9,020	11,118
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/37	3,915	4,816
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/35	600	735
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/40	615	744

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado COP	5.250%	11/1/23	5,080	5,665
Colorado COP	5.000%	12/15/32	10,000	13,802
Colorado COP	5.000%	3/15/33	1,350	1,730
Colorado COP	4.000%	12/15/33	23,200	27,927
Colorado COP	5.000%	3/15/34	1,385	1,770
Colorado COP	4.000%	12/15/34	16,040	19,252
Colorado COP	5.000%	3/15/35	1,285	1,639
Colorado COP	4.000%	12/15/35	11,375	13,629
Colorado COP	5.000%	3/15/36	2,840	3,613
Colorado COP	4.000%	6/15/37	955	1,162
Colorado COP	3.000%	12/15/37	10,000	11,289
Colorado COP	4.000%	12/15/37	9,540	11,357
Colorado COP	4.000%	6/15/38	1,330	1,615
Colorado COP	4.000%	3/15/39	7,135	8,474
Colorado COP	4.000%	6/15/39	1,000	1,211
Colorado COP	4.000%	12/15/39	5,500	6,722
Colorado COP	4.000%	6/15/40	1,320	1,591
Colorado COP	4.000%	6/15/41	1,300	1,563
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/29	1,800	2,267
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/35	4,565	5,827
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/40	3,555	4,486
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/31	130	149
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/41	175	198
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	880	1,024
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/32	1,030	1,195
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/33	1,000	1,158
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/34	1,075	1,242
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,000	2,211
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,500	2,873
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	600	667
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,540	2,965
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	750	831
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,865	2,165
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	590	670
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,020	3,778

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,000	3,753
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,375	1,589
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,000	5,124
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,850	4,932
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	800	1,017
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,030	1,186
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	600	698
[6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	430	492
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,924
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,015	6,559
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	700	907
[6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	500	572
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,295	5,566
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	6,479
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,400	1,844
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,405	1,606
[6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	955	1,086
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,800	4,904
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,000	5,162
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	1,307
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	5,000	6,435
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,500	3,217
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,000	1,301
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,000	6,415
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,195	1,547
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,770	4,823
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	1,100	1,417
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	6,810	8,242
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	4,150	5,302
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	5,000	6,388

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	800	951
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	5,800	6,995
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	6,245	7,959
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	7,335	9,348
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/36	2,000	2,164
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	9,000	11,440
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	17,455	22,729
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	5,260	6,672
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	8,000	9,640
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,500	1,899
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	10,955	14,203
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,145	5,998
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	8,500	9,909
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,410	6,307
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,500	6,412
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	19,510	21,683
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	11,100	12,860
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	7,000	8,366
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	20,605	25,496
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	10,070	12,464
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	52,000	51,512
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/26	915	1,109
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/27	1,025	1,277
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	6,750	7,187
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	2,025	2,156
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	8,385	8,949
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,405	1,750
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,605	1,999
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,960	3,687

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,015	3,756
[2]	Colorado Health Facilities Authority Hospital Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	4,405	4,405
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/50	9,860	10,684
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/27	1,525	1,942
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	1,450	1,895
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	1,625	2,124
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	290	379
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/36	650	810
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	700	866
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	2,195	2,744
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	1,000	1,234
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	3,580	4,464
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	1,430	1,760
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	3,685	4,582
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/40	1,700	2,089
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/40	3,795	4,705
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/41	3,565	4,407
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.020%	8/5/21	3,100	3,100
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.020%	8/5/21	4,480	4,480
[2,5]	Colorado State Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	17,720	17,720
[4]	Commerce City CO Sales Tax Revenue	5.000%	8/1/31	2,415	2,734
[4]	Commerce City CO Sales Tax Revenue	5.000%	8/1/33	2,410	2,731
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	12/15/33	9,095	12,678
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	12/15/35	8,000	11,084
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	12/15/36	9,805	13,559
	Denver City & County Board of Water Commissioners Water Revenue	3.000%	12/15/37	5,120	5,917
	Denver City & County CO GO	5.000%	8/1/29	7,000	9,326
	Denver City & County School District No. 1 GO	4.000%	12/1/31	7,000	8,023
	Denver City & County School District No. 1 GO	5.000%	12/1/33	5,095	6,226
	Denver City & County School District No. 1 GO	5.000%	12/1/34	11,455	14,011
	Denver City & County School District No. 1 GO	5.000%	12/1/35	14,630	17,868

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Denver City & County School District No. 1 GO	5.000%	12/1/36	23,510	28,687
Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/33	760	908
Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/34	1,000	1,193
Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/35	2,100	2,499
Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/36	3,925	4,661
Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/37	3,000	3,557
Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/38	3,375	3,996
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	3,080	3,559
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	15,190	16,148
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,260	5,101
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/27	750	953
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/28	3,040	3,384
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/28	550	715
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/29	5,000	5,561
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/29	780	1,004
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/30	14,430	16,038
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/30	965	1,239
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	4,130	5,010
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	845	1,082
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	8,140	9,879
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	6,035	7,941
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	2,195	2,952
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/32	1,175	1,500
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	6,625	8,254
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	7,250	9,511
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/33	600	764
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	6,750	8,832
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/34	2,000	2,540
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	7,125	9,306
Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/36	2,000	2,365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/36	4,725	5,983
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/37	5,505	6,954
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/38	5,985	7,546
	Denver CO City & County Airport System Port, Airport & Marina Revenue, Prere.	5.000%	11/15/22	5,750	6,110
	Denver CO City & County GO	5.000%	8/1/22	4,365	4,579
	Denver CO City & County GO	5.000%	8/1/22	7,125	7,475
	Denver CO City & County GO	5.000%	8/1/23	8,340	9,161
	Denver CO City & County GO	5.000%	8/1/23	7,000	7,689
	Denver CO City & County GO	5.000%	8/1/24	8,760	10,030
	Denver CO City & County GO	5.000%	8/1/25	9,195	10,930
	Denver CO City & County GO	5.000%	8/1/25	9,225	10,966
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/30	1,000	811
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/31	1,000	773
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/32	1,050	776
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/33	2,230	1,578
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/34	2,285	1,546
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/34	1,000	1,254
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/35	1,000	1,246
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/36	1,000	1,242
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/37	1,520	1,882
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/39	2,030	2,501
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/40	1,785	2,194
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/32	11,425	14,768
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/33	7,360	9,481
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/29	600	745
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/30	500	616
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/31	550	675
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/21	27,500	27,492
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/22	11,315	11,279
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	15,435	15,308
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20,000	19,661
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/28	1,000	1,281
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	24,125	21,581
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	9,950	8,235
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,400	2,716

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.384%	9/1/24	2,600	2,604
	Eagle County School District No. Re50J GO	5.000%	12/1/32	4,615	5,664
	Eagle County School District No. Re50J GO	5.000%	12/1/33	7,475	9,160
	Eagle County School District No. Re50J GO	5.000%	12/1/34	6,000	7,339
	Eagle County School District No. Re50J GO	5.000%	12/1/35	3,335	4,069
	Eagle County School District No. Re50J GO	5.000%	12/1/36	1,400	1,704
	El Paso County School District No. 20 Academy GO	5.000%	12/15/33	2,900	3,559
	El Paso County School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,468
	El Paso County School District No. 20 Academy GO	5.000%	12/15/35	1,775	2,169
	El Paso County School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,438
	El Paso County School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,432
	El Paso County School District No. 3 Widefield GO, Prere.	5.000%	12/1/22	620	661
	El Paso County School District No. 3 Widefield GO, Prere.	5.000%	12/1/22	710	756
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/32	4,010	4,603
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/33	7,535	8,633
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/34	7,075	8,095
[4]	Interlocken Metropolitan District GO	5.000%	12/1/26	500	611
[4]	Interlocken Metropolitan District GO	5.000%	12/1/26	200	244
[4]	Interlocken Metropolitan District GO	5.000%	12/1/27	1,585	1,983
[4]	Interlocken Metropolitan District GO	5.000%	12/1/28	760	973
	Jefferson County School District R-1 GO	4.000%	12/15/29	1,000	1,202
	Jefferson County School District R-1 GO	5.000%	12/15/36	18,000	23,108
	Jefferson County School District R-1 GO	5.000%	12/15/37	23,500	30,097
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/28	2,235	2,919
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/30	3,010	3,917
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/32	3,000	3,645
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/33	2,510	3,031
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/35	3,340	4,018
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/32	6,000	7,755
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/29	2,030	2,579
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/30	1,810	2,291
	Metro Wastewater Reclamation District Sewer Revenue	5.000%	4/1/23	6,500	7,032
	Metro Wastewater Reclamation District Sewer Revenue	3.000%	4/1/38	2,465	2,794
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/23	1,520	1,680
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/26	1,000	1,183
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/29	2,000	2,349

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/31	1,500	1,755
Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/33	1,080	1,259
Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/34	1,250	1,455
Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/35	1,125	1,308
Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	2,000	2,558
Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	1,260	1,991
Regional Transportation District COP	5.000%	6/1/27	2,000	2,490
Regional Transportation District COP	5.000%	6/1/28	4,370	5,583
Regional Transportation District COP	5.000%	6/1/29	4,455	5,822
Regional Transportation District COP	5.000%	6/1/30	3,565	4,626
Regional Transportation District COP	5.000%	6/1/31	3,000	3,875
Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	750	963
Regional Transportation District Sales Tax Revenue	5.000%	7/15/29	1,000	1,297
Regional Transportation District Sales Tax Revenue	5.000%	1/15/30	600	786
Regional Transportation District Sales Tax Revenue	5.000%	7/15/30	500	661
Regional Transportation District Sales Tax Revenue	5.000%	1/15/31	700	936
Regional Transportation District Sales Tax Revenue	5.000%	7/15/31	550	734
Regional Transportation District Sales Tax Revenue	5.000%	1/15/32	800	1,065
Regional Transportation District Sales Tax Revenue	5.000%	7/15/32	800	1,062
Regional Transportation District Sales Tax Revenue	4.000%	1/15/33	800	988
Regional Transportation District Sales Tax Revenue	4.000%	7/15/33	1,000	1,281
Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	1,100	1,345
Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	3,000	3,648
Regional Transportation District Sales Tax Revenue	3.000%	7/15/37	1,195	1,300
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/31	9,000	12,474
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	6,000	8,459
Southlands Metropolitan District No. 1 GO	3.500%	12/1/27	600	652
Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.375%	12/1/30	1,000	1,106
Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	1,500	1,658
Thornton CO COP	4.000%	12/1/35	3,940	4,720
Thornton CO COP	4.000%	12/1/36	4,100	4,905
University of Colorado College & University Revenue	5.000%	6/1/26	3,105	3,791
University of Colorado College & University Revenue	5.000%	6/1/29	4,010	5,143
University of Colorado College & University Revenue	5.000%	6/1/30	2,535	3,151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Colorado College & University Revenue	5.000%	6/1/30	5,095	6,520
	University of Colorado College & University Revenue	4.000%	6/1/33	3,700	4,268
	University of Colorado College & University Revenue	4.000%	6/1/33	1,375	1,617
	University of Colorado College & University Revenue	4.000%	6/1/34	10,000	11,945
	University of Colorado College & University Revenue	4.000%	6/1/35	5,160	6,166
	University of Colorado College & University Revenue	4.000%	6/1/36	8,405	10,001
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	21,000	22,096
	University of Colorado College & University Revenue VRDO	0.020%	8/4/21	35,620	35,620
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,250	1,301
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,085	2,170
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,480	2,581
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,445	2,545
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,720	2,831
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,850	1,926
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,950	2,030
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	3,155	3,284
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/24	5,600	6,210
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	1,500	1,703
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,000	2,271
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,250	2,555
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	6,000	6,372
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,250	6,625
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/28	210	269
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/28	250	293
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/29	210	274
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/30	220	287
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/31	230	299
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/31	265	308
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/32	250	324
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/32	160	186
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/33	255	329
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/34	285	367
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/35	100	128
	Village Metropolitan District GO	4.150%	12/1/30	1,000	1,118
	Village Metropolitan District GO	5.000%	12/1/40	1,950	2,217
	Weld County School District No. 6 Greeley GO	4.000%	12/1/35	4,050	5,081
	Weld County School District No. 6 Greeley GO	4.000%	12/1/36	4,200	5,254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Weld County School District No. 6 Greeley GO	4.000%	12/1/37	5,165	6,441
	Weld County School District No. 6 Greeley GO	4.000%	12/1/38	2,720	3,383
[4]	Westminster Public Schools COP	5.000%	12/1/30	635	813
[4]	Westminster Public Schools COP	5.000%	12/1/32	310	394
[4]	Westminster Public Schools COP	4.000%	12/1/33	1,825	2,181
[4]	Westminster Public Schools COP	4.000%	12/1/34	1,050	1,252
[4]	Westminster Public Schools COP	5.000%	12/1/35	775	980
[4]	Westminster Public Schools COP	5.000%	12/1/36	1,210	1,527
					1,674,608
Connecticut (1.6%)
	Connecticut GO	5.000%	11/1/21	5,000	5,061
	Connecticut GO	4.000%	3/15/22	14,405	14,756
	Connecticut GO	5.000%	4/15/22	6,005	6,213
	Connecticut GO	5.000%	6/1/22	8,010	8,338
	Connecticut GO	5.000%	6/15/22	9,355	9,757
	Connecticut GO	5.000%	7/15/22	22,000	23,035
[6]	Connecticut GO	5.000%	7/15/22	1,000	1,047
	Connecticut GO	5.000%	9/15/22	6,830	7,207
	Connecticut GO	5.000%	11/15/22	5,000	5,317
	Connecticut GO	5.000%	11/15/22	7,120	7,572
	Connecticut GO	5.000%	3/15/23	9,555	10,318
[6]	Connecticut GO	5.000%	7/15/23	1,000	1,096
	Connecticut GO	5.000%	11/1/23	10,125	10,246
	Connecticut GO	5.000%	11/15/23	7,715	8,576
	Connecticut GO	5.000%	11/15/23	14,275	15,868
	Connecticut GO	5.000%	3/15/24	10,000	11,269
	Connecticut GO	5.000%	5/15/24	4,500	5,106
	Connecticut GO	5.000%	6/1/24	10,260	10,674
[6]	Connecticut GO	5.000%	7/15/24	1,000	1,142
	Connecticut GO	5.000%	9/1/24	20,000	22,960
	Connecticut GO	5.000%	10/15/24	10,805	11,437
	Connecticut GO	5.000%	11/15/24	6,440	7,452
	Connecticut GO	5.000%	11/15/24	10,025	11,600
	Connecticut GO	5.000%	2/15/25	11,830	13,813
	Connecticut GO	5.000%	3/1/25	19,440	20,933
	Connecticut GO	5.000%	4/15/25	1,375	1,615
	Connecticut GO	5.000%	6/15/25	1,025	1,211
	Connecticut GO	5.000%	9/1/25	19,395	22,251
	Connecticut GO	5.000%	2/15/26	11,000	13,294
	Connecticut GO	5.000%	6/15/26	2,665	3,141
	Connecticut GO	5.000%	9/1/26	13,170	15,093
	Connecticut GO	5.000%	9/15/26	1,405	1,730
	Connecticut GO	5.000%	11/1/26	9,650	9,766
	Connecticut GO	5.000%	2/15/27	12,000	14,961
	Connecticut GO	5.000%	3/15/27	9,800	11,438
[6]	Connecticut GO	5.000%	7/15/27	1,955	2,467
	Connecticut GO	4.000%	9/15/27	3,000	3,127
	Connecticut GO	5.000%	4/15/28	3,950	5,084
	Connecticut GO	4.000%	6/1/28	3,000	3,674
	Connecticut GO	5.000%	8/15/28	550	673
	Connecticut GO	4.000%	6/1/29	6,500	8,088
	Connecticut GO	5.000%	3/1/30	8,900	9,959
[6]	Connecticut GO	5.000%	7/15/30	5,000	6,751
	Connecticut GO	4.000%	6/1/31	1,850	2,314
	Connecticut GO	5.000%	6/15/31	5,000	5,651
	Connecticut GO	5.000%	4/15/32	4,000	4,126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	4.000%	6/1/32	1,000	1,242
	Connecticut GO	5.000%	6/15/32	6,000	6,779
	Connecticut GO	5.000%	8/15/32	20,000	21,860
	Connecticut GO	3.000%	1/15/33	6,360	7,269
	Connecticut GO	5.000%	6/15/33	8,000	9,033
	Connecticut GO	5.000%	10/15/33	12,000	14,586
	Connecticut GO	3.000%	1/15/34	2,000	2,270
	Connecticut GO	4.000%	3/15/34	7,500	8,523
	Connecticut GO	4.000%	6/15/34	18,000	20,128
	Connecticut GO	5.000%	11/15/34	10,000	11,814
	Connecticut GO	3.000%	1/15/35	2,500	2,827
	Connecticut GO	4.000%	3/15/35	27,500	31,211
	Connecticut GO	5.000%	4/15/35	1,000	1,221
	Connecticut GO	5.000%	11/15/35	5,000	5,901
	Connecticut GO	3.000%	1/15/36	8,800	9,913
	Connecticut GO	4.000%	6/1/36	4,000	4,877
	Connecticut GO	4.000%	6/15/36	1,055	1,246
	Connecticut GO	3.000%	1/15/37	6,955	7,811
[1]	Connecticut GO	4.000%	1/15/37	6,500	7,939
	Connecticut GO	4.000%	6/1/37	6,150	7,495
	Connecticut GO	4.000%	6/15/37	990	1,166
	Connecticut GO	3.000%	1/15/38	12,025	13,470
	Connecticut GO	4.000%	6/1/38	9,375	11,416
[1]	Connecticut GO	3.000%	1/15/39	3,520	3,933
	Connecticut GO	3.000%	1/15/39	11,890	13,284
	Connecticut GO	4.000%	6/1/39	3,000	3,647
	Connecticut GO	5.000%	6/1/40	750	979
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	5,775	6,278
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	15,000	15,000
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/22	5,000	5,267
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	20,455	21,864
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	3,000	3,441
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	8,225	8,784
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	15,030	16,047
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	3,500	4,518
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	3,500	4,603
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	21,540	27,127
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	3,500	4,700
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	10,025	11,422
[1]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	5,825	7,057
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	10,105	12,998
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/32	3,250	4,440
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	3,000	3,987

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	6,000	6,836
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	12,080	15,499
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	15,000	18,802
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	6,000	8,121
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	5,000	6,603
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	3,745	4,260
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	18,005	22,982
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	4,750	6,261
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	8,000	10,758
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	1,900	2,225
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	10,000	12,446
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	4,000	4,963
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/36	5,000	6,361
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	4,090	5,046
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,200	1,572
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	6,500	7,973
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	3,000	3,922
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	5,350	6,545
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	2,815	3,437
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	5,475	6,193
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	5,215	6,109
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,140	1,331
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,150	1,373
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	430	523
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,125	1,369
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	530	658
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,500	1,812

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	485	614
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/29	1,905	2,503
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,470	2,962
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	875	1,099
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/30	3,610	4,711
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	2,210	2,873
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	560	697
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	470	583
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	455	563
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	22,970	23,262
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	23,580	23,880
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	33,535	35,049
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	32,275	34,639
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	1,000	1,000
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	12,000	11,999
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	9,500	9,536
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	30,620	32,880
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,000	11,180
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,234
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,250	6,684
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,415	1,721

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,030	5,244
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,900	2,337
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,150	13,042
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	15,000	15,584
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,206
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,045	1,258
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,202
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,235	1,482
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	15,170	16,445
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,500	4,149
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,605	1,923
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,450	5,263
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,500	4,130
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,250	5,006
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	5,970	6,908
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,230	1,560
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	750	972
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	420	555
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	750	983
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	650	849
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	750	977

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	575	747
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/36	1,340	1,737
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,125	1,454
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,820	2,347
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	2,000	2,573
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/40	1,110	1,425
[5]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	11,595	13,724
	Metropolitan District GO	5.000%	7/15/26	1,000	1,222
	Metropolitan District GO	5.000%	7/15/27	1,640	2,058
	Metropolitan District GO	5.000%	7/15/29	1,845	2,358
	Metropolitan District GO	5.000%	7/15/30	1,360	1,727
	Metropolitan District GO	5.000%	7/15/30	1,575	2,059
	Metropolitan District GO	5.000%	7/15/31	1,520	1,923
	Metropolitan District GO	5.000%	7/15/31	2,190	2,850
	Metropolitan District GO	5.000%	7/15/32	1,765	2,227
	Metropolitan District GO	5.000%	7/15/32	2,000	2,596
	Metropolitan District GO	5.000%	7/15/33	1,325	1,715
	Metropolitan District GO	5.000%	7/15/33	1,000	1,294
	Metropolitan District GO	5.000%	7/15/34	1,425	1,839
	Metropolitan District GO	5.000%	7/15/34	1,000	1,290
	Metropolitan District GO	4.000%	7/15/35	1,880	2,270
	Metropolitan District GO	4.000%	7/15/36	1,425	1,717
	Metropolitan District GO	4.000%	7/15/36	1,200	1,445
	Metropolitan District GO	4.000%	7/15/37	2,030	2,439
	Metropolitan District GO	4.000%	7/15/38	1,115	1,337
	Metropolitan District GO	4.000%	7/15/39	500	598
	Metropolitan District GO	4.000%	7/15/39	1,050	1,256
[1]	Stratford CT GO	4.000%	1/1/35	3,890	4,460
[1]	Stratford CT GO	4.000%	1/1/36	3,890	4,449
[1]	Stratford CT GO	4.000%	1/1/37	3,890	4,441
[1]	Stratford CT GO	4.000%	1/1/38	3,890	4,434
	University of Connecticut College & University Revenue	5.000%	11/1/26	1,000	1,230
	University of Connecticut College & University Revenue	5.000%	11/1/26	2,830	3,481
	University of Connecticut College & University Revenue	5.000%	2/15/27	8,000	9,249
	University of Connecticut College & University Revenue	5.000%	11/1/27	1,350	1,708
	University of Connecticut College & University Revenue	5.000%	11/1/27	3,150	3,986
	University of Connecticut College & University Revenue	5.000%	11/1/28	1,250	1,621
	University of Connecticut College & University Revenue	5.000%	11/1/28	3,275	4,246

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Connecticut College & University Revenue	5.000%	3/15/29	3,010	3,601
University of Connecticut College & University Revenue	5.000%	2/15/32	2,900	3,345
University of Connecticut College & University Revenue	5.000%	4/15/32	1,580	1,985
University of Connecticut College & University Revenue	5.000%	2/15/33	6,325	7,284
				1,381,051
Delaware (0.2%)
Delaware GO	5.000%	2/1/24	3,000	3,367
Delaware GO	5.000%	2/1/25	2,010	2,347
Delaware GO	5.000%	8/1/25	3,535	3,879
Delaware GO	5.000%	1/1/26	2,000	2,414
Delaware GO	5.000%	2/1/26	3,045	3,686
Delaware GO	5.000%	3/1/27	3,000	3,760
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/29	270	353
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/30	320	426
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/31	310	420
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/32	485	655
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/33	415	558
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/34	440	589
Delaware Municipal Electric Corp. Electric Power & Light Revenue	4.000%	7/1/35	310	382
Delaware Municipal Electric Corp. Electric Power & Light Revenue	4.000%	7/1/36	340	415
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	6,000	6,587
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	4,090	4,479
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	8,000	8,714
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	11,250	11,458
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,980	4,055
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,100	1,376
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,215	1,535
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,200	1,500
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,130	2,655
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/30	2,010	2,692
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/31	2,500	3,334
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/32	2,000	2,659
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/33	2,000	2,650

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/34	2,000	2,642
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/35	1,500	1,978
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/22	6,000	6,271
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	7,000	9,515
New Castle County DE GO	4.000%	7/15/26	1,185	1,226
University of Delaware College & University Revenue	5.000%	11/1/31	1,580	2,188
University of Delaware College & University Revenue	5.000%	11/1/33	1,645	2,328
University of Delaware College & University Revenue	5.000%	11/1/36	510	737
University of Delaware College & University Revenue	5.000%	11/1/36	2,345	3,029
University of Delaware College & University Revenue	5.000%	11/1/37	550	800
University of Delaware College & University Revenue	5.000%	11/1/38	535	781
University of Delaware College & University Revenue	5.000%	11/1/39	850	1,251
University of Delaware College & University Revenue VRDO	0.020%	8/2/21	9,380	9,380
University of Delaware College & University Revenue VRDO	0.020%	8/2/21	19,525	19,525
University of Delaware College & University Revenue VRDO	0.020%	8/2/21	11,085	11,085
Wilmington DE GO	4.000%	1/1/29	3,320	4,107
Wilmington DE GO	4.000%	1/1/30	1,350	1,696
				155,484
District of Columbia (1.1%)
District of Columbia Appropriations Revenue	5.000%	12/1/33	1,000	1,300
District of Columbia Charter School Aid Revenue	3.000%	6/1/30	1,100	1,147
District of Columbia Charter School Aid Revenue	4.000%	6/1/30	1,000	1,144
District of Columbia Charter School Aid Revenue	5.000%	6/1/40	2,240	2,717
District of Columbia College & University Revenue	5.000%	4/1/30	250	330
District of Columbia College & University Revenue	5.000%	4/1/31	250	337
District of Columbia College & University Revenue	4.000%	4/1/32	250	310
District of Columbia College & University Revenue	4.000%	4/1/33	280	345
District of Columbia College & University Revenue	4.000%	4/1/34	300	367
District of Columbia College & University Revenue	4.000%	4/1/35	300	366
District of Columbia College & University Revenue	5.000%	10/1/35	890	929
District of Columbia College & University Revenue	4.000%	4/1/36	350	425
District of Columbia College & University Revenue	3.000%	4/1/37	515	569
District of Columbia College & University Revenue	3.000%	4/1/38	915	1,009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	District of Columbia College & University Revenue VRDO	0.020%	8/5/21	14,330	14,330
	District of Columbia GO	5.000%	6/1/24	1,000	1,137
	District of Columbia GO	5.000%	10/15/25	9,000	10,776
	District of Columbia GO	5.000%	6/1/28	2,175	2,730
	District of Columbia GO	5.000%	6/1/29	1,065	1,330
	District of Columbia GO	5.000%	6/1/30	5,450	6,714
	District of Columbia GO	5.000%	6/1/31	7,645	8,655
	District of Columbia GO	5.000%	6/1/31	6,280	7,109
	District of Columbia GO	5.000%	6/1/31	5,530	6,809
	District of Columbia GO	5.000%	6/1/31	7,425	9,244
	District of Columbia GO	5.000%	6/1/32	9,630	10,887
	District of Columbia GO	5.000%	6/1/32	4,520	5,110
	District of Columbia GO	5.000%	6/1/32	9,000	10,877
	District of Columbia GO	5.000%	6/1/32	8,395	10,327
	District of Columbia GO	4.000%	6/1/33	7,020	8,302
	District of Columbia GO	5.000%	6/1/33	19,325	23,750
	District of Columbia GO	5.000%	10/15/33	7,655	9,962
	District of Columbia GO	5.000%	6/1/34	12,500	15,340
	District of Columbia GO	5.000%	6/1/34	5,115	6,345
	District of Columbia GO	5.000%	6/1/35	4,500	5,520
	District of Columbia GO	5.000%	6/1/35	18,355	22,764
	District of Columbia GO	5.000%	6/1/36	4,540	5,561
	District of Columbia GO	5.000%	6/1/36	17,380	21,534
	District of Columbia GO	5.000%	6/1/36	11,250	13,939
	District of Columbia GO	5.000%	6/1/36	1,000	1,268
	District of Columbia GO	5.000%	6/1/37	3,380	4,184
	District of Columbia GO	5.000%	10/15/37	17,475	22,579
	District of Columbia GO	5.000%	6/1/38	11,045	13,665
	District of Columbia GO	5.000%	6/1/38	11,485	14,507
	District of Columbia GO	5.000%	10/15/38	16,125	20,793
	District of Columbia GO	5.000%	6/1/41	3,395	4,066
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,220	2,529
	District of Columbia Health, Hospital, Nursing Home Revenue	4.500%	1/1/25	1,955	2,025
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	2,325	2,745
[5]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	10,645	10,645
[2]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	8/5/21	1,895	1,895
	District of Columbia Income Tax Revenue	5.000%	12/1/22	3,525	3,756
	District of Columbia Income Tax Revenue	5.000%	3/1/24	5,000	5,620
	District of Columbia Income Tax Revenue	5.000%	3/1/24	2,570	2,889
	District of Columbia Income Tax Revenue	5.000%	10/1/24	22,775	26,199
	District of Columbia Income Tax Revenue	5.000%	12/1/24	4,025	4,286
	District of Columbia Income Tax Revenue	5.000%	12/1/24	9,500	10,116
	District of Columbia Income Tax Revenue	5.000%	3/1/25	4,150	4,846
	District of Columbia Income Tax Revenue	5.000%	10/1/25	24,975	29,771
	District of Columbia Income Tax Revenue	5.000%	10/1/25	28,120	33,520
	District of Columbia Income Tax Revenue	5.000%	10/1/26	14,010	17,246
	District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	5,541
	District of Columbia Income Tax Revenue	5.000%	3/1/33	7,020	9,240
	District of Columbia Income Tax Revenue	5.000%	10/1/33	14,600	19,243
	District of Columbia Income Tax Revenue	5.000%	3/1/34	6,040	7,932
	District of Columbia Income Tax Revenue	5.000%	10/1/34	12,960	17,047

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Income Tax Revenue	5.000%	3/1/35	10,120	13,351
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	6,052
	District of Columbia Income Tax Revenue	5.000%	3/1/37	10,755	14,125
	District of Columbia Income Tax Revenue	5.000%	3/1/38	8,675	11,377
	District of Columbia Income Tax Revenue	4.000%	3/1/39	2,000	2,410
	District of Columbia Income Tax Revenue	5.000%	3/1/39	7,975	10,442
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/25	4,170	4,893
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/26	3,985	4,833
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	2,200	2,668
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/31	9,595	10,128
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/31	5,115	5,399
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/32	5,000	5,278
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/32	5,000	5,278
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	7,000	8,388
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,000	9,099
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,985	10,726
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/31	1,000	1,262
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/32	600	757
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/33	3,500	4,533
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	2,000	2,513
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	3,400	4,392
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	1,500	1,805
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/35	2,000	2,511
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/36	2,000	1,507
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/36	2,000	2,399
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/36	2,020	2,533
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	43,700	27,039
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/37	2,000	2,391
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/37	2,050	2,567
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/38	1,000	1,192
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/38	2,000	2,501
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/39	1,695	2,117
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	1,410	1,903
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	3,045	4,090
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	2,100	2,807

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,005	2,672
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	1,720	2,132
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,195	1,478
[2]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.030%	8/2/21	2,045	2,045
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/25	2,000	2,375
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	6,510	7,976
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	6,350	7,974
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	5,440	6,792
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	7,450	9,245
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	500	656
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/31	1,250	1,662
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/32	1,285	1,701
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/34	1,000	1,222
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/36	1,000	1,217
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	605
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/33	1,000	1,224
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/35	1,500	1,829
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/36	1,500	1,825
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/37	750	910
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/38	1,250	1,513
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/39	1,240	1,496
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/23	4,500	4,932
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	1,250	1,429
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	1,000	1,226
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	1,250	1,578
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	6,400	8,290
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/29	11,375	15,068
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/30	5,300	7,156
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/31	4,000	5,508
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/33	3,570	4,767

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/33	11,665	15,937
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/34	6,000	7,548
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/34	5,750	7,653
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/35	15,450	19,383
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/35	12,340	16,396
Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/36	4,000	4,563
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/36	11,730	15,543
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	9,675	12,774
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	8,000	10,796
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/38	1,750	2,174
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/38	15,000	19,759
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/39	1,500	1,859
Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	5,500	6,195
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/41	6,250	8,352
				1,001,201
Florida (4.9%)
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,150
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,350	1,547
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,325	1,516
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	22,010	25,108
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	5,050	5,211
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	5,065	5,470
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,110	1,199
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,595	6,048
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	2,985	3,362
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	5,890	6,364
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,440	2,747
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	6,200	6,687
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	6,280	6,760
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,720	3,044
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	5,795	6,481

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	4,355	4,867
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	3,290	3,674
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	10,000	10,744
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	4,500	5,022
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	9,000	10,036
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	7,750	8,635
Brevard County School District COP	5.000%	7/1/25	1,000	1,090
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/25	2,000	2,112
Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	2,745	2,902
Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	5,785	6,116
Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	5,000	5,286
Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,210	8,042
Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,610	8,488
Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	8,025	8,951
Broward County FL Half-Cent Sales Tax Revenue Sales Tax Revenue	3.000%	10/1/37	4,440	4,971
Broward County FL Half-Cent Sales Tax Revenue Sales Tax Revenue	3.000%	10/1/39	3,635	4,049
Broward County FL School District COP	5.000%	7/1/26	15,315	18,556
Broward County FL School District GO	5.000%	7/1/33	5,605	7,128
Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/27	1,285	1,623
Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/29	1,100	1,388
Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/35	1,500	1,729
Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/36	1,400	1,607
Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/37	4,000	4,568
Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	750	871
Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/28	3,550	4,429
Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/29	3,000	3,804
Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/30	2,000	2,571
Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/31	3,510	4,485
Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	1,000	1,273
Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	1,880	2,386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	2,365	2,990
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/35	1,050	1,322
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	8/1/30	200	227
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	1,770	1,981
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/40	300	363
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,915	3,116
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,040	2,170
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	5,640	6,907
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	4,365	5,315
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/29	10,000	11,598
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	2,500	3,318
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/30	4,325	5,866
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/32	6,500	7,500
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	10,955
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,950	5,998
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,660	6,345
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/34	5,250	6,578
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	7,060	8,539
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	10,015	13,590
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	5,000	6,253
[4]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	12,000	12,358
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	5,850	7,264
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/37	2,125	2,617
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	4,190	5,152
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,000	1,234
[4]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/40	10,310	10,848
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	30,835	31,329
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	20,645	23,914
[4,9]	Cityplace Community Development District, 3.650% coupon rate effective 11/1/25	0.000%	5/1/28	3,000	3,024
[4,9]	Cityplace Community Development District, 4.000% coupon rate effective 11/1/25	0.000%	5/1/33	4,000	4,281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Collier County Water-Sewer District Water Revenue	5.000%	7/1/31	1,715	2,271
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	220	276
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	220	274
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/32	300	372
	Duval County Public Schools COP	5.000%	7/1/27	4,025	4,714
	Duval County Public Schools COP	5.000%	7/1/33	14,415	16,784
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,976
	Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,920
	Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	4,374
	Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,745
	Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,567
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,800	4,945
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,095	5,314
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	6,935	8,971
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,570	4,604
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,985	7,706
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,265	8,047
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	10,000	12,810
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	7,320	9,318
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/28	500	609
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	1,375	1,734
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/31	1,445	1,852
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/32	1,520	1,977
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/33	1,600	2,073
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,685	2,177
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,765	2,274
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/36	1,855	2,183
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/37	1,930	2,266
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,529
[6]	Florida Department of Management Services COP	4.000%	11/1/34	7,790	9,782
	Florida Department of Transportation Government Fund/Grant Revenue	5.000%	7/1/25	5,985	7,042
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	6,265	7,145
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/26	3,000	3,072
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/32	9,255	11,547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/33	9,030	10,446
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	12,355	13,974
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	7,000	8,079
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	1,485	1,843
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/38	11,635	13,728
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/29	160	183
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/30	215	244
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	9/15/30	470	517
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/31	220	249
[5]	Florida Development Finance Corp. Charter School Aid Revenue	6.000%	6/15/32	2,600	2,685
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	4,100	4,653
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	410	498
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/35	1,000	1,187
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/40	1,650	1,942
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/28	315	395
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/29	285	365
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	300	358
[6]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,300	4,111
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	200	237
[6]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	2,850	3,543
[6]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,700	3,326
[6]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,500	3,072
[6]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	2,275	2,788
	Florida GO	5.000%	6/1/22	10,202	10,620
	Florida GO	5.000%	6/1/22	3,050	3,175
	Florida GO	5.000%	6/1/22	7,050	7,339
	Florida GO	5.000%	6/1/22	8,700	9,057
	Florida GO	5.000%	7/1/22	22,060	23,050
	Florida GO	5.000%	6/1/23	10,230	11,153
	Florida GO	5.000%	6/1/23	10,440	11,382
	Florida GO	6.000%	6/1/23	7,000	7,759
	Florida GO	5.000%	7/1/23	750	784
	Florida GO	5.000%	7/1/23	5,135	5,616
	Florida GO	5.000%	6/1/24	9,275	10,557
	Florida GO	5.000%	6/1/24	1,835	2,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida GO	5.000%	7/1/26	5,540	6,782
	Florida GO	5.000%	7/1/26	15,845	19,397
	Florida GO	4.000%	6/1/27	15,000	16,046
	Florida GO	4.000%	6/1/27	12,000	12,384
	Florida GO	5.000%	6/1/27	8,235	10,383
	Florida GO	5.000%	7/1/27	5,000	6,132
	Florida GO	4.000%	6/1/28	3,730	3,850
	Florida GO	4.000%	6/1/29	16,000	16,517
	Florida GO	4.000%	6/1/29	2,700	3,139
	Florida GO	5.000%	6/1/29	9,390	12,471
	Florida GO	4.000%	6/1/30	2,590	3,098
	Florida GO	5.000%	6/1/30	14,680	19,934
	Florida GO	4.000%	6/1/32	16,000	18,124
	Florida GO	4.000%	6/1/32	45	54
	Florida GO	5.000%	6/1/32	21,145	30,057
	Florida GO	4.000%	6/1/33	5,570	6,436
	Florida GO	4.000%	6/1/33	5,000	5,935
	Florida GO	4.000%	6/1/35	4,000	4,686
	Florida GO	4.000%	6/1/36	17,715	20,711
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/35	1,000	1,203
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/36	1,580	1,890
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/38	2,000	2,381
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/39	1,000	1,188
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/40	1,305	1,547
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	400	501
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	235	294
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	435	555
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	325	415
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	1,000	1,301
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	325	423
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	1,000	1,294
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	350	464
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	1,180	1,521
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	600	793

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	750	964
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	330	434
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	800	1,025
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	600	787
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/35	850	1,087
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/38	550	656
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/40	820	893
Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/33	2,370	2,802
Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/34	3,920	4,626
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,437
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,721
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/35	3,615	4,249
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/36	3,795	4,453
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/35	2,000	2,410
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/37	2,810	3,370
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/38	2,405	2,877
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/39	2,635	3,145
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/40	3,370	4,014
Florida Higher Educational Facilities Financial Authority College & University Revenue (University of Tampa Project), Prere.	5.000%	4/1/22	1,000	1,032
Florida Lottery Revenue	5.000%	7/1/26	3,520	4,313
Florida Lottery Revenue	5.000%	7/1/26	25,950	31,795
Florida Lottery Revenue	4.000%	7/1/27	2,750	2,844
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/21	5,015	5,054
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	1,800	1,988

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	1,075	1,235
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	1,765	2,100
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	1,060	1,260
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	1,370	1,623
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/28	3,580	4,291
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,385	1,637
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	3,475	4,110
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	8,640	10,533
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	10,020	12,194
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	8,535	10,393
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/32	5,750	6,408
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/33	4,750	5,272
	Florida Ports Financing Commission Miscellaneous Taxes Revenue, Prere.	5.000%	10/1/21	2,075	2,092
	Florida Ports Financing Commission Miscellaneous Taxes Revenue, Prere.	5.000%	10/1/21	1,420	1,431
	Florida Ports Financing Commission Miscellaneous Taxes Revenue, Prere.	5.000%	10/1/21	2,000	2,016
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/37	4,645	5,351
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/37	4,770	5,495
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/38	4,840	5,567
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,350	1,752
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,885	2,433
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/26	3,790	4,663
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/27	3,185	4,035
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/28	5,000	6,338
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/29	7,100	8,956
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/30	4,000	5,032
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/34	5,030	6,276
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/35	5,040	6,281
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.020%	8/4/21	44,535	44,535
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,690	1,696
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/36	745	907
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/37	2,550	3,104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,320	1,434
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,110	1,254
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,375	1,610
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,460	1,762
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,100	2,526
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,270	2,717
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,020	2,406
[4]	Hernando County School District COP	5.000%	7/1/27	6,000	7,263
[4]	Hernando County School District COP	5.000%	7/1/31	5,925	7,112
[1]	Herons Glen Recreation District	2.500%	5/1/28	345	370
[1]	Herons Glen Recreation District	2.500%	5/1/29	355	382
[1]	Herons Glen Recreation District	2.500%	5/1/30	365	392
[1]	Herons Glen Recreation District	2.500%	5/1/31	375	401
[1]	Herons Glen Recreation District	3.000%	5/1/32	285	316
[1]	Herons Glen Recreation District	3.000%	5/1/33	300	332
[1]	Herons Glen Recreation District	3.000%	5/1/34	245	270
[1]	Herons Glen Recreation District	3.000%	5/1/35	255	281
[1]	Herons Glen Recreation District	3.000%	5/1/36	260	285
[1]	Herons Glen Recreation District	2.500%	5/1/40	1,200	1,251
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/26	28,000	34,085
[2,5]	Hillsborough County FL Local or Guaranteed Housing Revenue VRDO TOB	0.460%	8/5/21	2,750	2,750
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/28	12,300	13,952
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/31	26,515	31,741
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	3,115	3,806
[2]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	15,850	15,850
[2]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	0.040%	8/2/21	10,000	10,000
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/27	2,590	3,231
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/30	9,300	11,755
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	15,070	15,748
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	5,030	5,256
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	13,590	14,201
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	13,545	14,154
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	410	428
	Hillsborough County School Board COP	5.000%	7/1/29	3,050	3,985
	Hillsborough County School Board COP (Master Lease Program)	5.000%	7/1/28	5,680	7,091
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,010	1,228
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,255	2,800

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	3,890	4,818
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,000	3,697
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,875	2,308
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	3,790	4,643
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	4,510	5,513
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,635	2,003
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	4,730	5,768
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	4,970	6,052
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	5,220	6,344
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,475	6,655
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	5,755	6,992
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	2,965	3,602
Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/39	1,650	1,933
Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/40	2,175	2,546
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/25	4,550	4,805
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	7,710	8,861
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	5,060	6,378
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	8,650	10,693
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	6,485	7,427
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	1,735	2,197
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	7,000	9,047
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	4,785	5,901
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/29	7,750	8,875
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	3,145	3,602
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	2,000	2,451
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,930	13,208
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,000	11,038
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	10,300	13,637
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/32	1,750	1,847
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,105	3,551
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	1,765	2,016
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	2,000	2,496
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/35	2,930	3,815
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/36	2,840	3,691
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/37	3,245	4,206
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/38	2,000	2,587
Jacksonville FL Sales Tax Revenue	4.000%	10/1/28	1,650	1,885
Jacksonville FL Sales Tax Revenue	5.000%	10/1/28	2,350	2,483
Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/34	2,550	3,003
Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/36	1,655	1,942
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	15,000	18,370

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,400	9,313
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,785	2,941
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	10,000	12,663
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,830	2,364
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	6,090	7,686
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	550	726
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	7,220	9,073
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	7,000	8,727
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	7,000	8,707
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	9,000	11,193
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/34	7,000	9,161
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,000	2,352
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	10,000	12,100
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,500	4,576
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	2,500	2,936
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	10,195	12,354
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	9,125	11,016
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	4,000	4,688
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	6,860	8,290
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,955	3,557
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	2,140	2,252
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,750	2,110
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	4,500	5,405
JEA Electric System Electric Power & Light Revenue VRDO	0.030%	8/2/21	13,800	13,800
JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/22	655	692
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	2,665	2,816
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	4,360	4,607
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	285	301
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	755	798
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,705	1,802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	465	491
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,305	1,379
	JEA Water & Sewer System Water Revenue	5.000%	10/1/26	1,235	1,525
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	21,020	26,700
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	2,340	2,978
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	3,145	4,002
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	1,340	1,508
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	5,580	7,042
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	2,355	2,360
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	980	1,101
	JEA Water & Sewer System Water Revenue	4.000%	10/1/30	3,000	3,284
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,925	2,419
	JEA Water & Sewer System Water Revenue	4.000%	10/1/33	11,205	13,170
	JEA Water & Sewer System Water Revenue	5.000%	10/1/33	1,210	1,599
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	1,150	1,515
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	2,730	3,596
	JEA Water & Sewer System Water Revenue	4.000%	10/1/35	8,000	9,318
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	1,180	1,552
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	2,525	3,320
	JEA Water & Sewer System Water Revenue	4.000%	10/1/36	1,000	1,221
	JEA Water & Sewer System Water Revenue	4.000%	10/1/37	1,000	1,217
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	6,000	7,288
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	1,080	1,312
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	4,390	5,461
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	4,600	5,575
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	1,185	1,436
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	3,000	3,722
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	2,290	2,770
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	640	774
	JEA Water & Sewer System Water Revenue VRDO	0.020%	8/4/21	57,645	57,645
	JEA Water & Sewer System Water Revenue, Prere.	5.000%	4/1/24	1,020	1,149
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/32	1,340	1,722
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/35	1,495	1,902
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/36	1,200	1,522
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/38	2,275	2,871
	Lake County FL Health, Hospital, Nursing Home Revenue	3.750%	8/15/27	1,750	1,769
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	665	672
[4]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,500	1,703
[4]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,760	1,999
[4]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	3,000	3,407
[4]	Lake County School Board COP	5.000%	6/1/31	5,000	5,814
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/31	500	521
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	6,131
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,755	4,342
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,135	3,625
	Lee County FL Appropriations Revenue	5.000%	10/1/22	1,785	1,877
	Lee County FL Appropriations Revenue	5.000%	10/1/23	2,750	3,029
	Lee County FL Appropriations Revenue	5.000%	10/1/24	3,020	3,465
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/26	1,000	1,148
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/28	3,055	3,493
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/30	3,300	3,774
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/32	1,820	2,079
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/33	1,000	1,142
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/34	1,000	1,141
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/35	1,000	1,139
	Lee County FL Water & Sewer Revenue, Prere.	5.250%	10/1/21	5,950	6,000
	Lee County School Board COP	5.000%	8/1/22	1,600	1,678
	Lee County School Board COP	5.000%	8/1/23	1,150	1,259
	Lee County School Board COP	5.000%	8/1/24	2,330	2,654
	Lee County School Board COP	5.000%	8/1/27	5,010	5,694
	Lee County School Board COP	5.000%	8/1/28	4,080	4,629
	Lee County School Board COP	5.000%	8/1/34	3,500	4,215
	Lee County School Board COP	5.000%	8/1/35	4,270	5,133
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,250	2,786
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	7,290	9,265
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	3,870	5,033
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	4,500	5,721
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,695	7,220
	Manatee County FL Appropriations Revenue	5.000%	10/1/22	1,255	1,327
	Manatee County FL Appropriations Revenue	5.000%	10/1/23	1,310	1,446
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,325	1,466
	Manatee County FL Appropriations Revenue	5.000%	10/1/26	1,520	1,680
	Manatee County FL Appropriations Revenue	5.000%	10/1/27	1,580	1,745
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	3,300	3,663
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	2,000	2,220
	Miami Beach FL GO	5.000%	5/1/24	1,010	1,143
	Miami Beach FL GO	3.000%	5/1/32	4,440	5,015
	Miami Beach FL GO	3.000%	5/1/33	2,340	2,635
	Miami Beach FL GO	5.000%	5/1/34	2,920	3,774
	Miami Beach FL GO	5.000%	5/1/35	4,000	5,147
	Miami Beach FL GO	5.000%	5/1/36	2,700	3,460
	Miami Beach FL GO	5.000%	5/1/37	5,695	7,270
	Miami Beach FL GO	5.000%	5/1/38	5,980	7,604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,085	1,290
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,910	2,259
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,015	2,384
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/30	1,860	2,200
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/32	1,335	1,579
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	2,952
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/35	4,400	5,192
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/26	1,560	1,917
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/28	1,695	2,150
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/29	3,920	4,949
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/30	3,250	3,850
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/31	2,500	2,940
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/32	2,230	2,613
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/33	2,400	2,797
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/34	2,555	2,968
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/35	2,760	3,187
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/26	1,005	1,235
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/28	720	913
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/29	1,000	1,263
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/30	1,215	1,523
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	3,415	3,460
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,000	3,178
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	825	931
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,125
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	2,820	2,996
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	1,355	1,440
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,445
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,200	5,772
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/28	1,890	2,403
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/29	2,005	2,602
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/30	2,630	3,464
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/31	2,765	3,623
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/27	1,430	1,746
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/28	3,010	3,763
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/29	3,160	3,983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/31	3,495	4,372
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/33	3,865	4,809
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/34	4,060	5,037
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/35	2,000	2,474
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,500	2,888
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	4,410	4,798
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	6,270	7,090
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	5,770	6,559
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	3,420	3,880
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,470	3,928
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,245	1,412
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/28	1,885	2,278
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	2,150	2,590
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,690	1,910
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,000	2,260
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	600	721
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	2,550	2,880
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/33	6,450	7,279
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/39	625	701
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/27	3,710	4,523
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	1,705	2,065
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	15,390	18,614
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	8,210	9,930
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	14,000	16,910
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	8,620	10,412
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	2,300	2,750
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/31	6,270	7,553
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/32	4,775	5,712
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/33	6,785	8,095
	Miami-Dade County FL Appropriations Revenue	4.000%	4/1/30	12,555	14,448

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County FL Appropriations Revenue	4.000%	4/1/31	11,270	12,938
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	2,960	3,394
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	6,795	8,250
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,055	2,351
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,000	2,654
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	3,000	3,968
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	5,150	6,789
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,615	1,975
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	4,005	4,858
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,450	2,971
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,260	1,529
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	4,250	5,143
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	4,250	5,131
Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/35	3,100	3,777
Miami-Dade County FL GO	5.000%	7/1/26	2,000	2,370
Miami-Dade County FL GO	5.000%	7/1/29	5,100	6,199
Miami-Dade County FL GO	3.000%	7/1/32	9,740	11,353
Miami-Dade County FL GO	5.000%	7/1/32	1,055	1,243
Miami-Dade County FL GO	3.000%	7/1/33	10,030	11,605
Miami-Dade County FL GO	5.000%	7/1/33	4,710	6,164
Miami-Dade County FL GO	3.000%	7/1/35	10,645	12,204
Miami-Dade County FL GO	5.000%	7/1/37	5,000	6,026
Miami-Dade County FL GO	5.000%	7/1/38	5,020	6,037
Miami-Dade County FL GO	5.000%	7/1/39	6,485	8,371
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	2,000	2,114
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	3,000	3,172
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	11,340	11,989
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	8,840	9,346
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	10,035	10,609
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	11,440	12,094
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	2,540	2,685
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	4,000	4,229
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	13,500	14,272
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	11,550	12,211
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/32	3,285	4,263

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/34	3,150	3,929
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/34	3,625	4,669
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/34	4,915	6,330
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/35	3,275	4,075
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/35	5,675	7,291
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/36	3,405	4,221
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/36	5,955	7,629
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/37	3,540	4,370
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/37	3,195	4,083
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/37	5,000	6,390
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/38	4,405	5,618
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/38	6,565	8,373
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/39	4,625	5,887
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/39	6,895	8,776
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/40	7,815	9,576
Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/29	2,500	3,062
Miami-Dade County FL Recreational Revenue	0.000%	10/1/29	5,000	4,263
Miami-Dade County FL Recreational Revenue	0.000%	10/1/31	2,155	1,722
Miami-Dade County FL Recreational Revenue	0.000%	10/1/32	2,890	2,242
Miami-Dade County FL Recreational Revenue	0.000%	10/1/39	14,500	8,902
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/22	3,420	3,568
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/23	3,840	4,178
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/26	8,955	10,836
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/30	10,965	12,736
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/31	10,000	11,598
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	4,000	4,180
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	8,000	8,360
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	6,265	6,547
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	2,060	2,153
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	1,680	1,756
Miami-Dade County FL Water & Sewer Water Revenue	5.250%	10/1/21	20,000	20,167
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/22	14,270	15,086

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	7,050	8,397
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/31	10,000	11,911
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/32	11,605	13,818
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/33	10,115	11,998
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/34	11,000	13,038
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	10,020	11,867
Miami-Dade County FL Water & Sewer Water Revenue	3.000%	10/1/36	2,650	2,980
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	23,025	27,240
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/36	3,225	4,098
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	11,510	13,589
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/37	5,370	6,807
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	18,605	21,940
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	13,500	15,920
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/38	4,720	5,979
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	4,775	5,791
Miami-Dade County FL Water Revenue	5.000%	10/1/30	3,250	4,398
Miami-Dade County FL Water Revenue	5.000%	10/1/31	2,000	2,735
Miami-Dade County FL Water Revenue	5.000%	10/1/32	2,300	3,133
Miami-Dade County FL Water Revenue	4.000%	10/1/33	2,040	2,525
Miami-Dade County FL Water Revenue	4.000%	10/1/34	5,260	6,491
Miami-Dade County FL Water Revenue	4.000%	10/1/35	7,000	8,621
Miami-Dade County FL Water Revenue	4.000%	10/1/37	7,765	9,510
Miami-Dade County FL Water Revenue	4.000%	10/1/38	3,875	4,734
Miami-Dade County FL Water Revenue	4.000%	10/1/39	9,325	11,363
Miami-Dade County FL Water Revenue	3.000%	10/1/40	3,550	3,950
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,020	1,248
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,000	1,219
Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/30	2,625	2,794
Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	1,875	1,971
Miami-Dade County School Board COP	5.000%	11/1/26	8,020	9,199
Miami-Dade County School Board COP	5.000%	11/1/27	10,000	11,452
Miami-Dade County School Board COP	5.000%	11/1/28	10,045	11,500
Miami-Dade County School Board COP	5.000%	11/1/29	10,000	11,428
Miami-Dade County School Board GO	5.000%	3/15/31	3,000	3,230
Miami-Dade County School Board GO	5.000%	3/15/32	6,985	7,518
Miami-Dade County School Board GO	5.000%	3/15/33	6,010	6,468
Miami-Dade County School Board GO	5.000%	3/15/35	1,130	1,350
Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.750%	10/1/30	2,300	2,557
Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.750%	10/1/32	2,600	2,884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade FL County Water & Sewer System Water Revenue	4.000%	10/1/39	4,285	5,307
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/23	2,060	2,259
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	1,750	1,992
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/25	1,250	1,470
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	2,750	3,156
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	5,200	6,498
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,795	5,936
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	6,135
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	5,000	6,098
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	4,535	5,505
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	9,480	11,379
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,955	4,736
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/33	5,350	7,135
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/34	5,615	7,460
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/35	5,900	7,830
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/36	6,195	8,203
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/37	4,000	5,261
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/38	6,830	8,928
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/39	7,165	9,344
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/26	6,715	8,224
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	2,165	2,723
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	7,930	9,716
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,055	3,722
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,500	1,826
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,160	3,509
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,185	6,294
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	6,415	7,773
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	4,750	5,266
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	5,000	6,053
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	4.000%	4/1/22	1,890	1,939
[2]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/5/21	11,115	11,115
	Orange County School Board COP	5.000%	8/1/32	13,400	18,863

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County School Board COP	5.000%	8/1/33	21,500	25,963
	Orlando FL Appropriations Revenue	5.000%	10/1/21	1,050	1,058
	Orlando FL Appropriations Revenue	5.000%	10/1/24	1,145	1,318
	Orlando FL Miscellaneous Revenue	5.000%	10/1/37	3,000	3,796
	Orlando FL Miscellaneous Revenue	5.000%	10/1/38	3,030	3,824
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	2,285	2,824
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/27	1,325	1,686
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/28	2,010	2,555
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/29	2,020	2,552
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/31	5,425	6,798
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/33	2,095	2,613
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/34	4,000	4,979
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/35	3,125	3,884
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/37	2,020	2,502
	Orlando Utilities Commission Electric Power & Light Revenue	5.250%	10/1/22	3,270	3,468
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/29	1,505	1,851
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	14,750	15,055
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	0.020%	8/4/21	54,770	54,770
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	4,045	4,471
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/23	13,030	14,236
[9]	Osceola County Expressway Authority Highway Revenue, 5.550% coupon rate effective 10/1/24, ETM	0.000%	10/1/29	1,000	1,162
[9]	Osceola County Expressway Authority Highway Revenue, 5.650% coupon rate effective 10/1/24, ETM	0.000%	10/1/30	1,400	1,679
[9]	Osceola County Expressway Authority Highway Revenue, 5.750% coupon rate effective 10/1/24, ETM	0.000%	10/1/31	1,625	2,006
[9]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	2,060	2,550
[9]	Osceola County Expressway Authority Highway Revenue, 5.900% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	3,000	3,732
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/28	1,000	901
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/29	1,410	1,236
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/29	500	659
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	1,500	1,269
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/30	600	785
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/31	1,990	1,618

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Osceola County FL Transportation Highway Revenue	5.000%	10/1/31	500	651
Osceola County FL Transportation Highway Revenue	0.000%	10/1/32	2,400	1,875
Osceola County FL Transportation Highway Revenue	5.000%	10/1/32	500	650
Osceola County FL Transportation Highway Revenue	0.000%	10/1/33	3,670	2,757
Osceola County FL Transportation Highway Revenue	5.000%	10/1/33	800	1,037
Osceola County FL Transportation Highway Revenue	5.000%	10/1/34	1,300	1,680
Osceola County FL Transportation Highway Revenue	5.000%	10/1/35	1,300	1,678
Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	2,535	1,693
Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	700	901
Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	2,850	1,829
Osceola County FL Transportation Highway Revenue	5.000%	10/1/37	700	899
Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	3,250	2,005
Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	1,005	1,288
Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	1,200	1,534
Palm Beach County FL Appropriations Revenue	5.000%	5/1/33	6,000	7,230
Palm Beach County FL Appropriations Revenue	5.000%	5/1/37	7,910	9,454
Palm Beach County FL Appropriations Revenue, Prere.	5.000%	6/1/22	1,000	1,041
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	3,990	4,119
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	600	782
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	600	779
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,035	1,341
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,291
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,413
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,510	1,937
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,280
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,295	1,653
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,365	3,013
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,750	2,225
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/22	910	969
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/23	1,250	1,391

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/24	1,000	1,158
Palm Beach County School District COP	5.000%	8/1/26	2,080	2,541
Palm Beach County School District COP	5.000%	8/1/28	6,115	6,399
Palm Beach County School District COP	5.000%	8/1/29	5,970	6,247
Palm Beach County School District COP	5.000%	8/1/29	3,595	4,236
Palm Beach County School District COP	5.000%	8/1/31	10,000	11,330
Palm Beach County School District COP	5.000%	8/1/31	10,660	12,532
Palm Beach County School District COP	5.000%	8/1/32	3,445	4,048
Palm Beach County School District COP	5.000%	8/1/32	12,010	14,119
Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	2,275	2,671
Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/27	4,055	4,752
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/33	650	865
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/34	1,000	1,324
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/37	530	694
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/38	500	651
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/39	1,000	1,300
Pasco County School Board COP	5.000%	8/1/24	2,315	2,529
Pasco County School Board COP	5.000%	8/1/31	5,000	6,851
Pasco County School Board COP	5.000%	8/1/32	3,250	4,550
Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/36	2,000	2,230
Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/37	3,190	3,545
Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/36	4,825	5,289
Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/30	1,485	1,972
Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/32	1,745	2,350
Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/34	1,000	1,228
Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/37	500	611
Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/38	250	305
Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/39	500	609
Polk County FL Utility System Water Revenue	5.000%	10/1/37	1,810	2,404
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/27	980	1,206
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/28	3,160	3,878
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/29	2,115	2,589
Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/30	2,210	2,576
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/30	2,000	2,198
Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/31	2,510	2,920
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/31	2,100	2,307
Reedy Creek Improvement District GO	4.000%	6/1/31	3,065	3,584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Reedy Creek Improvement District GO	4.000%	6/1/32	3,115	3,628
	Reedy Creek Improvement District GO	4.000%	6/1/34	10,000	11,486
	Reedy Creek Improvement District GO	4.000%	6/1/35	4,685	5,380
	Reedy Creek Improvement District GO	5.000%	6/1/37	5,000	6,141
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	10,000	10,942
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	9,600	10,504
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	2,515	2,745
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/23	1,110	1,226
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/24	1,575	1,808
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	13,550	16,850
	School Board of Miami-Dade County GO	5.000%	3/15/39	1,535	1,820
	Seacoast Utility Authority Water Revenue	5.000%	3/1/22	1,995	2,052
[5]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/36	315	363
[5]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/41	425	484
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/29	2,000	2,241
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.250%	11/15/39	2,850	3,191
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	11,090	12,647
	South Florida Water Management District COP	5.000%	10/1/26	9,290	11,204
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	4,345	5,306
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,010	6,297
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,500	4,391
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	4,000	5,014
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	9,025	10,419
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,865	17,251
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,000	6,204
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/41	750	842
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/29	220	254
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/30	200	230
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/31	205	235
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/36	1,500	1,704
	St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/24	1,595	1,736
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/24	500	555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28	500	549
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29	500	547
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,240
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/27	3,305	4,118
	Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/27	4,250	4,673
	Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/28	4,450	4,890
	Sunshine State Governmental Financing Commission Lease Revenue (Miami Dade County Program)	5.000%	9/1/23	5,985	6,008
	Sunshine State Governmental Financing Commission Lease Revenue (Miami Dade County Program)	5.125%	9/1/24	4,625	4,643
[2]	Sunshine State Governmental Financing Commission Miscellaneous Revenue (Miami Dade County Program) VRDO	0.020%	8/5/21	13,600	13,600
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/29	3,015	3,456
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	2,000	2,292
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,085	2,389
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/34	5,000	5,922
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/35	6,455	7,375
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/36	3,350	3,824
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,419
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	955	1,100
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,800	2,146
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,100	1,302
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,550	1,826
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/25	1,270	1,464
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/26	1,210	1,394
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/27	1,020	1,173
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/28	1,000	1,149
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/31	1,250	1,434
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/32	1,335	1,531
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/33	2,015	2,309
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/35	2,100	2,400
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/36	2,300	2,625
[7]	Tampa Bay Water Revenue	6.000%	10/1/29	10,000	13,981
	Tampa Bay Water Revenue	5.000%	10/1/32	2,305	2,543
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,619
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,905

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	2,169
Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,696
Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,881
Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,931
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,075	1,122
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,041
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,935	2,013
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,500	1,559
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,039
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	14,686	15,214
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,125	3,681
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/28	290	371
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/29	300	392
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	325	433
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/31	375	494
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/32	300	394
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/33	275	360
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/34	375	489
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/35	525	684
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/36	970	1,260
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/37	400	439
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/39	1,000	1,188
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/40	1,200	1,540
Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/21	1,250	1,255
Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/23	1,400	1,470
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/33	400	301
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/34	2,440	1,763

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	2,320	1,609
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/37	3,000	1,906
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/39	2,400	1,388
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/40	1,250	689
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	3,103
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	3,087
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	4,554
	Tampa FL Water & Wastewater System Water Revenue	4.000%	10/1/38	2,250	2,810
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/39	4,000	5,329
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/40	6,500	8,644
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/32	605	715
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/33	625	737
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/34	650	764
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/35	680	798
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/36	705	826
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/37	5,000	5,842
[2,5]	Tampa-Hillsborough County FL Expressway Authority Highway Revenue TOB VRDO	0.090%	8/5/21	14,760	14,760
	Tohopekaliga Water Authority Water Revenue	5.000%	10/1/24	1,340	1,544
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/34	1,285	1,494
	Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	2,300	2,321
	USF Financing Corp. COP	5.000%	7/1/30	5,420	6,317
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,125	1,305
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,000	1,251
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	2,000	2,320
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	1,500	1,872
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/29	1,110	1,287
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	2,355	2,731
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	1,000	1,159
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/35	400	473
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/36	510	602
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/37	725	853
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/38	750	881
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/39	1,000	1,172
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/44	4,000	4,993

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Volusia County School Board (Master Lease Program) COP	5.000%	8/1/23	1,000	1,096
Volusia County School Board (Master Lease Program) COP	5.000%	8/1/24	635	725
Volusia County School Board (Master Lease Program) COP	5.000%	8/1/25	1,675	1,908
Volusia County School Board (Master Lease Program) COP	5.000%	8/1/27	1,835	2,088
Volusia County School Board (Master Lease Program) COP	5.000%	8/1/28	1,650	1,877
Volusia County School Board (Master Lease Program) COP	5.000%	8/1/29	2,350	2,671
Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	3,895	4,423
Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	6,375	7,233
Volusia County School Board COP	5.000%	8/1/26	1,415	1,728
Volusia County School Board COP	5.000%	8/1/29	3,555	4,675
				4,294,166
Georgia (2.6%)
Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/27	2,325	2,687
Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/28	2,500	2,888
Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	4.000%	1/1/32	2,000	2,240
Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,540	2,983
Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,000	1,167
Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,365	1,590
Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	1,280	1,486
Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/24	2,330	2,603
Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,351
Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,578
Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/31	5,025	5,595
Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/32	5,515	6,134
Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/33	2,000	2,222
Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/34	2,025	2,248
Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	3,180	4,086
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/24	1,025	1,145
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/26	1,600	1,632
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/27	1,390	1,418
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	6,500	8,391
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	8,500	11,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/31	2,540	2,828
	Atlanta GA GO	4.875%	12/1/26	7,450	8,585
	Atlanta GA GO	4.500%	12/1/29	2,700	3,072
[4,11]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/22	6,755	7,033
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	3,160	3,507
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/25	2,550	2,997
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/25	6,565	8,077
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/26	15,280	19,496
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/34	2,275	2,703
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	7,220	9,067
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	3,260	4,094
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/35	2,280	2,705
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,000	5,016
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,010	5,029
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/36	3,050	3,614
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/36	14,010	17,543
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/26	9,030	11,059
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/27	9,480	11,911
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/28	9,960	12,435
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,250	1,640
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,700	2,223
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,500	3,260
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,650	2,148
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,850	3,696
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,535	3,279
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,990	3,860
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,335	1,720
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/29	880	1,086
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/30	1,080	1,333
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/32	1,435	1,763
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/33	1,595	1,961
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	220	276
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	270	338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	360	451
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	405	507
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	1,000	1,344
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,140	1,527
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,000	1,337
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	1,000	1,227
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	1,290	1,578
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,355	1,653
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	5,815	5,976
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/32	300	401
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/33	450	557
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/35	1,245	1,534
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/37	775	947
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/38	680	760
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/39	925	1,032
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/40	1,000	1,113
	Cherokee County Board of Education GO	5.000%	8/1/31	1,565	1,903
	Cherokee County Board of Education GO	5.000%	8/1/33	1,780	2,164
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,285	3,949
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,250	3,901
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	430	574
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	410	555
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	470	629
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	300	401
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	650	796
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	715	869
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	635	767
[2,5]	Cobb County GA Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	9,560	9,560

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,000	4,273
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	500	637
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	400	510
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	575	750
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,245	1,623
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	598
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,240	1,647
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	595
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	530	701
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	580
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	795	971
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	725	883
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	425	517
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	500	607
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	600	727
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	750	905
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	800	882
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,000	1,296
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,175	1,523
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	790	947
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	500	599
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,484
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,484
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	400	477
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	1,500	1,624
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	467
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	700	845
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	900	1,118
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,236

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	1,640	2,016
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	1,230	1,506
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	2,250	2,742
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/33	2,445	2,976
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	3,350	4,073
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	2,500	3,035
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	4,300	5,211
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	4,500	5,449
Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	2,500	3,206
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,130	1,460
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	8,160	10,492
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	9,100	11,676
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	9,565	12,247
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,280	1,574
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,020	1,248
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	1,158
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,100	1,340
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,160	1,413
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,210	1,562
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/30	1,265	1,667
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/31	1,065	1,400
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/32	1,020	1,332

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/34	1,450	1,758
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/35	1,490	1,802
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/36	1,000	1,205
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,675	1,760
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,975	2,075
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,000	1,050
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	6,880	7,222
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/23	1,410	1,422
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/24	1,500	1,512
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/25	3,000	3,608
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/31	2,225	2,243
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/32	4,000	4,033
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,631
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,304
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,203
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	2,000	2,425
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,775	2,149
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	2,215	2,682
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	2,000	2,421
Forsyth County School District GO	5.000%	2/1/27	1,000	1,249
Forsyth County School District GO	5.000%	2/1/33	3,350	4,214
Forsyth County School District GO	5.000%	2/1/34	2,535	3,181
Forsyth County School District GO	5.000%	2/1/35	3,790	4,755
Forsyth County School District GO	5.000%	2/1/37	2,250	2,821
Forsyth County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	4/1/31	1,250	1,638
Fulton County Development Authority College & University Revenue	5.000%	6/15/34	1,160	1,500
Fulton County Development Authority College & University Revenue	5.000%	6/15/36	1,015	1,307
Fulton County Development Authority College & University Revenue	5.000%	6/15/38	1,165	1,493
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,010	3,619
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,640	3,163
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,500	1,967

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,765	3,616
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,600	2,075
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	2,361
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,750	2,254
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	8,810	11,356
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	2,634
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	4,181
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	2,500	2,976
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	467
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	600	724
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	530	658
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	560	692
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	500	614
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	870	1,065
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/31	900	1,098
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	4,700	5,706
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,820	3,415
	Fulton County GA Water & Sewerage Water Revenue	5.000%	1/1/33	10,000	10,666
	Fulton County GA Water & Sewerage Water Revenue	4.000%	1/1/34	10,000	10,511
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	2,080	2,254
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	1,680	1,814
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,500	8,163
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	4,740	5,055
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/37	10,165	11,125
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	21,755	28,362

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	12,095	15,733
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	7,715	9,299
Gainesville School District GO	4.000%	11/1/34	680	847
Gainesville School District GO	4.000%	11/1/35	1,000	1,242
Gainesville School District GO	4.000%	11/1/36	1,000	1,240
Gainesville School District GO	4.000%	11/1/37	1,205	1,490
Gainesville School District GO	4.000%	11/1/38	1,150	1,418
Gainesville School District GO	4.000%	11/1/39	850	1,046
Gainesville School District GO	4.000%	11/1/40	850	1,041
Georgia GO	5.000%	1/1/22	9,415	9,606
Georgia GO	5.000%	2/1/22	6,690	6,854
Georgia GO	4.000%	10/1/22	13,270	13,877
Georgia GO	5.000%	1/1/23	6,050	6,471
Georgia GO	5.000%	2/1/23	5,025	5,395
Georgia GO	5.000%	7/1/23	20,160	21,067
Georgia GO	5.000%	7/1/24	22,865	26,098
Georgia GO	5.000%	7/1/24	29,915	34,145
Georgia GO	5.000%	7/1/24	34,685	39,590
Georgia GO	5.000%	12/1/24	10,110	11,729
Georgia GO	5.000%	2/1/25	10,000	11,675
Georgia GO	5.000%	2/1/25	3,000	3,361
Georgia GO	5.000%	7/1/25	20,970	24,862
Georgia GO	5.000%	7/1/25	1,615	1,915
Georgia GO	5.000%	7/1/25	4,675	5,543
Georgia GO	5.000%	1/1/26	4,960	5,985
Georgia GO	5.000%	2/1/26	9,660	11,689
Georgia GO	5.000%	7/1/26	10,040	12,318
Georgia GO	5.000%	2/1/27	10,000	11,199
Georgia GO	5.000%	2/1/27	14,870	18,582
Georgia GO	5.000%	12/1/27	5,175	6,430
Georgia GO	5.000%	7/1/29	1,510	1,897
Georgia GO	5.000%	7/1/30	30,000	40,901
Georgia GO	5.000%	8/1/32	13,000	17,620
Georgia GO	5.000%	8/1/33	20,000	27,017
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	14,000	17,608
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	8,000	10,062
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	4,485	4,781
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,300	1,384
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,270	1,601
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,140	1,472
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,200	1,549
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,225	1,570
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,250	1,643
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,385	1,765
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,250	1,673
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,450	1,841

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,500	1,997
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/33	1,200	1,519
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,295	2,896
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,550	3,366
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	925	1,165
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	1,250	1,646
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	1,145	1,437
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	3,330	4,368
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,115	1,396
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	3,260	4,264
Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/38	1,540	1,842
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/38	1,150	1,437
Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/39	1,560	1,857
Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/40	1,250	1,485
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	580	731
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/29	1,610	2,078
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/30	1,900	2,497
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/31	1,490	1,995
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/32	1,355	1,804
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/33	2,000	2,429
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/35	2,305	2,783
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/36	1,000	1,203
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/37	1,500	1,798
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/38	710	776
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/39	730	796
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/40	500	544
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	16,330	19,701
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/28	625	788
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/29	500	629
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	890	1,111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	1,265	1,595
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	750	933
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	600	754
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	800	993
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	500	627
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	9,000	11,132
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	2,560	3,201
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	1,225	1,517
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	725	905
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	1,300	1,607
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	2,055	2,560
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	1,350	1,666
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	2,420	3,009
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	1,455	1,793
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	2,355	2,929
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	1,415	1,742
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	20,480	25,177
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	2,100	2,611
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/22	12,120	12,359
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	5,215	6,019
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,640	7,912
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	39,845	48,070
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	28,000	33,855
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	90	108
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/30	1,095	1,252
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/33	2,115	2,415
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/34	2,000	2,283
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/35	5,845	6,672
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	465	567
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	650	817

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	710	887
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	565	703
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,365	5,056
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	12,110	13,931
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	500	602
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	950	1,141
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	2,090
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	500	603
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	500	612
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	1,000	1,218
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	1,250	1,520
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	2,300	2,787
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,100	2,543
Gwinnett County School District GO	5.000%	2/1/38	17,010	21,794
Gwinnett County School District GO	5.000%	2/1/39	15,000	19,204
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/22	10,010	10,502
Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	6,075
Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	11,286
Jackson County GA School District GO	5.000%	3/1/31	1,425	1,854
Jackson County GA School District GO	5.000%	3/1/32	1,000	1,301
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	450	525
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	630	760
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	835	1,032
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/22	10,720	11,031
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/33	5,500	6,943
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	2,500	3,141
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	2,485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,796
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/37	6,000	8,718
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/38	2,000	2,937
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	137,290	147,136
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	200,205	216,062
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	37,355	41,556
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	71,310	82,668
[7]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.250%	7/1/26	4,810	5,936
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/29	7,745	8,302
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/30	5,300	6,435
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	9,015	10,938
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/33	14,000	16,615
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/34	16,465	19,486
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/35	17,095	20,131
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/35	5,310	6,423
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	22,080	26,709
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,000	2,198
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/41	8,455	9,912
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/43	8,000	9,379
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/44	16,480	17,547
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/44	10,000	11,725
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/29	450	589
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/30	700	934
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/32	700	951
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/33	850	1,151
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	1,000	1,349
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	2,100	2,827
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	4.000%	6/15/36	1,000	1,241
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	2,300	2,846
[2]	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	21,700	21,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/23	510	564
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/28	2,510	3,258
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	2,070	2,740
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	16,500	22,374
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/31	475	626
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/31	2,085	2,749
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/32	400	523
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	1,675	2,202
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/32	2,100	2,116
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/33	550	717
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	2,750	3,686
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/34	400	478
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/35	500	596
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/36	3,680	4,541
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/38	115	133
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/39	11,480	14,845
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	2,000	2,444
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/29	350	459
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/30	125	166
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	100	135
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/32	150	202
[6]	Richmond County Board of Education GO	5.000%	10/1/24	1,500	1,727
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,125	2,557
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,395	2,861
	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	4,000	4,406
	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	4,000	4,405
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/27	780	988
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/28	500	650
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/29	525	693

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/30	500	656
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/31	400	521
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/32	1,055	1,370
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/35	1,265	1,630
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/36	390	502
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/37	575	738
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	4.000%	10/1/38	675	812
				2,240,029
Guam (0.2%)
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	1,750	1,839
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	750	891
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	600	731
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,300	1,396
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,207
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	2,065	2,478
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,000	1,192
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	2,230	2,641
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,000	1,175
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	300	344
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/28	500	627
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/29	500	637
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	485
Guam Income Tax Revenue	5.000%	12/1/31	4,000	4,742
Guam Miscellaneous Taxes Revenue	5.000%	1/1/23	1,175	1,198
Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	8,070	8,916
Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	9,240	10,590
Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	11,035	13,059
Guam Miscellaneous Taxes Revenue	5.000%	1/1/26	2,575	2,625
Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	5,940	6,991
Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	3,255	3,318
Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	10,100	11,689
Guam Miscellaneous Taxes Revenue, ETM	5.000%	11/15/21	4,655	4,718
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,225	1,451
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,230	1,482
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	1,245	1,386
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	5,165	6,184
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	5,425	6,456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	5,695	6,742
[4]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	6,070	6,380
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	5,380	6,335
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,825	2,140
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	2,690	3,150
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	3,525	4,121
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,500
					132,816
Hawaii (1.2%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/29	18,400	24,286
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/30	9,975	13,427
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/31	21,210	28,370
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/32	24,365	32,487
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/33	7,840	10,419
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/35	16,565	20,446
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/36	27,670	34,054
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/37	14,505	17,800
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/38	30,000	36,730
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	17,245	21,014
	Hawaii County HI GO	5.000%	9/1/28	1,000	1,200
	Hawaii County HI GO	5.000%	9/1/29	2,065	2,471
	Hawaii County HI GO	5.000%	9/1/30	1,000	1,195
	Hawaii GO	5.000%	11/1/22	11,285	11,980
	Hawaii GO	5.000%	12/1/22	10,125	10,289
	Hawaii GO	5.000%	8/1/24	15,010	17,171
	Hawaii GO	5.000%	8/1/24	8,970	10,261
	Hawaii GO	5.000%	10/1/24	10,075	11,600
	Hawaii GO	5.000%	11/1/24	22,305	23,672
	Hawaii GO	5.000%	4/1/25	19,785	23,196
	Hawaii GO	5.000%	8/1/25	4,105	4,691
	Hawaii GO	5.000%	8/1/25	2,515	2,874
	Hawaii GO	5.000%	10/1/25	12,015	14,339
	Hawaii GO	5.000%	10/1/25	3,605	4,302
	Hawaii GO	4.000%	4/1/26	26,025	30,346
	Hawaii GO	5.000%	8/1/26	1,420	1,619
	Hawaii GO	5.000%	1/1/27	9,280	11,511
	Hawaii GO	5.000%	4/1/27	7,870	9,523
	Hawaii GO	4.000%	4/1/28	5,050	5,850
	Hawaii GO	5.000%	5/1/28	14,910	18,653
	Hawaii GO	5.000%	10/1/28	8,080	9,932
	Hawaii GO	5.000%	10/1/28	9,085	11,168
	Hawaii GO	4.000%	4/1/29	10,000	11,536
	Hawaii GO	5.000%	8/1/29	8,585	9,760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hawaii GO	5.000%	8/1/29	31,900	34,891
	Hawaii GO	5.000%	10/1/29	7,000	8,581
	Hawaii GO	4.000%	4/1/30	14,190	16,351
	Hawaii GO	4.000%	5/1/30	13,815	16,399
	Hawaii GO	4.000%	10/1/30	11,500	13,432
	Hawaii GO	4.000%	4/1/31	1,410	1,630
	Hawaii GO	4.000%	5/1/31	14,160	16,790
	Hawaii GO	4.000%	5/1/32	12,160	14,377
	Hawaii GO	4.000%	8/1/32	11,740	12,981
	Hawaii GO	4.000%	10/1/32	5,285	6,180
	Hawaii GO	5.000%	1/1/33	10,750	13,474
	Hawaii GO	5.000%	8/1/33	2,975	3,377
	Hawaii GO	4.000%	1/1/34	8,740	10,297
	Hawaii GO	5.000%	1/1/34	8,745	10,935
	Hawaii GO	4.000%	10/1/34	5,760	6,545
	Hawaii GO	5.000%	1/1/36	22,430	27,917
	Hawaii GO	5.000%	1/1/36	13,000	16,604
	Hawaii GO	4.000%	10/1/36	2,250	2,614
	Hawaii GO	5.000%	1/1/38	6,000	7,630
	Hawaii GO, Prere.	5.000%	12/1/21	3,770	3,831
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/32	500	620
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	500	618
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,227
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	850	1,040
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/38	1,305	1,593
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/40	700	851
	Hawaii Highway Fund Fuel Sales Tax Revenue	5.000%	1/1/32	2,180	2,468
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/29	1,000	1,307
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/37	6,000	8,034
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	6,710	8,964
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,420	4,557
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	1,000	1,328
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/41	2,000	2,649
	Honolulu HI City & County GO	5.000%	10/1/22	4,220	4,460
	Honolulu HI City & County GO	5.000%	10/1/22	1,130	1,194
	Honolulu HI City & County GO	5.000%	10/1/22	4,015	4,243
	Honolulu HI City & County GO	5.000%	11/1/22	3,245	3,443
	Honolulu HI City & County GO	5.000%	10/1/26	7,500	8,916
	Honolulu HI City & County GO	5.000%	10/1/26	5,135	6,105
	Honolulu HI City & County GO	5.000%	10/1/27	4,030	4,791
[6]	Honolulu HI City & County GO	5.000%	11/1/27	1,610	1,927
	Honolulu HI City & County GO	5.000%	10/1/28	8,415	9,981
	Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,744
[6]	Honolulu HI City & County GO	5.000%	11/1/28	3,000	3,679
	Honolulu HI City & County GO	5.000%	10/1/29	2,280	2,703
[6]	Honolulu HI City & County GO	5.000%	11/1/29	2,500	3,133
	Honolulu HI City & County GO	4.000%	10/1/31	6,220	7,218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County GO	5.000%	10/1/31	12,690	14,988
	Honolulu HI City & County GO	4.000%	10/1/32	6,705	7,766
	Honolulu HI City & County GO	4.000%	10/1/32	15,000	17,054
	Honolulu HI City & County GO	5.000%	10/1/33	4,000	4,712
	Honolulu HI City & County GO	4.000%	7/1/34	1,405	1,725
	Honolulu HI City & County GO	5.000%	9/1/34	8,035	9,958
	Honolulu HI City & County GO	4.000%	10/1/34	10,575	11,984
	Honolulu HI City & County GO	4.000%	9/1/36	2,930	3,486
[6]	Honolulu HI City & County GO	3.000%	7/1/37	1,995	2,234
[6]	Honolulu HI City & County GO	3.000%	7/1/37	640	717
[6]	Honolulu HI City & County GO	3.000%	7/1/38	1,945	2,172
	Honolulu HI City & County GO	4.000%	7/1/38	5,395	6,692
[6]	Honolulu HI City & County GO	3.000%	7/1/39	2,005	2,233
[6]	Honolulu HI City & County GO	3.000%	7/1/40	2,055	2,274
	Honolulu HI City & County GO	4.000%	7/1/40	2,220	2,688
[6]	Honolulu HI City & County GO	3.000%	7/1/41	2,130	2,350
	Honolulu HI City & County GO	4.000%	7/1/41	4,840	5,845
	Honolulu HI City & County GO, Prere.	5.000%	8/1/21	5,000	5,000
	Honolulu HI City & County GO, Prere.	5.000%	11/1/22	3,500	3,715
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/26	3,000	3,546
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/28	6,175	7,028
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	10,000	11,376
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/33	8,440	11,008
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	4,010	4,894
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	2,525	3,077
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	8,020	9,772
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	3,000	3,734
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	6,000	7,069
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/39	6,545	8,420
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,765	8,015
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,835	8,098
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	8,220	9,739
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	18,060	21,397
	University of Hawaii College & University Revenue	4.000%	10/1/32	4,870	6,050
	University of Hawaii College & University Revenue	3.000%	10/1/34	3,500	3,983
	University of Hawaii College & University Revenue	4.000%	10/1/35	1,845	2,273
	University of Hawaii College & University Revenue	3.000%	10/1/36	2,845	3,223
					1,085,096
Idaho (0.1%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,520	1,760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,750	3,231
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/28	4,060	5,125
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/29	4,810	6,141
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/30	4,525	5,756
[2]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	5,350	5,350
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	3,250	3,381
[5]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,842
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	3,500	4,601
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/30	500	669
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/31	750	1,022
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/32	750	1,017
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/33	1,000	1,350
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/34	1,000	1,346
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/36	1,000	1,231
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/37	1,250	1,534
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	2,070	2,441
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,010	1,229
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/27	5,655	7,084
[1]	University of Idaho College & University Revenue	5.000%	4/1/28	240	306
[1]	University of Idaho College & University Revenue	5.000%	4/1/29	250	325
[1]	University of Idaho College & University Revenue	5.000%	4/1/30	345	459
[1]	University of Idaho College & University Revenue	5.000%	4/1/32	970	1,281
[1]	University of Idaho College & University Revenue	5.000%	4/1/33	555	731
[1]	University of Idaho College & University Revenue	5.000%	4/1/34	1,735	2,277
[1]	University of Idaho College & University Revenue	5.000%	4/1/36	1,915	2,500
[1]	University of Idaho College & University Revenue	5.000%	4/1/38	1,000	1,299
[1]	University of Idaho College & University Revenue	4.000%	4/1/40	1,150	1,371
[1]	University of Idaho College & University Revenue	4.000%	4/1/41	700	833
					70,492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois (5.5%)
	Arkansas GO	5.000%	3/1/22	2,550	2,621
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/26	1,070	1,223
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/28	1,085	1,279
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/29	2,739	3,207
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/31	1,640	1,957
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/33	2,100	2,634
	Chicago Board of Education GO	5.000%	12/1/21	20,000	20,303
[4,8]	Chicago Board of Education GO	5.500%	12/1/21	4,090	4,159
	Chicago Board of Education GO	5.000%	12/1/22	2,775	2,942
	Chicago Board of Education GO	5.000%	12/1/22	12,000	12,724
[4,8]	Chicago Board of Education GO	5.500%	12/1/22	9,625	10,279
	Chicago Board of Education GO	5.000%	12/1/23	15,000	16,546
	Chicago Board of Education GO	5.000%	12/1/24	20,000	22,872
	Chicago Board of Education GO	5.000%	12/1/25	11,000	12,982
[7]	Chicago Board of Education GO	0.000%	12/1/26	5,855	5,504
[4]	Chicago Board of Education GO	5.000%	12/1/26	3,560	4,344
	Chicago Board of Education GO	5.000%	12/1/26	12,265	14,901
	Chicago Board of Education GO	5.000%	12/1/26	5,000	6,074
	Chicago Board of Education GO	7.000%	12/1/26	19,600	24,926
	Chicago Board of Education GO	0.000%	12/1/27	1,290	1,175
	Chicago Board of Education GO	4.000%	12/1/27	7,175	8,496
[4]	Chicago Board of Education GO	5.000%	12/1/27	2,750	3,445
	Chicago Board of Education GO	5.000%	12/1/27	1,000	1,245
	Chicago Board of Education GO	5.000%	12/1/27	1,625	2,024
[7]	Chicago Board of Education GO	0.000%	12/1/28	10,320	9,256
[7]	Chicago Board of Education GO	0.000%	12/1/28	4,530	4,063
[4]	Chicago Board of Education GO	5.000%	12/1/28	3,000	3,846
	Chicago Board of Education GO	5.000%	12/1/28	11,100	14,142
	Chicago Board of Education GO	5.000%	12/1/28	4,000	5,096
[7]	Chicago Board of Education GO	0.000%	12/1/29	465	405
[4]	Chicago Board of Education GO	5.000%	12/1/29	2,500	3,186
	Chicago Board of Education GO	5.000%	12/1/29	9,625	12,514
	Chicago Board of Education GO	5.000%	12/1/29	2,000	2,600
[7]	Chicago Board of Education GO	0.000%	12/1/30	1,560	1,321
[7]	Chicago Board of Education GO	0.000%	12/1/30	20,775	17,592
[7,11]	Chicago Board of Education GO	0.000%	12/1/30	12,780	10,822
	Chicago Board of Education GO	5.000%	12/1/30	1,180	1,525
[4]	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,878
	Chicago Board of Education GO	5.000%	12/1/30	2,500	3,304
[7]	Chicago Board of Education GO	0.000%	12/1/31	23,570	19,399
[7,11]	Chicago Board of Education GO	0.000%	12/1/31	10,000	8,230
	Chicago Board of Education GO	5.000%	12/1/31	1,600	2,061
	Chicago Board of Education GO	5.000%	12/1/31	3,250	4,272
	Chicago Board of Education GO	5.000%	12/1/32	2,560	3,289
	Chicago Board of Education GO	5.000%	12/1/32	4,275	5,595
	Chicago Board of Education GO	5.000%	12/1/33	12,000	12,633
	Chicago Board of Education GO	5.000%	12/1/33	2,060	2,589
	Chicago Board of Education GO	5.000%	12/1/33	3,910	5,102
	Chicago Board of Education GO	5.000%	12/1/34	700	878
	Chicago Board of Education GO	5.000%	12/1/34	4,875	6,342
	Chicago Board of Education GO	5.000%	12/1/35	750	939
	Chicago Board of Education GO	5.000%	12/1/35	3,000	3,893
	Chicago Board of Education GO	5.250%	12/1/35	12,170	13,750
	Chicago Board of Education GO	5.000%	12/1/36	10,210	12,455
	Chicago Board of Education GO	5.000%	12/1/36	1,400	1,814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	5.500%	12/1/39	4,000	4,064
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/33	1,200	1,486
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/34	1,535	1,897
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/35	1,615	1,992
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/37	1,350	1,659
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/38	1,700	2,085
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/27	3,765	4,534
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/28	2,000	2,466
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,250	1,524
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	1,250	1,517
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/33	1,885	2,275
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/34	4,205	5,063
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/36	6,140	7,360
	Chicago IL GO	0.000%	1/1/24	4,010	3,863
	Chicago IL GO	5.000%	1/1/24	880	974
	Chicago IL GO	5.000%	1/1/25	1,580	1,811
	Chicago IL GO	5.000%	1/1/26	1,050	1,202
	Chicago IL GO	5.000%	1/1/26	1,660	1,900
	Chicago IL GO	5.000%	1/1/26	13,335	15,773
	Chicago IL GO	5.000%	1/1/26	5,000	5,914
	Chicago IL GO	5.000%	1/1/27	9,000	10,951
	Chicago IL GO	5.000%	1/1/27	3,605	4,253
	Chicago IL GO	5.125%	1/1/27	585	670
	Chicago IL GO	5.250%	1/1/27	4,520	5,197
	Chicago IL GO	5.000%	1/1/28	6,000	7,488
	Chicago IL GO	5.000%	1/1/28	8,000	9,984
	Chicago IL GO	5.250%	1/1/28	4,075	4,507
	Chicago IL GO	5.250%	1/1/28	375	430
	Chicago IL GO	5.000%	1/1/29	3,000	3,829
	Chicago IL GO	5.000%	1/1/29	22,500	28,714
	Chicago IL GO	5.250%	1/1/29	2,595	2,863
	Chicago IL GO	5.250%	1/1/29	500	572
	Chicago IL GO	5.000%	1/1/30	9,540	12,411
	Chicago IL GO	5.500%	1/1/30	750	864
[7]	Chicago IL GO	0.000%	1/1/31	3,135	2,526
	Chicago IL GO	5.000%	1/1/31	3,875	4,900
	Chicago IL GO	5.000%	1/1/31	1,300	1,676
	Chicago IL GO	5.625%	1/1/31	2,220	2,752
	Chicago IL GO	5.000%	1/1/32	800	1,028
	Chicago IL GO	5.250%	1/1/32	1,000	1,097
	Chicago IL GO	5.000%	1/1/33	5,000	5,086
[7]	Chicago IL GO	0.000%	1/1/34	2,490	1,822
	Chicago IL GO	5.500%	1/1/35	8,000	10,327
	Chicago IL GO	5.000%	1/1/36	970	1,055
	Chicago IL GO	6.000%	1/1/38	1,250	1,566
	Chicago IL GO	5.000%	1/1/39	17,090	21,173
	Chicago IL GO	5.000%	1/1/40	1,335	1,653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.500%	1/1/40	590	675
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/23	1,200	1,245
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,110	1,184
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/27	3,500	3,716
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/28	3,000	3,175
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/29	2,000	2,111
[2,5]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.140%	8/5/21	36,250	36,250
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,460	2,627
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,100	3,688
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,545	3,104
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	1,725	1,914
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	3,330	4,094
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	9,030	11,102
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,575	1,738
[7]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	16,895	20,956
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	2,000	2,208
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	1,875	2,070
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	2,525	2,787
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	1,750	1,857
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,585	1,680
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,685	2,838
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,165	2,289
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	10,395	12,952
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	5,550	5,853
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	7,050	8,883
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	3,590	3,787
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	3,000	3,164
	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	3,075	3,244
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/22	1,450	1,537
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,080	1,225
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/31	2,000	2,265
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/33	2,040	2,307
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,500	1,692
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	2,550	2,725
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,415	3,809
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	6,140	6,545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	10,000	11,089
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,000	11,089
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	6,725	7,457
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	2,200	2,440
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,000	3,060
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/24	1,250	1,331
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	7,410	7,559
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	5,785	6,709
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/25	1,500	1,603
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,320	1,585
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,075	4,157
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,045	1,255
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/26	1,000	1,069
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,560	3,632
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	325	376
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	32,400	39,994
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,215	1,500
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/27	2,435	2,602
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,215	1,490
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	3,000	3,060
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	10,775	12,449
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,365	2,901
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	570	679
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,100	6,322
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	35	37
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,010	1,238
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,060
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,300	2,452
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	13,630	15,732
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,440	2,907

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,010	2,463
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/29	1,500	1,858
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,220	3,285
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,000	3,464
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,700	6,779
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,545	1,892
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	3,085	3,818
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	745	911
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,900	2,958
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	22,890	26,420
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	13,380	15,884
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,060	2,520
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/31	3,630	4,489
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	17,305	19,942
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	3,500	4,155
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	4,750	5,638
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,050	12,293
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	21,065	24,275
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,750	5,633
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	1,000	1,069
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	10,165	12,407
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	19,560	23,195
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	31,000	40,417
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	25,000	30,081
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	10,500	12,795
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	12,250	14,530
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	11,930	14,150
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	2,500	3,252
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	23,000	27,538
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,780	6,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	3,000	3,800
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	8,750	10,371
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	7,500	8,955
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	12,063
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	5,000	6,068
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,035	3,835
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,040	1,231
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	10,885	12,882
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	3,000	3,783
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	11,000	13,845
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/29	5,000	6,483
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/34	6,200	8,083
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	4.000%	1/1/35	5,000	6,016
	Chicago Park District GO	5.000%	1/1/25	4,685	4,773
	Chicago Park District GO	5.000%	1/1/25	625	718
	Chicago Park District GO	5.000%	1/1/26	515	611
	Chicago Park District GO	5.000%	1/1/27	1,000	1,182
	Chicago Park District GO	5.000%	1/1/27	2,085	2,548
	Chicago Park District GO	5.000%	1/1/27	5,580	6,152
	Chicago Park District GO	5.000%	1/1/28	1,000	1,176
	Chicago Park District GO	5.000%	1/1/28	1,420	1,780
	Chicago Park District GO	5.000%	1/1/29	985	1,153
[1]	Chicago Park District GO	5.000%	1/1/30	4,500	5,587
[1]	Chicago Park District GO	5.000%	1/1/30	1,000	1,168
[1]	Chicago Park District GO	5.000%	1/1/30	1,450	1,898
	Chicago Park District GO	5.000%	1/1/31	3,445	3,767
[1]	Chicago Park District GO	5.000%	1/1/31	5,570	6,881
[1]	Chicago Park District GO	5.000%	1/1/31	1,600	1,977
[1]	Chicago Park District GO	5.000%	1/1/31	1,000	1,164
[1]	Chicago Park District GO	5.000%	1/1/31	2,000	2,328
[1]	Chicago Park District GO	5.000%	1/1/31	2,250	2,927
	Chicago Park District GO	5.000%	1/1/32	2,625	2,867
[1]	Chicago Park District GO	5.000%	1/1/32	5,545	6,831
[1]	Chicago Park District GO	5.000%	1/1/32	5,000	6,159
[1]	Chicago Park District GO	5.000%	1/1/32	1,750	2,268
	Chicago Park District GO	5.000%	1/1/33	1,000	1,092
	Chicago Park District GO	5.000%	1/1/33	1,095	1,196
[1]	Chicago Park District GO	5.000%	1/1/33	1,720	2,114
[1]	Chicago Park District GO	5.000%	1/1/33	5,140	6,317
[1]	Chicago Park District GO	5.000%	1/1/33	2,000	2,321
[1]	Chicago Park District GO	5.000%	1/1/33	2,620	3,220
[1]	Chicago Park District GO	5.000%	1/1/33	3,455	4,464
	Chicago Park District GO	5.500%	1/1/33	1,500	1,656
[1]	Chicago Park District GO	4.000%	1/1/34	1,375	1,654
	Chicago Park District GO	5.000%	1/1/34	1,500	1,638
[1]	Chicago Park District GO	5.000%	1/1/34	1,640	2,011

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Chicago Park District GO	5.000%	1/1/34	2,000	2,321
	Chicago Park District GO	5.000%	1/1/35	1,075	1,174
[1]	Chicago Park District GO	5.000%	1/1/35	1,775	2,172
[1]	Chicago Park District GO	5.000%	1/1/35	2,715	3,489
[1]	Chicago Park District GO	4.000%	1/1/36	1,500	1,793
[1]	Chicago Park District GO	5.000%	1/1/37	1,000	1,277
[1]	Chicago Park District GO	5.000%	1/1/39	2,000	2,543
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,075	2,518
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	1,035	1,256
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	38,500	44,498
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	10,000	10,171
[2,5]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	0.120%	8/5/21	32,795	32,795
	Cook County Community College District No. 508 GO	5.000%	12/1/24	2,000	2,196
	Cook County Community College District No. 508 GO	5.250%	12/1/26	2,065	2,278
	Cook County Community College District No. 508 GO	5.250%	12/1/27	2,000	2,206
	Cook County Community College District No. 508 GO	5.250%	12/1/28	2,020	2,226
	Cook County Community College District No. 508 GO	5.250%	12/1/32	7,000	7,662
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/25	1,000	1,041
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/26	2,485	2,587
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/27	2,605	2,712
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/28	2,240	2,332
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/32	5,000	5,204
	Cook County Forest Preserve District GO	5.000%	12/15/24	1,520	1,583
	Cook County Forest Preserve District GO	5.000%	12/15/26	2,225	2,317
	Cook County Forest Preserve District GO	5.000%	12/15/27	2,335	2,431
	Cook County Forest Preserve District GO	5.000%	12/15/28	2,455	2,556
	Cook County IL GO	5.250%	11/15/25	4,700	4,768
[4]	Cook County IL GO	5.000%	11/15/26	2,500	3,102
	Cook County IL GO	5.000%	11/15/28	2,380	3,079
	Cook County IL GO	5.250%	11/15/28	35,500	36,007
	Cook County IL GO	5.000%	11/15/31	2,155	2,887
	Cook County IL GO	5.000%	11/15/32	1,415	1,891
	Cook County IL GO	5.000%	11/15/33	1,390	1,852
	Cook County IL GO	5.000%	11/15/34	1,180	1,419
	Cook County IL GO	5.000%	11/15/35	1,025	1,232
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/32	1,255	1,433
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/33	1,250	1,416
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/35	1,000	1,122
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/38	720	801
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/33	14,620	16,381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/34	15,405	17,221
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/35	13,720	15,289
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/36	17,065	18,976
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/24	1,750	1,908
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/25	1,845	2,011
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/26	4,575	4,983
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/27	2,000	2,177
	Evanston IL GO	3.500%	12/1/38	2,000	2,236
[1]	Evanston IL GO	3.500%	12/1/39	2,000	2,246
[2]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.020%	8/4/21	7,000	7,000
[2]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.030%	8/5/21	17,000	17,000
[2]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.030%	8/5/21	5,000	5,000
	Illinois Finance Authority College & University Revenue	5.000%	10/1/22	2,000	2,016
	Illinois Finance Authority College & University Revenue	5.000%	10/1/22	2,110	2,230
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	4,000	4,032
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	5,265	5,818
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	5,195	5,236
	Illinois Finance Authority College & University Revenue	5.000%	7/1/25	8,750	9,139
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	2,990	3,014
	Illinois Finance Authority College & University Revenue	5.000%	7/1/26	3,745	3,909
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	3,500	3,528
	Illinois Finance Authority College & University Revenue	5.000%	7/1/27	1,495	1,560
	Illinois Finance Authority College & University Revenue	5.000%	7/1/28	1,570	1,638
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	500	635
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	15,000	17,173
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	4,400	4,435
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	2,585	3,135
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	3,280	4,255
	Illinois Finance Authority College & University Revenue	5.000%	7/1/29	1,650	1,722
	Illinois Finance Authority College & University Revenue	5.000%	9/1/29	600	777
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	12,250	14,012

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority College & University Revenue	5.000%	10/1/29	4,250	4,284
Illinois Finance Authority College & University Revenue	5.000%	10/1/29	2,030	2,461
Illinois Finance Authority College & University Revenue	5.000%	10/1/29	580	730
Illinois Finance Authority College & University Revenue	5.000%	7/1/30	1,730	1,805
Illinois Finance Authority College & University Revenue	5.000%	9/1/30	700	899
Illinois Finance Authority College & University Revenue	5.000%	10/1/30	5,250	5,291
Illinois Finance Authority College & University Revenue	5.000%	10/1/30	1,010	1,223
Illinois Finance Authority College & University Revenue	5.000%	10/1/30	500	638
Illinois Finance Authority College & University Revenue	5.000%	7/1/31	1,815	1,894
Illinois Finance Authority College & University Revenue	5.000%	9/1/31	500	638
Illinois Finance Authority College & University Revenue	5.000%	10/1/31	15,000	17,127
Illinois Finance Authority College & University Revenue	5.000%	10/1/31	5,300	5,342
Illinois Finance Authority College & University Revenue	5.000%	10/1/31	860	1,103
Illinois Finance Authority College & University Revenue	5.000%	10/1/31	4,150	5,732
Illinois Finance Authority College & University Revenue	5.000%	7/1/32	1,905	1,988
Illinois Finance Authority College & University Revenue	5.000%	9/1/32	500	634
Illinois Finance Authority College & University Revenue	4.000%	10/1/32	525	617
Illinois Finance Authority College & University Revenue	5.000%	10/1/32	15,000	17,112
Illinois Finance Authority College & University Revenue	5.000%	10/1/32	1,050	1,058
Illinois Finance Authority College & University Revenue	5.000%	10/1/32	3,000	4,222
Illinois Finance Authority College & University Revenue	4.000%	10/1/33	350	410
Illinois Finance Authority College & University Revenue	5.000%	10/1/33	7,410	10,605
Illinois Finance Authority College & University Revenue	5.000%	9/1/34	1,100	1,387
Illinois Finance Authority College & University Revenue	5.000%	10/1/34	1,250	1,817
Illinois Finance Authority College & University Revenue	5.000%	12/1/34	1,320	1,616
Illinois Finance Authority College & University Revenue	4.000%	9/1/35	1,000	1,167
Illinois Finance Authority College & University Revenue	5.000%	10/1/35	28,975	32,976
Illinois Finance Authority College & University Revenue	5.000%	10/1/35	1,400	2,071
Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,165
Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,600	2,400

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority College & University Revenue	4.000%	10/1/38	230	266
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,040	2,117
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	340	358
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,098
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,050	1,164
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,245	1,379
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,065	5,691
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,210	1,384
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,145	1,311
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,850	2,131
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	8,000	9,350
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,015	1,193
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,155	2,569
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,870	3,350
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	8,000	9,676
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	805	943
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,020	1,235
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,700	2,085
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,664
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	16,500	20,561
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	3,070	3,363
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	3,170	3,986
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	15,000	15,788
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,030	4,694
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	13,750	17,047
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,000	3,872
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,290	1,473
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	500	635
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,476
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,000	4,654

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	7,900	9,119
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,920	2,339
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,285
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	913
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	648
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,000	2,359
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,550	1,878
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,300	2,735
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,000	1,276
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	7,000	8,394
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	2,555	2,915
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	4,000	4,648
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	10,000	12,297
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	2,190	2,479
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,560	2,931
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,000	1,271
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,500	3,351
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	8/15/31	10,000	10,018
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	656
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	2,065	2,351
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	6,805	7,846
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	10,000	12,279
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	2,000	2,668
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	7,575	7,970
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	2,000	2,271
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	10,000	11,519
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/33	1,800	2,090
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,300	2,892
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.750%	5/15/33	7,660	8,039
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,100	6,070

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,500	1,992
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	500	652
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,955	4,771
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,000	2,647
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	5,000	5,698
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,500	4,218
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,000	5,999
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	600	684
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	6,526
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,700	3,149
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	4,000	5,405
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	400	519
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	6,430	7,697
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,675	3,080
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	7,605	9,490
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,500	2,961
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	2,300	2,701
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,830	6,509
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,500	7,767
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	7,380	9,187
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,000	2,323
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,500	2,929
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	4,350	5,372
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	5,100	6,282
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,640	6,928
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	8,345	10,230
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,750	2,069
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	14,000	16,713
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	400	481
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,000	1,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	4,880	5,716
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,885	2,126
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	4,100	4,933
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/15/28	3,350	4,260
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/15/29	2,250	2,838
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/31	4,800	6,550
[2,5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	8/5/21	3,995	3,995
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	7,360	7,360
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	11,300	11,300
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	15,475	15,475
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	9,285	9,285
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	5/15/23	45	48
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.500%	5/15/22	5,070	5,245
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	3,750	3,894
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.750%	5/15/23	1,105	1,194
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,885	4,440
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	5,010	5,726
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	10,000	11,429
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	3,020	3,106
[2]	Illinois Finance Authority Private Schools Revenue (Fenwick High School Project) VRDO	0.030%	8/5/21	15,635	15,635
[2]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	0.020%	8/4/21	4,800	4,800
[2]	Illinois Finance Authority Recreational Revenue VRDO	0.030%	8/5/21	25,000	25,000
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	6,000	7,359
	Illinois Finance Authority Water Revenue	5.000%	7/1/35	5,000	6,128
	Illinois GO	5.000%	8/1/21	25,000	25,000
	Illinois GO	5.000%	11/1/21	88,155	89,205
	Illinois GO	5.000%	2/1/22	5,230	5,355
	Illinois GO	5.000%	2/1/22	7,740	7,925
	Illinois GO	4.000%	3/1/22	3,700	3,782
	Illinois GO	5.000%	3/1/22	1,375	1,413
	Illinois GO	5.000%	7/1/22	7,050	7,358
[4]	Illinois GO	5.000%	8/1/22	11,720	12,288
	Illinois GO	5.000%	8/1/22	10,000	10,475
	Illinois GO	5.000%	10/1/22	13,500	14,246
	Illinois GO	5.000%	10/1/22	17,880	18,868
	Illinois GO	5.000%	11/1/22	10,000	10,591
	Illinois GO	5.000%	11/1/22	65,730	69,614
	Illinois GO	5.000%	2/1/23	8,600	9,206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	2/1/23	7,120	7,622
	Illinois GO	5.000%	3/1/23	2,250	2,417
	Illinois GO	5.000%	3/1/23	4,000	4,297
	Illinois GO	5.000%	7/1/23	6,120	6,665
	Illinois GO	5.000%	8/1/23	17,050	18,632
	Illinois GO	5.000%	10/1/23	4,500	4,951
	Illinois GO	5.000%	10/1/23	5,000	5,501
	Illinois GO	5.000%	11/1/23	42,780	47,221
	Illinois GO	4.000%	1/1/24	4,860	4,937
	Illinois GO	5.000%	1/1/24	14,060	15,621
	Illinois GO	5.000%	2/1/24	6,270	6,988
	Illinois GO	4.000%	3/1/24	5,800	6,336
	Illinois GO	4.000%	5/1/24	10,210	11,209
	Illinois GO	5.500%	7/1/24	19,000	20,883
	Illinois GO	5.000%	8/1/24	25,335	26,548
	Illinois GO	5.000%	10/1/24	3,000	3,427
	Illinois GO	5.000%	10/1/24	3,000	3,427
	Illinois GO	5.000%	11/1/24	38,000	43,536
	Illinois GO	5.000%	2/1/25	3,250	3,756
	Illinois GO	5.000%	2/1/25	3,775	4,201
	Illinois GO	4.000%	3/1/25	1,500	1,685
	Illinois GO	5.000%	3/1/25	1,500	1,738
	Illinois GO	5.000%	11/1/25	18,375	21,767
	Illinois GO	5.000%	1/1/26	2,115	2,518
	Illinois GO	5.000%	2/1/26	11,175	12,402
	Illinois GO	5.000%	3/1/26	4,500	5,381
[4]	Illinois GO	5.000%	4/1/26	16,175	17,448
	Illinois GO	5.500%	7/1/26	7,000	7,660
	Illinois GO	5.000%	10/1/26	4,800	5,827
	Illinois GO	5.000%	10/1/26	3,650	4,429
	Illinois GO	5.000%	11/1/26	4,630	5,628
	Illinois GO	5.000%	11/1/26	2,750	3,343
	Illinois GO	5.000%	12/1/26	8,390	10,218
	Illinois GO	5.000%	1/1/27	7,500	8,834
	Illinois GO	5.000%	4/1/27	3,840	4,290
	Illinois GO	5.500%	7/1/27	8,150	8,911
	Illinois GO	5.000%	9/1/27	3,775	4,671
	Illinois GO	5.000%	11/1/27	1,725	2,082
	Illinois GO	5.000%	11/1/27	4,330	5,380
	Illinois GO	5.000%	12/1/27	10,560	13,147
	Illinois GO	5.000%	2/1/28	10,305	12,519
[4]	Illinois GO	5.000%	4/1/28	4,515	4,870
	Illinois GO	5.250%	7/1/28	2,710	2,947
	Illinois GO	5.000%	10/1/28	4,000	5,070
	Illinois GO	5.000%	11/1/28	33,605	41,570
	Illinois GO	5.000%	1/1/29	4,055	4,741
	Illinois GO	5.250%	2/1/29	8,750	9,772
	Illinois GO	5.000%	3/1/29	18,000	18,506
	Illinois GO	5.000%	10/1/29	4,000	5,037
	Illinois GO	5.000%	11/1/29	11,355	13,959
	Illinois GO	5.000%	11/1/29	2,500	3,231
	Illinois GO	5.000%	1/1/30	8,000	9,330
	Illinois GO	5.250%	2/1/30	8,945	9,992
	Illinois GO	5.000%	10/1/30	3,000	3,768
	Illinois GO	5.250%	7/1/31	6,000	6,490
	Illinois GO	5.000%	11/1/32	9,200	10,897
	Illinois GO	4.000%	6/1/33	5,880	6,571
[4]	Illinois GO	5.500%	7/1/33	3,300	3,605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	4.125%	10/1/36	9,500	11,473
	Illinois GO	4.000%	3/1/38	2,150	2,579
	Illinois GO	4.000%	3/1/40	2,300	2,742
	Illinois GO	4.000%	10/1/40	1,500	1,776
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/50	9,625	10,530
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	1,155	1,359
	Illinois Sales Tax Revenue	5.000%	6/15/27	7,875	9,424
[1]	Illinois Sales Tax Revenue	5.000%	6/15/27	10,245	12,293
[1]	Illinois Sales Tax Revenue	5.000%	6/15/28	13,485	16,099
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,140	4,706
	Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	4,865
	Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	4,856
	Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	6,060
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,120	3,858
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,110	2,649
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	2,300	2,877
[6]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,565	1,997
[6]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/31	595	773
[6]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/32	500	647
[8]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	10,405	10,059
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/22	4,100	4,183
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	12,800	13,639
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	3,900	4,513
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,180	5,007
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	1,315	1,404
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	6,000	7,413
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,250	1,333
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	3,520	3,754
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	5,245	5,593
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	23,100	29,895
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	30,105	40,054
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	8,000	8,530
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,410	1,566
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	6,100	7,034
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	21,830	28,023
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	38,165	50,392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	12,210	14,513
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/32	9,000	9,593
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,075	8,400
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	9,000	9,592
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	2,500	2,774
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	11,100	12,767
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	3,860	4,280
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	11,700	13,448
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,000	2,371
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,080	2,463
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,610	3,252
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	4,150	4,911
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	2,500	3,105
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/37	2,000	2,389
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,040	2,527
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,633
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,500	5,567
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	11,436
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	7,105	9,394
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,162
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	24,310	28,618
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	16,500	21,716
[2,5]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.050%	8/5/21	34,385	34,385
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/31	1,525	1,913
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/33	890	1,106
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	750	926
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	2,000	2,460
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	190	230
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	410	495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/29	250	300
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/30	225	269
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/31	220	262
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/32	230	273
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/34	230	272
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/35	280	330
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/36	365	430
[4]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/37	400	439
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/38	290	340
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/39	275	322
	Kane Kendall Etc Counties Community College District No. 516 GO, Prere.	5.000%	12/15/21	1,715	1,746
	Kane Kendall Etc Counties Community College District No. 516 GO, Prere.	5.000%	12/15/21	7,950	8,095
	Kane Kendall Etc Counties Community College District No. 516 GO, Prere.	5.000%	12/15/21	3,405	3,467
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	8,500	10,774
[7]	Lake County Community High School District No. 127 Grayslake GO	0.000%	2/1/22	5,690	5,681
	Lake County Forest Preserve District GO	5.000%	12/15/29	1,135	1,511
	Lake County Township High School District No. 113-Highland Park GO, Prere.	5.000%	1/1/23	5,000	5,348
	McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO, Prere.	5.625%	1/15/22	3,500	3,588
	McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO, Prere.	5.625%	1/15/22	4,000	4,100
	McHenry County Conservation District GO	5.000%	2/1/22	3,100	3,175
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	21,155	20,754
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	32,240	31,628
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	23,795	23,028
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/25	29,905	28,457
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	11,485	10,876
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	4,250	5,188
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	9,640	8,954
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	2,270	2,824
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/29	22,390	19,596
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	25,380	30,467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	5,850	7,083
[10,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	4,200	5,085
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	40,000	34,560
[4,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	115	99
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	245	206
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	44,255	36,781
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	74,580	61,264
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/31	675	835
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	39,225	31,813
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/32	600	740
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	41,400	32,769
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	7,570	5,918
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/33	450	554
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/34	520	639
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	2,000	1,504
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	3,200	2,281
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	415	304
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	2,000	1,398
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/36	2,660	1,835
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	11,990	8,523
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	1,500	1,016
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	9,300	6,540
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	1,425	952
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	9,000	6,220
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	500	323
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	2,000	1,268
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	500	312
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	2,150	1,314
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	36,445	23,496
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	8,850	11,360

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	13,250	15,412
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/31	0.000%	12/15/37	3,300	2,980
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/21	6,000	5,994
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	755	748
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	5.000%	12/15/28	30,480	31,730
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/41	1,065	663
[4]	Mundelein IL GO	4.000%	12/15/27	500	595
[4]	Mundelein IL GO	4.000%	12/15/28	500	605
[4]	Mundelein IL GO	4.000%	12/15/29	500	602
[4]	Mundelein IL GO	4.000%	12/15/32	1,000	1,190
[4]	Mundelein IL GO	4.000%	12/15/39	2,000	2,345
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,300	1,492
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/25	3,110	3,684
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	4,115	5,011
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	5,090	6,292
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	6,180	7,613
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	3,650	4,477
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/31	2,330	2,711
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	2,215	2,571
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	2,755	3,042
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	939
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/29	500	639
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/30	600	780
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/30	325	426
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,070	1,383
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/31	450	594
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/32	700	902
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/32	975	1,187
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/33	750	963
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/33	850	1,031
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/34	750	960
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/35	650	773

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/35	1,095	1,321
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/36	750	889
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/36	550	662
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/37	775	916
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/37	1,350	1,620
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/38	915	1,078
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/38	1,180	1,412
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/39	750	882
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/40	800	939
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/41	750	879
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	23,730	28,819
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	10,780	13,023
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,725	4,475
[4,13]	Regional Transportation Authority Miscellaneous Revenue	6.250%	7/1/22	5,000	5,279
[4,13]	Regional Transportation Authority Miscellaneous Revenue	6.250%	7/1/23	11,475	12,740
[7]	Regional Transportation Authority Sales Tax Revenue	6.000%	7/1/23	5,025	5,555
	Romeoville IL GO	5.000%	12/30/26	3,480	4,287
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,500	3,156
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	23,500	30,373
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,000	7,920
	Schaumburg IL GO	4.000%	12/1/31	10,270	10,969
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	3,850	4,479
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,500	4,205
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,615	4,469
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	8,750	11,091
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/28	765	962
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/29	875	1,122
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/34	925	1,117
	Southwestern Illinois Development Authority Lease Revenue	4.000%	10/15/35	1,225	1,473
[10]	Southwestern Illinois Development Authority Miscellaneous Revenue (LOC Government Program)	0.000%	2/1/26	2,525	2,400
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	3,540	4,118
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	2,525	2,597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	2,000	2,057
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	2,785	2,865
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	3,035	3,122
	University of Illinois College & University Revenue	5.000%	4/1/29	2,075	2,313
	University of Illinois College & University Revenue	5.000%	4/1/30	2,000	2,229
	University of Illinois College & University Revenue	5.000%	4/1/31	2,420	2,696
	University of Illinois College & University Revenue	5.000%	4/1/33	2,000	2,226
	University of Illinois College & University Revenue	5.000%	4/1/34	2,000	2,224
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/28	9,900	10,480
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/29	5,920	5,292
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/30	5,680	4,943
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/30	5,500	5,815
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/31	9,150	9,666
	Will County IL GO	5.000%	11/15/29	900	1,194
	Will County IL GO	5.000%	11/15/30	1,000	1,354
	Will County IL GO	5.000%	11/15/31	875	1,185
	Will County IL GO	4.000%	11/15/32	750	924
	Will County IL GO	4.000%	11/15/33	535	657
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/24	7,980	7,819
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/25	4,065	3,925
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/26	3,645	3,460
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/27	2,000	1,860
					4,867,563
Indiana (1.1%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	2,015	2,443
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/32	8,180	9,906
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,110	11,021
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/34	9,640	11,645
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	13,470	16,250
	Carmel Redevelopment Authority Lease (Abatement) Revenue, Prere.	4.000%	8/1/22	1,110	1,153
[4,11]	Franklin Community Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	2,480	2,676
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,000	1,211
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	750	921
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,320	1,645
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	750	948

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,250	1,572
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,130	1,420
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,000	1,251
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,252
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,250	1,562
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,025	1,277
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,250	1,547
Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/35	4,260	4,947
Indiana Bond Bank Miscellaneous Revenue	5.250%	10/15/21	245	247
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/27	350	430
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/28	385	484
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/32	1,000	1,282
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,100	1,402
Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/36	1,115	1,318
Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/37	1,320	1,557
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,295	1,342
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,420	1,644
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,860	2,153
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	5,850	7,209
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,475	7,980
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,495	1,842
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,199
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,030	1,191
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,395	8,061
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,785	8,552
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,156
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,995	8,805
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,970	8,773
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,600	3,003
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	95	98
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	2,915	3,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,915	2,295
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	7,400	9,299
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,010	5,039
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,305	1,563
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	19,250	24,157
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,154
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,665	1,993
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	22,000	27,569
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	19,725	24,676
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,000	3,482
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	18,515	21,492
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	16,850	19,397
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	19,220	22,310
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,000	2,391
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	11,140	12,805
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,220	7,118
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,000	2,329
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	6,250	6,660
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/4/21	4,135	4,135
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/22	1,000	1,029
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	2,000	2,057
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	1,000	1,029
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	3,250	3,343
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,714
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,714
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,714
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,714
[2]	Indiana Finance Authority Industrial Revenue VRDO	0.040%	8/2/21	6,000	6,000
	Indiana Finance Authority Lease Revenue (Lease Appropriation-Stadium Project) VRDO	0.040%	8/2/21	15,670	15,670
	Indiana Finance Authority Lease Revenue (St. Revolving Fund Program), Prere.	5.000%	2/1/23	9,150	9,824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/27	3,040	3,610
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/29	5,045	5,974
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/30	6,030	7,143
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/31	10,130	11,999
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	1,000	1,152
	Indiana Finance Authority Sewer Revenue	5.250%	10/1/25	1,245	1,255
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,000	1,147
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	2,180	2,499
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	2,295	2,632
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	5,000	6,627
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	1,500	1,984
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/30	2,000	2,705
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/30	1,500	2,011
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/31	3,350	4,623
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/31	2,760	3,777
	Indiana Finance Authority Sewer Revenue	5.250%	10/1/31	10,020	10,103
	Indiana Finance Authority Sewer Revenue	4.000%	10/1/35	3,700	4,646
	Indiana Finance Authority Sewer Revenue	4.000%	10/1/36	3,000	3,757
	Indiana Finance Authority Sewer Revenue	4.000%	10/1/36	1,740	2,153
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/38	5,750	6,466
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/39	3,000	3,340
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/40	6,000	6,707
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/41	5,150	5,735
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,274
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	5,791
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,507
	Indiana Finance Authority Sewer Revenue, ETM	5.000%	10/1/21	2,850	2,873
	Indiana Finance Authority Water Revenue	5.000%	2/1/23	11,135	11,956
	Indiana Finance Authority Water Revenue	5.000%	2/1/26	5,665	6,604
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/27	4,160	5,110
[2]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue VRDO	0.030%	8/2/21	5,625	5,625
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/24	770	876
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/25	800	944
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	626
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/34	1,600	2,010
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/35	1,080	1,355
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/36	1,625	2,034
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/37	2,175	2,716
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/38	2,415	3,010
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,985	5,038

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/31	5,340	6,725
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	7,280	8,832
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	6,330	7,934
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	19,000	23,016
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	4,085	5,105
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	20,110	24,335
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	1,315	1,638
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	12,500	15,100
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	2,410	2,981
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	7,040	8,489
Indiana University College & University Revenue	5.000%	8/1/21	4,500	4,500
Indiana University College & University Revenue	5.000%	8/1/22	6,370	6,684
Indiana University College & University Revenue, Prere.	5.000%	8/1/21	1,000	1,000
Indiana University College & University Revenue, Prere.	5.000%	8/1/21	1,560	1,560
Indiana University College & University Revenue, Prere.	5.000%	8/1/21	1,000	1,000
Indiana University College & University Revenue, Prere.	5.000%	8/1/22	3,510	3,682
Indiana University College & University Revenue, Prere.	5.000%	8/1/22	2,175	2,282
Indiana University College & University Revenue, Prere.	5.000%	8/1/22	2,040	2,140
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/26	2,685	3,288
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/27	2,255	2,833
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/28	1,915	2,472
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/35	7,000	8,894
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/36	10,025	12,714
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,500	5,697
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/27	1,610	2,005
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/31	2,110	2,741
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/32	1,000	1,296
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/33	1,530	1,973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/34	2,450	3,144
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/35	1,945	2,491
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/36	3,510	4,482
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/37	3,700	4,713
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	4.000%	2/1/38	2,350	2,797
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/22	7,000	7,026
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/29	1,250	1,392
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/30	1,375	1,532
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/30	8,400	10,868
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/31	1,875	2,088
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/31	12,760	16,797
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/32	2,000	2,226
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/32	16,175	21,235
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/33	10,000	13,093
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/34	1,950	2,169
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/35	2,350	2,612
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/36	2,425	2,692
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/36	5,000	6,014
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/37	5,000	5,995
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/38	5,000	5,980
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/30	1,160	1,510
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/32	1,610	2,080
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/33	1,540	1,982
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	7,355	8,635
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	7,200	8,540
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	7,645	9,127
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	7,795	9,386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	8,000	9,207
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	4,330	4,639
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	4,855	5,202
	Purdue University College & University Revenue	5.000%	7/1/32	1,850	2,231
	Purdue University College & University Revenue	5.000%	7/1/33	2,505	3,017
	Purdue University College & University Revenue	5.000%	7/1/34	1,590	1,912
	Purdue University College & University Revenue	5.000%	7/1/36	1,255	1,505
	Rockport IN Industrial Revenue (IN MI Power Company Project)	2.750%	6/1/25	13,000	14,153
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	1,395	1,755
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,465	1,877
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	3,030	3,627
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	3,155	3,755
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/32	3,285	3,893
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	5.000%	7/15/25	4,460	5,066
					957,818
Iowa (0.4%)
	Cedar Rapids IA GO	5.000%	6/1/23	1,545	1,683
	Des Moines IA GO	5.000%	6/1/26	5,870	7,157
	Iowa City Community School District GO	3.000%	6/1/31	3,840	4,278
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,780	1,974
[2]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	8/2/21	17,270	17,270
[2]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/4/21	22,275	22,275
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	3,125	3,191
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	11,595	12,689
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/33	2,110	2,284
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	90,630	99,806
	Iowa Finance Authority Lease Revenue	5.000%	8/1/37	1,500	2,048
	Iowa Finance Authority Lease Revenue	5.000%	8/1/38	2,750	3,746
	Iowa Finance Authority Lease Revenue	5.000%	8/1/39	4,000	5,430
	Iowa Finance Authority Lease Revenue	5.000%	8/1/40	4,000	5,414
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	0.030%	8/5/21	6,670	6,670
	Iowa Finance Authority Water Revenue	5.000%	8/1/25	5,755	6,841
	Iowa Finance Authority Water Revenue	5.000%	8/1/37	8,565	11,398
	Iowa Finance Authority Water Revenue	5.000%	8/1/38	11,320	15,031
	Iowa Finance Authority Water Revenue	5.000%	8/1/39	6,050	8,014
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	735	935

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/29	1,165	1,510
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/30	1,220	1,611
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/31	1,800	2,363
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/32	1,925	2,517
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/33	2,025	2,639
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/34	2,135	2,776
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/36	2,475	3,200
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/37	2,600	3,352
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/38	2,735	3,518
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/39	2,875	3,692
[2]	Iowa Higher Education Loan Authority College & University Revenue VRDO	0.030%	8/2/21	6,770	6,770
[2]	Iowa Higher Education Loan Authority College & University Revenue VRDO	0.030%	8/2/21	6,555	6,555
	Iowa Special Obligation Revenue	5.000%	6/1/27	5,590	6,807
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	700	939
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,400	1,903
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,100	1,488
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,285	1,595
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,300	1,596
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,000	2,439
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	2,000	2,423
	Polk County IA GO	4.000%	6/1/22	12,620	13,033
	Polk County IA GO	4.000%	6/1/23	13,050	13,478
	Polk County IA GO	5.000%	6/1/24	2,425	2,754
	University of Iowa College & University Revenue	3.000%	7/1/33	1,000	1,100
	Waukee Community School District GO	3.000%	6/1/31	4,700	5,188
	Waukee Community School District GO	3.000%	6/1/32	4,840	5,330
					338,710
Kansas (0.5%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	2,974

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/28	4,010	4,814
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/29	3,025	3,611
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/30	3,025	3,583
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/31	5,750	6,767
Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,000	2,537
Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,470	3,133
Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,680	3,399
Geary County Unified School District No. 475 GO	5.000%	9/1/25	355	422
Geary County Unified School District No. 475 GO	5.000%	9/1/26	350	416
Geary County Unified School District No. 475 GO	5.000%	9/1/27	425	504
Geary County Unified School District No. 475 GO	5.000%	9/1/28	635	751
Geary County Unified School District No. 475 GO	5.000%	9/1/29	600	709
Geary County Unified School District No. 475 GO	5.000%	9/1/30	795	938
Geary County Unified School District No. 475 GO	5.000%	9/1/31	650	767
Geary County Unified School District No. 475 GO	4.000%	9/1/33	750	852
Geary County Unified School District No. 475 GO	4.000%	9/1/34	700	794
Geary County Unified School District No. 475 GO	4.000%	9/1/35	2,000	2,263
Geary County Unified School District No. 475 GO	4.000%	9/1/36	2,155	2,433
Geary County Unified School District No. 475 GO	4.000%	9/1/37	1,835	2,065
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	718
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	598
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	594
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	591
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	500	589
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	763
Johnson County Public Building Commission Lease (Non-Terminable) Revenue	4.000%	9/1/27	20,000	23,499
Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	1,070	1,227
Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	1,545	1,772
Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/24	1,000	1,118
Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	1,025	1,180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	650	748
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	500	576
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/22	6,000	6,276
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/21	10,075	10,114
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	7,495	7,893
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	10,020	11,492
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	13,300	15,224
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	2,430	2,892
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	14,010	16,009
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	11,400	13,020
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	15,525	17,741
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/37	9,925	12,278
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/27	7,085	8,921
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/28	6,515	8,273
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/29	2,190	2,876
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/30	3,875	5,199
[2]	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	10,960	10,960
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/23	10,250	11,116
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/25	10,000	10,836
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/26	13,515	14,642
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/27	23,500	25,451
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/28	7,000	7,581
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/29	7,055	7,612
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/32	13,000	14,021
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/33	15,045	16,226
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/34	5,795	6,249
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/25	1,250	1,387
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/26	1,200	1,357
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/27	1,250	1,436
	Lawrence KS Water & Sewage System Water Revenue	5.000%	11/1/28	3,575	4,261

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/28	460	552
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/29	450	536
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/30	325	384
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/31	350	409
Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,000	1,157
Olathe KS GO	4.000%	10/1/30	4,310	5,355
Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/24	3,100	3,555
Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,250	1,434
Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/27	2,045	2,465
Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/28	3,000	3,609
Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/29	1,590	1,903
Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/30	1,325	1,575
Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/31	1,500	1,772
Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/32	1,280	1,511
Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/33	6,800	7,575
Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/34	6,125	6,811
Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	5,430	6,239
Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	3,000	3,447
Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,298
Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,298
University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	16,500	18,368
Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/22	825	867
Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/23	1,675	1,837
				425,005
Kentucky (1.3%)
Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	720	830
Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,270	2,702
Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,460	2,923
Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,130	1,337
Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	600	752
Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	265	339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,177
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	375	488
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	475	604
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	450	570
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	1,165	1,364
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,000	1,167
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	547
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	380	441
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	11,250	11,518
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/33	190	234
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/35	235	287
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/36	240	293
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/38	200	242
	Kentucky Bond Development Corp. College & University Revenue	3.000%	6/1/39	285	315
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/40	215	259
	Kentucky Bond Development Corp. College & University Revenue	3.000%	6/1/41	380	417
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/33	2,925	3,815
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/34	3,070	3,992
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/35	3,230	4,193
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/36	3,395	4,397
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/37	3,570	4,611
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/27	1,835	2,300
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/31	2,240	2,861
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/32	1,360	1,732
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/33	1,380	1,750
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/34	1,405	1,772
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/36	1,880	2,357
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/37	1,750	2,189
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/38	1,750	2,185
[7]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	0.000%	10/1/25	12,000	11,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,770
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	4,000	5,030
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,465	3,158
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,670	3,492
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,045	2,540
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	2,810	3,641
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,055	2,539
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,700	2,194
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,000	1,231
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,843
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,260	1,617
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,720	3,327
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,600	1,955
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,515	3,067
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,250	2,663
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	4,775	5,812
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	2,362
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	2,500	2,946
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	8,290	10,020
[2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	11,350	11,350
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	4,535	5,346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	4,425	5,229
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	5,015	5,913
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	4,000	4,709
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	2,525	2,972
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/27	2,820	3,451
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/28	3,135	3,955
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/29	3,015	3,792
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/30	3,860	4,833
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	2,035	2,573
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,220	1,535
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	2,435	3,055
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/36	5,855	7,189
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	2,400	2,938
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	16,500	17,949
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	224,685	244,988
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	164,690	183,114
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	59,660	67,085
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	25,410	28,597
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	61,030	70,561
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	53,500	63,726
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	0.000%	7/1/23	1,720	1,695
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	9/1/22	2,500	2,632
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	1,305	1,597
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/31	2,750	3,466
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/32	2,000	2,514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/33	2,000	2,508
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/34	1,000	1,251
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/34	1,355	1,583
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/36	1,130	1,317
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/37	1,250	1,453
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/22	1,110	1,158
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	1,735	1,967
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	3,905	4,254
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/31	5,210	5,670
[2,5]	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue TOB VRDO	0.030%	8/2/21	11,030	11,030
	Louisville-Jefferson County KY Metropolitan Government Industrial Revenue	0.900%	9/1/26	3,560	3,564
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue	2.000%	10/1/33	21,500	21,971
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,805	2,144
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	5,885	7,211
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	2,405	2,933
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	15,500	19,785
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,650	8,471
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,756
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	6,120	8,009
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	8,900	9,256
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	14,775	15,366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	9,000	9,360
	Owen County KY Water Revenue PUT	2.450%	10/1/29	15,245	16,543
	Owen County KY Water Revenue PUT	2.450%	10/1/29	14,000	15,192
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/25	1,665	1,953
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,150	1,386
	University of Kentucky College & University Revenue	4.000%	10/1/29	3,055	3,493
	University of Kentucky College & University Revenue	4.000%	10/1/31	15,070	17,147
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	410	520
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	790	1,021
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	2,230	2,937
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,200	1,637
	Warren County KY Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	4,000	4,323
					1,104,439
Louisiana (0.9%)
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,152
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,152
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,152
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	3,000	3,457
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.040%	8/2/21	30,105	30,105
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.040%	8/2/21	23,000	23,000
	East Baton Rouge Parish Industrial Revenue (Exxon Project) VRDO	0.040%	8/2/21	18,575	18,575
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	115	123
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	130	145
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	170	197
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	50	60
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	9,750	10,057
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	2,925
[2,5]	Irvine Ranch CA Water Trust Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	14,000	14,000
[4]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/34	1,500	1,883
[4]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/36	2,000	2,510
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/23	2,045	2,262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/24	5,310	6,109
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/25	1,500	1,785
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/26	950	1,166
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/28	1,010	1,283
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/29	800	1,012
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/30	1,500	1,891
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.550%	5/1/22	8,100	8,102
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	15,200	15,222
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	8,600	8,613
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	5,140	6,523
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	4,525	5,742
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/29	2,575	3,260
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/31	23,000	23,671
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	6,150	7,730
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/32	20,345	20,938
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/32	4,035	5,059
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/33	4,475	5,604
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/34	9,350	9,618
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,375	5,466
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/35	11,050	11,364
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/35	3,500	4,366
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/36	5,000	6,223
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/37	5,000	6,210
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.500%	5/1/39	10,000	11,337
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	20,675	23,426
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	10,000	11,331
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	5,905	6,691
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	4,000	4,532
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	7,095	8,039
	Louisiana GO	5.000%	12/1/26	7,870	9,099
	Louisiana GO	5.000%	3/1/29	7,000	9,194
	Louisiana GO	5.000%	5/1/29	14,815	17,311

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana GO	5.000%	3/1/30	9,995	13,432
	Louisiana GO	5.000%	5/1/30	2,950	3,445
	Louisiana GO	5.000%	10/1/30	2,000	2,513
	Louisiana GO	4.000%	10/1/34	10,710	12,638
	Louisiana GO, Prere.	4.000%	5/15/23	16,800	17,970
[2]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	14,620	14,620
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/26	1,300	1,574
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/27	1,250	1,552
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	2,135	2,634
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	3,000	3,413
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	6,500	7,385
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/26	1,700	1,787
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/28	1,875	1,971
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/31	1,420	1,492
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/29	5,900	7,521
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/31	11,040	13,938
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	1,575	1,983
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	1,520	1,909
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/34	2,260	2,831
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	2,505	3,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/36	2,635	3,290
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/37	2,775	3,457
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/38	2,915	3,625
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,500	11,570
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	1,535	1,721
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,140	3,521
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,500	3,924
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	2,550	2,859
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,000	2,033
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,750	1,779
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,250	1,271
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/34	1,000	1,306
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/35	1,250	1,629
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/36	2,190	2,844
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/37	1,000	1,295
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/38	3,000	3,877
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/39	4,000	4,801
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/40	2,000	2,396
	Louisiana Public Facilities Authority College & University Revenue, Prere.	5.250%	10/1/21	4,000	4,033
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,785	3,461
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,470	1,873
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,020	8,120
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	8,390	9,688
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/36	5,000	6,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/37	6,700	8,279
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/38	4,040	4,983
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	15,000	17,461
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	434
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	525	593
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	880	1,030
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,045	1,212
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	6,000	7,023
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	45	53
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	50	59
[4]	Louisiana Public Facilities Authority Lease Revenue	5.000%	6/1/36	2,300	2,675
	Louisiana Stadium & Exposition District Miscellaneous Revenue	4.000%	7/3/23	1,025	1,084
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/24	3,625	3,947
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/25	5,520	6,005
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/26	5,010	5,446
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/27	3,770	4,098
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	3,850	4,194
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/36	4,235	4,608
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	3,180	3,474
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	1,000	1,093
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	2,765	3,021
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/28	1,825	2,343
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/33	1,000	1,272
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/34	1,280	1,616
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/35	1,480	1,864
	New Orleans LA GO	5.000%	12/1/23	2,250	2,391
	New Orleans LA GO	5.000%	12/1/24	2,500	2,657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Orleans LA GO	5.000%	12/1/25	2,500	2,657
[4]	New Orleans LA GO	5.000%	12/1/26	3,770	4,010
[4]	New Orleans LA GO	5.000%	12/1/27	2,260	2,404
[4]	New Orleans LA GO	5.000%	12/1/28	2,310	2,456
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/26	1,975	2,428
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	1,750	2,209
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,150	1,484
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,000	1,291
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/32	2,435	3,138
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/34	2,175	2,542
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	23,285	23,984
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	18,095	18,789
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	18,185	19,264
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	2,240	2,294
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	1,800	1,868
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	10,825	11,377
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/32	12,365	12,828
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/33	5,000	5,184
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/35	4,500	4,864
					806,965
Maine (0.1%)
	Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/33	1,000	1,118
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/26	365	439
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	432
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/28	360	442
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/29	465	569
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,283
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	750	983
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	1,069
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	680	852
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,480	1,965
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	450	613
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	635	794

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,323
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	550	747
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	585	729
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,321
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,310	2,872
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,315
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	500	675
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,250	2,794
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,313
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	815	983
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	350	433
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,315	4,105
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,150	1,383
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,365	4,157
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,500	1,800
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	350	430
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,470	3,046
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	2,394
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,690	2,019
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	300	367
	Maine Municipal Bond Bank Ad Valorem Property Tax Revenue	5.000%	11/1/25	2,665	3,193

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/27	420	529
Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/28	420	541
Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/29	1,000	1,318
Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/30	1,400	1,877
Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/31	1,500	2,002
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/26	1,045	1,284
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	1,320	1,614
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	2,210	2,695
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	2,010	2,443
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,890	2,293
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/25	3,560	4,113
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/26	2,000	2,306
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/27	2,215	2,548
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/32	3,260	3,944
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/33	2,920	3,522
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/36	5,630	7,369
Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/33	700	966
Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/34	1,300	1,645
Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/35	2,370	2,734
Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/36	1,000	1,257
Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/37	1,495	1,701
Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/39	1,100	1,367
Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/40	1,345	1,513
Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/41	1,925	2,159
Maine Turnpike Authority Highway Revenue	5.000%	7/1/30	2,050	2,602
Maine Turnpike Authority Highway Revenue	5.000%	7/1/31	1,825	2,308
Maine Turnpike Authority Highway Revenue	5.000%	7/1/33	1,460	1,837
Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,750	2,196
Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,000	1,325
Maine Turnpike Authority Highway Revenue	5.000%	7/1/35	1,020	1,349
Maine Turnpike Authority Highway Revenue	5.000%	7/1/36	1,525	2,011
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/30	425	552
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/31	370	478
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/32	810	1,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/33	695	892
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/34	620	793
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/35	1,000	1,180
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/37	1,055	1,232
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,170	1,364
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/40	1,850	2,148
					125,007
Maryland (2.7%)
	Anne Arundel County MD GO	5.000%	10/1/21	4,715	4,753
	Anne Arundel County MD GO	5.000%	10/1/21	2,125	2,142
	Anne Arundel County MD GO	5.000%	10/1/22	3,615	3,822
	Anne Arundel County MD GO	5.000%	10/1/22	2,125	2,247
	Anne Arundel County MD GO	5.000%	10/1/22	2,370	2,506
	Anne Arundel County MD GO	5.000%	4/1/23	4,000	4,328
	Anne Arundel County MD GO	5.000%	10/1/23	3,615	3,999
	Anne Arundel County MD GO	5.000%	10/1/23	2,125	2,351
	Anne Arundel County MD GO	5.000%	10/1/23	2,370	2,622
	Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,441
	Anne Arundel County MD GO	5.000%	10/1/23	1,150	1,272
	Anne Arundel County MD GO	5.000%	4/1/25	11,690	13,729
	Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,713
	Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,737
	Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,712
	Anne Arundel County MD GO	5.000%	4/1/30	11,710	15,822
	Anne Arundel County MD GO	5.000%	4/1/32	1,755	2,044
	Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,269
	Baltimore County MD GO	5.000%	8/1/21	2,600	2,600
	Baltimore County MD GO	5.000%	8/1/21	5,800	5,800
	Baltimore County MD GO	5.000%	8/1/21	5,000	5,000
	Baltimore County MD GO	5.000%	8/1/21	6,705	6,705
	Baltimore County MD GO	5.000%	2/1/22	3,000	3,074
	Baltimore County MD GO	5.000%	3/1/24	8,780	9,886
	Baltimore County MD GO	5.000%	3/1/24	835	940
	Baltimore County MD GO	5.000%	3/1/25	480	562
	Baltimore County MD GO	5.000%	3/1/25	1,075	1,259
	Baltimore County MD GO	5.000%	3/1/26	9,790	11,874
	Baltimore County MD GO	5.000%	3/1/26	400	485
	Baltimore County MD GO	5.000%	8/1/26	7,620	9,025
	Baltimore County MD GO	5.000%	3/1/27	8,130	10,175
	Baltimore County MD GO	4.000%	3/1/30	4,000	4,731
	Baltimore County MD GO	5.000%	3/1/32	7,090	8,976
	Baltimore County MD GO	4.000%	3/1/33	7,115	8,711
	Baltimore County MD GO	5.000%	3/1/33	3,480	4,757
	Baltimore County MD GO	5.000%	8/1/33	5,270	5,992
	Baltimore County MD GO	4.000%	3/1/34	7,470	9,120
	Baltimore County MD GO	5.000%	3/1/34	4,145	5,647
	Baltimore County MD GO	5.000%	3/1/34	7,865	10,714
	Baltimore County MD GO	4.000%	3/1/35	7,845	9,571
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/28	190	202
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/29	215	230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/29	300	306
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/30	200	213
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/31	200	213
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/32	255	269
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/33	265	280
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/34	290	306
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/34	600	609
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/35	300	316
	Charles County MD GO	5.000%	10/1/27	4,155	5,289
	Frederick County MD GO	5.000%	2/1/23	4,505	4,836
	Frederick County MD Tax Allocation Revenue	3.250%	7/1/29	895	959
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/27	2,000	2,274
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/28	2,000	2,267
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/33	5,000	5,621
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/36	2,000	2,241
	Harford County MD GO	5.000%	2/1/23	2,545	2,732
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	1,000	1,004
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	4,855	4,883
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/22	13,605	13,965
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/26	5,320	6,443
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/32	4,775	5,404
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/33	4,925	5,547
	Howard County MD (Consolidated Public Improvement Project) GO, Prere.	5.000%	8/15/21	1,820	1,823
	Howard County MD GO	5.000%	8/15/21	14,440	14,464
	Howard County MD GO	5.000%	2/15/25	1,050	1,228
	Howard County MD GO	5.000%	2/15/27	20,180	25,222
	Howard County MD GO	5.000%	2/15/29	3,220	3,991
	Howard County MD GO (Public Improvement Project)	5.000%	8/15/26	4,805	5,916
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	1,815	2,012
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/1/23	13,000	13,167
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	10,000	11,527
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	1,015	1,109

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	8,700	9,770
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	5,000	6,535
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/28	17,390	18,986
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/29	14,790	15,658
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	5,045	6,332
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	32,400	36,649
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	26,890	32,751
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	27,000	29,451
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	31,000	34,871
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,403
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,666
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,526
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	2,320
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,556
Maryland GO	4.000%	8/1/21	31,940	31,940
Maryland GO	5.000%	8/1/21	16,490	16,490
Maryland GO	5.000%	8/1/21	33,110	33,110
Maryland GO	5.000%	3/1/22	32,550	33,484
Maryland GO	5.000%	3/15/22	5,415	5,581
Maryland GO	5.000%	3/15/22	26,755	27,574
Maryland GO	5.000%	8/1/22	71,720	75,259
Maryland GO	5.000%	8/1/22	29,215	30,656
Maryland GO	5.000%	3/15/23	28,000	30,241
Maryland GO	5.000%	6/1/23	1,115	1,216
Maryland GO	4.000%	8/1/23	37,875	40,847
Maryland GO	5.000%	8/1/23	82,005	90,074
Maryland GO	5.000%	8/1/23	14,915	16,383
Maryland GO	5.000%	8/1/23	24,000	26,361
Maryland GO	5.000%	3/15/24	29,500	33,269
Maryland GO	5.000%	8/1/24	21,550	24,687
Maryland GO	5.000%	8/1/24	3,015	3,454
Maryland GO	5.000%	3/1/25	1,630	1,909
Maryland GO	5.000%	8/1/25	6,805	8,092
Maryland GO	5.000%	3/1/26	4,380	5,313
Maryland GO	5.000%	3/15/26	27,500	33,398
Maryland GO	3.000%	8/1/26	50,275	56,687
Maryland GO	4.000%	8/1/26	28,000	30,200
Maryland GO	5.000%	8/1/26	42,820	52,653
Maryland GO	5.000%	8/1/26	4,670	5,742
Maryland GO	5.000%	3/15/27	14,105	17,674
Maryland GO	5.000%	3/15/27	25,290	31,689

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland GO	4.000%	3/1/28	40,310	41,198
	Maryland GO	4.000%	6/1/28	4,010	4,425
	Maryland GO	4.000%	3/1/29	40,985	41,865
	Maryland GO	4.000%	6/1/29	68,270	75,323
	Maryland GO	5.000%	3/1/30	20,000	26,995
	Maryland GO	4.000%	6/1/30	68,035	74,847
	Maryland GO	3.250%	8/1/30	9,000	9,513
	Maryland GO	5.000%	3/15/31	4,855	6,526
	Maryland GO	5.000%	8/1/31	5,000	6,421
	Maryland GO	3.500%	3/15/32	10,000	11,571
	Maryland GO	5.000%	8/1/35	21,505	28,866
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	6/1/29	1,000	1,039
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/30	350	459
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/32	400	532
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/34	350	425
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/36	425	513
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/38	500	601
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/39	475	570
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/41	650	775
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.010%	8/5/21	6,700	6,700
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	370	373
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	330	345
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	940
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	230	248
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	70	78
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	275	305
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	210	239
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	235	273

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,597
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/28	5,685	7,119
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,420	1,816
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	565	700
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	160	192
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/29	2,250	2,802
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,500	1,961
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	425	524
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	285	346
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/30	2,180	2,701
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	850	1,041
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,470	3,283
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	5,615	6,154
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	1,950	2,583
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,218
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	6,650	7,284
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,000	1,149
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,473
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,835	2,416
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,981
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,500	3,284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,445	1,785
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	3,275	3,951
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	745	864
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,400	2,889
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,540	4,251
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	3,180	3,812
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	700	835
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,500	4,266
[2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/5/21	8,285	8,285
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/32	5,595	6,461
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/33	3,500	4,026
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/34	9,000	9,208
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/35	8,000	8,139
	Maryland State Transportation Authority Highway Revenue	2.125%	7/1/36	10,000	10,243
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	7,975	8,907
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/37	4,375	5,464
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/38	2,250	2,506
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	200	249
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	4,750	5,265
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/23	12,970	13,977
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	14,000	15,705
	Montgomery County MD CP	1.000%	8/10/21	29,000	29,000
	Montgomery County MD GO	5.000%	11/1/22	13,750	14,596
	Montgomery County MD GO	5.000%	11/1/22	39,265	41,682
	Montgomery County MD GO	5.000%	11/1/22	14,000	14,862
	Montgomery County MD GO	5.000%	11/1/23	14,750	16,377
	Montgomery County MD GO	5.000%	11/1/23	18,000	19,985
	Montgomery County MD GO	5.000%	11/1/24	15,390	17,798
	Montgomery County MD GO	5.000%	11/1/24	10,000	11,565
	Montgomery County MD GO	5.000%	11/1/26	8,730	10,820

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County MD GO	5.000%	11/1/26	8,300	9,592
Montgomery County MD GO	4.000%	11/1/27	5,095	6,185
Montgomery County MD GO	4.000%	12/1/30	14,000	15,590
Montgomery County MD GO	4.000%	11/1/31	15,235	18,978
Montgomery County MD GO, Prere.	4.000%	11/1/24	14,000	15,734
Montgomery County MD GO, Prere.	5.000%	11/1/24	2,000	2,312
Prince George's County MD GO	5.000%	8/1/21	13,745	13,745
Prince George's County MD GO	5.000%	9/15/21	4,975	5,004
Prince George's County MD GO	5.000%	7/15/22	12,000	12,566
Prince George's County MD GO	5.000%	7/1/23	5,000	5,473
Prince George's County MD GO	5.000%	9/1/23	10,865	11,977
Prince George's County MD GO	5.000%	7/15/26	22,685	27,854
Prince George's County MD GO	5.000%	7/15/26	11,715	14,385
Prince George's County MD GO	4.000%	9/1/26	2,000	2,230
Prince George's County MD GO	4.000%	7/1/28	6,995	8,154
Prince George's County MD GO	4.000%	7/15/30	7,500	9,121
Prince George's County MD GO	3.000%	7/15/33	14,000	15,992
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,030	1,117
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,185	3,442
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	965	1,073
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	770	856
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,100	1,212
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	500	549
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	800	876
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	535	583
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	750	817
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,000	1,086
State of Maryland GO	5.000%	3/15/32	14,035	18,814
University System of Maryland College & University Revenue	4.000%	4/1/24	10,930	12,040
University System of Maryland College & University Revenue	5.000%	4/1/24	4,390	4,952
University System of Maryland College & University Revenue	4.000%	4/1/25	8,000	9,094
University System of Maryland College & University Revenue	5.000%	4/1/25	5,260	6,173
University System of Maryland College & University Revenue	5.000%	4/1/26	11,385	13,806
University System of Maryland College & University Revenue	4.000%	4/1/29	6,100	7,175
University System of Maryland College & University Revenue	4.000%	4/1/30	6,345	7,422
University System of Maryland College & University Revenue	4.000%	4/1/31	6,600	7,691
University System of Maryland College & University Revenue	3.000%	4/1/32	5,360	6,036
University System of Maryland College & University Revenue	3.125%	4/1/33	5,520	6,230
Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/25	9,870	11,666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/26	9,230	11,288
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/26	10,565	12,937
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/31	8,185	9,012
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/31	5,190	6,165
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/32	8,515	9,377
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/33	14,315	16,989
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/36	3,200	3,882
					2,409,052
Massachusetts (2.5%)
[2,5]	Billerica MA GO TOB VRDO	0.040%	8/2/21	1,890	1,890
	Boston MA GO	5.000%	4/1/23	1,425	1,542
	Boston MA GO	5.000%	3/1/38	5,475	7,027
	Brookline MA GO	4.000%	2/15/26	1,000	1,166
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	980	1,121
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,000	1,118
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/22	10,030	10,460
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	20,110	22,875
[8]	Commonwealth of Massachusetts GO	5.250%	8/1/21	4,445	4,445
	Commonwealth of Massachusetts GO	5.250%	8/1/21	20,900	20,900
	Commonwealth of Massachusetts GO	5.000%	8/1/22	14,000	14,688
[8]	Commonwealth of Massachusetts GO	5.500%	12/1/23	5,075	5,711
	Commonwealth of Massachusetts GO	5.000%	7/1/24	3,725	4,249
	Commonwealth of Massachusetts GO	5.000%	7/1/24	9,715	11,083
	Commonwealth of Massachusetts GO	5.000%	8/1/24	55,070	63,033
	Commonwealth of Massachusetts GO	5.000%	12/1/24	3,055	3,542
	Commonwealth of Massachusetts GO	5.000%	7/1/25	6,360	7,532
	Commonwealth of Massachusetts GO	5.000%	7/1/25	5,195	6,152
	Commonwealth of Massachusetts GO	5.000%	7/1/25	6,010	7,118
[4]	Commonwealth of Massachusetts GO	5.250%	9/1/25	5,105	6,133
	Commonwealth of Massachusetts GO	5.000%	10/1/25	3,940	4,707
	Commonwealth of Massachusetts GO	5.000%	12/1/25	20,080	24,130
	Commonwealth of Massachusetts GO	5.000%	11/1/26	12,585	15,576
	Commonwealth of Massachusetts GO	5.000%	7/1/27	41,775	50,913
	Commonwealth of Massachusetts GO	5.000%	3/1/28	11,430	14,682
	Commonwealth of Massachusetts GO	5.000%	7/1/28	21,000	25,564
	Commonwealth of Massachusetts GO	5.000%	7/1/28	29,520	38,246
	Commonwealth of Massachusetts GO	5.000%	12/1/28	4,155	5,137
	Commonwealth of Massachusetts GO	5.000%	5/1/29	6,000	6,506
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10,425	12,281
	Commonwealth of Massachusetts GO	5.000%	7/1/29	5,285	6,435
	Commonwealth of Massachusetts GO	5.000%	7/1/30	12,000	14,139
	Commonwealth of Massachusetts GO	4.000%	11/1/30	45,000	47,103
	Commonwealth of Massachusetts GO	5.000%	11/1/30	25,000	31,616
	Commonwealth of Massachusetts GO	5.000%	5/1/31	30,000	32,512
	Commonwealth of Massachusetts GO	5.000%	5/1/31	12,500	14,135
	Commonwealth of Massachusetts GO	5.000%	9/1/31	15,010	20,813

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/32	6,700	8,981
	Commonwealth of Massachusetts GO	5.000%	9/1/32	9,430	13,370
	Commonwealth of Massachusetts GO	5.000%	7/1/33	4,815	6,423
	Commonwealth of Massachusetts GO	5.250%	1/1/34	20,000	26,285
	Commonwealth of Massachusetts GO	5.000%	7/1/34	2,590	3,444
	Commonwealth of Massachusetts GO	5.000%	7/1/35	13,000	15,259
	Commonwealth of Massachusetts GO	3.000%	3/1/36	7,930	9,106
	Commonwealth of Massachusetts GO	5.000%	9/1/36	23,520	30,034
	Commonwealth of Massachusetts GO	5.000%	12/1/36	6,500	7,988
	Commonwealth of Massachusetts GO	2.000%	3/1/37	6,020	6,039
	Commonwealth of Massachusetts GO	3.500%	5/1/37	5,500	5,759
	Commonwealth of Massachusetts GO	5.000%	9/1/37	10,030	12,786
	Commonwealth of Massachusetts GO	5.000%	11/1/37	20,000	25,256
	Commonwealth of Massachusetts GO	5.000%	7/1/38	7,020	9,245
	Commonwealth of Massachusetts GO	3.000%	11/1/38	6,000	6,789
	Commonwealth of Massachusetts GO	3.000%	11/1/39	8,505	9,583
	Commonwealth of Massachusetts GO	2.000%	3/1/40	3,055	3,027
	Commonwealth of Massachusetts GO	3.000%	11/1/40	10,840	12,169
	Commonwealth of Massachusetts GO	2.000%	3/1/41	8,280	8,158
	Commonwealth of Massachusetts GO	3.000%	11/1/41	4,050	4,516
	Commonwealth of Massachusetts GO	2.000%	3/1/42	8,815	8,616
	Commonwealth of Massachusetts GO VRDO	0.020%	8/5/21	44,045	44,045
[3]	Commonwealth of Massachusetts GO, 67% of 3M USD LIBOR + 0.550%	0.668%	8/1/21	22,000	22,110
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/26	29,860	36,228
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	11,075	14,262
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/34	7,500	8,886
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	7,500	8,873
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/38	10,000	11,759
	Marblehead MA GO	2.000%	7/15/41	1,255	1,238
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	35,035	42,850
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	11,000	13,394
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	20,000	28,668
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	2,805	3,848
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	6,835
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	31,530	46,835
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	4,000	5,449
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	12,770	15,973
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	2,730	3,467
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	8,750	10,910
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,675	4,557
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,015	6,218

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,795	7,342
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	10,890	13,544
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	6,199
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	6,323
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	3,955	4,906
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	5,000	6,199
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	8,760	11,058
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,750	8,355
Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	12/1/21	78,960	79,986
Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/36	1,995	2,604
Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/23	6,580	7,226
Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	7,780	8,907
Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/21	5,000	5,000
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/22	775	794
Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/22	590	619
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,285	1,495
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	7,130	7,989
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/28	3,320	3,720
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/23	960	1,055
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/24	700	799
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	945
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/28	1,325	1,678
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/28	10,000	13,165
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,275	1,570
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	1,460	1,818
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	3,000	3,606
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	2,000	2,461
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	1,285	1,539
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	2,145	2,613
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,669

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	10,000	15,099
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	2,100	2,308
[2,5]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	0.090%	8/5/21	11,630	11,630
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.000%	10/1/21	3,110	3,135
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.000%	10/1/21	1,200	1,210
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,770	1,784
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,125	2,142
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,230	1,336
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	2,235	2,253
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,241
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,310	1,473
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,500	1,512
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,015	1,185
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,770	3,216
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,600	1,613
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,204
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	546
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,215	1,225
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,065	6,378
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	1,310	1,428
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,230	1,240
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	8,020	10,217
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,010	6,061
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	345	425
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,730
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,300	4,208
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	175	227
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	645	809
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	530	695
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	200	265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	675	859
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	650	870
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,365	1,723
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	700	894
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	520	693
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,760	4,440
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,250	1,607
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	310	417
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	815	1,037
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	17,575	19,962
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	475	631
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,660	2,084
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,360	1,743
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	325	435
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	575	761
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	3,407
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,490	4,105
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,355	5,454
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,278
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	295	394
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	600	792
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,835	2,295
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	6,879
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,250	1,595
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	205	273
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	5,240	6,336
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	5,000	6,240
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,020	1,295
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,700	7,097
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	2,200	2,414

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,000	6,214
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	260	343
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,500	3,114
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	270	356
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,255	1,521
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	2,365	2,845
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	2,485	2,967
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	2,000	2,369
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,860	2,199
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	5,000	5,858
Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/30	5,000	6,771
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	3,730	4,073
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/31	3,000	3,398
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/32	3,500	3,966
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,005	4,539
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,470	1,666
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,833
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	3,905	5,037
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,770	6,137
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,860	3,672
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,560	3,280
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	8,345	8,720
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/21	2,400	2,404
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	16,475	17,300
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/25	9,140	10,876
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	6,795	8,068
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	9,010	10,686
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	9,765	11,559
Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	13,100	14,853
Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	38,685	45,017

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	20,255	24,732
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	9,580	11,694
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/35	9,500	10,611
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	8,000	9,331
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/36	11,000	12,273
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/37	2,700	3,011
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	55,920	66,022
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	10,645	13,006
	Massachusetts School Building Authority Sales Tax Revenue, ETM	5.000%	8/15/21	285	285
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	2,300	2,417
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	37,750	39,672
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	10,550	11,087
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	3,535	3,713
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,110	1,166
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	190	199
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	5,410	5,685
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	4,810	5,055
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	6,400	6,960
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	7,610	8,276
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	4.750%	8/15/25	4,815	5,661
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	5,000	5,950
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	4,000	4,760
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	9,830	11,655
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	14,175	16,838
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/33	3,490	4,165
[10]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/33	2,225	3,129
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	3,715	4,422
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/35	3,865	4,593
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/39	1,145	1,139
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,440	1,492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	685	710
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,030	1,068
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,465	1,519
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	4,135	4,287
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	5,010	5,195
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/24	1,985	2,249
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	5,630	6,782
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	13,605	14,534
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/30	5,225	7,222
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	6,800	8,263
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	7,985	12,583
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/38	7,000	7,705
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/39	7,000	7,704
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	7,000	7,705
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	11,875	14,403
[2]	Massachusetts Water Resources Authority Water Revenue VRDO	0.010%	8/4/21	13,200	13,200
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	2,350	2,350
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	2,000	2,000
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	5,000	5,000
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	5,000	5,000
	Natick MA GO	4.000%	7/15/36	5,130	6,041
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/32	2,500	3,412
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,540	1,996
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	500	677
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	3,050	3,616
					2,174,368
Michigan (2.7%)
[14]	Battle Creek MI School District GO	5.000%	5/1/24	1,000	1,131
[14]	Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,800
[14]	Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,671
	Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,067
	Birmingham MI City School District GO	4.000%	5/1/25	1,490	1,590
[14]	Brighton MI Area School District GO	5.000%	5/1/28	4,000	5,145
[14]	Chippewa Valley Schools GO	5.000%	5/1/25	755	888
[14]	Chippewa Valley Schools GO	5.000%	5/1/32	1,005	1,198
[14]	Chippewa Valley Schools GO	5.000%	5/1/33	1,725	2,243
[14]	Chippewa Valley Schools GO	5.000%	5/1/34	2,850	3,691
[14]	Chippewa Valley Schools GO	5.000%	5/1/34	1,080	1,284
[14]	Chippewa Valley Schools GO	5.000%	5/1/35	2,850	3,674
[14]	Chippewa Valley Schools GO	5.000%	5/1/35	800	949
[14]	Chippewa Valley Schools GO	5.000%	5/1/36	3,325	4,275
[14]	Chippewa Valley Schools GO	5.000%	5/1/37	3,475	4,451
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,755	4,163
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,700	4,102
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,635	4,030
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	4,000	4,435
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,165	3,509
[4,14]	Detroit City School District GO	5.250%	5/1/27	1,210	1,531
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/32	2,770	3,112
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/34	5,630	6,323
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/35	3,500	3,928
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/38	2,800	3,140
	Detroit MI Sewage Disposal System Sewer Revenue	5.000%	7/1/23	7,000	7,312
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.000%	7/1/22	14,000	14,630
[4]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/21	1,100	1,108
[4]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/22	1,000	1,053
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/26	1,130	1,344
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/28	1,000	1,245
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/30	1,895	2,416
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/32	2,315	2,929
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/35	1,310	1,645
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/37	1,610	2,011
[14]	East Lansing School District GO	5.000%	5/1/28	695	870
[14]	East Lansing School District GO	5.000%	5/1/29	500	623
[14]	East Lansing School District GO	5.000%	5/1/30	615	764
[14]	East Lansing School District GO	5.000%	5/1/31	1,955	2,421
[14]	East Lansing School District GO	5.000%	5/1/33	755	932
[14]	East Lansing School District GO	5.000%	5/1/34	1,540	1,899
[14]	East Lansing School District GO	5.000%	5/1/36	1,125	1,381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	1,510	1,812
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/30	1,250	1,524
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/31	1,000	1,214
[4]	Grand Rapids Public Schools GO	5.000%	5/1/26	3,105	3,769
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	1,750	2,132
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	3,070	3,740
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/27	9,305	11,675
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	23,065	29,703
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/29	28,045	36,841
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/34	2,585	3,267
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/35	2,720	3,431
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/36	2,350	2,957
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	1,495	1,878
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,645	3,313
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/25	4,800	5,658
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	17,025	20,665
[4]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/33	4,750	5,438
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/35	34,580	41,750
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/36	64,250	77,434
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	10,475	12,347
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	4,545	5,512
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	315	384
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	920	1,116
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	5,035	6,284
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	360	452
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	975	1,217
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	14,000	17,092
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	6,500	8,320
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	350	451
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	14,000	18,328
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	500	657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	1,080	1,414
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5,480	6,652
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	1,110	1,488
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	9,210	11,159
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,170	1,570
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,185	1,578
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	835	1,117
[4]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	13,380	15,318
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	750	992
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	1,375	1,805
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	4,000	4,844
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	930	1,222
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	1,440	1,880
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	2,000	2,410
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	500	655
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,515	1,973
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	750	980
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,595	2,071
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,303
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,670	2,163
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,000	1,300
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,755	2,268
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	1,840	2,374
	Grosse Pointe Public School System GO	5.000%	5/1/35	2,110	2,719
	Grosse Pointe Public School System GO	5.000%	5/1/36	1,635	2,099
	Grosse Pointe Public School System GO	5.000%	5/1/37	1,350	1,727
	Grosse Pointe Public School System GO	5.000%	5/1/38	1,300	1,656
	Grosse Pointe Public School System GO	5.000%	5/1/39	1,000	1,270
[14]	Holt Public Schools GO	5.000%	5/1/30	2,640	3,555
[14]	Hudsonville Public Schools GO	5.000%	5/1/33	1,360	1,686
[14]	Hudsonville Public Schools GO	4.000%	5/1/34	1,050	1,291
[14]	Hudsonville Public Schools GO	5.000%	5/1/34	1,120	1,387
[14]	Hudsonville Public Schools GO	4.000%	5/1/35	560	687
[14]	Hudsonville Public Schools GO	5.000%	5/1/35	1,000	1,236
[14]	Hudsonville Public Schools GO	4.000%	5/1/36	1,180	1,443
[14]	Hudsonville Public Schools GO	5.000%	5/1/36	1,000	1,234
[14]	Hudsonville Public Schools GO	4.000%	5/1/37	1,460	1,780
[14]	Hudsonville Public Schools GO	5.000%	5/1/37	1,015	1,250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Hudsonville Public Schools GO	4.000%	5/1/39	1,065	1,293
[14]	Hudsonville Public Schools GO	4.000%	5/1/40	1,300	1,575
	Ingham County Building Authority Lease Revenue	3.000%	5/1/33	3,800	4,244
	Ingham County Building Authority Lease Revenue	3.000%	5/1/36	4,150	4,588
	Ingham County Building Authority Lease Revenue	3.000%	5/1/37	4,275	4,713
	Ingham County Building Authority Lease Revenue	3.000%	5/1/38	4,400	4,839
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	400	401
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,920	2,325
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,670	5,646
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/22	1,025	1,085
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	1,185	1,308
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	3,250	3,596
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	1,000	1,180
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/27	1,120	1,396
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/29	5,325	5,913
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/30	1,750	1,943
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,020	1,277
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/31	4,750	5,274
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/32	5,000	5,552
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/33	2,140	2,668
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/34	1,500	1,666
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/35	8,730	9,693
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/37	1,145	1,419
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	2,200	2,707
[14]	Lake Orion Community School District GO	5.000%	5/1/33	3,800	4,958
[14]	Lake Orion Community School District GO	5.000%	5/1/34	2,400	3,123
[14]	Lake Orion Community School District GO	5.000%	5/1/35	4,280	5,555
[14]	Lake Orion Community School District GO	5.000%	5/1/36	3,800	4,912
[14]	Lake Orion Community School District GO	5.000%	5/1/37	4,025	5,183
[4,14]	Lincoln Consolidated School District GO	5.000%	5/1/25	1,000	1,178
[4,14]	Lincoln Consolidated School District GO	5.000%	5/1/26	1,265	1,543
	Macomb Interceptor Drain Drainage District	5.000%	5/1/27	1,610	2,011
	Macomb Interceptor Drain Drainage District	5.000%	5/1/28	1,430	1,790
	Macomb Interceptor Drain Drainage District	5.000%	5/1/29	1,645	2,051
	Macomb Interceptor Drain Drainage District	5.000%	5/1/30	2,540	3,156
	Macomb Interceptor Drain Drainage District	5.000%	5/1/31	2,030	2,513
	Macomb Interceptor Drain Drainage District	5.000%	5/1/33	2,215	2,744
	Macomb Interceptor Drain Drainage District	5.000%	5/1/34	1,835	2,272
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/32	1,145	1,387
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/33	1,010	1,223
[14]	Marysville Public Schools District GO	5.000%	5/1/29	2,290	2,775
[14]	Marysville Public Schools District GO	5.000%	5/1/32	3,010	3,632
[14]	Marysville Public Schools District GO	5.000%	5/1/33	3,285	3,958
	Michigan (Environmental Program) GO	5.000%	12/1/25	7,835	9,408
	Michigan (Environmental Program) GO	5.000%	12/1/26	2,285	2,748
	Michigan (Environmental Program) GO	4.000%	5/1/28	9,000	10,459
	Michigan (Environmental Program) GO	5.000%	12/1/28	1,590	1,905
	Michigan (Environmental Program) GO	3.000%	5/15/39	2,500	2,835
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	5,105	5,499
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	12,900	15,621

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Appropriations Revenue GAN	5.000%	3/15/27	4,555	5,690
Michigan Finance Authority College & University Revenue	4.000%	9/1/30	725	881
Michigan Finance Authority College & University Revenue	4.000%	9/1/31	660	812
Michigan Finance Authority College & University Revenue	5.000%	9/1/32	690	910
Michigan Finance Authority College & University Revenue	5.000%	9/1/33	725	953
Michigan Finance Authority College & University Revenue	5.000%	9/1/34	1,140	1,493
Michigan Finance Authority College & University Revenue	5.000%	9/1/36	1,010	1,317
Michigan Finance Authority College & University Revenue	5.000%	9/1/37	1,200	1,560
Michigan Finance Authority College & University Revenue	4.000%	9/1/39	1,045	1,240
Michigan Finance Authority College & University Revenue	4.000%	9/1/40	1,100	1,302
Michigan Finance Authority College & University Revenue	4.000%	9/1/41	1,120	1,322
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/28	1,020	1,310
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/31	1,300	1,653
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/35	1,530	1,812
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/37	1,655	1,952
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/38	1,000	1,261
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/29	415	530
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/30	425	546
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/31	910	1,083
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/32	950	1,127
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/33	990	1,171
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/34	1,000	1,179
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/35	400	471
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/36	565	664

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/37	640	750
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/38	660	771
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/39	645	752
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,000	2,172
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	840	892
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,015	1,146
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	7,000	7,996
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	465	494
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,310	1,511
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,395	2,764
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	4,765	5,518
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,680	1,969
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,000	3,424
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,190	1,263
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,750	4,410
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,585	4,303
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,168
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	400	424
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,926
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	3,095	3,833
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	870	1,015
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,800	3,502
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,070	2,632
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,300	1,654
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	1,000	1,165
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,650	7,575
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,375	3,008
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,580	2,060
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,015	1,182

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,880	6,079
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,650	2,089
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,400	1,843
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,580	3,002
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	11,020	12,535
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,770	4,691
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,655	3,087
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,790	3,464
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	13,580	15,430
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,665	4,460
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	3,345	4,353
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,040	6,104
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	7,000	8,506
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,870	9,522
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,145	6,467
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	2,245	2,906
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	10,000	12,176
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	8,215	10,299
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,395	6,963
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,190	3,838
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,500	1,585
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,310	3,881
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	6,020	7,750
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,000	14,527
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	10,255	13,174
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	12,000	15,382
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	8,295	10,767
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	3,520	4,237
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	5,000	6,464
Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	0.870%	12/1/24	39,500	40,047
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.920%	12/1/25	13,000	13,230
[2,5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.140%	8/5/21	6,060	6,060
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	12,500	13,011
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	30,000	31,226
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	10,000	10,409
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	15,995	16,649
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,355	1,541
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,000	2,274
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,000	3,411
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	5,000	5,686
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	5,000	5,686
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	2,000	2,114
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/24	2,010	2,220
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/26	3,300	3,787
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/27	3,375	3,865
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/29	4,360	4,993
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/30	5,240	6,000
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/32	2,500	2,863
	Michigan Finance Authority Lease Revenue	5.000%	4/1/24	5,400	6,059
	Michigan Finance Authority Lease Revenue	5.000%	4/1/25	3,160	3,686
	Michigan Finance Authority Lease Revenue	5.000%	4/1/26	1,320	1,588
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	2,310	2,835
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	1,320	1,666
	Michigan Finance Authority Lease Revenue	5.000%	11/1/30	2,200	2,852
	Michigan Finance Authority Lease Revenue	5.000%	11/1/31	1,020	1,316
	Michigan Finance Authority Lease Revenue	5.000%	11/1/32	1,225	1,576
	Michigan Finance Authority Lease Revenue	4.000%	11/1/33	2,030	2,487
	Michigan Finance Authority Lease Revenue	5.000%	11/1/33	1,095	1,402
	Michigan Finance Authority Lease Revenue	4.000%	11/1/34	2,125	2,592
	Michigan Finance Authority Lease Revenue	5.000%	11/1/34	1,440	1,839
	Michigan Finance Authority Lease Revenue	4.000%	11/1/35	2,005	2,438
	Michigan Finance Authority Lease Revenue	5.000%	11/1/35	1,525	1,943
	Michigan Finance Authority Lease Revenue	5.000%	11/1/36	2,045	2,601
	Michigan Finance Authority Lease Revenue	5.000%	11/1/37	2,515	3,192
	Michigan Finance Authority Lease Revenue	5.000%	11/1/38	2,110	2,673
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	24,000	25,063
[7]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	1,210	1,263
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/23	19,000	20,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	15,150	17,188
[7]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	1,840	2,088
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	2,950	3,366
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	12,235	13,961
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/27	10,000	11,411
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	7,025	8,005
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	20,250	22,917
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/26	1,500	1,770
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	1,350	1,590
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	1,000	1,175
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/32	3,120	3,650
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	3,500	4,088
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,000	5,832
[4]	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	3,500	4,085
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	700	722
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	670	758
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	606
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,375	1,759
	Michigan Finance Authority Tobacco Settlement Funded Revenue	1.250%	6/1/30	450	453
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,650	3,538
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,305	4,432
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,000	4,008
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,350	2,918
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,770	3,427
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	4,215	5,197
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,630	3,228
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,355	6,549
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,750	2,131
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	5,245	6,484
	Michigan Finance Authority Water Revenue	4.000%	10/1/30	7,540	8,836
	Michigan Finance Authority Water Revenue	5.000%	10/1/31	3,265	4,244
	Michigan Finance Authority Water Revenue	4.000%	10/1/32	3,535	4,131
	Michigan Finance Authority Water Revenue	5.000%	10/1/36	5,540	7,118
	Michigan Finance Authority Water Revenue	5.000%	10/1/37	7,005	8,974
[4]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	5,000	5,705
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	16,500	18,699
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	15,000	16,999

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	700	821
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	10,000	11,330
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	2,500	2,929
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	7,500	8,492
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	1,000	1,170
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/33	850	993
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,262
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	3,000	3,499
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	6,040	7,045
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/35	1,350	1,574
Michigan Finance Authority Water Revenue, Prere.	5.000%	10/1/22	1,500	1,586
Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/36	4,475	5,830
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/25	2,565	3,013
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/27	1,565	1,930
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/28	2,240	2,743
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	10,115	12,292
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	5,475	6,432
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/26	6,520	7,798
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	8,135	9,718
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	26,630	31,737
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	9,625	10,587
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	14,460	17,193
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	3,545	4,207
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/31	10,415	12,355
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	24,205	28,691
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/32	4,660	5,519
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	12,000	14,202
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	4,000	4,730
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/35	13,405	15,841
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	6,675	7,869

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/21	2,500	2,525
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/21	3,020	3,050
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/21	5,920	5,979
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	660	788
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	495	591
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	3,035	3,626
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,100	2,521
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,160	2,675
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	2,000	2,079
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,490	3,167
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,600	2,702
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,290	2,900
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,410	1,786
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,865	2,359
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	3,035	3,830
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	18,470	21,507
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,355	1,708
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	16,910	19,677
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/27	165	209
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/47	5,865	6,274
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	4,845	5,378
Michigan State University College & University Revenue	5.000%	8/15/23	1,000	1,099
Michigan State University College & University Revenue	4.000%	2/15/27	5,400	6,431
Michigan State University College & University Revenue	5.000%	2/15/29	1,215	1,590
Michigan State University College & University Revenue	5.000%	2/15/30	900	1,170
Michigan State University College & University Revenue	5.000%	2/15/31	1,450	1,875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State University College & University Revenue	5.000%	2/15/32	1,380	1,779
	Michigan State University College & University Revenue	5.000%	2/15/33	1,940	2,494
	Michigan State University College & University Revenue	5.000%	2/15/34	2,320	2,975
	Michigan State University College & University Revenue	5.000%	2/15/35	1,300	1,663
	Michigan State University College & University Revenue	5.000%	2/15/36	1,860	2,373
	Michigan State University College & University Revenue	4.000%	2/15/37	1,750	2,082
	Michigan State University College & University Revenue	4.000%	2/15/38	1,000	1,199
	Michigan State University College & University Revenue	4.000%	2/15/39	5,140	6,150
	Michigan State University College & University Revenue	5.000%	8/15/40	1,300	1,511
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/23	1,250	1,347
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/24	1,715	1,925
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/25	1,250	1,400
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/26	2,030	2,267
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/27	1,700	1,897
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/28	1,250	1,395
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/29	3,000	3,346
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/30	1,480	1,760
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/34	2,170	2,573
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/35	1,370	1,622
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	36,395	45,420
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	28,415	35,376
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	41,390	51,196
[14]	Milan Area Schools GO	5.000%	5/1/27	1,055	1,304
[14]	Milan Area Schools GO	5.000%	5/1/28	1,100	1,394
[14]	Milan Area Schools GO	5.000%	5/1/29	1,155	1,497
[14]	Milan Area Schools GO	5.000%	5/1/30	1,210	1,582
[14]	Milan Area Schools GO	5.000%	5/1/32	1,670	2,165
[14]	Milan Area Schools GO	5.000%	5/1/34	1,940	2,496
[7]	Monroe County Economic Development Corp. Electric Power & Light Revenue	6.950%	9/1/22	27,150	29,110
	Oakland University College & University Revenue	5.000%	3/1/24	540	605
	Oakland University College & University Revenue	5.000%	3/1/25	540	628
	Oakland University College & University Revenue	5.000%	3/1/26	500	601
	Oakland University College & University Revenue	5.000%	3/1/27	785	940
	Oakland University College & University Revenue	5.000%	3/1/28	1,250	1,490
	Oakland University College & University Revenue	5.000%	3/1/29	1,735	2,063

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oakland University College & University Revenue	5.000%	3/1/31	2,350	2,778
	Oakland University College & University Revenue	5.000%	3/1/32	3,140	3,695
	Oakland University College & University Revenue	5.000%	3/1/33	1,775	2,088
	Oakland University College & University Revenue	5.000%	3/1/34	3,745	4,406
	Oakland University College & University Revenue	5.000%	3/1/35	2,205	2,593
	Oakland University College & University Revenue	5.000%	3/1/36	2,025	2,377
	Portage Public Schools GO	4.000%	11/1/32	3,195	3,864
	Portage Public Schools GO	4.000%	11/1/33	1,465	1,767
	Portage Public Schools GO	5.000%	11/1/33	2,130	2,563
	Portage Public Schools GO	4.000%	11/1/34	3,725	4,481
	Portage Public Schools GO	5.000%	11/1/35	1,300	1,560
	Portage Public Schools GO	5.000%	11/1/36	1,535	1,838
	Portage Public Schools GO	4.000%	11/1/37	1,900	2,275
	Rochester Community School District GO	3.000%	5/1/33	2,090	2,350
[14]	Rockford Public Schools GO	5.000%	5/1/32	2,000	2,413
[14]	Rockford Public Schools GO	5.000%	5/1/33	2,470	2,976
[14]	Romeo Community School District GO	5.000%	5/1/32	1,290	1,556
[14]	Romeo Community School District GO	5.000%	5/1/33	1,350	1,627
[14]	Romeo Community School District GO	5.000%	5/1/34	1,425	1,714
[14]	Romeo Community School District GO	5.000%	5/1/35	1,000	1,200
[14]	Roseville Community Schools GO	5.000%	5/1/34	4,000	4,660
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,540	2,672
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,180	2,398
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,245	2,519
[14]	Saginaw City School District GO	4.000%	5/1/36	700	873
[14]	Saginaw City School District GO	4.000%	5/1/40	3,260	3,980
[14]	Saginaw City School District GO	4.000%	5/1/41	1,130	1,376
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,250	1,587
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,020	1,321
	Southfield MI GO	3.000%	5/1/33	2,630	2,974
	University of Michigan College & University Revenue	5.000%	4/1/31	1,090	1,427
	University of Michigan College & University Revenue	5.000%	4/1/32	2,145	2,799
	University of Michigan College & University Revenue	5.000%	4/1/33	2,835	3,496
	University of Michigan College & University Revenue	5.000%	4/1/34	3,495	4,301
	University of Michigan College & University Revenue	5.000%	4/1/35	3,360	4,129
	University of Michigan College & University Revenue	5.000%	4/1/36	4,030	4,946
	University of Michigan College & University Revenue	5.000%	4/1/37	5,090	6,248
	University of Michigan College & University Revenue VRDO	0.020%	8/2/21	2,600	2,600
	University of Michigan College & University Revenue VRDO	0.020%	8/5/21	12,990	12,990
[14]	Van Buren MI Public Schools GO	5.000%	11/1/31	3,040	3,978

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Warren Consolidated Schools GO	5.000%	5/1/30	2,265	2,749
[14]	Warren Consolidated Schools GO	5.000%	5/1/32	2,485	3,011
[14]	Warren Consolidated Schools GO	5.000%	5/1/32	2,300	2,962
[14]	Warren Consolidated Schools GO	5.000%	5/1/33	1,400	1,798
[14]	Warren Consolidated Schools GO	5.000%	5/1/35	2,600	3,323
[14]	Warren Consolidated Schools GO	5.000%	5/1/37	1,430	1,818
[14]	Warren Consolidated Schools GO	5.000%	5/1/39	1,405	1,779
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,950
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	1,735	2,146
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	2,495	3,086
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	5,655	6,016
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	840	1,068
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	2,395	3,044
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	5,935	6,312
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	670	844
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,720	2,168
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	3,995	4,248
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,525	1,816
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	660	825
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	6,540	6,955
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	830	1,035
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	785	987
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	6,370	6,774
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,310	2,751
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	760	945
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	420	526
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	4,300	4,573
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,925	3,483
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	415	515
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	405	506
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	10,165	12,104
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	455	568
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	3,390	4,032
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	2,600	3,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	780	971
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	3,870	4,597
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	645	802
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	6,085	7,790
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	645	802
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	5,000	6,391
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	900	1,116
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	610	758
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	8,000	10,202
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	6,030	7,675
	Wayne State University College & University Revenue	5.000%	11/15/36	1,700	2,008
	Wayne State University College & University Revenue	5.000%	11/15/37	1,750	2,064
[4]	Western Michigan University College & University Revenue	5.000%	11/15/29	200	264
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/29	400	528
[4]	Western Michigan University College & University Revenue	5.000%	11/15/30	220	296
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/30	400	538
[4]	Western Michigan University College & University Revenue	5.000%	11/15/31	250	338
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/31	500	676
[4]	Western Michigan University College & University Revenue	5.000%	11/15/32	200	270
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/33	590	792
[4]	Western Michigan University College & University Revenue	5.000%	11/15/34	250	335
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/34	600	803
[4]	Western Michigan University College & University Revenue	5.000%	11/15/35	300	401
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/35	600	801
[4]	Western Michigan University College & University Revenue	5.000%	11/15/36	200	266
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/36	700	931
[4]	Western Michigan University College & University Revenue	5.000%	11/15/37	400	531
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/37	600	796
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/38	250	331
[4]	Western Michigan University College & University Revenue	5.000%	11/15/39	405	534

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/39	200	264
[4]	Western Michigan University College & University Revenue	5.000%	11/15/40	500	658
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/40	225	296
[4]	Western Michigan University College & University Revenue	5.000%	11/15/41	400	525
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/29	3,800	4,605
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/30	3,850	4,653
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/31	3,905	4,716
					2,396,927
Minnesota (1.0%)
	Bloomington Independent School District No. 271 GO	5.000%	2/1/22	3,000	3,073
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,200	1,481
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,500	1,645
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	1,500	1,835
	Duluth Independent School District No. 709 COP	5.000%	2/1/22	2,150	2,196
	Hennepin County MN GO	5.000%	12/1/25	3,230	3,881
	Hennepin County MN GO	5.000%	12/1/28	1,945	2,416
	Hennepin County MN GO	5.000%	12/15/30	5,020	6,516
	Hennepin County MN GO	5.000%	12/15/33	9,280	11,993
	Hennepin County MN GO VRDO	0.020%	8/5/21	88,095	88,095
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,165
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,622
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,400	1,729
	Metropolitan Council GO	5.000%	3/1/22	3,415	3,513
	Metropolitan Council GO	4.000%	3/1/26	2,950	3,336
	Metropolitan Council GO	5.000%	12/1/29	30,000	40,272
	Minneapolis MN GO	4.000%	12/1/25	2,325	2,696
	Minneapolis MN GO	3.000%	12/1/32	4,135	4,575
[2]	Minneapolis MN Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	15,000	15,000
[2]	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	6,360	6,360
	Minneapolis Special School District No. 1 COP	5.000%	2/1/22	6,805	6,970
	Minneapolis Special School District No. 1 COP	5.000%	2/1/23	7,550	8,102
	Minneapolis Special School District No. 1 COP	5.000%	2/1/24	8,215	8,809
	Minneapolis Special School District No. 1 COP	5.000%	2/1/25	5,050	5,414
	Minneapolis Special School District No. 1 COP	5.000%	2/1/26	7,000	7,501
	Minneapolis Special School District No. 1 COP	5.000%	2/1/27	10,085	10,792
	Minneapolis Special School District No. 1 COP	5.000%	2/1/28	10,590	11,314
	Minneapolis Special School District No. 1 GO	5.000%	2/1/27	1,750	2,175
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,449
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	11,745	14,433
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	685	842
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	2,335	2,596

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	5,420	6,662
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	590	725
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	2,500	2,779
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	5,340	6,545
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	690	846
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	2,545	2,829
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	555	677
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	3,970	4,833
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	635	773
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	650	791
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	910	1,105
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	875	1,063
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	940	1,141
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	940	1,141
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/28	3,225	3,633
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/29	3,385	3,810
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/30	3,405	3,832
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/32	3,670	4,127
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/33	3,615	4,063
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/34	4,005	4,497
Minnesota Appropriations Revenue	5.000%	3/1/24	7,565	7,779
Minnesota Appropriations Revenue	5.000%	3/1/25	10,860	11,167
Minnesota GO	5.000%	8/1/22	20,500	21,509
Minnesota GO	5.000%	8/1/23	5,350	5,876
Minnesota GO	5.000%	10/1/23	29,530	32,670
Minnesota GO	5.000%	8/1/24	12,355	14,154
Minnesota GO	5.000%	8/1/24	15,500	17,756
Minnesota GO	5.000%	8/1/24	1,350	1,547
Minnesota GO	5.000%	8/1/25	13,500	16,065
Minnesota GO	5.000%	8/1/25	3,600	4,284
Minnesota GO	5.000%	10/1/25	29,320	35,099
Minnesota GO	5.000%	8/1/26	4,340	4,956
Minnesota GO	5.000%	8/1/26	35,060	41,599
Minnesota GO	5.000%	10/1/26	13,080	16,184
Minnesota GO	5.000%	8/1/27	4,000	4,746
Minnesota GO	5.000%	8/1/27	6,350	8,058
Minnesota GO	5.000%	10/1/27	12,285	15,664
Minnesota GO	5.000%	10/1/32	10,000	12,562
Minnesota GO	5.000%	8/1/33	12,280	14,896
Minnesota GO	5.000%	8/1/34	10,000	12,109

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minnesota GO	5.000%	8/1/35	9,535	11,519
Minnesota GO	5.000%	8/1/36	5,000	6,027
Minnesota GO, Prere.	5.000%	10/1/21	155	156
Minnesota GO, Prere.	5.000%	10/1/21	9,845	9,924
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	1,030	1,206
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	1,080	1,257
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	200	250
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	1,135	1,312
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	570	729
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	1,195	1,374
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	420	549
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/30	1,250	1,428
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/31	1,310	1,490
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/32	1,380	1,565
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	1,445	1,632
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	650	835
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	1,520	1,712
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	300	385
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/35	650	832
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	3,230	3,991
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	1,235	1,526
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/34	3,360	4,135
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/35	3,500	4,300
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/36	2,215	2,712
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	3,705	4,515
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	2,305	2,809
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/47	23,582	24,882
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,895	6,446
Mounds View Independent School District No. 621 GO	5.000%	2/1/26	4,910	5,926
Osseo Independent School District No. 279 GO	5.000%	2/1/27	1,350	1,678
Owatonna MN Independent School District No. 761 GO	4.000%	2/1/25	1,830	2,066
Owatonna MN Independent School District No. 761 GO	3.000%	2/1/33	2,450	2,705

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Washington County MN Independent School District No. 833 GO	4.000%	2/1/30	9,640	11,023
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	2,260	2,448
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,500	1,692
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	805	1,006
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	780	973
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,800	2,238
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,105	1,366
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,245	1,450
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,500	1,745
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,741
University of Minnesota College & University Revenue	5.000%	8/1/22	1,585	1,591
University of Minnesota College & University Revenue	5.000%	8/1/23	2,500	2,509
University of Minnesota College & University Revenue	5.000%	10/1/23	2,945	3,256
Virginia Independent School District No. 706 GO	3.000%	2/1/32	7,345	8,129
Virginia Independent School District No. 706 GO	3.000%	2/1/34	4,000	4,405
Virginia Independent School District No. 706 GO	3.000%	2/1/35	4,000	4,396
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 GO	4.000%	2/1/28	3,795	4,481
Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/26	1,050	1,260
Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/27	1,660	2,056
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/30	6,700	7,564
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/31	8,185	9,195
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/32	8,485	9,503
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/33	10,345	11,558
				848,806
Mississippi (0.6%)
DeSoto County MS GO	5.000%	11/1/27	1,585	2,007
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,665	4,306

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jackson County MS Industrial Revenue (Chevron USA Inc. Project) VRDO	0.020%	8/2/21	14,460	14,460
Jackson County MS Industrial Revenue (Chevron USA Inc. Project) VRDO	0.020%	8/2/21	24,370	24,370
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	5,480	6,336
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	3,785	4,355
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	4,880	5,602
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.040%	8/2/21	16,195	16,195
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.040%	8/2/21	12,385	12,385
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	8/2/21	11,000	11,000
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	8/2/21	11,595	11,595
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	8/2/21	6,100	6,100
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	8/2/21	11,430	11,430
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	8/2/21	11,815	11,815
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	8/2/21	12,440	12,440
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	8/2/21	7,000	7,000
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.040%	8/2/21	13,550	13,550
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.040%	8/2/21	17,500	17,500
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.040%	8/2/21	12,200	12,200
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	8/4/21	2,800	2,800
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	8/4/21	16,895	16,895
Mississippi Development Bank Appropriations Revenue (Harrison County Highway Project)	5.000%	1/1/24	4,310	4,796
Mississippi Development Bank Appropriations Revenue (Madison County Highway Project)	5.000%	1/1/24	2,525	2,810
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/23	1,540	1,660
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/24	3,135	3,518
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/25	5,465	6,361
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/26	6,045	7,256
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/27	4,745	5,681
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/28	775	997
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/29	1,050	1,383
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/30	1,090	1,426
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/31	1,000	1,302

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/32	1,500	1,947
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/33	1,710	2,214
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/34	870	1,123
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/35	1,380	1,772
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/36	1,000	1,281
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/37	665	850
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/26	6,045	7,232
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/27	7,985	9,852
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/28	2,315	2,927
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/28	1,530	1,906
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/29	1,395	1,727
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/31	1,165	1,433
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/32	2,070	2,438
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/33	1,500	1,763
Mississippi GO	5.000%	10/1/29	5,825	6,908
Mississippi GO	5.000%	10/1/29	15,080	19,011
Mississippi GO	5.000%	11/1/30	1,250	1,534
Mississippi GO	5.000%	10/1/31	19,800	24,901
Mississippi GO	5.000%	11/1/31	2,750	3,372
Mississippi GO	5.000%	11/1/32	3,530	4,326
Mississippi GO	5.000%	10/1/34	10,000	12,526
Mississippi GO	5.000%	11/1/35	4,000	4,891
Mississippi GO, Prere.	5.000%	12/1/23	11,250	12,529
Mississippi GO, Prere.	5.000%	12/1/23	7,000	7,796
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,276
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	800	1,020
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	800	1,016
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	745	944
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	745	942
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,261

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/27	1,200	1,457
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/28	3,495	4,338
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,360	1,724
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,150	1,458
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/31	2,215	2,834
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/32	1,750	2,231
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/33	1,750	2,224
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/34	1,600	2,027
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/27	2,085	2,608
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/28	1,540	1,972
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/29	3,375	4,292
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/30	5,515	6,972
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/31	5,420	6,841
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/31	5,500	6,477
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/36	10,500	13,125
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/37	11,130	13,880
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/33	875	1,032
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/35	2,010	2,358
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/36	1,100	1,290
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/33	1,500	1,812
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/34	2,075	2,463
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/35	2,565	3,036
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/36	1,540	1,822
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/37	1,740	2,053
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/38	3,220	3,801
				498,376
Missouri (1.2%)
Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/25	1,000	1,058
Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/26	750	790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,000	2,365
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,000	1,040
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,000	1,215
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,850	1,924
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,695
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	840	1,006
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,645	5,916
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	870	1,038
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	4,865	6,305
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	750	892
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	5,115	6,749
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	6,995	7,275
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,910	7,770
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	6,165	8,056
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,540	2,003
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,620	1,908
	Cass County Reorganized School District No. R-2 GO	4.000%	3/1/32	4,940	6,313
	Center MO School District No. 58 GO	4.000%	3/1/32	3,350	3,937
	Center MO School District No. 58 GO	4.000%	3/1/33	2,330	2,734
	Center MO School District No. 58 GO	4.000%	3/1/34	3,630	4,254
[4]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/31	3,000	3,352
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	23,000	23,000
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,155	9,436
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	9,044
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	14,692
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	15,726
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	14,425	16,631
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	6,765	7,799
	Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/37	1,765	2,338
	Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/38	1,500	2,042
	Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/34	700	776

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/35	300	332
Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/37	600	661
Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/38	1,300	1,429
Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/40	1,150	1,260
Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/27	1,355	1,687
Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/28	3,680	4,697
Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	8,381
Kansas City MO Appropriations Revenue (Downtown Arena Project)	4.000%	4/1/35	2,015	2,235
Kansas City MO Appropriations Revenue (Downtown Arena Project)	4.000%	4/1/36	1,850	2,048
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/29	2,025	2,573
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/30	1,190	1,333
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/30	1,615	2,045
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/31	1,740	1,947
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/31	1,510	1,904
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/33	2,020	2,533
Kansas MO Appropriations Revenue	5.000%	4/1/29	1,000	1,289
Kansas MO Appropriations Revenue	5.000%	4/1/30	1,000	1,313
Kansas MO Appropriations Revenue	5.000%	4/1/31	800	1,068
Kansas MO Appropriations Revenue	5.000%	4/1/32	670	890
Kansas MO Appropriations Revenue	5.000%	4/1/33	1,000	1,324
Kansas MO Appropriations Revenue	5.000%	4/1/35	1,115	1,468
Kansas MO Appropriations Revenue	5.000%	4/1/36	1,000	1,312
Kansas MO Appropriations Revenue	5.000%	4/1/37	2,000	2,616
Kansas MO Appropriations Revenue	5.000%	4/1/38	3,355	4,382
Kansas MO Appropriations Revenue	5.000%	4/1/39	2,150	2,803
Kansas MO Appropriations Revenue	5.000%	4/1/40	1,250	1,628
Kansas MO Appropriations Revenue	5.000%	4/1/41	2,025	2,632
Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/26	5,995	6,886
Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	3,974
Little Blue Valley Sewer District Revenue	3.000%	9/1/33	5,500	6,001
Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	4,028
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	1,265	1,542
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	1,410	1,764
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/34	3,050	3,543
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	2,000	2,319
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	4,690	5,781
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	3,000	3,474
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	2,415	2,970

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	5,000	5,783
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/22	1,750	1,814
[2]	Missouri Development Finance Board Miscellaneous Revenue VRDO	0.030%	8/2/21	2,945	2,945
	Missouri Development Finance Board Recreational Revenue VRDO	0.020%	8/2/21	2,900	2,900
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	3,490	3,579
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	3,690	3,784
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	3,320	3,397
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	850	980
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	750	891
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,055	1,273
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	3,015	3,411
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,045	2,243
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	800	986
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,565	5,160
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,820	2,263
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,174
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,000	1,263
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,500	3,953
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,090
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,150	1,346
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	7,015	7,916
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	665	847

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,915	4,686
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,995	2,553
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	510	594
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,105	2,710
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,000	4,510
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	700	906
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,355	1,723
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,350	1,567
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,425	1,825
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,380
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	500	579
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,225	1,564
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	1,555	1,789
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,500	1,896
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	550	637
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	3,530	3,973
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	5,200	5,899
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,790	4,745
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	34,000	38,931
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	634
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,500	4,373

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,700	2,183
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	5,260	6,176
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	450	569
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	4,560	5,214
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,615	3,072
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,800	2,088
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	6,550	8,207
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	520	613
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,200	2,722
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,500	2,894
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	5,325	6,226
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	855	1,005
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,000	2,236
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	600	704
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,900	2,331
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,065	2,528
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	2,000	2,529
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	3,771
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	52,700	61,391
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	52,900	67,523
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	15,500	15,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	22,170	22,170
[2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	54,050	54,050
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	7,225	7,225
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/25	10,000	11,964
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/26	2,845	3,510
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	5,440	5,641
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	20,035	22,714
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	1,925	2,131
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	2,925	3,259
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/26	4,570	5,267
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/27	3,285	3,777
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/28	2,250	2,583
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/29	5,000	5,740
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/30	6,455	7,413
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/31	10,000	11,474
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	5,245	5,999
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/34	6,800	8,180
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/36	10,000	12,014
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/40	3,755	4,495
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	12,383
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	9,349
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/24	3,050	3,457
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/24	2,975	3,440
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/25	1,910	2,249
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/25	2,270	2,672
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,500	4,112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri State Board of Public Buildings Appropriations Revenue	3.250%	10/1/22	8,190	8,492
	Missouri State Board of Public Buildings Appropriations Revenue	3.000%	10/1/25	10,660	11,841
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/24	2,185	2,440
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/25	2,990	3,469
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	7/1/26	5,890	6,984
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/27	2,055	2,430
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/34	4,530	5,513
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	10,010	12,169
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/36	4,745	5,744
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	7,500	7,929
[4]	St Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/40	2,250	2,884
	St. Charles County School District No. R-IV Wentzville (Direct Deposit Program) GO	4.000%	3/1/25	2,185	2,234
	St. Charles County School District No. R-IV Wentzville GO	4.000%	3/1/31	5,585	6,576
	St. Louis County School District C-2 Parkway GO	5.000%	3/1/24	2,535	2,847
[4]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/24	1,000	1,156
[4]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/25	1,000	1,195
[4]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/26	1,000	1,195
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	1,045	1,380
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,500	3,235
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	4,060	5,239
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,700	3,474
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,250	2,887
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,953
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/29	4,200	4,845
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/30	4,835	5,576
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/33	2,850	2,346
	University of Missouri College & University Revenue	4.000%	11/1/30	3,000	3,349
	University of Missouri College & University Revenue	5.000%	11/1/30	15,000	20,418
	University of Missouri College & University Revenue	4.000%	11/1/31	6,415	7,156

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Missouri College & University Revenue VRDO	0.010%	8/5/21	21,870	21,870
University of Missouri College & University Revenue, Prere.	5.000%	11/1/21	1,830	1,852
University of Missouri College & University Revenue, Prere.	5.000%	11/1/21	1,000	1,012
				1,039,063
Montana (0.1%)
Forsyth MT Industrial Revenue	2.000%	8/1/23	20,000	20,485
Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,770	2,894
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	500	619
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,500	3,052
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	355	451
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	5,000	6,504
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,635	3,199
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	6,638
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,015	2,439
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	490	614
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	2,000	2,411
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	7,515	9,893
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,750	3,609
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	405	503
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	1,000	1,308
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	585	725
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	4,000	4,848
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	425	526
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,675	4,439
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	670	827
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	3,250	3,915
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,260	1,551
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	2,250	2,704
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,580	1,942
Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	830	994
Montana State Board of Regents College & University Revenue	3.000%	11/15/34	2,525	2,799

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montana State Board of Regents College & University Revenue	3.000%	11/15/36	890	983
					90,872
Multiple States (0.6%)
[2,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/30	14,480	15,661
[5,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/35	32,910	35,642
[5,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	13,350	14,963
[5,15]	FHLMC Multifamily Certificates Revenue	2.600%	9/15/33	48,425	52,307
[2,5,15]	FHLMC Multifamily Certificates Revenue	2.625%	6/15/35	49,615	53,402
[2,5,15]	FHLMC Multifamily Certificates Revenue	2.650%	6/15/36	32,180	35,045
[15]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	12,999	15,079
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.270%	8/2/21	14,000	14,000
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.270%	8/2/21	41,000	41,000
[2,5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.080%	8/5/21	112,900	112,900
[2,5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.120%	8/5/21	133,500	133,500
					523,499
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	4,320	5,275
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	9,770	10,267
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	3,000	3,741
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	3,165	4,015
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/29	5,000	6,417
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/31	5,000	6,651
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	5,375	5,650
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	4,000	5,515
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/34	5,115	7,153
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	980	1,406
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	15,920	24,185
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	93,640	103,565
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	118,495	134,322
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/29	1,405	1,842
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/30	2,695	3,600
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/31	1,085	1,478
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	600	784
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	450	598
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	275	362
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	600	783
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	425	516
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	525	636
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,200	1,450
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	570	685
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	300	360
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,910	2,115
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,400	1,611
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,005	2,388
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,160	1,380
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,770	2,097
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,250	1,475
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,895	2,227
	Elkhorn School District GO	5.000%	12/15/31	330	438
	Elkhorn School District GO	4.000%	12/15/32	325	400
	Elkhorn School District GO	4.000%	12/15/33	375	459
	Elkhorn School District GO	4.000%	12/15/34	350	428
	Elkhorn School District GO	4.000%	12/15/35	350	425
[2]	Hospital Authority No 1 of Lancaster County Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	2,600	2,600
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	4.000%	11/1/21	1,000	1,009
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/21	860	868
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,320	1,336
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,000	1,012
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	5,050	5,110
	Lincoln NE Electric System Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,010	1,062
	Lincoln NE Electric System Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,990	2,096
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,670	2,168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/26	3,065	3,160
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/29	2,125	2,193
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/31	2,500	2,580
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/32	2,800	2,889
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	2,000	2,040
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	1,000	1,019
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	700	904
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	1,200	1,550
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,970	2,010
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	2,000	2,040
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,250	1,274
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,000	1,313
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,025	1,346
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	2,095	2,137
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	1,470	1,498
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	1,000	1,307
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	1,000	1,307
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	2,325	2,372
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	5,025	5,121
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,250	1,274
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,530
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	3,195	4,125
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	2,100	2,711
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	3,300	4,248
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	2,275	2,929
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	3,405	4,374
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	2,380	3,057
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	3,500	4,485
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	9,335	11,934
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	4,820	6,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,270	1,619
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	5,065	6,458
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	1,025	1,206
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	5,320	6,766
	Omaha NE Sewer Revenue	4.000%	4/1/33	500	621
	Omaha NE Sewer Revenue	4.000%	4/1/34	650	804
	Omaha NE Sewer Revenue	4.000%	4/1/35	500	617
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,400	2,886
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/35	3,265	4,087
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	7,250	9,057
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	2,600	3,243
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	2,000	2,351
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	4,945	5,838
	Omaha School District GO	5.000%	12/15/27	2,000	2,558
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,480	4,001
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/35	4,900	5,885
	Sarpy County NE GO	5.000%	6/1/23	2,265	2,468
	Sarpy County NE GO	5.000%	6/1/25	2,300	2,715
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,875	2,118
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,975	2,293
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/27	3,470	4,192
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/29	1,500	1,710
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/30	4,065	4,598
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/31	4,030	4,529
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/32	4,265	4,770
	University of Nebraska College & University Revenue, ETM	5.000%	7/1/22	4,015	4,196
	University of Nebraska College & University Revenue, Prere.	5.000%	7/1/22	1,645	1,719
					542,796
Nevada (1.4%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	980	1,187
	Carson City NV Health, Hospital, Nursing Home Revenue, ETM	5.000%	9/1/21	2,330	2,339
	Carson City NV Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	3,500	3,676
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	8,500	11,154
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/31	19,455	25,401

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	17,350	22,619
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,300	4,224
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	3,550	4,534
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.020%	8/4/21	14,510	14,510
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.020%	8/4/21	9,420	9,420
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.020%	8/4/21	89,745	89,745
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/27	1,545	1,942
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/28	2,370	2,974
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	2,195	2,745
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/30	12,275	16,535
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/31	5,000	5,657
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/35	10,390	12,866
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	6,600	8,156
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/37	5,530	6,821
	Clark County NV GO	5.000%	6/1/26	2,020	2,460
	Clark County NV GO	5.000%	7/1/26	2,475	2,926
	Clark County NV GO	5.000%	6/1/27	2,625	3,294
	Clark County NV GO	5.000%	11/1/30	6,375	8,289
	Clark County NV GO	4.000%	6/1/31	17,000	19,942
	Clark County NV GO	4.000%	11/1/31	5,950	6,935
	Clark County NV GO	5.000%	11/1/31	6,545	8,479
	Clark County NV GO	5.000%	11/1/31	1,645	1,921
	Clark County NV GO	4.000%	6/1/32	12,000	14,037
	Clark County NV GO	4.000%	11/1/32	1,015	1,181
	Clark County NV GO	5.000%	11/1/32	6,730	8,695
	Clark County NV GO	5.000%	7/1/33	16,290	17,354
	Clark County NV GO	4.000%	12/1/36	20,440	24,372
	Clark County NV GO	4.000%	12/1/37	18,825	22,391
	Clark County NV GO	4.000%	12/1/38	21,055	24,995
	Clark County NV GO	4.000%	7/1/39	21,115	23,457
	Clark County NV GO, Prere.	5.000%	11/1/23	21,070	23,384
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/31	11,925	15,569
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/32	7,100	9,256
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	7,525	9,781
	Clark County School District GO	5.000%	6/15/25	20,000	23,538
[4]	Clark County School District GO	5.000%	6/15/27	8,975	11,246
[4]	Clark County School District GO	5.000%	6/15/28	9,530	11,901
[4]	Clark County School District GO	5.000%	6/15/28	1,280	1,647
	Clark County School District GO	5.000%	6/15/28	8,620	11,042
[4]	Clark County School District GO	5.000%	6/15/29	1,250	1,643
[4]	Clark County School District GO	4.000%	6/15/30	10,505	12,337
[4]	Clark County School District GO	5.000%	6/15/30	1,070	1,434
[4]	Clark County School District GO	4.000%	6/15/31	10,930	12,791
[4]	Clark County School District GO	5.000%	6/15/31	1,000	1,328
[4]	Clark County School District GO	4.000%	6/15/32	11,465	13,919
[1]	Clark County School District GO	5.000%	6/15/32	1,590	1,993
[1]	Clark County School District GO	3.000%	6/15/33	6,575	7,426
[4]	Clark County School District GO	4.000%	6/15/33	10,000	11,618
[4]	Clark County School District GO	4.000%	6/15/33	11,920	14,329
[1]	Clark County School District GO	3.000%	6/15/34	10,920	12,292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Clark County School District GO	4.000%	6/15/34	12,400	14,862
	Clark County School District GO	4.000%	6/15/34	5,000	5,609
[4]	Clark County School District GO	5.000%	6/15/34	1,000	1,314
	Clark County School District GO	4.000%	6/15/35	14,910	16,710
	Clark County School District GO	4.000%	6/15/35	10,375	11,628
[4]	Clark County School District GO	5.000%	6/15/35	1,350	1,771
[4]	Clark County School District GO	4.000%	6/15/36	1,250	1,515
[1]	Clark County School District GO	3.000%	6/15/37	4,000	4,450
	Clark County School District GO	3.000%	6/15/37	8,730	9,580
[4]	Clark County School District GO	4.000%	6/15/37	1,250	1,510
	Clark County School District GO	3.000%	6/15/38	11,595	12,669
[4]	Clark County School District GO	4.000%	6/15/38	1,000	1,206
[1]	Clark County School District GO	3.000%	6/15/39	3,540	3,888
	Clark County School District GO	3.000%	6/15/39	9,395	10,211
[4]	Clark County School District GO	4.000%	6/15/39	1,000	1,203
	Clark County School District GO	3.000%	6/15/40	11,760	12,743
	Clark County School District GO	3.000%	6/15/41	10,760	11,626
	Clark County Water Reclamation District GO	3.000%	7/1/31	7,860	8,609
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,110	1,284
	Clark County Water Reclamation District GO	4.000%	7/1/34	2,000	2,301
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	10,000	10,242
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,080	2,421
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	1,300	1,513
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	565	678
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	940	1,127
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,815	2,166
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	795	893
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	730	818
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,620	2,043
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	500	558
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	600	668
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	725	806
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	300	355
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/32	500	555
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/33	500	554
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/34	400	443
	Las Vegas NV GO	5.000%	9/1/24	5,690	6,517
	Las Vegas NV GO	5.000%	9/1/25	6,070	7,196
	Las Vegas NV GO	5.000%	9/1/27	5,225	6,269
	Las Vegas NV GO	4.000%	6/1/30	4,610	5,311
	Las Vegas NV GO	4.000%	6/1/31	4,795	5,508
	Las Vegas NV GO	4.000%	6/1/32	4,990	5,720
	Las Vegas Valley Water District GO	5.000%	6/1/24	4,035	4,586
	Las Vegas Valley Water District GO	5.000%	6/1/24	2,745	3,120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas Valley Water District GO	5.000%	6/1/25	2,360	2,785
	Las Vegas Valley Water District GO	5.000%	6/1/25	2,050	2,419
	Las Vegas Valley Water District GO	5.000%	6/1/26	2,075	2,532
	Las Vegas Valley Water District GO	5.000%	9/15/27	4,110	4,884
	Las Vegas Valley Water District GO	5.000%	6/1/31	4,500	4,677
	Las Vegas Valley Water District GO	5.000%	6/1/31	2,010	2,315
	Las Vegas Valley Water District GO	5.000%	6/1/31	3,530	4,268
	Las Vegas Valley Water District GO	5.000%	6/1/31	4,000	4,839
	Las Vegas Valley Water District GO	3.000%	6/1/32	11,965	13,962
	Las Vegas Valley Water District GO	5.000%	6/1/32	6,040	6,277
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,050	2,130
	Las Vegas Valley Water District GO	5.000%	6/1/32	3,295	3,979
	Las Vegas Valley Water District GO	3.000%	6/1/33	13,080	15,141
	Las Vegas Valley Water District GO	5.000%	6/1/35	4,150	4,989
	Las Vegas Valley Water District GO	5.000%	6/1/35	6,000	7,213
	Las Vegas Valley Water District GO	5.000%	6/1/38	19,610	25,140
	Las Vegas Valley Water District GO	5.000%	6/1/39	43,150	55,200
	Nevada GO	5.000%	4/1/22	17,000	17,557
	Nevada GO	5.000%	11/1/23	28,500	31,615
	Nevada GO	5.000%	11/1/25	36,340	42,600
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	28,000	32,698
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	26,170	30,363
	Reno NV Sales Tax Revenue	5.000%	6/1/30	500	600
	Reno NV Sales Tax Revenue	5.000%	6/1/31	500	598
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/33	450	552
	Reno NV Sales Tax Revenue	5.000%	6/1/35	500	592
	Reno NV Sales Tax Revenue	5.000%	6/1/36	615	727
	Reno NV Sales Tax Revenue	5.000%	6/1/37	500	589
	Reno NV Sales Tax Revenue	5.000%	6/1/38	500	588
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/38	650	789
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/26	4,080	4,981
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/27	3,215	4,034
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/30	3,625	4,525
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/32	4,675	5,657
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/34	7,750	9,349
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/35	1,795	2,160
					1,203,787
New Hampshire (0.2%)
	Manchester NH General Airport Port, Airport & Marina Revenue	5.000%	1/1/24	6,000	6,113
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	280	320
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	580	659
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	1,650	1,842
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	51,479	62,603
	New Hampshire GO	5.000%	12/1/23	4,510	5,023
	New Hampshire GO	5.000%	12/1/25	4,405	5,291
	New Hampshire GO	5.000%	12/1/26	1,625	2,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.020%	8/2/21	2,140	2,140
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.020%	8/2/21	5,290	5,290
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.030%	8/2/21	14,100	14,100
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	2,500	2,550
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,920	3,293
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	3,050	3,422
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,835	8,100
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	20,680	24,751
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	48,290	57,431
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	2,140	2,260
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	1,070	1,130
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	1,360	1,436
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	500	617
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	430	525
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	700	854
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	665	809
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	740	898
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/28	1,500	1,751
					215,224
New Jersey (3.4%)
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/25	4,955	5,819
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/26	4,695	5,683
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/27	3,000	3,621

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	1/1/23	3,900	3,912
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/24	1,000	1,132
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	2,205	2,487
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	2,775	3,119
[7]	Essex County Improvement Authority Lease Revenue	5.500%	10/1/23	10,020	11,187
[8]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/23	3,635	4,075
[8]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/24	3,720	4,349
	Essex County NJ GO	2.000%	9/1/39	3,750	3,751
	Essex County NJ GO	2.000%	9/1/40	3,750	3,738
	Essex County NJ GO	2.000%	9/1/41	3,750	3,718
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/29	1,385	1,833
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/30	1,000	1,351
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/32	2,040	2,556
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/34	2,460	2,799
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/35	5,980	6,775
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/36	4,020	4,543
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/37	8,000	9,014
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/38	9,955	11,190
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/39	5,590	6,267
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/41	3,000	3,639
	Hudson County NJ GO	3.000%	11/15/29	8,990	10,375
	Hudson County NJ GO	3.000%	11/15/30	10,000	11,425
	Hudson County NJ GO	2.000%	11/15/34	5,000	5,070
	Hudson County NJ GO	2.125%	11/15/36	7,500	7,601
	Hudson County NJ GO	2.250%	11/15/38	5,000	5,080
[4]	Maple Shade Township School District GO	3.000%	7/15/32	1,855	2,034
[4]	Maple Shade Township School District GO	3.000%	7/15/33	1,860	2,035
	Monmouth County Improvement Authority Lease Revenue	4.000%	3/1/23	600	637
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/24	1,500	1,738
	Monmouth County Improvement Authority Lease Revenue	4.000%	3/1/25	1,255	1,423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/25	2,000	2,401
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/26	2,220	2,752
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/27	1,750	2,233
	Monmouth County Improvement Authority Lease Revenue	5.000%	3/1/28	625	804
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/28	2,000	2,623
	Monmouth County Improvement Authority Lease Revenue	5.000%	3/1/29	460	607
	Monmouth County Improvement Authority Lease Revenue	5.000%	3/1/30	1,000	1,349
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/31	2,860	3,830
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/32	1,500	2,004
	Monmouth County Improvement Authority Lease Revenue	4.000%	12/1/33	505	627
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	7,975	8,123
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	25,000	26,040
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/23	51,680	57,395
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	2,985	3,138
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	26,130	31,479
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	35,500	44,247
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	4,205	4,420
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	4,745	5,595
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	32,500	41,751
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/28	5,515	5,796
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	6,500	8,089
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	4,090	5,396
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/29	595	767
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/29	32,165	40,002
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/29	9,000	12,109
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/30	635	681
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/30	600	785
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/30	33,000	40,930
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	600	791
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	12,400	15,374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	3,750	4,116
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	2,730	3,512
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	1,000	1,315
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/32	5,000	5,889
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	13,010	14,794
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	7,580	9,724
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	850	1,114
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	8,495	10,001
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,775	9,273
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/34	500	607
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	2,025	2,589
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	6,295	8,048
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,965	2,291
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	965	1,092
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	2,500	2,977
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	500	606
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,540	3,242
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	2,635	3,128
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,000	1,208
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	1,000	1,205
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	600	721
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	695	834
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	497
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	2,490	2,975
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/26	1,000	1,210
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/27	1,695	2,111
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/28	2,000	2,476
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/29	2,000	2,461
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	1,500	1,836
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	10,500	11,577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	10,000	11,446
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	23,000	27,205
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,442
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,000	1,038
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	1,033
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	2,500	3,015
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	2,600	3,217
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/30	3,000	3,653
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,320	5,607
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	10,000	12,592
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,221
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	4,345	4,743
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	2,500	2,690
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,000	1,075
[10,11]	New Jersey Economic Development Authority Miscellaneous Revenue	5.250%	12/15/21	5,000	5,094
	New Jersey Economic Development Authority Private Schools Revenue (Lawrenceville School Project) VRDO	0.010%	8/2/21	13,100	13,100
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/23	12,000	12,436
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	7,550	7,818
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	2,360	2,467
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,000	2,263
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,100	3,628
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	3,075	3,595
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,495	2,916
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	10,000	12,496
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	4,000	4,047
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	5,440	5,467
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	7,745	7,706
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	8,885	8,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue VRDO	0.010%	8/4/21	15,200	15,200
	New Jersey GO	5.000%	6/1/25	13,115	15,425
	New Jersey GO	5.000%	6/1/26	21,610	26,279
	New Jersey GO	5.000%	6/1/27	32,650	40,912
	New Jersey GO	5.000%	6/1/28	33,425	43,008
	New Jersey GO	5.000%	6/1/29	23,875	31,454
	New Jersey GO	4.000%	6/1/30	24,550	30,515
	New Jersey GO	2.000%	6/1/31	20,500	21,183
	New Jersey GO	4.000%	6/1/31	10,155	12,814
	New Jersey GO	2.000%	6/1/32	9,885	10,087
	New Jersey GO	3.000%	6/1/32	4,000	4,626
	New Jersey GO	2.000%	6/1/35	21,090	21,050
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,055	2,147
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,445	2,766
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,040	2,323
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,685	1,974
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,345	1,588
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	2,198
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,043
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,420	2,918
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,010	2,499
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,926
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,492
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,140	1,354
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,241
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,100	1,362
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	7,796
[2,5]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	8,975	8,975

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	2,175	2,175
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/5/21	12,115	12,115
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	11,400	11,400
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	18,945	18,945
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	2,050	2,050
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	890	969
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	4,110	4,490
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	2,735	2,988
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,000	5,439
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/21	8,140	8,186
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	3,415	3,754
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/25	12,965	14,234
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/26	12,505	13,710
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/28	13,835	15,134
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,400	2,983
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	840	1,048
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/39	5,135	5,137
	New Jersey Rutgers State University College & University Revenue VRDO	0.020%	8/2/21	3,315	3,315
	New Jersey Rutgers State University GO	0.010%	9/15/21	20,000	20,000
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/29	10,000	12,360
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	10,240	13,404
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	10,465	13,698
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	8,000	10,052
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	10,000	13,347
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	8,000	10,678
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	12,500	15,974
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	7,000	9,312
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	6,000	7,982

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	9,000	11,715
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/33	11,250	14,538
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	6,000	7,298
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/34	7,320	9,666
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/35	5,000	6,071
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	4,000	4,844
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/21	12,100	12,324
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	25,000	25,486
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	14,375	14,654
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,770	4,030
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	29,000	31,095
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,500	2,794
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	13,440	15,222
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	5,000	5,663
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	18,365	21,183
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	72,725	69,597
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,170	1,120
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	24,475	29,485
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	14,245	17,843
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	21,925	27,463
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	21,140	25,315
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	14,155	16,951
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	34,355	43,919
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	11,330	14,484
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,525	6,583
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	30,800	36,700
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	12,835	15,222
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	3,530	4,186
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	16,040	20,286
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	4,160	4,919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	25,590	21,391
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	9,795	12,373
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	20,150	25,436
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	7,900	10,153
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	17,900	22,574
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,525	3,351
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	4,675	5,886
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,335	1,552
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/37	2,500	3,137
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/31	5,000	6,322
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/33	6,725	8,916
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	2,025	2,109
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,723
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	3,490	3,952
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	6,000	7,027
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/27	5,100	6,014
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	5,250	6,191
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	500	543
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/33	2,500	2,943
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/34	5,000	5,877
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	10,000	10,813
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,000	1,119
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/31	2,500	3,161
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	5,000	6,308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	5,000	6,016
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,750	4,726
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	5,250	6,842
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	3,750	4,505
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/36	4,250	5,523
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	8,000	9,604
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	5,990	7,763
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,500	4,198
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	3,750	4,847
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	4,160	4,991
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	5,250	6,771
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	10,750	12,875
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	5,250	6,761
[7]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/24	12,500	14,449
[10,13]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	3,745	3,819
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/22	30,900	33,027
[8]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	13,015	15,286
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,785	4,679
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,775	4,667
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	13,470	16,301
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	17,350	21,325
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	29,705	36,441
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	3,000	3,790
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	7,065	8,912
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	28,000	33,204
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,010	6,305
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	3,000	3,549
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	67,500	79,845
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,667
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	6,277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,361
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	7,000	8,738
[2,5]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.060%	8/5/21	6,015	6,015
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/22	3,000	3,061
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	10,500	10,972
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	23,590	24,651
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	8,510	9,102
	Passaic County NJ GO	0.050%	11/1/34	3,000	2,256
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	2,430	2,575
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	560	620
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,255	1,425
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,500	1,698
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	3,500	4,601
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,030	2,291
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,990	3,905
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,190	1,341
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,250	1,626
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,125
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,297
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	250	323
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	950	1,067
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/34	1,000	1,121
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	15,650	17,449
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	8,025	9,530
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	4,775	6,145
	South Jersey Transportation Authority Highway Revenue, ETM	5.000%	11/1/23	780	863
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,800	2,966
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,885	1,998
	Sussex County NJ GO	5.000%	2/15/23	5,485	5,890
	Sussex County NJ GO	5.000%	2/15/24	4,376	4,907
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	19,510	23,686
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	6,685	6,851

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	26,895	33,619
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,005	5,135
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	17,280	22,014
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	7,500	9,491
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	20,940	26,385
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	22,165	27,849
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	9,000	11,275
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	31,990	39,964
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	29,775	37,131
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	36,700	45,646
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	22,500	27,911
	Toms River Board of Education GO	3.000%	7/15/29	6,000	6,563
	Toms River Board of Education GO	3.000%	7/15/30	3,000	3,256
	Toms River Board of Education GO	3.000%	7/15/31	6,000	6,476
	Toms River Board of Education GO	3.000%	7/15/32	6,000	6,458
	Toms River Board of Education GO	3.000%	7/15/33	3,000	3,222
	Toms River Board of Education GO	3.000%	7/15/34	8,720	9,348
	Toms River Board of Education GO	3.000%	7/15/35	3,120	3,341
					2,962,422
New Mexico (0.4%)
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/22	1,700	1,776
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/23	2,750	3,008
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/24	1,800	2,051
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/29	2,575	3,146
	Albuquerque Municipal School District No. 12 GO	4.000%	8/1/30	2,500	2,849
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,250	1,523
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/31	1,700	2,071
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/32	1,910	2,324
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/33	650	723
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/34	400	444
	Albuquerque NM GO	5.000%	7/1/25	5,405	6,401
	Albuquerque NM GO	5.000%	7/1/25	5,155	6,105
	New Mexico (Capital Projects) GO, ETM	5.000%	3/1/23	15,925	17,166
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	3,330	3,634
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	18,705	21,277
[6]	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	8,500	11,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	13,000	17,524
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/22	1,850	1,929
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/23	1,580	1,725
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	1,480	1,862
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/29	1,350	1,784
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/30	3,500	4,725
	New Mexico Finance Authority Miscellaneous Taxes Revenue	4.000%	6/15/26	17,720	18,304
	New Mexico GO	5.000%	3/1/25	3,000	3,514
	New Mexico GO	5.000%	3/1/29	19,550	25,746
	New Mexico GO	5.000%	3/1/30	4,000	5,387
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	930	1,062
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,010	1,196
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,060	1,247
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,465	1,720
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	800	1,006
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	830	1,065
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,500
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,487
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,375	1,785
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,685	4,269
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,000	1,294
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,500	2,896
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,040	1,241
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	1,000	1,187
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,297
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	4,025	4,025
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	115,780	134,578
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	17,000	18,603
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	4,000	4,558
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/25	7,125	8,429
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/34	650	750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/39	480	550
					367,959
New York (14.4%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	7,925	10,380
	Battery Park City Authority Miscellaneous Revenue VRDO	0.020%	8/5/21	55,100	55,100
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,960	2,305
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,015	3,659
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	8,500	10,254
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	11,090	13,038
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	9,120	7,365
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	11,605	8,861
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	2,400	3,119
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,100	1,454
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,200	1,577
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,220	1,598
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	1,317
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	1,203
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,000	1,156
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/33	1,340	1,632
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/34	1,000	1,216
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/36	1,010	1,226
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/37	1,035	1,255
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,687
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/25	3,485	4,106
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/26	3,660	4,374
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/27	3,305	3,934

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,750	2,063
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	1,010	1,246
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	900	1,042
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	1,020	1,218
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	430	510
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	960	1,132
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	185	216
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	380	442
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	200	232
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,240	1,406
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,850	2,098
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,310	1,540
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,190	4,925
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,460	1,772
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,470	6,614
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	610	769
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	325	410
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/30	625	785
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/32	575	718
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/33	525	655
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/34	875	1,090
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/35	1,305	1,625
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/36	1,825	2,270
	Haverstraw-Stony Point Central School District GO	3.000%	10/15/28	2,270	2,563
[4]	Hempstead NY GO	4.000%	4/1/28	7,125	8,036
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	6,000	7,360
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	3,075	3,766

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	18,035	22,033
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	28,775	35,079
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	24,300	29,498
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	13,360	16,187
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	3,380	4,270
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	10,000	10,521
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	2,060	2,579
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,252
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,700	2,268
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	8,600	11,052
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,260	1,677
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,486
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	4,850	6,187
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	3,850	4,899
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	1,500	1,976
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/40	250	303
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	16,500	17,056
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	21,000	21,121
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.000%	11/1/22	5,000	5,178
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	18,075	22,186
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/32	4,000	4,668
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	27,000	31,243
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	10,900	13,162
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	11,445	13,794
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	2,500	3,082
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	6,159
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	59,800	71,799
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	48,000	49,322
[2]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	0.020%	8/2/21	13,265	13,265
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.000%	11/15/21	7,245	7,347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.000%	11/15/21	6,125	6,211
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.125%	11/15/21	2,000	2,029
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	8,000	6,770
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	19,000	19,255
[4]	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/21	15,900	16,143
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	8,425	8,939
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	7,075	7,506
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	5,035	5,568
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	42,000	46,448
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/24	485	541
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	6,680	7,080
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	10,020	11,510
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,175	1,350
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,610	2,998
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/25	315	361
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	6,050	6,416
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	11,900	14,133
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	6,805	6,893
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	370	439
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,759
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	3,015	3,187
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	30,400	32,135
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	4,000	4,897
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,260	8,888
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	3,000	3,673
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	10,210	10,340
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,795	3,422
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,180	8,791
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,340	4,186
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,900	2,315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,695	2,065
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,750	2,194
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	20,500	24,898
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,515	5,746
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,830	2,257
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,435	3,126
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,000	2,567
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,585	4,399
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	14,565	18,300
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	10,730	12,632
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	2,276
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,100	2,748
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/30	5,000	5,219
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,775	2,928
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,000	6,110
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	13,970	17,522
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,050	2,467
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	10,220	12,818
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	845	1,001
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	1,675	1,984
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/31	63,305	74,924
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,000	7,904
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,395	4,251
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	790	934
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	640	768
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	50,000	59,038
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/33	1,000	1,141
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	5,636
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	13,055	13,973
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	4,420	5,524

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,000	2,254
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	19,605	20,977
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	1,775	2,120
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	370	420
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	1,230	1,433
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	15,930	18,984
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	3,195	4,064
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	1,200	1,426
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	6,400	8,118
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	17,000	20,026
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	52,500	62,613
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	19,750	25,233
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	7,440	7,577
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	161,170	167,168
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	32,650	34,322
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	2/1/23	125,435	134,313
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	192,000	202,805
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	133,000	149,528
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	18,320	20,942
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	5,480	6,268
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	33,500	44,049
[3,4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	3,290	3,313
[3,4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	8,510	8,570
[3,4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.800%	0.834%	4/1/26	2,500	2,546
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.020%	8/2/21	26,185	26,185
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	8/5/21	22,005	22,005
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	8/5/21	63,600	63,600
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	8/5/21	19,068	19,067
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	8/5/21	41,570	41,570
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	3,195	3,240

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	2,000	2,127
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	13,665	14,531
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	12,735	13,542
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	1,380	1,500
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,300	2,499
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	1,695	1,842
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,520	5,999
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,480	5,955
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	12,705	13,819
Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/29	2,290	2,828
Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/32	1,860	2,276
Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	1,765	2,157
Monroe County NY GO	2.000%	6/1/33	1,755	1,785
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,000	2,368
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,780	3,291
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	2,515	3,073
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	2,130	2,682
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,325	1,735
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,250	3,004
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,225	5,618
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	2,750	3,333
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,495	1,805
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	4,000	4,381
MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	99,545	100,706
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	2,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,240	3,670
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,090	3,496
	Nassau County NY GO	5.000%	4/1/22	14,850	15,336
	Nassau County NY GO	5.000%	4/1/23	15,665	16,948
[4]	Nassau County NY GO	4.000%	4/1/38	2,600	3,195
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,000	3,841
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,380	3,102
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	3,770	5,021
[2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	4,000	4,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/26	12,940	14,028
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/28	17,300	18,791
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/29	22,000	23,892
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/30	12,500	13,572
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	5,000	5,467
[16]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/35	9,120	9,267
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	9,920	10,862
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	19,000	20,138
[16]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	33,000	33,639
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	9,000	9,216
[16]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	9,945	10,003
[16]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	2,000	2,009
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	2,500	2,516
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	34,510	37,344
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	8/4/21	28,750	28,750
[16]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	16,000	16,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	8/5/21	9,685	9,685
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	8/5/21	77,000	77,000
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/31	1,000	1,350
[4]	New York City Industrial Development Agency Miscellaneous Revenue	4.000%	1/1/32	1,025	1,279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	1,005	1,114
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	1,500	1,648
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	1,250	1,369
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/28	1,750	2,226
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	4,600	5,987
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	2,500	3,321
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	8,000	9,947
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	3,205	3,930
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	12,475	13,762
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	22,000	24,274
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	11,000	12,039
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	7,500	8,185
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,000	1,152
[2,5]	New York City NY GO TOB VRDO	0.040%	8/2/21	54,100	54,100
[2,5]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.040%	8/2/21	52,625	52,625
[2,5]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.040%	8/2/21	12,600	12,600
	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.030%	8/5/21	17,230	17,230
[2,5]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.050%	8/5/21	45,000	45,000
[2,5]	New York City NY Transitional Finance Authority Building Aid Miscellaneous Revenue TOB VRDO	0.050%	8/5/21	8,600	8,600
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	10,085	11,953
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	11,000	13,002
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	15,000	17,724
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	5,060	5,979
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	5,285	6,243

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	14,625	18,295
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,020	5,925
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	10,000	11,795
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	10,000	11,782
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,000	2,487
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	1,750	2,169
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,786
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	29,665	35,029
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	3,750	4,171
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/40	2,500	3,071
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	9,000	10,750
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	18,000	18,050
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	6,000	6,277
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	3,950	4,132
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,890	4,954
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	10,000	11,925
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	845	1,075
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	10,000	11,920
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	2,500	2,970
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	6,800	8,055
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	5,000	5,908
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,350	4,242
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	16,050	16,244
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	4,350	4,618
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	16,780	17,397
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	14,235	15,801
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	6,010	6,083
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	15,550	15,738
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,095	1,108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	14,245	15,116

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	10,030	11,347
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	12,405	14,337
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	20,135	23,271
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,985	2,294
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,055	3,630
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,000	5,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,000	5,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,500	5,566
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	4,250	5,001
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	4,065	4,877
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	4,850	5,814
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	2,635	2,667
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,620	8,724
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,435	1,452
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,000	4,048
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	10,000	10,242
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	5,020	5,728
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	7,000	8,352
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	12,000	13,001
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	22,000	29,354
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	7,240	8,362
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	4,300	5,815
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,360
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	19,000	19,692
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	24,475	24,770
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,010	9,534
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	12,700	13,600
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	10,075	12,375
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	13,750	15,667
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	15,855	19,775

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	15,100	15,282
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	4,270	4,529
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	6,860	9,377
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	17,500	18,738
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	10,500	12,975
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	12,150	13,836
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	7,985	9,695
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	14,085	17,554
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	20,000	24,926
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	13,700	16,282
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	3,000	4,080
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	9,615	9,962
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	14,415	17,791
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	15,910	18,108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	12,125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	24,110	29,981
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	14,500	18,009
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	27,325	30,195
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	11,150	13,236
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	9,545	11,685
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	19,650	23,437
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	17,060	21,049
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	7,045	8,467
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	8,930	10,480
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	22,130	25,166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	20,000	24,868
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	15,000	19,102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	27,385	34,875
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,000	6,188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	13,290	15,758

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,095	12,342
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	4,290	5,298
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	10,000	12,349
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	24,240	29,876
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	7,000	8,194
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	8,000	9,398
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	20,000	24,847
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	18,000	22,873
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	47,000	59,724
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	27,145	32,672
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	1,000	1,239
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,737
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	20,260	26,967
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	10,050	12,289
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,500	3,066
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,895	8,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	24,090	29,932
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	35,000	44,401
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	3,440	3,805
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	20,995	25,171
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	2,500	3,054
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	8,000	9,772
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	6,000	7,542
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,500	2,960
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	19,530	22,766
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	5,710	7,230
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	21,790	26,070
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,300	6,474
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,825	3,451
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	6,115	7,525

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	11,000	13,442
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,000	1,187
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,500	3,046
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	17,920	21,835
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	6,153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	10,000	11,939
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	8,175	9,961
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	2,355	2,793
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	20,000	23,892
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	6,018
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	11,000	13,358
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	14,300	17,344
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	22,000	24,863
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	8/2/21	4,325	4,325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	8/2/21	14,295	14,295
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	8/2/21	435	435
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	8/2/21	1,300	1,300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	8/2/21	20,575	20,575
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	8/2/21	4,660	4,660
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	8/2/21	9,705	9,705
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	8/2/21	5,800	5,800
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.040%	8/5/21	28,000	28,000
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	4,000	4,862
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,270	1,540
New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	5,270	5,785
New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	28,055	34,446

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	17,825	22,524
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	30,000	36,055
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	15,280	18,900
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	5,015	5,698
New York City Water & Sewer System Water Revenue	5.000%	6/15/30	4,005	5,435
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	30,000	31,275
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	5,560	6,629
New York City Water & Sewer System Water Revenue	5.000%	6/15/33	10,205	12,676
New York City Water & Sewer System Water Revenue	5.250%	6/15/33	5,000	6,315
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	50,000	54,459
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	5,190	6,183
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	10,425	11,807
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	16,700	19,879
New York City Water & Sewer System Water Revenue	4.000%	6/15/36	3,000	3,718
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	22,165	26,363
New York City Water & Sewer System Water Revenue	4.000%	6/15/37	13,360	15,611
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	1,040	1,217
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	26,945	33,798
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	15,040	19,065
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	6,065	7,408
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	29,050	33,908
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	5,080	6,435
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	110,610	142,892
New York City Water & Sewer System Water Revenue	4.000%	6/15/40	9,405	11,321
New York City Water & Sewer System Water Revenue	4.000%	6/15/40	4,600	5,537
New York City Water & Sewer System Water Revenue	3.500%	6/15/42	10,000	12,713
New York City Water & Sewer System Water Revenue VRDO	0.020%	8/2/21	37,300	37,300
New York City Water & Sewer System Water Revenue VRDO	0.020%	8/2/21	33,005	33,005
New York City Water & Sewer System Water Revenue VRDO	0.020%	8/2/21	1,250	1,250
New York City Water & Sewer System Water Revenue VRDO	0.030%	8/2/21	32,700	32,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue VRDO	0.030%	8/2/21	1,100	1,100
[2]	New York City Water & Sewer System Water Revenue VRDO	0.030%	8/2/21	54,155	54,155
	New York City Water & Sewer System Water Revenue VRDO	0.040%	8/2/21	8,685	8,685
	New York City Water & Sewer System Water Revenue VRDO	0.020%	8/4/21	18,925	18,925
	New York City Water & Sewer System Water Revenue VRDO	0.020%	8/5/21	43,505	43,505
	New York City Water & Sewer System Water Revenue VRDO	0.020%	8/5/21	13,175	13,175
	New York City Water & Sewer System Water Revenue VRDO	0.030%	8/5/21	16,500	16,500
	New York City Water & Sewer System Water Revenue VRDO	0.030%	8/5/21	5,240	5,240
	New York City Water & Sewer System Water Revenue VRDO	0.030%	8/5/21	7,000	7,000
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	5,500	4,270
	New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/31	14,000	14,416
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	108,115	114,605
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	26,415	27,633
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	7,220	7,537
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/31	13,200	13,377
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	24,515	35,792
	New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	7,790	8,588
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	4/1/36	5,000	5,073
	New York NY GO	5.000%	8/1/21	30	30
	New York NY GO	5.000%	8/1/21	4,000	4,000
	New York NY GO	5.000%	8/1/21	5	5
	New York NY GO	5.000%	10/1/21	7,545	7,605
	New York NY GO	5.000%	8/1/22	7,530	7,900
	New York NY GO	5.000%	8/1/22	6,450	6,767
	New York NY GO	5.000%	8/1/22	1,475	1,547
	New York NY GO	5.000%	8/1/22	6,800	7,134
	New York NY GO	5.000%	8/1/22	2,495	2,618
	New York NY GO	5.000%	8/1/22	5,500	5,770
	New York NY GO	5.250%	8/15/22	5	5
	New York NY GO	5.000%	8/1/23	14,590	15,308
	New York NY GO	5.000%	8/1/23	5,710	6,268
	New York NY GO	5.000%	8/1/23	3,690	3,958
	New York NY GO	5.000%	8/1/23	7,740	8,302
	New York NY GO	5.000%	8/1/23	3,905	4,287
	New York NY GO	5.000%	8/1/23	3,150	3,458
	New York NY GO	5.000%	8/1/23	4,005	4,397
	New York NY GO	5.000%	8/1/23	50,175	55,080
	New York NY GO	5.250%	8/15/23	5	5
	New York NY GO	5.000%	10/1/23	780	825
	New York NY GO	5.000%	6/1/24	1,050	1,193
	New York NY GO	5.000%	8/1/24	4,025	4,222
	New York NY GO	5.000%	8/1/24	6,585	6,609

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/24	20,010	21,932
New York NY GO	5.000%	8/1/24	17,185	19,664
New York NY GO	5.000%	8/1/24	4,675	5,349
New York NY GO	5.000%	8/1/24	15,210	17,404
New York NY GO	5.000%	8/1/24	14,000	16,020
New York NY GO	5.000%	8/1/24	50,000	57,214
New York NY GO	5.000%	10/1/24	5,000	5,040
New York NY GO	5.000%	10/1/24	835	883
New York NY GO	5.000%	12/1/24	5,975	6,925
New York NY GO	5.000%	8/1/25	5,000	5,245
New York NY GO	5.000%	8/1/25	3,300	3,381
New York NY GO	5.000%	8/1/25	3,630	4,310
New York NY GO	5.000%	8/1/25	15,510	18,416
New York NY GO	5.000%	8/1/25	2,215	2,630
New York NY GO	5.000%	8/1/25	1,665	1,977
New York NY GO	5.000%	8/1/25	11,770	13,976
New York NY GO	5.000%	8/1/25	10,310	12,242
New York NY GO	5.000%	8/1/25	35,345	41,968
New York NY GO	5.000%	8/1/25	10,640	12,634
New York NY GO	5.000%	8/1/25	43,580	51,747
New York NY GO	5.000%	12/1/25	18,090	21,730
New York NY GO	5.000%	8/1/26	9,735	10,668
New York NY GO	5.000%	8/1/26	14,215	15,578
New York NY GO	5.000%	8/1/26	6,765	8,027
New York NY GO	5.000%	8/1/26	24,805	30,446
New York NY GO	5.000%	8/1/26	12,875	15,803
New York NY GO	5.000%	8/1/26	225	236
New York NY GO	5.000%	8/1/27	4,705	4,820
New York NY GO	5.000%	8/1/27	6,600	7,223
New York NY GO	5.000%	8/1/27	20,110	24,516
New York NY GO	5.000%	8/1/28	18,000	18,435
New York NY GO	5.000%	8/1/28	9,300	10,585
New York NY GO	5.000%	8/1/28	30,305	38,220
New York NY GO	5.000%	8/1/28	17,500	22,651
New York NY GO	5.000%	3/1/29	27,590	30,890
New York NY GO	5.000%	8/1/29	9,715	10,626
New York NY GO	5.000%	8/1/29	1,975	2,484
New York NY GO	5.000%	8/1/29	27,645	36,580
New York NY GO	5.000%	11/1/29	9,140	12,161
New York NY GO	5.000%	3/1/30	16,230	18,167
New York NY GO	5.000%	8/1/30	6,845	7,487
New York NY GO	5.000%	8/1/30	10,655	11,654
New York NY GO	5.000%	8/1/30	5,390	6,131
New York NY GO	5.000%	11/1/30	10,000	13,570
New York NY GO	5.000%	3/1/31	33,315	37,281
New York NY GO	4.000%	8/1/31	30,000	34,865
New York NY GO	5.000%	10/1/31	12,505	12,602
New York NY GO	5.000%	12/1/31	3,035	3,730
New York NY GO	5.000%	4/1/33	1,000	1,260
New York NY GO	5.000%	8/1/33	5,000	5,779
New York NY GO	5.000%	8/1/33	5,000	6,267
New York NY GO	5.000%	8/1/33	4,000	5,318
New York NY GO	5.000%	12/1/33	11,750	14,427
New York NY GO	5.000%	8/1/34	3,875	5,132
New York NY GO	5.000%	12/1/34	4,000	4,904
New York NY GO	3.000%	3/1/35	7,540	8,481
New York NY GO	5.000%	4/1/35	8,000	10,009
New York NY GO	4.000%	8/1/35	15,010	17,286

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	4.000%	8/1/35	2,735	3,365
	New York NY GO	5.000%	8/1/35	2,000	2,640
	New York NY GO	4.000%	10/1/35	3,000	3,650
	New York NY GO	5.000%	12/1/35	3,000	3,671
	New York NY GO	5.000%	12/1/35	11,695	14,896
	New York NY GO	5.000%	4/1/36	12,750	15,912
	New York NY GO	4.000%	8/1/36	3,015	3,691
	New York NY GO	5.000%	10/1/36	4,000	4,958
	New York NY GO	5.000%	10/1/36	11,460	14,851
	New York NY GO	5.000%	3/1/37	6,000	7,778
	New York NY GO	5.000%	3/1/37	10	11
	New York NY GO	5.000%	3/1/37	3,675	4,883
	New York NY GO	4.000%	8/1/37	22,745	27,389
	New York NY GO	4.000%	8/1/37	3,445	4,195
	New York NY GO	4.000%	10/1/37	24,185	29,137
	New York NY GO	5.000%	12/1/37	9,900	12,577
	New York NY GO	4.000%	8/1/38	20,000	23,949
	New York NY GO	5.000%	3/1/39	1,700	2,246
	New York NY GO	4.000%	8/1/39	4,155	5,028
	New York NY GO	5.000%	8/1/39	10,000	12,832
	New York NY GO	5.000%	10/1/39	2,780	3,578
	New York NY GO	4.000%	3/1/40	1,000	1,218
	New York NY GO	5.000%	3/1/40	5,875	7,563
	New York NY GO	4.000%	8/1/40	3,550	4,288
	New York NY GO	3.000%	3/1/41	6,500	7,164
	New York NY GO	3.000%	10/1/41	21,575	23,579
	New York NY GO	5.000%	12/1/41	31,000	37,826
[9]	New York NY GO PUT	5.000%	12/1/25	2,000	2,343
[2]	New York NY GO VRDO	0.020%	8/2/21	13,600	13,600
[2]	New York NY GO VRDO	0.020%	8/2/21	11,245	11,245
	New York NY GO VRDO	0.020%	8/2/21	3,100	3,100
	New York NY GO VRDO	0.020%	8/2/21	21,055	21,055
[2]	New York NY GO VRDO	0.020%	8/2/21	12,415	12,415
	New York NY GO VRDO	0.030%	8/2/21	11,960	11,960
	New York NY GO VRDO	0.030%	8/2/21	2,300	2,300
	New York NY GO VRDO	0.120%	8/2/21	2,500	2,500
	New York NY GO VRDO	0.120%	8/2/21	3,500	3,500
[2]	New York NY GO VRDO	0.020%	8/4/21	26,100	26,100
[2]	New York NY GO VRDO	0.010%	8/5/21	30,420	30,420
[2]	New York NY GO VRDO	0.020%	8/5/21	22,485	22,485
	New York NY GO VRDO	0.020%	8/5/21	25,000	25,000
[2]	New York NY GO VRDO	0.020%	8/5/21	14,600	14,600
	New York NY GO, Prere.	5.000%	10/1/21	10,545	10,629
	New York NY GO, Prere.	5.000%	4/1/22	17,385	17,955
	New York NY GO, Prere.	5.000%	4/1/22	10,000	10,328
	New York NY GO, Prere.	5.000%	4/1/22	14,780	15,265
	New York NY GO, Prere.	5.000%	8/1/22	5,040	5,287
	New York NY GO, Prere.	5.000%	8/1/22	1,135	1,191
	New York NY GO, Prere.	5.000%	10/1/22	10,985	11,615
	New York NY GO, Prere.	5.000%	10/1/22	23,890	25,260
	New York NY GO, Prere.	5.000%	10/1/22	15,000	15,860
	New York NY GO, Prere.	5.000%	10/1/22	3,715	3,928
	New York NY GO, Prere.	5.000%	10/1/22	3,665	3,875
	New York NY GO, Prere.	5.000%	3/1/23	7,040	7,588
	New York NY GO, Prere.	5.000%	3/1/23	1,500	1,617
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/22	9,280	9,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/28	10,865	11,281
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/29	3,015	3,130
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/30	1,000	1,038
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	9,355	10,649
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	1,650	2,021
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	4,080	4,997
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,785	2,253
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	6,500	7,586
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,775	2,226
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	10,000	11,653
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,345	1,683
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,970	5,780
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	12,000	13,948
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,615	4,187
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	1,800	2,175
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15,010	18,138
[6]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,295	1,657
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	17,500	21,119
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,810	3,257
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	9,000	10,847
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	7,500	8,354
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	4,020	5,102
[6]	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,000	1,164
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	4,595	5,659
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	3,000	3,354
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,085	1,312
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	2,500	3,061
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,750	2,123
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	2,195	2,641
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/35	3,200	3,834

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/36	2,125	2,541
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	100	105
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	6,855	8,282
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	4,755	5,898
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,265	2,873
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,260	2,872
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,473
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	715	923
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,740	2,255
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	2,440	3,169
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,885	2,431
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	3,051
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,800	3,600
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,005	1,284
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,875	2,392
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	800	944
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,400	1,697
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,170
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	450	529
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	750	880
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	2,045
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	850	995
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,000	2,325
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	33,540	34,425
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	7,895	8,103
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	56,335	57,821
[8]	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/22	7,020	7,256
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	7,915	8,513
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	8,605	9,292
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	35,015	37,810

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	10,930	11,665
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	36,095	40,549
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	4,695	4,819
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	6,940	7,404
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	21,265	24,925
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	36,485	44,176
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	10,190	11,422
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	19,540	20,052
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	30,475	35,537
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/26	10,300	10,990
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	10,100	11,307
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	20,000	23,268
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	21,545	26,894
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/27	12,000	13,775
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	15,365	17,930
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	24,910	31,172
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	7,000	8,130
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	31,695	39,509
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	11,580	13,490
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	24,635	31,685
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	14,680	17,950
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	9,960	11,150
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	39,050	48,521
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	35,000	46,117
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	10,015	11,212
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	18,905	19,401
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	20,740	23,296
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,490	1,764
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	53,000	56,551
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	4,000	4,637

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	17,390	17,916
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	7,500	7,696
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,765	2,178
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	57,495	66,772
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	1,070	1,098
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	10,135	10,442
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	33,985	39,383
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	12,000	15,792
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	36,795	41,269
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	31,980	37,002
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	17,080	20,809
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	44,000	57,566
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	2,905	3,373
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	20,000	24,213
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,540	6,746
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,340	11,402
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	20,950	25,531
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	13,305	15,980
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	2,990	3,626
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	12,000	13,320
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	10,000	11,983
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	71,720	79,278
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	13,000	15,548
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	74,365	82,036
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	5,000	6,034
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	17,080	18,696
[2,5]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.050%	8/5/21	7,500	7,500
[2,5]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.050%	8/5/21	6,500	6,500
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	17,225	18,515
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	5	6

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/22	920	944
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/22	3,835	3,934
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/22	1,340	1,375
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	14,570	15,543
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	35	39
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	18
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	18
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
	New York State Dormitory Authority Income Tax Revenue,ETM	5.000%	3/15/24	6,000	6,765
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	1,600	1,913
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/27	3,910	4,813
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	3,000	4,073
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	13,000	16,147
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	10,000	13,376
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	10,000	13,318
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/37	7,000	8,574
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	11,100	13,562
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	10,000	12,176
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	10,000	12,151
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,000	12,129
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	16,380	17,813
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	14,180	15,376
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/21	1,250	1,260
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/21	800	806
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	500	529
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	390	391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	780	786
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,035	1,094
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,250	1,319
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	950	957
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	6,290	6,637
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	1,500	1,584
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	1,000	1,055
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	7,595	8,010
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,056
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,055
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	1,500	1,723
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	750	791
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	65	65
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/27	475	501
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/27	500	527
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/28	200	211
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/28	425	448
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/29	500	527
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/26	3,000	3,691
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/27	2,615	3,218
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,430	2,983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/29	2,155	2,638
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/31	1,315	1,604
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,219
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/28	21,305	27,621
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/32	3,810	4,879
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/35	1,350	1,720
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	19,555	20,151
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	2,730	2,948
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	35,000	41,069
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	12,885	15,119
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,065	2,645
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,505	3,074
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	6,533
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	63,132
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	12,525	15,893
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	7,345
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	32,663
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	21,546
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	37,827
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,995	40,280
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,260	17,604
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	38,335	48,490
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	45,871
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,875	2,371
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	18,500	23,395
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	26,850	34,475
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,860	23,269
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	22,500	28,408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,306
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.500%	10/1/29	20,000	23,509
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	20,000	21,722
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	2,345	2,560
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/24	3,470	3,483
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	195	230
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/27	5,060	5,516
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/27	3,345	3,357
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/28	6,150	6,173
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/29	5,315	5,335
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/30	1,835	1,842
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,040	6,294
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	15,655	19,517
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	4,375	5,621
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	8,000	9,967
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	7,170	9,199
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	9,550	11,890
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	5,420	6,939
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	9,500	11,816
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	6,860	8,768
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	4,745	5,890
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	9,960	12,702
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	5/1/24	1,755	1,758
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.650%	11/1/25	2,500	2,506
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	8/4/21	9,400	9,400
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.040%	8/4/21	60,000	60,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.040%	8/4/21	31,800	31,800
[2]	New York State Housing Finance Agency Local or Guranteed Housing Revenue VRDO	0.030%	8/4/21	21,950	21,950
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	2,045	2,453
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,732

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	810	932
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	600	792
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	125	156
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,100	4,880
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,350	3,982
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	4,025	4,778
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	24,000	31,109
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,000	4,762
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,625	1,925
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/27	10,000	12,508
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/28	10,000	12,862
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/29	47,830	63,023
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	6,165	6,353
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	18,745	19,317
[7]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/22	21,000	21,705
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	11,290	12,190
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	35,535	40,068
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	52,210	58,719
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	4,225	4,954
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	2,500	2,932
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	23,505	28,540
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	5,000	5,392
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	30,000	33,731
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	18,425	21,963
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,055	3,709
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	3,125	3,715
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	6,025	7,262
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	24,145	29,053
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	21,265	27,351
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	10,000	10,773

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	12,550	13,520
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	13,000	17,528
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	16,000	17,232
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	30,000	35,558
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	6,000	7,192
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	28,030	30,188
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	30,890	33,247
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	28,000	30,136
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	30,025	35,466
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	28,920	35,433
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	7,620	8,980
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	44,080	53,997
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	11,620	14,106
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	46,400	56,817
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	8,000	9,602
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	9,800	11,830
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	7,500	8,974
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	29,350	32,076
[2,5]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.040%	8/5/21	10,000	10,000
[2,5]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.050%	8/5/21	9,000	9,000
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.020%	8/5/21	10,000	10,000
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	7,000	9,037
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/21	400	406
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/22	1,000	1,064
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	700	778
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/24	1,150	1,329
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	900	1,110
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	750	949
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	2,125	2,754
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	1,420	1,881

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	1,650	2,182
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	4,005	5,281
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	2,495	3,282
[2,5]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.090%	8/5/21	23,000	23,000
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/27	1,250	1,432
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	27,185	32,236
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	3,695	4,638
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	16,270	21,280
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	1,025	1,171
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	4,100	5,234
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	11,815	15,453
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/33	4,775	6,262
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	8,665	11,286
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,075	5,164
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,875	6,350
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/34	2,880	3,767
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	5,005	6,251
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	2,060	2,675
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	5,030	6,365
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	7,090	8,381
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/35	3,025	3,945
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	8,740	11,309
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	4,500	5,680
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/36	5,000	6,498
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,025	6,331
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	6,035	7,767
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	3,700	4,752
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	16,300	18,817
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	4.000%	10/15/24	2,905	3,261
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	6,000	6,927
[4]	Suffolk County NY GO	5.000%	11/1/28	8,420	10,835

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Suffolk County NY GO	5.000%	11/1/29	10,600	13,812
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	11,000	12,222
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	5,000	5,307
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	8,435	10,472
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	10,230	12,691
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	1,550	1,645
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	28,665	23,855
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	14,855	18,427
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	14,900	17,905
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	3,000	3,713
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	5,255	6,504
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	8,350	10,021
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,425	4,068
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,045	2,427
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	3,460	4,106
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	6,065	7,266
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,565	3,171
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	11,000	13,599
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	16,745	20,696
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	5,000	5,919
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.020%	8/2/21	38,255	38,255
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.030%	8/2/21	11,105	11,105
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.030%	8/2/21	1,355	1,355
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	3,000	3,150
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	20,500	21,998
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	16,615	17,921
[3]	Triborough Bridge & Tunnel Authority Transit Revenue PUT	0.414%	2/1/24	3,195	3,195
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	2,500	3,181
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/30	2,575	3,413
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/31	2,000	2,643
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/32	2,870	3,781

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/33	2,500	3,282
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/35	2,000	2,613
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	1,275	1,653
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	1,155	1,494
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/25	12,000	14,068
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,050	7,320
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	10,430	12,982
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	7,190	8,892
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	8,250	10,140
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	10,000	12,183
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	8,545	10,394
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	6,066
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,000	6,047
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	33,000	36,779
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	20,875	24,998
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	24,870	30,133
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	38,500	46,012
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	17,345	20,987
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	50,905	60,764
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	30,000	35,767
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	5,415	6,827
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,600	3,039
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	2,375	2,773
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	2,965	3,463
Westchester County NY GO	4.000%	7/1/29	5,920	7,100
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	130	131
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,935	1,958
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,505	1,768
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,405	5,513
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,000	3,731

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,490	5,552
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,645	5,713
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,740	3,358
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,160	2,642
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,525	3,077
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,685	4,483
				12,614,008
North Carolina (0.9%)
Buncombe County NC Appropriations Revenue	5.000%	6/1/30	1,000	1,172
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/28	200	258
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/29	250	330
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/31	210	281
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/32	110	147
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/33	120	159
Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/34	175	217
Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/35	150	186
Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/36	150	185
Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/37	300	341
Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/38	310	351
Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/39	435	489
Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/40	485	542
Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/30	1,010	1,286
Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/32	1,445	1,732
Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/33	3,090	3,695
Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/34	3,000	3,578
Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/35	2,500	2,965
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/27	3,470	4,370
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/28	2,200	2,752
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	1,190	1,357
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	2,815	3,517
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/30	3,100	3,856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/31	1,690	2,099
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,168
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/33	2,465	2,877
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	2,062
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/34	2,750	3,741
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	2,250	2,821
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/36	2,155	2,693
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/36	1,840	2,285
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/37	3,160	4,260
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/38	1,500	1,862
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/39	3,300	4,086
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/40	2,500	3,087
[6]	Charlotte NC COP	5.000%	6/1/29	1,560	2,058
[6]	Charlotte NC COP	5.000%	6/1/31	1,390	1,918
[6]	Charlotte NC COP	3.000%	6/1/39	3,685	4,077
[6]	Charlotte NC COP	3.000%	6/1/40	3,870	4,265
[6]	Charlotte NC COP	3.000%	6/1/41	4,060	4,458
	Charlotte NC GO	5.000%	7/1/22	3,305	3,454
	Charlotte NC GO	5.000%	7/1/29	2,550	2,902
	Charlotte NC GO	5.000%	6/1/31	2,305	3,028
	Charlotte NC GO	5.000%	6/1/33	5,940	7,783
	Charlotte NC GO	5.000%	6/1/34	2,370	3,096
	Charlotte NC GO, Prere.	5.000%	7/1/22	3,355	3,506
	Charlotte NC Storm Water Revenue	3.000%	12/1/36	1,000	1,154
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	6,000	7,810
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/31	6,000	8,282
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	3,400	3,400
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	2,630	2,630
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	8,350	8,350
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	6,400	6,400
	Durham Capital Financing Corp. Appropriations Revenue, Prere.	5.000%	6/1/23	3,210	3,498
	Forsyth County NC GO	5.000%	4/1/23	1,200	1,298
	Greensboro NC GO	5.000%	10/1/25	2,000	2,392
	Guilford County NC GO	5.000%	3/1/22	3,720	3,826
	Mecklenburg County NC GO	5.000%	3/1/24	1,875	2,111
	Mecklenburg County NC GO	5.000%	3/1/26	10,000	12,134

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mecklenburg County NC GO	5.000%	12/1/27	2,585	3,203
Mecklenburg County NC GO	5.000%	4/1/29	5,000	5,844
Moore County NC Appropriations Revenue	5.000%	6/1/22	625	650
Moore County NC Appropriations Revenue	5.000%	6/1/23	800	871
Moore County NC Appropriations Revenue	5.000%	6/1/24	330	375
Moore County NC Appropriations Revenue	5.000%	6/1/25	365	430
Moore County NC Appropriations Revenue	5.000%	6/1/26	385	469
Moore County NC Appropriations Revenue	5.000%	6/1/27	365	459
Moore County NC Appropriations Revenue	5.000%	6/1/28	350	452
Moore County NC Appropriations Revenue	5.000%	6/1/29	755	994
Moore County NC Appropriations Revenue	5.000%	6/1/30	650	876
Moore County NC Appropriations Revenue	5.000%	6/1/31	225	310
New Hanover County NC GO	4.000%	8/1/25	2,455	2,821
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	4,000	5,027
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,500	1,885
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,250	1,571
North Carolina Appropriations Revenue	5.000%	5/1/24	13,295	15,069
North Carolina Appropriations Revenue	5.000%	5/1/25	7,930	9,335
North Carolina Appropriations Revenue	5.000%	5/1/26	7,525	9,170
North Carolina Appropriations Revenue	5.000%	5/1/29	25,165	31,299
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	17,440	20,530
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/29	13,750	18,215
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	10,915	14,785
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/32	8,110	9,368
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	10,250	11,800
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	7,000	8,032
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/26	3,285	4,032
North Carolina Educational Facilities Finance Agency College & University Revenue (Duke University Project) VRDO	0.010%	8/5/21	12,380	12,380
North Carolina GO	4.000%	5/1/23	39,470	42,182
North Carolina GO	5.000%	6/1/23	2,000	2,180
North Carolina GO	5.000%	6/1/25	10,000	11,816
North Carolina GO	5.000%	6/1/25	5,000	5,908
North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	13,000	14,580
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	19,100	22,250
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	5,955	6,888
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	12,000	15,370
North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	15,000	17,322
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	2,835	3,107
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,825	1,893
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,035	1,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	502
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	290	344
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	460	532
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	175	196
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	4,150	4,364
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,215	2,772
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	795	930
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	305	367
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	360	422
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	940	1,163
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,695	3,446
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	565	660
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	985	1,206
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	635	706
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,783
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	655	761
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	500	607
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,650	5,529
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,445	1,830
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	625	724
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	650	720
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	12,630	13,252
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,175	1,391
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	500	553
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/35	1,000	1,122
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	650	772
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,225	1,398
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	3,165	3,527
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,468
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/45	1,800	2,197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	325	328
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/40	1,050	1,210
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	4,000	4,000
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/21	8,610	8,679
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/22	9,155	9,679
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,275	1,503
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	3,130
	North Carolina State University at Raleigh College & University Revenue, Prere.	5.000%	10/1/23	2,665	2,947
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,815	2,099
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/26	2,015	2,406
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/27	2,900	3,561
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	4,000	4,896
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	3,425	4,304
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	2,600	3,180
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	3,180	4,079
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	7,175	9,109
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,000	1,204
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,400	1,674
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/34	15,745	20,022
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/35	10,020	12,715
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	22,125	25,497
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/40	3,620	4,437
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	2,000	2,485
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	17,200	17,200
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	10,020	10,020
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/33	1,000	1,172

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/34	1,250	1,462
University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/35	1,100	1,285
University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/34	3,000	3,521
University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/36	1,385	1,614
Wake County NC Appropriations Revenue	5.000%	9/1/25	3,980	4,736
Wake County NC GO	5.000%	9/1/21	2,400	2,409
Wake County NC GO	5.000%	3/1/23	2,500	2,695
Wake County NC GO	5.000%	3/1/23	22,000	23,715
Wake County NC GO	5.000%	4/1/23	5,930	6,417
Wake County NC GO	5.000%	9/1/23	750	827
Wake County NC GO	5.000%	3/1/27	2,525	3,162
Western Carolina University College & University Revenue	3.000%	4/1/35	2,390	2,682
Western Carolina University College & University Revenue	3.000%	4/1/37	2,670	2,977
				780,739
North Dakota (0.0%)
Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	4,008
Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,000	3,509
Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	5,060	6,080
North Dakota Public Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	10/1/33	2,500	2,853
Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,000	2,403
Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,800	2,149
Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,800	2,140
West Fargo Public School District No. 6 GO	3.000%	8/1/33	3,480	3,912
West Fargo Public School District No. 6 GO	3.000%	8/1/34	3,585	4,020
				31,074
Ohio (3.1%)
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/27	1,340	1,642
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	390	497
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	1,210	1,477
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	315	410
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/29	1,315	1,601
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	675	893
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	475	634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/31	1,000	1,213
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	9,800	10,156
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	350	462
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	900	1,095
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	300	364
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/34	3,540	4,273
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	2,745	3,324
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	800	968
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	800	965
	Akron OH Income Tax Revenue	5.000%	12/1/27	5,830	6,043
	Akron OH Income Tax Revenue	4.000%	12/1/28	775	908
	Akron OH Income Tax Revenue	4.000%	12/1/29	1,015	1,185
	Akron OH Income Tax Revenue	4.000%	12/1/30	890	1,037
	Akron OH Income Tax Revenue	4.000%	12/1/31	2,145	2,506
	Akron OH Income Tax Revenue	4.000%	12/1/31	490	568
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,650	1,923
	Akron OH Income Tax Revenue	4.000%	12/1/32	745	860
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,170	1,361
	Akron OH Income Tax Revenue	4.000%	12/1/33	615	712
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	12,395	15,124
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	11,415	14,332
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,110	7,761
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	11,050	14,017
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	6,337
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	9,150	12,216
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	5,750	6,767
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	10,000	11,743
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,600	4,213
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	17,750	21,325
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	8,480	8,480
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	18,865	19,560

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/4/21	10,250	10,250
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/34	4,620	5,714
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/35	3,000	3,704
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/37	4,245	5,216
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/38	2,335	2,864
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/42	5,000	5,127
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/26	8,480	10,185
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/29	3,845	4,845
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/31	9,145	9,386
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/32	13,580	13,937
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	2,375	2,437
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.250%	2/15/22	6,120	6,288
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	1,875	2,137
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/31	1,565	1,777
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/32	1,850	2,097
American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,780	7,917
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,035	2,432
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,410	2,972
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,800	2,283
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,895	2,389
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,040	1,297
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,105	1,373
Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	2,000	2,338
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,000	6,400
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,630	4,837

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	4,500	5,960
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,500	5,930
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	250	327
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,500	1,949
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,000	3,625
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,900	2,290
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,635	5,566
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	54,510	64,109
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	380	475
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	890	1,101
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	10,000	13,554
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	585	721
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,000	11,053
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,985	3,634
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,527
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,715	6,956
[7]	Cincinnati City School District GO	5.250%	12/1/21	5,710	5,807
[7]	Cincinnati City School District GO	5.250%	12/1/22	10,030	10,720
	Cincinnati OH GO	5.000%	12/1/26	1,270	1,571
	Cincinnati OH GO	5.000%	12/1/27	845	1,075
	Cincinnati OH GO	4.000%	12/1/28	1,060	1,282
	Cincinnati OH GO	4.000%	12/1/31	780	927
	Cincinnati OH GO	4.000%	12/1/32	800	949
	Cincinnati OH GO	4.000%	12/1/33	2,150	2,536
	Cincinnati OH Water System Water Revenue	4.000%	12/1/28	2,000	2,398
	Cincinnati OH Water System Water Revenue	4.000%	12/1/29	1,300	1,569
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/28	800	1,020
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	5.000%	1/1/22	2,400	2,449
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	5.000%	1/1/22	2,500	2,551
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	5.000%	1/1/22	2,250	2,296
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/33	1,395	1,636

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,770	2,069
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	3,605	4,207
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,325	2,708
	Cleveland Municipal School District GO	5.000%	12/1/26	1,660	1,765
	Cleveland Municipal School District GO	5.000%	12/1/27	1,050	1,116
	Cleveland Municipal School District GO	5.000%	12/1/28	3,730	4,046
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,815	1,940
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	1,155	1,289
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,308
	Cleveland OH GO	4.000%	12/1/33	310	385
	Cleveland OH GO	4.000%	12/1/34	2,285	2,826
	Cleveland OH GO	4.000%	12/1/35	1,660	2,041
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	5,035	5,567
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	4,800	5,308
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	10,035	11,096
	Cleveland State University College & University Revenue	5.000%	6/1/29	5,000	5,071
	Cleveland State University College & University Revenue	5.000%	6/1/30	5,225	5,299
	Cleveland State University College & University Revenue	5.000%	6/1/31	8,640	8,763
	Cleveland State University College & University Revenue	5.000%	6/1/32	9,060	9,189
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/31	3,175	3,558
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/32	3,340	3,738
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/30	200	261
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/31	200	266
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/32	250	332
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/34	300	395
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/36	300	393
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/39	400	483
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/41	400	480
[4]	Columbus City School District GO	0.000%	12/1/27	14,060	13,146
[4]	Columbus City School District GO	0.000%	12/1/29	11,170	9,952
	Columbus City School District GO	5.000%	12/1/30	5,110	6,173
	Columbus OH GO	5.000%	2/15/22	3,025	3,105
	Columbus OH GO	4.000%	4/1/23	16,630	17,718
	Columbus OH GO	5.000%	7/1/24	5,790	6,607
	Columbus OH GO	4.000%	8/15/24	3,570	3,986
	Columbus OH GO	5.000%	8/15/24	10,325	11,839
	Columbus OH GO	5.000%	7/1/25	1,285	1,520
	Columbus OH GO	4.000%	4/1/26	16,170	18,879

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Columbus OH GO	4.000%	8/15/27	7,500	8,608
Columbus OH GO	5.000%	4/1/30	5,000	6,746
Columbus OH GO	5.000%	4/1/39	7,950	10,192
Columbus OH GO	5.000%	4/1/40	5,050	6,463
Columbus OH Sewer Revenue	5.000%	6/1/30	10,310	12,488
Columbus OH Sewer Revenue	5.000%	6/1/32	3,420	4,130
Columbus State Community College GO	3.000%	12/1/36	1,110	1,248
Columbus State Community College GO	3.000%	12/1/37	1,750	1,954
Columbus State Community College GO	3.000%	12/1/38	1,375	1,531
Cuyahoga Community College District GO	4.000%	12/1/31	2,000	2,311
Cuyahoga Community College District GO	4.000%	12/1/33	1,325	1,525
Cuyahoga County OH GO	3.000%	12/1/31	2,500	2,807
Cuyahoga County OH GO	3.000%	12/1/32	2,000	2,240
Cuyahoga County OH GO	3.000%	12/1/33	4,330	4,836
Cuyahoga County OH GO	3.000%	12/1/34	3,310	3,689
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,545
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,845	3,455
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	1,000	1,117
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	7,145	8,555
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,385	6,406
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	16,500	19,438
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,734
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,304
Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,500	1,670
Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/24	3,750	4,351
Dayton City School District GO	5.000%	11/1/21	9,210	9,318
Dayton City School District GO	5.000%	11/1/22	5,500	5,829
Dublin City School District GO	4.000%	12/1/31	4,250	5,174
Fairfield County OH Health, Hospital, Nursing Home Revenue	5.125%	6/15/33	11,000	11,468
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/25	315	367
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/27	625	764
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/28	835	1,041
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/31	800	1,004
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	665	832
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/34	1,000	1,242
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,683
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/37	640	790
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	1,635	2,012
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	7,000	7,971
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	5,050	5,859

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	13,135	15,239
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	13,855	16,075
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	11,602
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	11,602
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,135	1,418
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,120	1,322
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,645	3,297
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,075	1,262
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	8,140	10,926
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,775	2,203
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,160	1,530
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,535	2,019
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,312
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,309
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,961
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,435	1,731
Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/4/21	7,150	7,150
Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	5,750	5,750
Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	35,805	35,805
Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,507
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,831
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,000	6,288
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	795	1,044
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	870	1,133
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	945	1,227
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	8,115	9,922
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	945	1,223
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	11,540	14,078
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,000	1,309
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	1,050	1,355
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,965	17,017

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/35	1,100	1,417
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,325	1,502
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	12,955	15,757
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/36	2,345	3,014
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	1,495	1,916
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/38	2,620	3,351
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/39	1,375	1,754
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/40	1,100	1,401
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/41	12,000	18,153
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/25	1,125	1,280
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/26	700	819
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/27	1,225	1,406
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/31	1,800	2,060
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,635	1,917
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	11,345	11,345
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	35,000	35,000
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	36,000	36,000
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/23	3,375	3,747
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/24	3,410	3,930
[1]	Hillsdale Local School District COP	4.000%	12/1/28	3,505	4,254
[1]	Hillsdale Local School District COP	4.000%	12/1/29	3,455	4,256
[1]	Hillsdale Local School District COP	4.000%	12/1/31	3,310	4,076
[1]	Hillsdale Local School District COP	4.000%	12/1/33	3,040	3,720
[1]	Hillsdale Local School District COP	4.000%	12/1/35	1,175	1,431
	JobsOhio Beverage System Miscellaneous Revenue, Prere.	5.000%	1/1/23	20,970	22,428
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	1,000	1,037
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	1,750	1,814
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	4,000	4,147
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,675	3,135
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,170	1,369
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	2,255	2,612

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,745	2,020
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	27,270	31,391
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	7,675	7,768
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	790	1,014
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,170	1,497
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,500	1,900
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,897
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,320	1,666
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	3,500	4,408
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,905	3,654
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,750	2,198
	Miami University OH College & University Revenue	5.000%	9/1/31	2,000	2,008
	Miami Valley Career Technology Center GO	5.000%	12/1/31	1,700	2,151
	Miami Valley Career Technology Center GO	5.000%	12/1/32	1,030	1,300
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	330	434
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	5,500	7,008
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,175	13,181
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	820	1,101
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	10,680	13,697
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	675	914
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	8,500	10,814
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	11,600	14,705
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	445	599
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	6,290	7,949
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	5,000	6,303
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	750	1,004
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	12,295	15,472
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	435	581
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	5,285	5,676
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	775	953
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	15,300	19,168

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	450	598
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	7,500	8,706
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	480	636
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	6,470	7,494
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	2,615	2,888
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	500	532
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,325	1,613
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,000	2,301
Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	3,000	3,409
Ohio Appropriations Revenue	5.000%	12/15/22	1,500	1,601
Ohio Appropriations Revenue	5.000%	12/15/23	1,400	1,561
Ohio Appropriations Revenue	5.000%	12/15/25	2,015	2,422
Ohio Appropriations Revenue	5.000%	12/15/26	750	930
Ohio Appropriations Revenue	5.000%	12/1/30	900	1,222
Ohio Appropriations Revenue	5.000%	12/1/31	1,080	1,498
Ohio GO	5.000%	9/15/22	4,090	4,316
Ohio GO	5.000%	5/1/24	5,915	6,701
Ohio GO	5.000%	5/1/24	11,385	12,897
Ohio GO	5.000%	6/15/24	9,900	11,270
Ohio GO	5.000%	6/15/24	420	478
Ohio GO	5.000%	8/1/24	2,900	3,318
Ohio GO	5.000%	9/15/24	12,250	14,084
Ohio GO	5.000%	2/1/25	5,000	5,832
Ohio GO	5.000%	5/1/25	22,615	26,622
Ohio GO	5.000%	5/1/25	660	777
Ohio GO	5.000%	5/1/25	2,340	2,755
Ohio GO	5.000%	6/15/26	1,015	1,241
Ohio GO	5.000%	8/1/26	25,360	31,127
Ohio GO	5.000%	9/1/26	10,000	12,306
Ohio GO	5.000%	11/1/26	7,080	8,758
Ohio GO	4.000%	2/1/27	8,220	8,529
Ohio GO	5.000%	2/1/27	11,595	13,944
Ohio GO	5.000%	5/1/27	5,085	6,172
Ohio GO	5.000%	5/1/27	1,000	1,254
Ohio GO	5.000%	6/15/27	3,000	3,229
Ohio GO	5.000%	6/15/27	625	786
Ohio GO	5.000%	9/15/27	2,410	3,054
Ohio GO	5.000%	11/1/27	6,635	8,438
Ohio GO	5.000%	3/15/29	3,805	4,275
Ohio GO	5.000%	3/1/31	7,840	9,731
Ohio GO	5.000%	5/1/31	1,335	1,563
Ohio GO	5.000%	9/1/31	9,370	10,503
Ohio GO	5.000%	3/1/32	8,230	10,206
Ohio GO	5.000%	9/1/32	9,850	11,025
Ohio GO	5.000%	11/1/32	3,500	4,093
Ohio GO	5.000%	3/1/33	8,645	10,725
Ohio GO	5.000%	5/1/33	3,000	3,807
Ohio GO	5.000%	5/1/33	8,075	9,450
Ohio GO	5.000%	6/15/33	16,465	19,787
Ohio GO	5.000%	9/1/33	10,355	11,582

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio GO	5.000%	3/1/34	9,075	11,251
	Ohio GO	5.000%	5/1/34	3,250	4,113
	Ohio GO	5.000%	9/1/34	10,885	12,169
	Ohio GO	5.000%	3/1/35	8,530	10,559
	Ohio GO	5.000%	5/1/35	9,525	11,855
	Ohio GO	5.000%	6/15/35	19,795	23,789
	Ohio GO	5.000%	9/1/35	11,445	12,792
	Ohio GO	5.000%	3/1/36	10,005	12,357
	Ohio GO	5.000%	3/15/36	5,000	5,588
	Ohio GO	5.000%	5/1/36	6,060	7,052
	Ohio GO	5.000%	6/15/36	18,000	21,631
	Ohio GO	5.000%	3/1/37	10,505	12,951
	Ohio GO	5.000%	5/1/37	19,940	24,718
	Ohio GO	5.000%	3/1/38	9,030	11,115
	Ohio GO	5.000%	6/15/39	3,000	3,868
	Ohio GO VRDO	0.010%	8/4/21	8,950	8,950
	Ohio GO, Prere.	5.000%	5/1/22	13,500	13,997
	Ohio GO, Prere.	5.000%	5/1/22	10,220	10,596
	Ohio GO, Prere.	5.000%	6/15/22	2,000	2,086
	Ohio GO, Prere.	5.000%	6/15/22	20,490	21,367
	Ohio Government Fund/Grant Revenue	5.000%	12/15/22	5,330	5,689
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	4,165	4,644
	Ohio Government Fund/Grant Revenue	5.000%	12/15/25	9,050	10,877
	Ohio Government Fund/Grant Revenue	5.000%	12/15/26	22,350	27,726
	Ohio Government Fund/Grant Revenue	5.000%	12/15/27	9,150	11,668
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	23,250	28,270
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	15,825	19,191
	Ohio Government Fund/Grant Revenue, Prere.	5.000%	6/15/22	3,275	3,414
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	365	465
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	455	589
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,200	2,789
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	565	742
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,500	1,898
[6]	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	2,180	2,930
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	715	927
[6]	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	1,580	2,163
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	845	1,092
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	3,150	3,973
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,550	3,285
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	7,825	9,256
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,440	1,849
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,576
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,000	3,532
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,890	2,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,680	1,982
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	3,460	4,118
[4]	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	150	153
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.100%	8/2/21	10,500	10,500
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/39	2,455	3,083
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	2,500	2,749
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/34	1,505	1,887
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/37	1,730	2,157
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/35	4,960	6,312
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	5,375	6,760
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	12,690	12,690
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/4/21	10,000	10,000
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/22	4,500	4,588
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	8,150	8,150
	Ohio Lease (Appropriation) Revenue	4.000%	2/1/22	5,670	5,781
	Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	1,000	1,046
	Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	1,805	1,888
	Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	2,250	2,353
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/23	2,075	2,228
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/23	5,375	5,771
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,000	1,105
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	3,505	3,874
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	1,020	1,195
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	1,475	1,817
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	2,570	3,165
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,150	3,649
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,540	3,216
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,650	3,355
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,310	3,826
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,025	1,290
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,100	1,425
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	3,475	4,007
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	2,400	3,132
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	1,190	1,493
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	2,000	2,649
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/30	3,300	4,401
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/31	2,900	3,951
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/31	2,450	3,091
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/31	2,400	3,317

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Lease (Appropriation) Revenue	5.000%	4/1/32	2,215	2,786
Ohio Lease (Appropriation) Revenue	5.000%	10/1/32	1,620	2,016
Ohio Lease (Appropriation) Revenue	5.000%	10/1/32	4,410	6,151
Ohio Lease (Appropriation) Revenue	5.000%	4/1/33	1,610	2,020
Ohio Lease (Appropriation) Revenue	5.000%	10/1/35	1,450	1,789
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/29	815	1,068
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/37	840	1,123
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/38	1,015	1,353
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/39	1,000	1,330
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/36	5,980	7,596
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/37	5,000	6,336
Ohio Lease (Appropriation) Revenue VRDO	0.010%	8/4/21	26,500	26,500
Ohio Special Obligation Revenue	5.000%	12/1/25	3,500	4,196
Ohio Special Obligation Revenue	5.000%	10/1/37	5,080	6,408
Ohio Special Obligation Revenue, Prere.	5.000%	4/1/27	3,020	3,779
Ohio State University College & University Revenue VRDO	0.010%	8/4/21	900	900
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	2,000	2,142
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/29	3,000	3,223
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	16,510	19,482
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,000	5,000
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/33	13,980	16,456
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/35	10,000	12,417
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	3,905	2,926
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/36	17,060	21,128
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	3,540	2,578
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	7,385	9,126
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	9,975	6,675
Ohio Water Development Authority Lease Revenue	5.000%	6/1/25	10,000	11,812
Ohio Water Development Authority Lease Revenue	5.000%	12/1/25	10,000	12,022
Ohio Water Development Authority Lease Revenue	5.000%	12/1/25	4,325	5,199
Ohio Water Development Authority Lease Revenue	5.000%	12/1/30	1,220	1,670
Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	9,390	12,355
Ohio Water Development Authority Lease Revenue	5.000%	12/1/39	6,025	7,893
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	13,955	18,411
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	17,770	23,382

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/23	5,875	6,546
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	3,475	3,952
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	3,725	4,478
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	10,525	13,072
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	10,010	12,595
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	16,000	20,125
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	23,040	29,043
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	24,680	31,099
Ohio Water Development Authority Water Revenue	5.000%	12/1/27	6,135	7,828
Ohio Water Development Authority Water Revenue	5.000%	12/1/35	500	683
Ohio Water Development Authority Water Revenue	5.000%	12/1/36	3,500	4,770
Ohio Water Development Authority Water Revenue	5.000%	12/1/37	1,750	2,378
Ohio Water Development Authority Water Revenue	5.000%	12/1/38	5,650	7,658
Ohio Water Development Authority Water Revenue	5.000%	12/1/39	1,500	2,028
Penta Career Center COP	5.250%	4/1/23	2,480	2,564
Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	4,000	5,065
University of Akron College & University Revenue	5.000%	1/1/31	2,175	2,406
University of Cincinnati College & University Revenue	5.000%	6/1/22	2,605	2,711
University of Cincinnati College & University Revenue	5.000%	6/1/28	1,000	1,280
University of Cincinnati College & University Revenue	5.000%	6/1/29	920	1,205
University of Cincinnati College & University Revenue	5.000%	6/1/31	685	899
University of Cincinnati College & University Revenue	4.000%	6/1/34	2,215	2,670
University of Cincinnati College & University Revenue	4.000%	6/1/35	1,250	1,504
University of Cincinnati College & University Revenue	4.000%	6/1/37	1,680	2,010
University of Cincinnati College & University Revenue	4.000%	6/1/38	2,015	2,406
University of Cincinnati College & University Revenue, Prere.	5.000%	6/1/22	6,385	6,646
University of Cincinnati College & University Revenue, Prere.	5.000%	6/1/22	1,000	1,041
University of Toledo College & University Revenue	5.000%	6/1/30	1,000	1,076
Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,215	1,449
				2,737,382
Oklahoma (0.4%)
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/26	785	916

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/27	1,510	1,800
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/28	1,750	2,088
Edmond Public Works Authority Sales Tax Revenue	5.000%	7/1/29	1,185	1,483
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	7,680	9,493
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	880	883
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	925	972
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	970	1,063
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	5,000	5,694
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,020	1,161
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,525	4,152
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,075	1,266
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,325	6,464
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,130	1,372
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,545
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,185	1,476
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,540	4,268
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,310	1,617
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,380	1,694
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,450	1,774
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/23	2,585	2,827
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	1,500	1,706
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	3,030	3,447
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/26	13,505	15,336
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/27	3,060	3,469
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/28	2,020	2,289
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/29	2,500	2,834
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/30	2,500	2,835
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/36	1,305	1,594
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/37	1,500	1,828

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/38	2,005	2,440
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/39	2,500	3,037
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/40	1,500	1,820
Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	20,400	23,878
Oklahoma City OK GO	3.000%	3/1/23	3,985	4,169
Oklahoma City OK GO	4.000%	3/1/30	1,900	2,236
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/23	1,665	1,821
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/29	3,600	4,395
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/31	4,255	4,642
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/32	5,000	5,452
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/32	1,850	2,254
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/33	2,500	3,045
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/34	4,385	5,335
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,010	2,359
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,795	2,098
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,810	2,113
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,430	4,000
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	3,105	3,613
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	11,000	12,180
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,270	1,518
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,075	2,543
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/29	1,900	2,375
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	4,535	5,585
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	16,015	19,525
Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	3,770	4,376
Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	6,055	7,029
Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	410	487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	560	725
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/30	1,245	1,645
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	1,500	1,778
	Oklahoma State University College & University Revenue	5.000%	9/1/28	2,500	3,233
	Oklahoma State University College & University Revenue	5.000%	9/1/29	3,500	4,627
	Oklahoma State University College & University Revenue	5.000%	9/1/29	255	337
	Oklahoma State University College & University Revenue	5.000%	9/1/30	1,500	2,025
	Oklahoma State University College & University Revenue	5.000%	9/1/30	365	493
	Oklahoma State University College & University Revenue	4.000%	9/1/32	470	599
	Oklahoma State University College & University Revenue	4.000%	9/1/33	315	400
	Oklahoma State University College & University Revenue	4.000%	9/1/36	980	1,234
	Oklahoma State University College & University Revenue	4.000%	9/1/39	935	1,167
	Oklahoma State University College & University Revenue	3.000%	9/1/40	515	578
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	560
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	10,135	12,571
	Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/34	3,500	3,836
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/34	2,500	3,049
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/35	3,575	4,357
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/38	2,455	2,837
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/39	3,350	3,870
	Oklahoma Water Resources Board Revenue	2.000%	4/1/34	1,600	1,682
	Oklahoma Water Resources Board Revenue	2.125%	4/1/36	1,745	1,784
	Oklahoma Water Resources Board Revenue	5.000%	10/1/36	1,000	1,221
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	7/1/23	15,825	17,009
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/25	1,000	1,176
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	350	416
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/24	3,770	4,319
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/25	6,450	7,655
	Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/28	1,000	1,079
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/28	10,805	12,674

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/29	11,370	13,273
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/31	1,000	1,164
University of Oklahoma College & University Revenue	5.000%	7/1/29	1,000	1,197
				339,241
Oregon (1.0%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	2,000	2,513
Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	1,250	931
Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/37	1,375	991
Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/38	1,900	1,323
Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	11,905	14,780
Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/37	16,370	20,131
Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/28	3,500	4,394
Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/29	3,000	3,756
Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/30	2,245	2,799
Clackamas County School District No. 86 Canby GO	4.000%	6/15/25	100	114
Clackamas County School District No. 86 Canby GO	4.000%	6/15/32	300	373
Clackamas County School District No. 86 Canby GO	4.000%	6/15/33	400	496
Clackamas County School District No. 86 Canby GO	4.000%	6/15/34	550	678
Clackamas County School District No. 86 Canby GO	4.000%	6/15/35	580	713
Forest Grove OR College & University Revenue	5.000%	5/1/30	550	630
Forest Grove OR College & University Revenue	5.000%	5/1/36	2,500	2,843
Lane County School District No. 4J Eugene GO	3.000%	6/15/29	1,515	1,660
Marion County OR School District No. 103 Woodburn GO	5.000%	6/15/30	2,000	2,353
Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	600	774
Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/29	600	790
Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/30	600	805
Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/31	1,000	1,339
Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/32	650	867

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/33	800	1,063
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	1,250	1,656
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/36	1,500	1,978
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/37	1,725	2,269
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/38	2,200	2,887
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	13,250	15,989
	Multnomah County OR GO	5.000%	6/15/27	7,100	8,962
	Multnomah County OR GO	5.000%	6/15/28	44,990	58,398
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/27	8,000	10,072
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/29	9,480	11,137
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	12,160	13,742
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/41	8,000	8,921
	Ohio GO	5.000%	5/1/30	3,850	4,809
	Ohio GO	4.000%	5/1/38	7,900	9,893
	Ohio GO	4.000%	8/1/38	2,625	3,303
	Ohio GO	4.000%	8/1/40	2,855	3,566
	Oregon (Q State Project) GO	5.000%	5/1/23	2,500	2,715
	Oregon (Q State Project) GO	5.000%	5/1/27	1,875	2,356
	Oregon (Q State Project) GO	5.000%	5/1/32	3,370	4,176
	Oregon (Q State Project) GO	5.000%	5/1/33	3,095	3,826
	Oregon (Q State Project) GO	5.000%	5/1/34	2,675	3,300
	Oregon (Q State Project) GO	5.000%	5/1/34	4,000	5,470
	Oregon (Q State Project) GO	5.000%	5/1/35	2,750	3,388
	Oregon (Q State Project) GO	5.000%	5/1/35	4,500	6,140
	Oregon (Q State Project) GO	5.000%	5/1/36	3,180	4,325
	Oregon (Q State Project) GO	5.000%	5/1/37	4,365	5,356
	Oregon City School District No. 62 GO	5.000%	6/15/38	2,635	3,340
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	3,115	3,601
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	9,100	11,265
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/37	17,840	23,362
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	13,575	16,753
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	15,070	19,693
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	25,025	30,806
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/39	18,000	23,469
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,020	2,339
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	5,500	6,369

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	9,500	11,002
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,500	2,895
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	3,000	3,474
Oregon GO	5.000%	8/1/22	2,660	2,791
Oregon GO	5.000%	6/1/23	2,830	3,085
Oregon GO	5.000%	8/1/23	2,100	2,306
Oregon GO	4.000%	6/1/24	1,595	1,769
Oregon GO	5.000%	8/1/24	2,200	2,520
Oregon GO	5.000%	12/1/30	2,000	2,470
Oregon GO	5.000%	6/1/34	1,500	2,055
Oregon GO	5.000%	6/1/34	1,400	1,918
Oregon GO	5.000%	6/1/35	750	1,025
Oregon GO	5.000%	6/1/36	850	1,158
Oregon GO	5.000%	6/1/36	1,000	1,363
Oregon GO, Prere.	5.000%	5/1/23	2,915	3,164
Oregon GO, Prere.	5.000%	5/1/23	2,060	2,236
Oregon GO, Prere.	5.000%	11/1/23	1,440	1,598
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/27	595	687
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/29	750	863
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/30	700	804
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/31	700	804
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,148
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/33	1,100	1,261
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/34	1,280	1,467
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/35	1,200	1,376
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	300	381
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	600	775
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	600	786
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,220	1,568
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	4,100	4,923
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,796
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/22	1,000	1,061
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/23	1,250	1,382
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/26	1,810	2,025

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	2,025	2,257
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/28	2,500	2,777
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/29	1,420	1,572
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,306
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	3,286
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,756
Oregon State Lottery Revenue	5.000%	4/1/23	1,430	1,547
Oregon State Lottery Revenue	5.000%	4/1/23	6,355	6,875
Oregon State Lottery Revenue	5.000%	4/1/23	3,550	3,841
Oregon State Lottery Revenue	5.000%	4/1/23	2,110	2,283
Oregon State Lottery Revenue	5.000%	4/1/25	2,130	2,399
Oregon State Lottery Revenue	5.000%	4/1/25	8,015	9,028
Oregon State Lottery Revenue	5.000%	4/1/25	5,440	6,378
Oregon State Lottery Revenue	5.000%	4/1/26	2,275	2,663
Oregon State Lottery Revenue	5.000%	4/1/26	2,445	2,862
Oregon State Lottery Revenue	5.000%	4/1/29	8,000	9,322
Oregon State Lottery Revenue	5.000%	4/1/30	4,705	5,827
Oregon State Lottery Revenue	5.000%	4/1/30	8,850	10,961
Oregon State Lottery Revenue	5.000%	4/1/30	1,000	1,310
Oregon State Lottery Revenue	5.000%	4/1/31	3,530	4,355
Oregon State Lottery Revenue	5.000%	4/1/31	1,015	1,321
Oregon State Lottery Revenue	5.000%	4/1/32	4,475	5,808
Oregon State Lottery Revenue	5.000%	4/1/33	4,000	4,920
Oregon State Lottery Revenue	5.000%	4/1/33	3,980	5,148
Oregon State Lottery Revenue	5.000%	4/1/34	2,595	3,185
Oregon State Lottery Revenue	5.000%	4/1/34	2,135	2,754
Oregon State Lottery Revenue	5.000%	4/1/35	4,000	4,903
Oregon State Lottery Revenue	5.000%	4/1/36	1,670	2,042
Oregon State Lottery Revenue	5.000%	4/1/36	2,000	2,564
Oregon State Lottery Revenue	5.000%	4/1/38	3,215	4,103
Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	11,010	11,909
Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	5,560	6,014
Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	5,545	5,998
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/26	1,165	1,423
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/27	1,920	2,406
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/32	1,610	1,968
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/33	2,310	2,821
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	3,049
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/35	3,680	4,155
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/37	2,160	2,697

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/38	1,025	1,278
Port of Morrow OR GO	4.000%	12/1/38	1,455	1,721
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,720	2,020
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,020	1,198
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,190	1,395
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,504
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	10,560	12,313
Portland Community College District GO	5.000%	6/15/25	1,530	1,807
Portland OR (Portland Building Project) GO	5.000%	6/15/35	6,160	7,835
Portland OR (Portland Building Project) GO	5.000%	6/15/36	5,950	7,550
Portland OR (Portland Building Project) GO	5.000%	6/15/37	6,005	7,603
Portland OR (Portland Building Project) GO	5.000%	6/15/38	4,000	5,055
Portland OR (Portland Building Project) GO	5.000%	6/15/39	5,045	6,364
Portland OR GO	5.000%	6/1/24	1,790	2,035
Portland OR GO	5.000%	6/1/25	1,900	2,244
Portland OR GO (Public Improvement Project)	5.000%	6/1/24	580	659
Portland OR GO (Public Improvement Project)	5.000%	6/1/25	620	732
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	300	389
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,280	2,910
Salem-Keizer School District No. 24J GO	5.000%	6/15/28	735	948
Salem-Keizer School District No. 24J GO	5.000%	6/15/29	1,800	2,378
Salem-Keizer School District No. 24J GO	5.000%	6/15/30	925	1,249
Salem-Keizer School District No. 24J GO	5.000%	6/15/31	9,965	13,385
Salem-Keizer School District No. 24J GO	5.000%	6/15/32	8,600	11,515
Salem-Keizer School District No. 24J GO	5.000%	6/15/33	2,200	2,936
Salem-Keizer School District No. 24J GO	5.000%	6/15/34	6,000	7,958
Salem-Keizer School District No. 24J GO	5.000%	6/15/35	4,850	6,402
Salem-Keizer School District No. 24J GO	5.000%	6/15/36	15,475	19,637
Salem-Keizer School District No. 24J GO	5.000%	6/15/37	12,500	15,826
Salem-Keizer School District No. 24J GO	5.000%	6/15/38	10,000	12,638
Seaside School District No. 10 GO	5.000%	6/15/29	1,425	1,793
Seaside School District No. 10 GO	5.000%	6/15/32	2,015	2,511
Seaside School District No. 10 GO	5.000%	6/15/34	2,475	3,066
Seaside School District No. 10 GO	5.000%	6/15/35	2,000	2,471
Seaside School District No. 10 GO	5.000%	6/15/36	2,500	3,080
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/31	5,460	6,788
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/32	4,115	5,105
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/25	1,865	2,200
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	10,000	12,340
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	12,120	14,926
Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	2.125%	11/15/27	1,000	1,004
				863,244

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania (5.0%)
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	1,410	1,622
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	8,605	10,386
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	15,000	18,640
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	14,500	18,193
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	8,040	10,248
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	14,025	18,045
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	3,430	4,440
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	8,500	10,762
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	1,465	1,936
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	7,000	8,807
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/30	2,600	3,503
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	10,000	12,526
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,000	7,814
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	2,385	3,277
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	11,000	13,741
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	7,000	9,091
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	11,000	13,707
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	4,800	6,216
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	8,475	10,534
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	5,250	6,779

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	6,000	7,446
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	6,790	8,149
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	4,750	5,880
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	8,070
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	6,500	7,494
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,360	2,806
	Allegheny County PA GO	5.000%	11/1/25	7,625	9,097
	Allegheny County PA GO	5.000%	11/1/29	12,065	14,806
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/23	3,725	4,141
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/29	425	549
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/29	225	291
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/30	300	395
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/30	250	329
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/34	830	1,031
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	400	496
[4]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	1,200	1,386
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	675	834
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/37	600	739
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/38	750	922
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/40	415	508
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	1,240	1,460
[1]	Allentown City School District GO	5.000%	2/1/29	3,150	4,050
[1]	Allentown City School District GO	5.000%	2/1/30	4,275	5,609
[1]	Allentown City School District GO	5.000%	2/1/33	5,000	6,482
[1]	Allentown City School District GO	5.000%	6/1/33	1,545	1,840
[1]	Allentown City School District GO	5.000%	6/1/34	2,000	2,377
[1]	Allentown City School District GO	4.000%	2/1/35	2,500	2,990
[1]	Allentown City School District GO	5.000%	2/1/37	2,550	3,270
[1]	Allentown City School District GO	5.000%	6/1/37	1,500	1,777
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/24	2,795	2,896
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	2,500	2,589
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	2,000	2,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/28	2,310	2,385
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	3,740	3,858
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/31	3,000	3,091
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/32	2,575	2,652
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,200	1,235
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	5,500	6,606
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	2,750	3,360
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	2,500	2,991
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	3,000	3,497
[1]	Armstrong School District GO	5.000%	3/15/28	2,070	2,639
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/26	570	648
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/30	1,065	1,210
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/31	5,560	5,825
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,825	1,908
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/34	1,735	1,953
[4]	Bermudian Springs School District GO	5.000%	5/1/29	1,530	1,904
[4]	Bermudian Springs School District GO	5.000%	5/1/31	1,955	2,417
[6]	Bethlehem Area School District GO	5.000%	11/15/29	860	1,138
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	376
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/31	1,300	1,682
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/32	1,100	1,424
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/33	1,800	2,322
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/34	1,500	1,928
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/35	1,250	1,604
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/36	1,350	1,727
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/41	1,275	1,610
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/25	1,195	1,424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/26	1,000	1,230
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/27	570	719
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/29	1,000	1,269
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	2,168
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	2,273
	Capital Region Water Water Revenue	5.000%	7/15/26	1,000	1,195
	Capital Region Water Water Revenue	5.000%	7/15/27	1,075	1,318
	Capital Region Water Water Revenue	5.000%	7/15/28	1,500	1,881
	Centennial School District Bucks County GO	5.000%	12/15/30	1,530	2,049
	Centennial School District Bucks County GO	5.000%	12/15/32	1,235	1,644
	Centennial School District Bucks County GO	5.000%	12/15/36	1,500	1,966
	Centennial School District Bucks County GO	5.000%	12/15/37	1,555	2,028
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	12/1/21	12,500	12,722
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,350	1,684
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,100	2,602
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	1,465	1,578
	Chester County IDA Recreational Revenue	5.000%	12/1/33	4,350	5,864
	Chester County IDA Recreational Revenue	5.000%	12/1/34	4,795	6,435
	Chester County IDA Recreational Revenue	5.000%	12/1/35	2,500	3,348
	Chester County IDA Recreational Revenue	5.000%	12/1/36	2,165	2,891
	Chester County IDA Recreational Revenue	4.000%	12/1/37	1,250	1,535
	Chester County IDA Recreational Revenue	4.000%	12/1/38	1,500	1,836
	Chester County IDA Recreational Revenue	4.000%	12/1/40	2,500	3,041
	Chester County IDA Recreational Revenue	4.000%	12/1/41	2,740	3,324
[4]	Coatesville School District GO	5.000%	8/1/24	5,385	6,127
[4]	Coatesville School District GO	5.000%	8/1/25	4,045	4,769
[1]	Coatesville School District GO	0.000%	10/1/34	1,530	1,052
[1]	Coatesville School District GO	0.000%	10/1/36	4,000	2,504
	Colonial School District GO	5.000%	2/15/36	1,000	1,228
	Colonial School District GO	5.000%	2/15/37	1,015	1,245
	Colonial School District GO	5.000%	2/15/38	1,560	1,911
	Colonial School District GO	5.000%	2/15/39	1,350	1,651
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	950	1,186
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/28	1,000	1,280
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,000	1,306
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	7,000	7,286
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	875	911
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	5,500	6,446
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	8,500	10,287
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,500	4,356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	12,235	15,611
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,000	5,060
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,000	3,769
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,875	2,324
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,100	5,074
[4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,000	5,789
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	13,000	13,967
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	25,655	28,205
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	34,200	38,178
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	46,000	52,514
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	24,500	28,061
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	6,445	7,546
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	60,000	71,104
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	35,000	42,128
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	37,910	46,465
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	24,500	30,187
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	20,000	25,267
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	15,375	18,918
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	6,000	7,035
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	35,000	45,418
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	3,160	3,872
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	11,550	12,533
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	54,785	64,241
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	17,000	19,468
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	24,400	26,844
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	19,000	21,698
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	44,000	51,276
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	40,000	47,825
	Commonwealth of Pennsylvania GO	4.000%	5/15/33	11,000	13,839
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	43,000	51,282
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,000	5,613
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	18,900	22,500
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	40,255	45,142
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	6,345	7,230
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	14,000	16,400
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	6,910	7,846
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	8,000	9,350
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	17,440	20,504
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	1,725	1,710
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	10,000	9,869
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	11,500	11,272
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	30,700	29,946
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	30,000	29,078
	Commonwealth of Pennsylvania GO, ETM	5.000%	6/1/22	19,450	20,245
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	4,705	4,771
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	7,500	8,112
	Conestoga Valley School District GO	4.000%	2/1/27	250	293
	Conestoga Valley School District GO	4.000%	2/1/28	535	644
	Conestoga Valley School District GO	4.000%	2/1/30	465	553
	Conestoga Valley School District GO	4.000%	2/1/31	500	590
	Conestoga Valley School District GO	4.000%	2/1/32	325	382
	Conestoga Valley School District GO	4.000%	2/1/34	1,445	1,760
	Conestoga Valley School District GO	3.000%	2/1/35	2,115	2,309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Conestoga Valley School District GO	4.000%	2/1/35	1,000	1,216
	Conestoga Valley School District GO	4.000%	2/1/37	1,130	1,365
	Conestoga Valley School District GO	4.000%	2/1/39	640	767
	Conestoga Valley School District GO	4.000%	2/1/40	750	896
	Council Rock School District GO	2.000%	8/15/41	2,645	2,555
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	2,050	2,454
[5]	Dauphin County General Authority College & University Revenue	5.000%	10/15/30	2,300	2,715
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,850
	Dauphin County PA GO	5.000%	11/15/28	1,000	1,277
	Delaware County Authority College & University Revenue	5.000%	10/1/30	2,400	2,932
	Delaware County Authority College & University Revenue	4.000%	12/1/31	1,000	1,160
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/30	2,035	2,530
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	3,500	4,294
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	4,850	5,163
[8]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	16,655	21,807
	Delaware Valley Regional Finance Authority Lease Revenue	2.000%	10/1/29	6,100	6,501
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	970	1,207
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	1,060	1,296
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/38	1,575	1,960
	Easton Area School District GO	4.000%	4/1/30	2,300	2,570
	Easton Area School District GO	5.000%	2/1/31	1,580	1,997
[2]	Emmaus General Authority Revenue VRDO	0.020%	8/4/21	1,500	1,500
	Exeter Township School District GO	4.000%	5/15/28	4,265	5,099
[1]	Fairview School District GO	3.000%	9/15/33	650	733
[1]	Fairview School District GO	3.000%	9/15/34	650	732
[1]	Fairview School District GO	3.000%	9/15/36	500	558
[1]	Fairview School District GO	3.000%	9/15/37	500	555
[1]	Fairview School District GO	3.000%	9/15/38	1,000	1,107
[1]	Gateway School District Alleghany County GO	3.000%	10/15/34	2,430	2,766
[1]	Gateway School District Alleghany County GO	3.000%	10/15/37	3,030	3,403
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	2,585	2,893
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,245	1,388
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,250	6,870
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,000	2,398
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	10,010	13,055
[2]	General Authority of Southcentral Pennsylvania Health, Hospital, Nursing Home Revenue VRDO	0.040%	8/5/21	17,500	17,500
[4]	Harrisburg School District GO	5.000%	11/15/26	4,560	5,578
[4]	Harrisburg School District GO	5.000%	11/15/27	1,410	1,772
	Haverford Township School District GO	3.000%	3/1/35	3,925	4,311
	Lackawanna County IDA College & University Revenue	5.000%	11/1/28	800	996

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lackawanna County IDA College & University Revenue	5.000%	11/1/29	450	557
	Lackawanna County IDA College & University Revenue	5.000%	11/1/30	430	530
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	6,730	8,248
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,430	1,747
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,385	1,691
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,000	3,646
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,000	3,640
[2]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Homes Project) VRDO	0.030%	8/2/21	13,750	13,750
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,750	6,391
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/29	985	1,182
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/30	400	476
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/31	500	593
	Latrobe IDA College & University Revenue	5.000%	3/1/30	160	196
	Latrobe IDA College & University Revenue	5.000%	3/1/31	200	248
	Latrobe IDA College & University Revenue	4.000%	3/1/35	415	467
	Latrobe IDA College & University Revenue	4.000%	3/1/36	425	476
	Latrobe IDA College & University Revenue	4.000%	3/1/37	245	274
	Latrobe IDA College & University Revenue	4.000%	3/1/38	225	251
	Latrobe IDA College & University Revenue	4.000%	3/1/41	250	277
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,065	2,666
	Lower Merion School District GO	4.000%	11/15/29	8,755	10,862
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/26	530	632
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/27	5,490	6,524
[4]	Luzerne County PA GO	5.000%	12/15/25	500	589
[4]	Luzerne County PA GO	5.000%	12/15/25	400	471
[4]	Luzerne County PA GO	5.000%	12/15/26	1,000	1,212
[4]	Luzerne County PA GO	5.000%	12/15/26	500	606
[4]	Luzerne County PA GO	5.000%	12/15/27	500	621
[4]	Luzerne County PA GO	5.000%	12/15/27	500	621
	Lycoming County Authority College & University Revenue	5.000%	10/1/21	1,030	1,038
	Lycoming County Authority College & University Revenue	5.000%	10/1/22	1,025	1,081
	Lycoming County Authority College & University Revenue	5.000%	10/1/24	745	850
	Lycoming County Authority College & University Revenue	5.000%	10/1/25	1,085	1,280
	Lycoming County Authority College & University Revenue	5.000%	10/1/26	675	821
	Middletown Area School District GO, Prere.	5.000%	3/1/22	3,030	3,117
	Middletown Area School District GO, Prere.	5.000%	3/1/22	3,375	3,472
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	7,125	7,488
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,245

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,050	2,486
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,165	2,698
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,040	5,153
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	7,205	9,190
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	4,000	5,095
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	2,010	2,505
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	2,020	2,577
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/29	1,370	1,784
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/30	1,520	1,967
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	4,500	5,799
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	3,995	5,118
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	3,000	3,576
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,380
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,500	1,781
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	7,000	7,280
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	6,000	6,240
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	8,500	8,840
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	8,000	8,531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	4,665	5,182
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	7,840	9,032
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/26	7,435	8,600
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/27	3,500	4,033
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,385	1,637
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,455	1,712
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/29	3,850	4,410
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/31	8,350	9,514
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/32	9,055	10,301
[4]	Montour School District GO	5.000%	4/1/32	3,245	3,796
[4]	Moon Area School District GO	4.000%	11/15/30	3,235	3,829
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	5,855	6,371
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	6,925	7,500
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,515	1,899
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,145	1,430
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,244
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,241
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,250	1,546
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,420	2,983
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,494
	North Allegheny School District GO	4.000%	5/1/34	1,020	1,236
	North Allegheny School District GO	4.000%	5/1/35	1,015	1,228
	North Allegheny School District GO	4.000%	5/1/36	760	917
[4]	North Pocono School District GO	4.000%	9/15/29	2,175	2,651
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	0.020%	8/5/21	5,750	5,750
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,815	3,214
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,025	2,395
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,175	3,865
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	5,205	6,276
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	7,720	9,294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	8,130	9,779
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,195	1,383
[4]	Octorara Area School District GO	4.000%	4/1/28	1,000	1,199
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,455	1,562
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,050	3,413
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	2,265	2,582
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,390
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	3,035	3,453
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,300	6,533
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	4,705	5,340
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,130	5,228
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	3,325	4,252
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	10,015	12,632
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	6,000	6,798
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	9,000	10,965
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	3,195	4,178
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	4,270	5,371
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,500	3,334
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,020	2,531
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	12,965	14,673
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,000	2,658

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,185	2,728
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	6,965	7,878
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/32	1,150	1,568
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,265	2,821
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	10,000	11,305
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	10,000	10,851
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/33	1,200	1,630
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,840	2,422
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/34	1,470	1,991
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	5,000	5,857
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/35	1,225	1,656
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/36	1,300	1,753
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	4,000	4,672
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	1,700	2,051
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	3,550	4,358
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	2,950	3,614
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	1,300	1,579
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/23	8,220	9,088
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,435	1,500
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/24	7,040	8,108
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	1,670	1,743
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/25	5,070	6,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,690	1,761
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	4,625	5,496
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	9,550	11,349
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/27	700	733
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/28	1,650	1,728
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/28	830	1,063
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,330	1,551
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,500	1,966
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/30	500	524
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	2,250	3,012
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,000	1,332
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,125	1,347
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/32	1,000	1,047
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,327
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	8,500	9,710
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	10,000	11,401
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/35	4,500	5,281
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,000	4,572
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	3,000	3,917
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	12,590	16,399
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/42	1,200	1,254
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	2,065	2,133
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,140	1,177
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,120	1,157
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,085	3,186
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	2,985	3,083
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,500	3,615

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/22	1,745	1,823
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,040	2,575
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,510	1,901
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,760	2,231
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	950	1,224
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,100	1,443
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,040	1,363
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,370	3,082
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	6,500	7,569
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	5,000	5,815
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,245	1,498
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	7,630	8,858
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,265	1,491
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,220	2,664
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,800	2,109
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,225	1,426
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,585	1,840
[2,5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	8/6/21	6,945	6,945
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	500	633
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	100	127
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	500	643
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	11,850	12,946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania State University College & University Revenue	5.000%	9/1/21	620	622
	Pennsylvania State University College & University Revenue	5.000%	9/1/21	1,400	1,405
	Pennsylvania State University College & University Revenue	4.000%	9/1/27	4,800	5,640
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	5,040	6,161
	Pennsylvania State University College & University Revenue	5.000%	9/1/29	5,025	6,128
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,800	2,193
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,650	2,010
	Pennsylvania State University College & University Revenue	5.000%	9/1/34	5,125	6,386
	Pennsylvania State University College & University Revenue	4.000%	9/1/35	1,690	1,957
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	1,350	1,634
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	4,400	5,476
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/23	3,015	3,352
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/26	1,475	1,823
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,850	2,284
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,770	1,884
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	27,855	31,585
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	11,910	14,018
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	37,930	44,642
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	2,070	2,436
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	10,250	12,252
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,485	43,151
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,000	42,711
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	3,395	4,132
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	2,320	2,773
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,275	6,384
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	1,270	1,587
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,085	6,355
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,230	1,558
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	5,140	6,197
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,775	2,205

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	9,365	11,634
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	3,500	4,287
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,465	1,850
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,267
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,152
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	3,030	3,598
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	7,635	9,184
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,340	1,687
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,330	1,679
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	2,000	2,304
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/30	5,165	6,195
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,810	3,521
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,820	3,545
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	4,000	4,610
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,225	2,713
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	7,110	8,525
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	5,570	6,985
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,095	3,886
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	25,500	29,406
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,785	4,365
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	2,000	2,661
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	14,615	17,520
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	3,125	3,834
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	17,500	21,470
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	31,235	36,018
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,748
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	4,251
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,000	2,653
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	9,950	11,926
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,500	5,740

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	7,250	9,044
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,420	3,019
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,940	5,671
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	23,000	26,519
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,525	7,215
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	875	1,181
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	8,160	10,039
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,600	3,237
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,770	3,173
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,025	4,770
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,250	1,671
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,625	2,186
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,850	2,491
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	22,500	26,901
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,215	2,760
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,737
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	30,420	36,980
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,668
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,600	2,148
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,120	5,530
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,000	2,688
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	25,790	30,767
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,970	4,932
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	4,000	4,733
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	15,075	19,581
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,350	1,798
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,270	12,420
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,295	7,803
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,640	16,374
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,375	7,876

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	2,320	3,081
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,000	16,028
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,780	2,046
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	8,000	10,659
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	3,470	4,618
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,650	3,236
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	5,800	7,070
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,000	2,446
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,000	2,643
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	4,000	4,631
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	3,870	4,708
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	6,750	8,211
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,000	2,440
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	3,440	4,537
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,000	2,426
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	6,240	7,570
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	1,000	1,083
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	2,540	3,081
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.020%	8/5/21	48,300	48,300
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.030%	8/5/21	21,990	21,990
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.030%	8/5/21	28,400	28,400
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,190	2,333
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,165	2,307
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	1,825	1,944
[2,4,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.060%	8/2/21	11,135	11,135
[2,4,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.060%	8/2/21	25,895	25,895
	Pennsylvania Turnpike Commission Rev Highway Revenue	5.000%	12/1/30	6,795	8,324
	Perkiomen Valley School District GO	4.000%	2/15/31	4,000	4,437
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/28	420	517
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	765	828
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/29	220	268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/30	145	176
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/30	525	622
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	620	768
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/24	6,500	7,305
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/25	7,925	9,244
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/26	12,860	14,921
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/27	6,750	7,824
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/28	3,525	4,088
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/28	2,455	3,147
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/29	2,500	2,901
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/29	795	911
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/29	2,730	3,574
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/30	4,275	5,560
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,650	3,433
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,850	3,681
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/33	5,250	6,761
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/34	3,250	3,752
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/35	7,135	8,230
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,250	2,677
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	1,145	1,319
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,875	2,227
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/39	6,660	7,865
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/40	8,715	10,273
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,010	1,251
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,900	2,350
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,830	4,728
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	3,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,220	7,240
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	3,000	3,641
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	5,230	6,336
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/26	5,025	6,022
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/28	5,280	6,693
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/21	7,265	7,322
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/23	5,590	6,152
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	6,425	7,282
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	2,390	2,725
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,525	2,973
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/26	1,750	2,115
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,000	1,174
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,500	1,822
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,479
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	3,500	4,328
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	6,820	8,416
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	5,000	6,162
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,875	3,535
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,000	2,619
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,595	1,956
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,370	1,791
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	770	946
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,500	3,259
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,400	1,715
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	3,455	4,471
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,860	4,985
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.030%	8/5/21	2,600	2,600
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.030%	8/5/21	9,785	9,785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,920	6,791
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	15,155	17,855
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	6,885	8,305
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,670	3,226
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,345	1,616
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,000	4,763
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,495	2,964
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/36	4,000	4,171
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	10,000	10,417
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,110	1,458
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,165	1,559
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	10,375	13,662
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,450	2,992
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	1,455	1,777
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	1,265	1,540
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	9,000	10,918
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	8,160	9,876
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	5,165	6,219
	Philadelphia PA GO	5.000%	8/1/23	7,310	8,020
	Philadelphia PA GO	5.000%	8/1/29	5,000	5,882
	Philadelphia PA GO	5.000%	8/1/34	2,640	3,246
[6]	Philadelphia PA GO	5.000%	5/1/35	9,000	11,999
[6]	Philadelphia PA GO	5.000%	5/1/36	9,000	11,959
[6]	Philadelphia PA GO	4.000%	5/1/37	3,500	4,284
	Philadelphia PA GO	5.000%	8/1/37	1,370	1,678
[6]	Philadelphia PA GO	4.000%	5/1/38	4,045	4,939
[6]	Philadelphia PA GO	4.000%	5/1/39	3,000	3,654
[6]	Philadelphia PA GO	4.000%	5/1/40	5,500	6,684
[6]	Philadelphia PA GO	4.000%	5/1/41	5,000	6,060
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	1/1/23	2,410	2,576
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/23	2,030	2,219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/24	3,800	4,330
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/26	5,510	6,270
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/26	7,155	8,824
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,175	1,453
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/27	3,875	4,901
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/27	1,585	2,009
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/28	1,815	2,313
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,665	5,907
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	5,925	7,464
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	5,750	7,222
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/33	1,300	1,633
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,380	7,156
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	7,500	10,080
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/35	11,000	12,309
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	2,000	2,507
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	13,390	17,963
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/35	510	686
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	1,670	2,091
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	14,075	18,839
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/36	1,550	2,079
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	1,750	2,188
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	12,500	16,657
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/37	1,770	2,364
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	13,000	17,256
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	2,200	2,924
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	5,000	6,616
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/39	2,725	3,599
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	5,000	6,598
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/40	6,000	7,879
[4,11]	Philadelphia School District GO	5.000%	6/1/24	1,960	2,205
[1]	Philadelphia School District GO	5.000%	9/1/25	19,955	23,648
	Philadelphia School District GO	5.000%	9/1/26	2,295	2,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia School District GO	5.000%	9/1/29	2,010	2,648
	Philadelphia School District GO	5.000%	9/1/30	3,225	4,219
	Philadelphia School District GO	5.000%	9/1/31	3,000	3,909
	Philadelphia School District GO	5.000%	9/1/32	2,100	2,471
	Philadelphia School District GO	5.000%	9/1/32	4,425	5,753
	Philadelphia School District GO	5.000%	9/1/33	1,500	1,943
	Philadelphia School District GO	4.000%	9/1/36	2,960	3,555
	Philadelphia School District GO	4.000%	9/1/39	4,520	5,390
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	0.040%	8/5/21	43,070	43,070
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/29	2,750	3,582
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/31	4,000	5,244
	Pittsburgh PA GO	5.000%	9/1/32	500	657
	Pittsburgh PA GO	5.000%	9/1/33	500	655
	Pittsburgh School District GO	5.000%	9/1/25	1,850	2,196
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,000	1,314
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	1,000	1,309
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	550	718
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	1,000	1,342
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	680	909
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	500	667
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/35	1,755	2,273
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/36	2,000	2,584
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/37	2,275	2,932
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/38	2,250	2,894
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/39	2,000	2,567
[3,4]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	0.670%	12/1/23	8,990	9,069
[1]	Plum Boro PA School District GO	5.000%	9/15/23	1,000	1,091
[4]	Pocono Mountain School District GO	4.000%	9/1/22	2,155	2,240
	Port Authority of Allegheny County Sales Tax Revenue	5.000%	3/1/29	13,685	17,534
[4]	Reading School District GO	5.000%	3/1/26	1,235	1,476
[4]	Reading School District GO	5.000%	3/1/36	1,250	1,518
	Rose Tree Media School District GO	5.000%	4/1/26	2,990	3,609
	Rose Tree Media School District GO	5.000%	4/1/27	1,830	2,222
	Rose Tree Media School District GO	5.000%	4/1/28	1,690	2,047
	Rose Tree Media School District GO	5.000%	4/1/29	700	846
	Scranton PA School District GO	5.000%	6/1/25	2,500	2,907
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/29	1,000	1,187
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/30	1,145	1,355
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/31	1,055	1,246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/33	115	135
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/25	1,030	1,183
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/26	880	1,044
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	3,100	3,100
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,542
	State Public School Building Authority College & University Revenue	5.000%	5/1/24	3,290	3,710
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/24	2,660	3,056
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/25	2,880	3,365
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	3,445	4,010
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/27	3,130	3,630
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	4/1/22	2,020	2,084
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	21,000	23,609
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	9,505	11,045
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/26	31,500	37,606
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	15,000	18,371
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	7,290	8,904
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,400	10,235
	State Public School Building Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	4/1/22	1,365	1,410
[4]	State Public School Building Authority Lease Revenue	5.000%	6/1/27	600	745
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/35	3,195	4,067
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/36	3,360	4,266
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/37	2,530	3,203
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/38	2,460	3,109
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/41	4,690	5,805
	Unionville-Chadds Ford School District GO	5.000%	6/1/24	1,255	1,425
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	18,000	20,877
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	1,375	1,556
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/38	4,195	4,823

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/22	125	129
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	150	160
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	230	254
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	230	260
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	345	400
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	330	409
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	400	507
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/29	700	906
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/30	550	724
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,775
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	15,000	16,476
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/28	1,970	2,227
[1]	William Penn School District GO	4.000%	11/15/29	2,140	2,569
[1]	William Penn School District GO	3.000%	11/15/39	1,000	1,086
[1]	Woodland Hills School District GO	4.000%	9/1/36	1,290	1,515
[1]	Woodland Hills School District GO	4.000%	9/1/37	1,340	1,570
[1]	Woodland Hills School District GO	4.000%	9/1/38	1,395	1,631
[1]	Woodland Hills School District GO	4.000%	9/1/39	1,455	1,698
					4,411,246
Puerto Rico (0.5%)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.250%	7/1/29	5,000	5,226
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/22	10,000	10,232
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/21	2,585	2,626
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	2,695	2,864
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	2,270	2,512
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	2,575	2,954
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	2,725	3,232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	2,775	3,391
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	4,735	5,941
[4,10]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/26	1,000	1,266
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	4,586	4,416
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	36,156	33,151
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	66,751	58,301
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	11,766	9,504
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	4,819	3,618
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	227,321	258,341
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	20,408	23,193
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	1,890	2,174
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	31,460	36,197
					469,139
Rhode Island (0.2%)
	Narragansett Bay Commission Sewer Revenue, Prere.	5.000%	2/1/25	11,000	12,829
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/28	515	617
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/32	650	780
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/35	1,575	1,885
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/37	500	597
	Rhode Island GO	3.000%	5/1/32	8,170	9,292
	Rhode Island GO	3.000%	5/1/33	8,420	9,548
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/25	1,135	1,248
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/27	2,000	2,444
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/29	500	639
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/30	400	509
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/30	250	336
[6]	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/30	380	510
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/31	400	508
[6]	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/31	400	547
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/32	500	633
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/33	450	569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/33	440	597
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	100	135
[6]	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	465	629
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/35	130	176
[6]	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/35	500	675
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/36	360	485
[6]	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/36	300	404
[6]	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/37	675	834
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/37	395	531
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/38	400	536
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/39	770	1,029
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	805	987
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	590	721
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/45	1,000	1,161
[2]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.020%	8/4/21	24,420	24,420
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.020%	8/5/21	8,700	8,700
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	2,370	2,647
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	4,500	5,200
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5,000	5,733
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,000	2,382
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,000	5,878
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	3,000	3,455
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	1,000	1,085
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.500%	9/1/23	6,000	6,672
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	5,500	6,170
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/33	2,125	2,662

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/34	3,355	4,181
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	2,685	3,336
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	3,000	3,728
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/36	2,870	3,549
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/37	3,460	4,254
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/38	2,000	2,449
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	5,000	6,106
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	5,000	6,106
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/40	1,230	1,499
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	2,500	3,038
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	3,000	3,646
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	10,205	11,162
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	7,432
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	2.250%	6/1/41	2,505	2,676
					190,557
South Carolina (1.0%)
	Aiken County SC Consolidated School District GO	5.000%	3/1/24	7,980	8,983
	Aiken County SC Consolidated School District GO	4.000%	4/1/37	2,450	2,950
	Berkeley County SC Combined Utility System Water Revenue, Prere.	5.000%	6/1/23	8,170	8,895
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/30	605	793
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/32	1,200	1,564
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/33	620	806
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,296
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/35	750	971
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/36	1,140	1,471
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/37	905	1,165
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/38	800	1,028
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/39	500	641
	Charleston County SC GO	5.000%	11/1/21	2,765	2,799
	Charleston County SC GO	5.000%	11/1/26	12,690	15,728
	Charleston County SC GO	4.000%	11/1/28	12,000	14,447
	Charleston County SC GO	4.000%	11/1/33	6,955	8,305
	Charleston County SC GO	4.000%	11/1/34	7,410	8,825

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	10,150	11,291
Clemson University College & University Revenue	5.000%	5/1/22	4,860	5,037
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/28	475	608
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/29	1,750	2,067
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/30	1,000	1,181
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/31	1,060	1,251
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/31	605	783
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/32	1,250	1,474
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/32	1,450	1,871
Dorchester County School District No. 2 Lease (Appropriation) Revenue	4.000%	12/1/25	8,805	9,576
Dorchester County School District No. 2 Lease (Appropriation) Revenue	4.000%	12/1/26	9,760	10,603
Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/29	3,520	4,024
Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/33	4,120	4,666
Fort Mill School District No. 4 GO	4.000%	3/1/31	2,890	3,418
Fort Mill School District No. 4 GO	3.000%	3/1/32	5,550	6,293
Fort Mill School District No. 4 GO	3.125%	3/1/33	5,720	6,512
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	5,010	5,787
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	4,030	4,648
Horry County SC GO	4.000%	3/1/24	1,370	1,505
Horry County SC School District GO	5.000%	3/1/23	3,890	4,191
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/24	1,180	1,360
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/25	1,105	1,318
Kershaw County SC School District GO	5.000%	3/1/29	8,210	10,336
Lancaster County SC School District GO	5.000%	3/1/23	2,185	2,353
Lancaster County SC School District GO	5.000%	3/1/24	3,390	3,816
Lancaster County SC School District GO	5.000%	3/1/26	3,950	4,787
Lancaster County SC School District GO	4.000%	3/1/30	4,860	5,751
Lancaster County SC School District GO	4.000%	3/1/31	7,190	8,505
Lancaster County SC School District GO	4.000%	3/1/32	6,485	7,660
Lancaster County SC School District GO	4.000%	3/1/33	5,800	6,836
Lancaster County SC School District GO	4.000%	3/1/34	6,040	7,103
Lexington County Health Services District Inc Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	290	336
Lexington County Health Services District Inc Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	10	12
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,090	1,340
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,035	4,076
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,250	1,579

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	5,145	6,448
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,640	2,043
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/31	1,525	1,779
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	2,250	2,619
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/33	400	464
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,000	3,521
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,065	5,949
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	11,305	13,262
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,615	1,895
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	2,210	2,236
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	300	363
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	375	453
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/26	1,000	1,120
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/27	2,075	2,324
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/30	1,000	1,116
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,500	2,791
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/33	2,750	3,071
	Myrtle Beach SC Hotel Occupancy Tax Revenue	4.500%	6/1/34	2,500	2,710
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/36	4,000	4,468
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/26	4,000	4,587
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/29	3,390	3,869
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/30	5,210	5,945
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	49,795	54,002
[7]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/22	9,950	9,930
[7]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/23	8,780	8,706
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/23	1,405	1,501
[7]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/24	2,400	2,360
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	2,050	2,287
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	3,000	3,475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	2,800	2,809
[10]	Piedmont Municipal Power Agency Miscellaneous Revenue	5.000%	1/1/29	8,600	8,629
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/23	2,245	2,490
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/24	2,445	2,818
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	2,000	2,337
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/27	2,500	2,915
	South Carolina GO	5.000%	4/1/25	1,460	1,715
	South Carolina GO	5.000%	4/1/27	1,200	1,504
	South Carolina GO	5.000%	4/1/27	1,525	1,911
	South Carolina GO	5.000%	4/1/29	1,175	1,550
	South Carolina GO	5.000%	4/1/29	1,325	1,748
	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue	4.000%	6/1/36	1,000	1,095
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	11,180	13,869
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	7,000	8,909
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	892
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	960	1,215
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	870	1,095
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	627
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	500	623
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	18,500	22,862
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/27	3,725	4,463
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/28	2,500	2,982
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/29	2,185	2,594
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	11,740	12,874
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	7,850	8,608

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	6,325	7,566
South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/31	1,850	2,470
South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/32	2,675	3,554
South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/33	1,025	1,246
South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/34	2,100	2,546
South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/35	500	604
South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/37	5,750	6,918
South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/40	12,385	14,774
South Carolina Public Service Authority Electric Power and Light Revenue	3.000%	12/1/41	9,900	10,789
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	10,240	11,369
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	13,985	16,144
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	5,975	6,882
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,500	6,317
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	4,900	5,624
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	15,365	17,605
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/29	9,325	10,665
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/30	12,615	14,387
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	14,180	16,170
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/32	8,535	9,741
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/33	10,465	11,939
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	4,385	5,002
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	3,850	4,622
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	1,340	1,608
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	400	480
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	3,265	3,969
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	20,000	23,873
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	4,650	5,642
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	22,515	24,850
South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	5.000%	12/1/36	5,000	5,076
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	5,945	6,564

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	4.000%	10/1/28	6,500	7,406
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	13,970	17,936
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	30,000	38,394
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	220	286
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	285	376
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	500	657
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	500	655
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	535	698
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	500	602
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,050	1,258
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	1,500	1,790
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/24	1,000	1,142
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/25	1,440	1,698
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/35	2,730	3,653
	York County School District No. 1 GO	4.000%	3/1/29	2,805	3,162
					841,758
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,000	1,081
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	670	742
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	749
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	600	690
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	675	776
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,025	1,178
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,235	2,757
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,825	2,096
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,179

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,735	2,128
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,415	1,624
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,905	5,964
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,000	3,636
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,815	2,212
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	3,640	4,411
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/34	11,985	13,727
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	8,250	9,454
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,855	3,467
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	1,685	1,930
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	26,000	28,065
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	4,000	4,000
South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	5,000	5,448
				97,314
Tennessee (1.2%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	2,500	3,127
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,720	2,203
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,887
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,946
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,205	2,838
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,283
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,916

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	740	943
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,005	1,275
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	760	962
Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/28	2,315	2,745
Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/31	2,250	2,643
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	700	769
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,445	1,649
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,485	1,689
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,400	2,716
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	5,325	6,025
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	5,615	6,348
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	6,520	7,362
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	6,340	7,154
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	3,865	4,358
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,315	2,806
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,850	2,361
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,540	1,958
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,360	1,718
Hamilton County TN GO	5.000%	4/1/24	1,925	2,174
Hamilton County TN GO	5.000%	5/1/30	4,000	4,332
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	700	890
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,000	1,256
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/31	5,880	6,677
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,740	3,429

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/32	8,780	9,970
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/33	9,240	10,493
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,135	2,663
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/34	7,725	8,772
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,243
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,455	3,050
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,125	1,147
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	4,860	5,188
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,281
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,290	5,189
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	200	236
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	6,000	7,511
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,360	6,497
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	4,000	4,842
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,435	7,783
Knox County TN GO	5.000%	6/1/28	2,480	3,201
Knox County TN GO	5.000%	6/1/29	1,510	1,991
Memphis TN Gas Natural Gas Revenue	4.000%	12/1/33	1,030	1,222
Memphis TN GO	5.000%	11/1/25	1,240	1,373
Memphis TN GO	5.000%	5/1/28	3,145	3,160
Memphis TN GO	5.000%	5/1/30	1,715	1,723
Memphis TN GO	4.000%	6/1/30	9,265	10,765
Memphis TN GO	4.000%	6/1/31	8,635	10,020
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/34	2,060	2,400
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/35	2,245	2,606
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/36	930	1,078
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/37	2,435	2,824
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/38	1,285	1,487
Memphis TN Water Revenue	4.000%	12/1/33	1,000	1,196
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/22	1,900	1,986

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	2,250	2,459
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	2,255	2,568
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	4,650	5,493
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	2,000	2,442
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	500	628
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	500	644
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	500	657
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,600	2,141
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,675	2,227
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,765	2,339
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,850	2,444
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,445	1,903
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,219
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	1,210
[6]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/29	205	244
[6]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/30	215	254
[6]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,000	1,148
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	250	307
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,000	1,042
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,075	1,343
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,245
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,245
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,210	1,502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,250	1,552
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	1,040	1,286
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	750	928
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/32	645	796
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/33	1,000	1,233
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/34	1,200	1,480
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/36	1,250	1,541
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,055	1,301
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/28	14,675	18,767
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/29	20,000	26,234
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32	8,830	10,442
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/25	3,750	4,443
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,645	2,166
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,972
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,700	2,228
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,170	5,451
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,200	2,869
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,485	3,233
	Murfreesboro TN GO	4.000%	6/1/26	4,770	5,434
	Murfreesboro TN GO	4.000%	6/1/27	4,965	5,648
	Murfreesboro TN GO	4.000%	6/1/28	5,160	5,862
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/32	1,885	1,597
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	300	247
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/34	2,600	2,081
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/35	4,050	3,138
[9]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/29	1,400	1,457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/30	1,500	1,583
[9]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/31	1,000	1,072
	Public Building Authority of Sevier County TN Lease Revenue VRDO	0.030%	8/2/21	15,500	15,500
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,365	1,590
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,490	1,820
[4]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	19,525	19,525
	Shelby County TN GO	5.000%	3/1/26	1,165	1,198
	Shelby County TN GO	3.125%	4/1/32	6,145	7,092
	Shelby County TN GO	4.000%	4/1/32	5,705	6,970
	Shelby County TN GO	4.000%	4/1/33	6,055	7,376
	Shelby County TN GO	4.000%	4/1/35	7,200	8,729
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	112,955	128,527
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	48,015	57,744
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/21	725	728
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	10,175	10,416
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	10,975	12,218
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	5,915	6,777
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	5,815	6,710
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,240	2,698
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	22,600	27,352
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/29	1,275	1,657
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/30	1,000	1,324
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/31	3,615	4,873
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	91,685	97,222
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	46,990	53,380
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	34,500	46,393
	Tennessee GO	5.000%	8/1/22	2,000	2,099
	Tennessee GO	5.000%	8/1/22	3,000	3,148
	Tennessee GO	5.000%	8/1/23	3,630	3,987
	Tennessee GO	5.000%	9/1/24	2,000	2,296
	Tennessee GO	5.000%	9/1/24	1,850	2,124
	Tennessee GO	5.000%	9/1/24	1,180	1,355
	Tennessee GO	5.000%	9/1/24	1,150	1,320
	Tennessee GO	5.000%	9/1/24	4,300	4,937
	Tennessee GO	5.000%	2/1/25	2,530	2,954
	Tennessee GO	5.000%	11/1/30	4,200	5,757
	Tennessee GO	5.000%	9/1/36	5,005	6,268

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tennessee GO	5.000%	9/1/37	5,005	6,262
Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/37	145	147
Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,160	5,647
Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/25	3,450	4,128
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/22	3,105	3,295
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/23	3,580	3,970
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/24	2,560	2,954
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/25	5,000	5,761
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/32	3,860	5,085
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/37	3,570	4,641
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/39	5,480	7,093
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,055	2,372
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,305	2,661
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,555	1,795
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,400	1,616
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,500	1,732
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,150	1,328
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	4,185	5,006
Williamson County TN GO	5.000%	4/1/26	2,140	2,603
Williamson County TN GO, Prere.	4.000%	5/1/23	3,000	3,204
Wilson County TN GO	5.000%	4/1/25	3,435	4,029
Wilson County TN GO	5.000%	4/1/29	2,940	3,869
				1,012,343
Texas (9.4%)
Alamo Community College District GO	5.000%	8/15/25	1,250	1,486
Alamo Community College District GO	5.000%	8/15/26	2,150	2,639
Alamo Community College District GO	5.000%	8/15/27	1,250	1,579
Alamo Community College District GO	5.000%	8/15/28	1,750	2,266
Alamo Community College District GO	5.000%	8/15/29	2,500	3,311
Alamo Community College District GO	5.000%	8/15/37	3,000	3,740

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alamo Heights Independent School District GO	4.000%	2/1/30	835	977
	Alamo Heights Independent School District GO	4.000%	2/1/31	810	941
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/26	2,670	3,147
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/27	1,500	1,763
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/29	3,090	3,624
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/31	3,055	3,581
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/33	3,755	4,396
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/34	3,945	4,613
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/35	4,140	4,834
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/36	4,350	5,072
	Aldine Independent School District GO	5.000%	2/15/28	1,945	2,255
	Aldine Independent School District GO	5.000%	2/15/28	8,000	9,274
	Aldine Independent School District GO	4.000%	2/15/31	12,120	13,562
	Aldine Independent School District GO	4.000%	2/15/32	12,660	14,147
	Aldine Independent School District GO	5.000%	2/15/37	1,065	1,337
	Alief Independent School District GO	5.000%	2/15/23	2,600	2,796
	Alief Independent School District GO	5.000%	2/15/26	2,635	3,179
	Alief Independent School District GO	4.000%	2/15/29	2,780	3,197
	Allen Independent School District GO	5.000%	2/15/24	1,200	1,348
	Allen Independent School District GO	5.000%	2/15/31	1,070	1,279
	Allen Independent School District GO	5.000%	2/15/32	1,000	1,194
	Alvin TX Independent School District GO	5.000%	2/15/29	5,440	6,531
	Alvin TX Independent School District GO	4.000%	2/15/30	11,090	12,065
[6]	Alvin TX Independent School District GO	3.000%	2/15/37	3,000	3,350
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	240	300
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	205	245
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	383
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	75	89
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/29	80	90
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	235	307
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	500	611
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	85	96
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	515	626
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	90	101
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/32	310	374
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	380	457
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	330	395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,600	1,914
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	375	447
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	1,250	1,491
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	170	189
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,100	1,309
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,500	1,785
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	900	1,069
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,875	2,226
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	470	557
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,625	1,925
	Arlington TX Independent School District GO	5.000%	2/15/24	4,560	5,122
	Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,205
	Arlington TX Independent School District GO	5.000%	2/15/29	1,560	1,875
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/27	1,345	1,633
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/28	750	932
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/29	1,000	1,236
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/30	1,000	1,229
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/31	1,565	1,915
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/33	1,700	2,072
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/34	3,000	3,649
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,300	4,105
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,235	3,930
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/36	4,595	5,700
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/36	3,850	4,666
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/37	2,800	3,466
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/37	4,000	4,837
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/38	5,035	6,222
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/39	2,170	2,149
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/41	4,400	4,313
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	800	965
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/29	800	976
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/30	2,350	2,897
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	2,700	3,330
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/34	4,065	4,967
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/35	1,500	1,826
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/36	4,280	5,198
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/37	1,600	1,938
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	1,250	1,371

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	1,015	1,159
Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	1,535	1,819
Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/26	1,035	1,221
Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/28	1,750	2,054
Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	700	783
Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/26	850	976
Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/27	2,030	2,383
Austin Independent School District GO	4.000%	8/1/33	9,000	10,452
Austin Independent School District GO, Prere.	5.000%	8/1/24	1,225	1,402
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	2,035	2,468
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,200	2,664
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/37	4,500	5,454
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,000	1,215
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/25	4,750	5,048
Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/29	3,000	3,140
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/30	1,565	2,066
Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/31	10,645	11,133
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/32	1,690	2,222
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	6,035	7,397
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	1,540	2,022
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	3,935	4,814
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	1,575	2,064
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	3,025	3,693
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	2,040	2,670
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/36	2,060	2,693
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/37	3,010	3,928
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/38	2,020	2,632
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/39	4,750	6,180
Austin TX GO	5.000%	9/1/26	10,000	11,918
Austin TX GO	5.000%	9/1/27	6,530	8,047
Austin TX GO	5.000%	9/1/29	2,855	3,278
Austin TX GO	5.000%	9/1/30	1,240	1,423
Austin TX GO	5.000%	9/1/31	2,140	2,455
Austin TX GO	5.000%	9/1/33	4,315	4,946

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	5,000	5,309
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/31	4,000	4,245
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/32	10,705	12,088
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	11,410	12,864
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	12,075	13,603
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	5,615	6,918
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	1,655	1,965
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,900	9,687
Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	11/15/21	350	355
Beaumont Independent School District GO	5.000%	2/15/26	1,560	1,881
Beaumont Independent School District GO	3.000%	2/15/31	1,500	1,616
Belton Independent School District GO	5.000%	2/15/29	1,530	1,997
Bexar County Hospital District GO	5.000%	2/15/25	1,630	1,904
Bexar County Hospital District GO	5.000%	2/15/26	2,220	2,681
Bexar County Hospital District GO	5.000%	2/15/29	1,000	1,072
Bexar County Hospital District GO	5.000%	2/15/30	1,895	2,031
Bexar County Hospital District GO	5.000%	2/15/31	1,895	2,195
Bexar County Hospital District GO	5.000%	2/15/32	2,750	3,184
Bexar County TX GO	5.000%	6/15/27	5,000	6,117
Bexar County TX GO	5.000%	6/15/28	3,520	4,299
Bexar County TX GO	5.000%	6/15/29	4,850	5,908
Bexar County TX GO	4.000%	6/15/33	2,750	3,167
Bexar County TX GO	4.000%	6/15/34	2,000	2,296
Bexar County TX GO	4.000%	6/15/34	1,260	1,489
Bexar County TX GO	4.000%	6/15/35	3,565	4,300
Bexar County TX GO	4.000%	6/15/36	6,080	7,321
Bexar County TX GO	4.000%	6/15/36	1,825	2,198
Bexar County TX GO	5.000%	6/15/36	3,550	4,411
Bexar County TX GO	4.000%	6/15/37	3,315	3,898
Bexar County TX GO	4.000%	6/15/37	5,940	7,136
Bexar County TX GO	4.000%	6/15/38	2,860	3,429
Bexar County TX GO	4.000%	6/15/39	3,300	3,949
Bexar County TX GO	4.000%	6/15/40	2,000	2,390
Bexar County TX GO, Prere.	5.000%	6/15/23	41,500	45,300
Bexar County TX GO, Prere.	5.000%	6/15/24	5,000	5,695
Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	500	755
Board of Regents of the University of Texas System College & University Revenue VRDO	0.020%	8/5/21	7,635	7,635
Canyon Independent School District GO	5.000%	2/15/26	2,500	3,013
Carrollton TX GO	5.000%	8/15/22	1,070	1,125
Carrollton TX GO	5.000%	8/15/23	1,455	1,601
Carrollton TX GO	5.000%	8/15/24	1,250	1,433
Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,000	1,209
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	750	764
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	725	773
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	2,375	2,643

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,180	1,312
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/25	4,650	4,510
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,558
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	6,490	6,204
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/27	7,850	7,373
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	2,900	3,445
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	6,610	7,851
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	5,500	5,047
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,275	1,490
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/29	5,220	4,669
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,580	2,051
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	785	1,012
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	800	1,039
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/30	4,355	3,790
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	3,450	4,090
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,172
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,865	2,474
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	825	1,086
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	600	796
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/31	4,880	4,132
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,275	1,488
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,420	1,872
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	905	1,181
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	250	296
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,985	2,312
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,000	1,300
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	750	1,011
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	4,000	3,220
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,170	1,415
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,070	1,289

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,440	1,672
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	2,000	2,358
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,310	1,523
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,000	1,342
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/34	4,000	3,135
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,080	1,302
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,150	1,381
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,245	1,444
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	3,700	4,352
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,355	1,572
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	750	1,002
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/35	4,950	3,777
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,135	1,360
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,500	2,896
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	3,350	3,937
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,000	2,317
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,025	1,331
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	675	898
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	945	1,131
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	3,250	3,815
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	600	794
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/37	5,525	3,966
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,000	2,388
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,405	2,861
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/37	1,000	1,316
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/38	3,500	2,439
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,510	2,979
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	5,000	6,408
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	1,650	2,166
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/39	4,500	3,046

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	5,000	5,943
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	2,600	3,079
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/39	1,955	2,561
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/40	5,700	3,748
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	5,000	5,932
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	2,700	3,192
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	5,350	6,055
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	3,500	3,743
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	4,100	4,630
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	10,385	11,692
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	36,165	40,658
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	15,000	16,980
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	40,730	45,737
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	54,915	61,589
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	11,385	12,754
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	16,120	18,165
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	32,525	42,349
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	10,555	11,497
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,045	6,718
	Clear Creek Independent School District GO	5.000%	2/15/31	3,750	4,344
	Clear Creek Independent School District GO PUT	0.500%	8/15/23	5,000	5,008
[6]	Clear Creek Independent School District GO PUT	1.000%	8/15/24	2,250	2,250
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/32	355	435
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/33	815	992
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/34	1,155	1,400
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/35	400	483
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/36	500	601
	Collin County Community College District GO	5.000%	8/15/31	1,000	1,327
	Collin County TX GO	5.000%	2/15/32	3,000	3,913
	Collin County TX GO	5.000%	2/15/33	2,000	2,598
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/26	1,715	2,045
	Comal Independent School District GO	5.000%	2/1/26	4,410	5,314
	Comal Independent School District GO	5.000%	2/1/27	6,440	7,745
	Comal Independent School District GO	5.000%	2/1/29	7,245	8,673

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Comal Independent School District GO	4.000%	2/1/39	12,000	12,922
Conroe Independent School District GO	5.000%	2/15/25	1,650	1,924
Conroe Independent School District GO	5.000%	2/15/28	7,810	9,388
Conroe TX GO	5.000%	11/15/26	980	1,210
Conroe TX GO	5.000%	11/15/27	1,015	1,289
Conroe TX GO	5.000%	11/15/28	1,720	2,239
Coppell Independent School District GO	5.000%	8/15/23	3,255	3,581
Coppell Independent School District GO	5.000%	8/15/24	3,230	3,704
Coppell Independent School District GO	5.000%	8/15/26	1,345	1,652
Corpus Christi Independent School District GO	4.000%	8/15/33	3,500	4,132
Corpus Christi Independent School District GO	4.000%	8/15/35	2,000	2,361
Corpus Christi TX GO	5.000%	3/1/25	2,190	2,560
Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,495	5,922
Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,770	6,218
Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,235	5,642
Cypress-Fairbanks Independent School District GO	5.000%	2/15/23	9,830	10,569
Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,015	5,854
Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	2,295	2,445
Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	1,195	1,273
Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	2,160	2,301
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	7,975	9,235
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	5,105	6,492
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	9,055	11,984
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	6,020	7,917
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	2,280	2,789
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35	1,300	1,546
Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	7,000	8,038
Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/38	5,700	6,527
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	10,365	12,235
Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	11,500	13,322
Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/25	6,555	6,223
Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/26	3,070	2,851
Dallas County Community College District GO	5.000%	2/15/26	3,440	4,116
Dallas County Community College District GO	5.000%	2/15/27	3,610	4,450
Dallas County Hospital District GO	5.000%	8/15/23	3,000	3,291
Dallas County Hospital District GO	5.000%	8/15/27	6,745	8,469
Dallas County Hospital District GO	5.000%	8/15/31	15,395	19,612
Dallas County Hospital District GO	5.000%	8/15/32	14,520	18,474
Dallas County TX GO	5.000%	8/15/25	3,575	4,243
Dallas County Utility & Reclamation District GO	5.000%	2/15/24	8,000	8,913
Dallas County Utility & Reclamation District GO	5.000%	2/15/25	8,390	9,678
Dallas County Utility & Reclamation District GO	5.000%	2/15/26	8,060	9,593
Dallas County Utility & Reclamation District GO	5.000%	2/15/27	8,265	10,122
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	2,000	2,309
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	8,765	11,393
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	7,000	9,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/28	2,235	2,489
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	6,000	7,977
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	8,000	10,636
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/29	14,950	16,629
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	14,195	15,039
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	9,665	13,105
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	12,545	13,942
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	7,775	8,237
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	5,675	7,650
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	5,785	6,129
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	3,620	4,864
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	9,040	9,578
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,065	2,765
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	3,660	4,553
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	5,000	6,220
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	15,210	18,883
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/37	3,125	3,860
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/38	1,165	1,436
	Dallas Independent School District GO	4.000%	2/15/27	7,180	8,543
	Dallas Independent School District GO	5.000%	2/15/30	7,500	8,691
	Dallas TX GO, ETM	5.000%	2/15/22	45	46
[10]	Dallas TX Miscellaneous Revenue	5.000%	8/15/23	9,880	9,917
[10]	Dallas TX Miscellaneous Revenue	5.000%	8/15/24	8,345	8,376
[10]	Dallas TX Miscellaneous Revenue	5.000%	8/15/25	5,050	5,069
[10]	Dallas TX Miscellaneous Revenue	5.000%	8/15/26	1,650	1,656
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/21	10,000	10,080
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	3,910	4,643
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/31	3,000	3,621
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/32	4,870	5,881
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/36	5,010	6,107
	Denton County TX GO	5.000%	7/15/24	1,610	1,837
	Denton County TX GO	5.000%	7/15/25	1,830	2,166
	Denton County TX GO	4.000%	7/15/32	3,025	3,428
	Denton County TX GO	4.000%	7/15/33	2,000	2,264
	Denton Independent School District GO	5.000%	8/15/30	7,775	9,300
	Denton Independent School District GO	5.000%	8/15/32	2,150	2,537
	Denton Independent School District GO	5.000%	8/15/37	1,360	1,695
	Dickinson Independent School District GO	5.000%	2/15/32	3,135	3,484

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Dickinson Independent School District GO PUT	0.250%	8/1/23	2,750	2,750
	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	1,895	2,080
	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	3,000	3,294
	Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	12,481
	Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	12,865
	Ector County Hospital District GO	5.000%	9/15/28	1,100	1,329
	Ector County Hospital District GO	5.000%	9/15/29	780	955
	Ector County Hospital District GO	5.000%	9/15/30	850	1,054
	Ector County Hospital District GO	5.000%	9/15/32	1,750	2,160
	Ector County Hospital District GO	4.000%	9/15/35	1,400	1,578
	El Paso Independent School District GO	5.000%	8/15/35	5,380	6,501
	El Paso Independent School District GO	5.000%	8/15/36	5,000	6,028
	El Paso Independent School District GO	5.000%	8/15/37	3,050	3,669
	El Paso Independent School District GO	5.000%	8/15/38	1,700	2,040
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	2,150	2,531
	El Paso TX GO	5.000%	8/15/28	1,000	1,291
	El Paso TX GO	5.000%	8/15/28	1,440	1,859
	El Paso TX GO	5.000%	8/15/29	1,395	1,836
	El Paso TX GO	5.000%	8/15/29	785	1,033
	El Paso TX GO	5.000%	8/15/29	1,005	1,231
	El Paso TX GO	4.000%	8/15/30	3,480	4,066
	El Paso TX GO	5.000%	8/15/30	1,050	1,391
	El Paso TX GO	5.000%	8/15/31	4,050	4,948
	El Paso TX GO	5.000%	8/15/31	1,485	1,957
	El Paso TX GO	5.000%	8/15/31	650	857
	El Paso TX GO	5.000%	8/15/32	3,625	4,424
	El Paso TX GO	5.000%	8/15/32	1,500	1,971
	El Paso TX GO	5.000%	8/15/32	1,025	1,347
	El Paso TX GO	5.000%	8/15/32	680	894
	El Paso TX GO	3.000%	8/15/33	375	428
	El Paso TX GO	5.000%	8/15/33	1,300	1,700
	El Paso TX GO	5.000%	8/15/33	1,500	1,961
	El Paso TX GO	3.000%	8/15/34	710	806
	El Paso TX GO	4.000%	8/15/34	435	538
	El Paso TX GO	5.000%	8/15/34	4,570	5,550
	El Paso TX GO	3.000%	8/15/35	430	487
	El Paso TX GO	4.000%	8/15/35	1,000	1,221
	El Paso TX GO	4.000%	8/15/35	1,075	1,314
	El Paso TX GO	4.000%	8/15/35	450	556
	El Paso TX GO	5.000%	8/15/35	4,795	5,821
	El Paso TX GO	3.000%	8/15/36	485	547
	El Paso TX GO	4.000%	8/15/36	1,010	1,231
	El Paso TX GO	4.000%	8/15/36	1,000	1,219
	El Paso TX GO	4.000%	8/15/36	500	615
	El Paso TX GO	5.000%	8/15/36	4,005	4,855
	El Paso TX GO	5.000%	8/15/36	5,035	6,104
	El Paso TX GO	4.000%	8/15/37	500	607
	El Paso TX GO	4.000%	8/15/37	1,110	1,347
	El Paso TX GO	4.000%	8/15/37	680	834
	El Paso TX GO	3.000%	8/15/38	720	805
	El Paso TX GO	4.000%	8/15/38	1,155	1,398
	El Paso TX GO	4.000%	8/15/38	1,000	1,222
	El Paso TX GO	4.000%	8/15/39	1,000	1,206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Paso TX GO	4.000%	8/15/40	1,000	1,203
	El Paso TX GO, Prere.	5.000%	8/15/23	1,000	1,100
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	2,655	3,094
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/32	1,150	1,340
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/33	2,100	2,443
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/34	1,700	1,973
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	360	404
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	235	265
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	720	816
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	335	380
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/30	720	808
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	500	558
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	780	870
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	580	645
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	340	378
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	400	444
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	820	909
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	450	498
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	870	962
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	1,575	1,728
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	435	477
	Fort Bend County TX GO	5.000%	3/1/28	5,000	5,809
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/31	1,315	1,789
	Fort Bend Independent School District GO	5.000%	2/15/26	7,870	9,515
	Fort Worth TX Drainage Utility System Sewer Revenue	4.000%	2/15/30	2,875	3,536
	Fort Worth TX GO	4.000%	3/1/29	6,480	7,986
	Fort Worth TX GO	4.000%	3/1/30	6,480	8,106
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/23	6,535	6,729
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/28	5,760	7,386
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/39	2,550	2,522
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/40	2,600	2,560
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/41	1,655	1,620
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/42	2,710	2,644
	Friendswood Independent School District GO	4.000%	2/15/29	800	988
	Friendswood Independent School District GO	4.000%	2/15/30	950	1,191
	Frisco Independent School District GO	5.000%	8/15/22	5,000	5,256
	Frisco Independent School District GO	5.000%	8/15/23	2,025	2,228
	Frisco Independent School District GO	5.000%	8/15/24	2,195	2,515

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Frisco Independent School District GO	5.000%	8/15/25	4,545	5,402
	Frisco Independent School District GO	5.000%	8/15/25	2,000	2,377
	Frisco Independent School District GO	5.000%	8/15/26	3,430	4,213
	Frisco Independent School District GO	5.000%	8/15/27	3,635	4,520
	Frisco Independent School District GO	4.000%	8/15/30	4,075	4,788
	Frisco Independent School District GO	4.000%	8/15/32	3,765	4,402
	Frisco TX GO	5.000%	2/15/26	2,790	3,261
	Frisco TX GO	5.000%	2/15/27	5,475	6,620
	Frisco TX GO	5.000%	2/15/29	2,505	3,015
	Galena Park Independent School District GO	5.000%	8/15/25	1,415	1,682
	Galena Park Independent School District GO	5.000%	8/15/26	1,050	1,290
	Galena Park Independent School District GO	5.000%	8/15/27	1,825	2,305
	Galena Park Independent School District GO	5.000%	8/15/28	1,825	2,330
	Galena Park Independent School District GO	5.000%	8/15/36	2,850	3,576
	Galena Park Independent School District GO	5.000%	8/15/37	2,830	3,544
	Galveston County TX GO	4.000%	2/1/26	1,575	1,819
	Galveston County TX GO	4.000%	2/1/27	1,565	1,846
	Galveston County TX GO	4.000%	2/1/28	1,460	1,727
	Galveston County TX GO	4.000%	2/1/29	1,055	1,246
	Galveston County TX GO	5.000%	2/1/30	1,195	1,480
	Galveston County TX GO	4.000%	2/1/32	1,195	1,387
	Garland Independent School District GO	5.000%	2/15/22	3,000	3,079
	Garland Independent School District GO	5.000%	2/15/26	4,125	4,815
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,095	1,394
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,355	1,717
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	2,010	2,541
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	1,000	1,189
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,250	1,578
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,000	1,187
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/35	1,000	1,123
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/35	1,115	1,404
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	1,000	1,256
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/37	4,000	4,457
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/37	1,000	1,254
[6]	Goose Creek Consolidated Independent School District GO	0.600%	8/17/26	1,200	1,200
	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	2,000	2,008
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	5,075	6,383
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	71,515	76,518
[9]	Grand Parkway Transportation Corp. Highway Revenue, 5.200% coupon rate effective 10/1/23	0.000%	10/1/31	2,990	3,504
[9]	Grand Parkway Transportation Corp. Highway Revenue, 5.300% coupon rate effective 10/1/23	0.000%	10/1/32	5,740	6,735

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Grand Parkway Transportation Corp. Highway Revenue, 5.400% coupon rate effective 10/1/23	0.000%	10/1/33	18,120	21,285
[9]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	5,500	6,460
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	4,780	5,337
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	3,315	3,939
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/28	3,000	3,559
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/32	2,325	2,749
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/29	450	581
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/30	475	625
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/31	500	671
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/33	800	1,065
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/34	1,635	2,169
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/35	1,220	1,612
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/36	2,045	2,507
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/37	3,740	4,563
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/38	3,145	3,821
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/39	1,805	2,184
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/40	1,270	1,531
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/41	2,765	3,324
	Gregory-Portland Independent School District GO	4.000%	2/15/29	2,690	3,299
	Gulf Coast Authority Sewer Revenue	4.000%	10/1/37	1,940	2,245
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/21	300	301
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/23	325	346
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/25	430	480
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	475	573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	495	605
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/30	750	941
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/31	225	262
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/32	595	691
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/33	420	485
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/34	325	374
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/35	675	776
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/37	780	893
[1]	Harlandale Independent School District GO PUT	2.000%	8/15/24	2,200	2,235
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/26	1,050	1,293
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	1,000	1,265
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/28	1,045	1,320
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/29	1,205	1,517
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/31	1,500	1,874
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,725	2,026
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	8,415	9,818
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/35	1,300	1,513
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	2,065	2,281
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,170	3,644
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,560	1,998
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	3,110	3,648
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,010	3,893
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,340	8,587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	3,500	4,619
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,185	2,553
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,500	3,267
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	4,000	4,436
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	2,456
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	7,500	9,185
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	3,780	4,647
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	12,555	12,555
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	18,900	18,900
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/4/21	34,740	34,740
[3]	Harris County Flood Control District	0.010%	8/5/21	80,150	80,150
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	6,025	6,943
[6]	Harris County Flood Control District GO	4.000%	10/1/34	5,000	6,185
[6]	Harris County Flood Control District GO	4.000%	10/1/35	3,400	4,191
[6]	Harris County Flood Control District GO	4.000%	10/1/36	4,400	5,403
[6]	Harris County Flood Control District GO	4.000%	10/1/37	4,400	5,379
	Harris County Flood Control District GO	3.000%	10/1/38	1,850	2,060
	Harris County Flood Control District GO	4.000%	10/1/38	9,000	10,958
	Harris County Flood Control District GO	4.000%	10/1/39	9,360	11,377
	Harris County Flood Control District GO	3.000%	10/1/40	2,230	2,466
	Harris County Flood Control District Lease Revenue	5.000%	10/1/27	5,020	5,775
	Harris County Flood Control District Lease Revenue	5.000%	10/1/28	3,000	3,445
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	2,000	2,295
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	10,000	11,907
	Harris County Flood Control District Lease Revenue	5.000%	10/1/32	5,015	6,320
	Harris County Flood Control District Lease Revenue	4.000%	10/1/35	4,115	4,836
	Harris County Flood Control District Lease Revenue	4.000%	10/1/36	5,865	6,881
	Harris County Flood Control District Lease Revenue	4.000%	10/1/38	5,010	5,856
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	5,705	5,705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	16,500	16,500
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,860	2,203
[2]	Harris County Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	8,475	8,475
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/29	2,500	3,169
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/30	1,000	1,348
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/34	2,235	2,782
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/35	1,685	2,094
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/36	2,100	2,583
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,010	2,465
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	2,810	3,435
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	2,280	2,796
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/40	3,110	3,782
	Harris County TX GO	5.000%	10/1/25	5,755	6,871
	Harris County TX GO	5.000%	10/1/25	8,180	9,766
	Harris County TX GO	5.000%	10/1/27	6,335	7,563
	Harris County TX GO	5.000%	10/1/28	6,660	7,936
	Harris County TX GO	5.000%	10/1/29	6,490	7,727
	Harris County TX GO	5.000%	10/1/30	5,405	6,436
	Harris County TX GO	5.000%	10/1/30	4,000	5,060
	Harris County TX GO	5.000%	10/1/34	2,700	3,376
	Harris County TX GO	5.000%	10/1/35	4,215	4,998
	Harris County TX GO	5.000%	10/1/36	6,545	7,751
	Harris County TX GO	5.000%	10/1/40	17,000	20,010
	Harris County TX Highway Revenue	5.000%	8/15/25	3,475	3,650
	Harris County TX Highway Revenue	5.000%	8/15/26	3,010	3,692
	Harris County TX Highway Revenue	5.000%	8/15/27	22,185	23,303
	Harris County TX Highway Revenue	5.000%	8/15/32	4,235	5,145
	Harris County TX Highway Revenue	5.000%	8/15/34	3,120	3,675
[7]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/23	1,780	1,713
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	2,025	2,284
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	1,000	1,124
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	1,000	1,123
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,530	1,719
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	5,160	5,797
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	12,015	13,498
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	5,025	5,643
[7]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/23	5,220	5,171
[5]	Hays County TX	3.250%	9/15/30	255	266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Hays County TX	3.750%	9/15/40	580	612
	Hays County TX GO	5.000%	2/15/26	1,145	1,375
	Hays County TX GO	5.000%	2/15/26	1,260	1,513
	Hays County TX GO	5.000%	2/15/27	1,105	1,366
	Hays County TX GO	5.000%	2/15/28	1,010	1,253
	Hays County TX GO	5.000%	2/15/28	1,695	2,103
	Hays County TX GO	5.000%	2/15/29	1,830	2,265
	Hays County TX GO	5.000%	2/15/29	1,615	1,999
	Hays County TX GO	5.000%	2/15/30	1,760	2,171
	Hays County TX GO	5.000%	2/15/30	2,175	2,683
	Hays County TX GO	5.000%	2/15/31	1,910	2,348
	Hays County TX GO	5.000%	2/15/31	1,590	1,954
	Hays County TX GO	5.000%	2/15/32	1,800	2,207
	Hays County TX GO	5.000%	2/15/34	1,035	1,266
	Hidalgo County TX GO	4.000%	8/15/35	1,450	1,746
	Hidalgo County TX GO	4.000%	8/15/36	1,000	1,202
	Hidalgo County TX GO	4.000%	8/15/38	1,065	1,274
	Highland Park Independent School District GO	5.000%	2/15/24	1,645	1,848
	Highland Park Independent School District GO	5.000%	2/15/26	3,000	3,614
	Houston Community College System GO	5.000%	2/15/27	1,050	1,305
	Houston Community College System GO, Prere.	5.000%	2/15/23	3,635	3,910
	Houston Independent School District GO	5.000%	2/15/22	2,000	2,053
	Houston Independent School District GO	5.000%	2/15/26	1,905	2,307
	Houston Independent School District GO	5.000%	2/15/27	10,605	12,774
	Houston Independent School District GO	5.000%	2/15/28	22,185	27,545
	Houston Independent School District GO	4.000%	2/15/29	9,650	10,519
	Houston Independent School District GO	4.000%	2/15/30	17,925	19,529
	Houston Independent School District GO	4.000%	2/15/31	9,645	10,176
	Houston Independent School District GO	4.000%	2/15/32	4,000	4,637
	Houston Independent School District GO	5.000%	2/15/34	1,255	1,545
	Houston Independent School District GO PUT	3.000%	6/1/24	3,330	3,589
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	4,650	5,677
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,710	4,662
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,955	3,810
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	7,000	9,239
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	4,000	5,384
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	3,095	3,939
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,110	3,953
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,500	6,972
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	4,450	5,633
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	10,000	12,630
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	5,500	6,931
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	7,325	7,967
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	9,595	10,889
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	6,080	6,906

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	7,408
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	3,025	3,364
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	1,265	1,464
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,270	1,524
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,675	4,554
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,095	3,835
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	6,050	6,972
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,635	2,078
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,900	2,415
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/29	1,100	1,466
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	15,195	18,748
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,000	1,361
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/31	17,535	20,503
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/31	1,185	1,648
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	1,500	2,079
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/33	1,200	1,528
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/33	10,000	12,433
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/34	1,235	1,567
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,800	4,365
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	1,500	2,013
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	870	1,099
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	36,790	45,198
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/36	1,000	1,259
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	5,185	6,653
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/37	1,900	2,151
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	1,585	1,788
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	2,600	2,919
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/40	2,745	3,069
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/41	1,300	1,607
[2,3]	Houston TX Combined Utility System Water Revenue PUT	0.040%	8/6/21	63,700	63,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/23	1,055	1,173
	Houston TX GO	5.000%	3/1/22	12,250	12,599
	Houston TX GO	5.000%	3/1/22	5,000	5,143
	Houston TX GO	5.000%	3/1/23	4,000	4,310
	Houston TX GO	5.000%	3/1/24	1,860	2,093
	Houston TX GO	5.000%	3/1/25	1,600	1,869
	Houston TX GO	5.000%	3/1/26	10,000	12,073
	Houston TX GO	5.000%	3/1/26	10,000	11,207
	Houston TX GO	5.000%	3/1/27	9,800	11,793
	Houston TX GO	5.000%	3/1/27	6,025	7,495
	Houston TX GO	5.000%	3/1/28	10,025	12,438
	Houston TX GO	5.000%	3/1/29	6,000	7,406
	Houston TX GO	5.000%	3/1/30	4,000	4,472
	Houston TX GO	5.000%	3/1/31	5,195	6,216
	Houston TX GO	5.000%	3/1/32	3,840	4,586
	Houston TX GO	4.000%	3/1/33	5,000	5,760
	Houston TX GO	4.000%	3/1/34	5,015	5,762
	Houston TX GO	4.000%	3/1/35	3,000	3,424
	Houston TX GO, Prere.	5.000%	3/1/22	8,345	8,579
	Houston TX GO, Prere.	5.000%	3/1/22	8,335	8,573
[8]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/21	22,720	22,713
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/26	1,650	1,870
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/28	2,425	2,725
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	1,520	1,703
[6]	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/29	440	535
[6]	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/30	440	541
[6]	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/31	425	528
[6]	Houston TX Hotel Occupancy Tax Revenue	3.000%	9/1/33	315	352
	Humble Independent School District GO	5.500%	2/15/24	14,235	16,174
	Humble Independent School District GO	4.000%	2/15/28	5,090	5,718
	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/22	2,545	2,647
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/22	3,290	3,455
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/23	1,115	1,227
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,250	1,433
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	14,250	17,448
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27	120	145
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28	145	179
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29	155	194
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30	200	248
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31	145	179
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32	150	185
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33	150	184
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34	150	184
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35	175	214
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36	250	304
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37	250	304
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38	300	364
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39	300	363
	Judson Independent School District GO	5.000%	2/1/25	1,070	1,246

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Katy Independent School District GO	5.000%	2/15/25	2,560	2,982
Katy Independent School District GO	5.000%	2/15/26	2,090	2,441
Katy Independent School District GO	5.000%	2/15/34	7,560	9,125
Keller TX Independent School District GO	5.000%	8/15/26	5,155	6,007
Keller TX Independent School District GO	4.000%	8/15/29	2,900	3,334
Keller TX Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,841
Kemp Independent School District GO	4.000%	2/15/30	1,650	1,797
Klein Independent School District GO	4.000%	8/1/27	3,970	4,539
Klein Independent School District GO	4.000%	8/1/34	2,805	3,174
Klein Independent School District GO	5.000%	8/1/35	2,000	2,420
Klein Independent School District GO	5.000%	8/1/37	3,000	3,621
Klein Independent School District GO	4.000%	2/1/45	11,000	12,139
La Joya Independent School District GO, Prere.	5.000%	8/15/22	2,985	3,135
Lake Dallas Independent School District GO	4.000%	8/15/30	975	1,178
Lake Dallas Independent School District GO	4.000%	8/15/31	1,115	1,341
Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/28	280	353
Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/29	275	352
Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/30	300	390
Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/31	325	428
Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/32	250	304
Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/33	250	303
Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/34	400	439
Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/35	475	573
Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/36	475	572
Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/38	550	594
Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/39	650	698
Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/40	600	642
Lamar Consolidated Independent School District GO	5.000%	2/15/25	1,375	1,411
Lamar Consolidated Independent School District GO	5.000%	2/15/25	5,060	5,914
Lamar Consolidated Independent School District GO	5.000%	2/15/26	4,500	5,253
Lamar Consolidated Independent School District GO	5.000%	2/15/26	2,020	2,442
Lamar Consolidated Independent School District GO	5.000%	2/15/28	4,220	5,232
Lancaster TX Independent School District GO	4.000%	2/15/33	1,000	1,160
Laredo College District Combined Fee Revenue GO	5.000%	8/1/22	1,500	1,573
Laredo College District Combined Fee Revenue GO	4.000%	8/1/29	2,905	3,205
Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	2,000	2,289
Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	1,500	1,717

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	200	254
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/29	200	253
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/30	215	271
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/31	250	314
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/32	270	338
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/33	225	281
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/34	300	354
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/35	235	276
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/36	550	645
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/37	400	468
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/38	375	438
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/39	625	729
Leander Independent School District GO	0.000%	8/16/24	8,500	8,415
Leander Independent School District GO	0.000%	8/16/25	10,000	9,807
Leander Independent School District GO	5.000%	8/15/30	5,420	6,404
Leander Independent School District GO	3.000%	8/15/34	5,740	6,627
Lewisville Independent School District GO	4.000%	8/15/27	4,535	5,191
Lewisville Independent School District GO	5.000%	8/15/28	5,000	6,478
Liberty Hill Independent School District GO	3.000%	2/1/37	2,500	2,795
Liberty Hill Independent School District GO	3.000%	2/1/38	3,500	3,905
Liberty Hill Independent School District GO	3.000%	2/1/40	2,650	2,944
Lone Star College System GO	5.000%	2/15/24	2,400	2,693
Lone Star College System GO	5.000%	2/15/24	1,780	1,997
Lone Star College System GO	5.000%	2/15/25	2,075	2,421
Lone Star College System GO	5.000%	2/15/25	1,930	2,251
Lone Star College System GO	5.000%	2/15/26	10,000	12,086
Lone Star College System GO	5.000%	2/15/27	5,000	6,228
Lone Star College System GO	5.000%	2/15/27	1,960	2,442
Lone Star College System GO	5.000%	2/15/28	4,045	5,172
Lone Star College System GO	5.000%	2/15/29	2,505	3,282
Lone Star College System GO	5.000%	2/15/30	2,655	3,549
Lone Star College System GO	5.000%	2/15/31	2,790	3,801
Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/32	6,755	8,933
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	2,750	3,511
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/29	2,500	3,266
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/30	1,000	1,301
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/31	1,750	2,256
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/32	2,250	2,916
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	3,000	3,877
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	1,245	1,641

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	4,250	5,469
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	1,500	1,971
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	2,000	2,628
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	4,500	5,773
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	1,250	1,639
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	2,500	3,279
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,060	1,382
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,952
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,596
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	2,710	3,498
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,195	1,351
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	2,565	2,900
Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	2,275	2,666
Lower Colorado River Authority Lease Revenue	5.000%	5/15/27	5,300	5,993
Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	4,500	5,085
Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	4,470	5,049
Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	3,010	3,260
Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,635	1,910
Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,375	1,656
Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	13,955	15,108
Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	1,420	1,659
Lower Colorado River Authority Lease Revenue	5.000%	5/15/33	8,500	9,201
Lower Colorado River Authority Lease Revenue	5.000%	5/15/34	2,010	2,524
Lower Colorado River Authority Lease Revenue	5.000%	5/15/35	3,065	3,845
Lower Neches Valley Authority Industrial Development Corp. Industrial Revenue VRDO	0.030%	8/2/21	11,550	11,550
Lubbock County TX GO	4.000%	2/15/29	2,170	2,672
Lubbock County TX GO	4.000%	2/15/30	2,260	2,823
Lubbock TX GO	4.000%	2/15/31	1,525	1,757
Lubbock TX GO	4.000%	2/15/32	1,425	1,640
Lubbock TX GO	4.000%	2/15/33	1,000	1,150
Lubbock TX GO, Prere.	5.000%	2/15/22	700	718
Mainland College GO	4.000%	8/15/30	650	799
Mainland College GO	4.000%	8/15/31	795	973
Mainland College GO	4.000%	8/15/32	560	686
Mainland College GO	4.000%	8/15/33	510	623

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mainland College GO	4.000%	8/15/34	635	773
	Mainland College GO	4.000%	8/15/35	500	608
	Mainland College GO	4.000%	8/15/36	1,000	1,213
	Mainland College GO	4.000%	8/15/37	750	907
	Mainland College GO	4.000%	8/15/38	750	905
	Mainland College GO	4.000%	8/15/39	1,680	2,023
	Mainland College GO	4.000%	8/15/40	895	1,076
[6]	Malakoff Independent School District GO	2.000%	2/15/38	2,805	2,780
[6]	Malakoff Independent School District GO	2.000%	2/15/39	2,865	2,830
[6]	Malakoff Independent School District GO	2.000%	2/15/40	2,920	2,867
[6]	Malakoff Independent School District GO	2.000%	2/15/41	2,980	2,908
	Mansfield Independent School District GO	5.000%	2/15/26	2,215	2,663
	Mansfield Independent School District GO, Prere.	4.000%	2/15/23	6,000	6,361
	Mansfield Independent School District GO, Prere.	4.000%	2/15/23	6,100	6,467
	Matagorda County Navigation District No. 1 Electric Power & Light Revenue	2.600%	11/1/29	10,000	10,848
[6]	McKinney Independent School District GO	2.000%	2/15/40	2,000	1,979
[6]	McKinney Independent School District GO	2.000%	2/15/41	2,000	1,971
[17]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,000	780
	Mesquite Independent School District GO	5.000%	8/15/29	1,175	1,433
	Midland TX GO	5.000%	3/1/23	1,605	1,727
	Midway Independent School District GO	4.000%	8/15/32	1,500	1,833
	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/30	5,425	6,352
	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/31	5,645	6,566
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	525	604
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/32	685	787
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/33	710	814
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/34	1,520	1,740
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/36	1,110	1,268
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/38	1,830	2,085
	Montgomery County TX GO	4.000%	3/1/29	11,625	14,071
	Montgomery County TX GO	4.000%	3/1/30	13,500	16,217
	Montgomery County TX GO	5.000%	3/1/31	16,450	19,687
	Montgomery County TX GO	5.000%	3/1/32	16,910	20,221
	Montgomery Independent School District GO	4.000%	2/15/45	20,475	22,510
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,450	3,000
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	2,000	2,194
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,545	4,456
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	3,124

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,000	2,496
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	3,125	3,616
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	3,310	3,821
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,459
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	4,316
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,871
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/24	815	842
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,695	1,822
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,490
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	4,000	3,460
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	12,500	10,812
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	15,900	13,753
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/24	1,225	1,369
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	3,245	3,801
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,000	1,171
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,547
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	1,415	1,674
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,485	1,749
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,560	1,828
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,640	1,913
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,470	1,707
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	9,000	10,354

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North East TX Independent School District GO	4.000%	8/1/33	1,450	1,727
North East TX Independent School District GO	4.000%	8/1/35	1,250	1,483
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/21	7,275	7,303
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/22	6,000	6,319
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/23	7,000	7,712
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	8,500	10,039
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	8,500	10,024
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,865	1,993
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	4,875	5,210
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,455	1,623
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	6,530	7,290
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	8,285	9,253
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,185	2,534
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,465	4,024
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	10,720	11,953
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,055	1,127
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,400	1,495
North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,317
North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,430	4,931
North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,570	5,466
North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,705	3,230
North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	3,195	3,804
North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	5,020	5,783
North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	5,400	5,982
North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,495	7,700
North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,925	2,276
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	11,150	12,347
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	15,180	17,415
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	5,020	5,776
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,095	3,659
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,285	10,938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/32	13,500	15,568
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	48,045	55,084
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	16,290	18,730
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,615	4,299
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	4,830	5,860
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,575	2,968
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,000	2,487
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	44,500	50,987
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	10,225	11,753
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	6,905	8,401
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,415	2,928
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,035	2,338
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,000	2,476
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	33,035	37,827
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,782
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,275	5,200
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	7,050	9,978
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,860
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	3,000	3,458
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	6,500	7,438
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	1,025	1,217
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	5,025	6,115
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,130	2,636
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	13,245	15,231
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	3,100	3,565
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	1,930	2,291
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	7,045	8,553
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	2,955	3,647
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	15,935	18,227
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,000	3,510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	37,490	44,728
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,300	4,030
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	10,200	12,360
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	3,105	3,616
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	2,500	3,043
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	11,285	14,000
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	2,000	2,427
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	3,150	3,162
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	4,000	4,015
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	13,500	13,551
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	4,130	4,146
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.500%	9/1/21	1,250	1,255
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/23	3,210	3,433
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/24	3,185	3,558
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	12,400	12,650
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	1,500	1,408
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	3,000	2,695
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	5,360	4,589
	Northside Independent School District GO	5.000%	2/15/23	3,130	3,368
	Northside Independent School District GO	5.000%	6/15/23	3,015	3,293
	Northside Independent School District GO	5.000%	2/15/24	5,090	5,718
	Northside Independent School District GO	5.000%	6/15/25	3,000	3,268
	Northside Independent School District GO	5.000%	6/15/27	2,390	2,914
	Northside Independent School District GO PUT	0.700%	6/1/25	10,000	10,086
	Northside Independent School District GO, Prere.	4.000%	6/1/22	3,345	3,454
	Northside Independent School District GO, Prere.	4.000%	6/1/22	3,645	3,764
	Northside Independent School District GO, Prere.	4.000%	6/1/22	3,020	3,118
	Northwest Independent School District GO	5.000%	2/15/25	10,000	11,630
	Northwest Independent School District GO	5.000%	2/15/26	6,380	7,487
	Northwest Independent School District GO	4.000%	2/15/37	3,125	3,860
	Northwest Independent School District GO	4.000%	2/15/39	2,410	2,964
	Northwest Independent School District GO	4.000%	2/15/40	1,550	1,902
	Nueces County TX GO	4.000%	2/15/34	480	595
	Nueces County TX GO	4.000%	2/15/36	640	788
	Nueces County TX GO	4.000%	2/15/39	1,250	1,525
	Odessa Junior College District GO	5.000%	8/15/26	770	937
	Odessa Junior College District GO	5.000%	8/15/28	660	831
	Odessa Junior College District GO	4.000%	8/15/35	2,170	2,501

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Odessa Junior College District GO	4.000%	8/15/36	1,000	1,150
Odessa Junior College District GO	4.000%	8/15/37	2,885	3,312
Pampa Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,188
Pasadena Independent School District GO	5.000%	2/15/43	5,000	5,353
Pasadena Independent School District GO, Prere.	5.000%	2/15/23	5,465	5,878
Pasadena TX GO	4.000%	2/15/29	1,000	1,123
Pasadena TX GO	4.000%	2/15/30	1,765	1,982
Pearland Independent School District GO	5.000%	2/15/26	2,100	2,530
Pearland Independent School District GO	5.000%	2/15/28	2,055	2,481
Pearland Independent School District GO	4.000%	2/15/31	3,830	4,388
Pearland Independent School District GO	5.000%	2/15/31	1,000	1,201
Pearland TX GO	5.000%	3/1/30	9,575	11,464
Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/24	3,130	3,571
Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/26	6,250	7,402
Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/30	1,225	1,357
Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/33	5,675	6,283
Permanent University Fund - University of Texas System College & University Revenue VRDO	0.020%	8/5/21	31,400	31,400
Pflugerville Independent School District GO	5.000%	2/15/23	2,000	2,151
Pflugerville Independent School District GO	5.000%	2/15/31	2,795	3,542
Pflugerville Independent School District GO	5.000%	2/15/32	5,160	6,521
Pflugerville Independent School District GO	5.000%	2/15/37	4,400	5,206
Pflugerville Independent School District GO	5.000%	2/15/38	5,000	5,904
Pflugerville Independent School District GO	5.000%	2/15/39	3,005	3,541
Plano Independent School District GO	5.000%	2/15/28	12,745	15,378
Port Arthur Independent School District GO	5.000%	2/15/24	1,700	1,905
Port Neches-Groves Independent School District GO	2.000%	2/15/39	2,305	2,293
Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/35	1,655	1,952
Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/36	1,280	1,596
Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/37	1,500	1,866
Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/38	1,200	1,490
Prosper Independent School District GO	4.000%	2/15/32	3,290	3,998
Prosper Independent School District GO	5.000%	2/15/37	2,270	2,864
Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/25	1,000	1,167
Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/26	985	1,184
Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/27	900	1,081
Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/28	805	960
Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	1,420	1,685

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	4.000%	6/1/36	1,000	1,114
Red River Education Finance Corp. College & University Revenue (Texas Christian University Project) VRDO	0.020%	8/4/21	15,000	15,000
Red River Education Finance Corp. College & University Revenue VRDO	0.020%	8/4/21	7,500	7,500
Richardson Independent School District GO	5.000%	2/15/29	1,350	1,767
Richardson Independent School District GO	5.000%	2/15/30	1,600	2,137
Richardson Independent School District GO	4.000%	2/15/31	4,000	4,989
Richardson Independent School District GO	3.000%	2/15/37	1,400	1,579
Richardson Independent School District GO	3.000%	2/15/38	1,000	1,125
Richardson Independent School District GO	3.000%	2/15/39	1,000	1,121
Richardson Independent School District GO	3.000%	2/15/41	1,000	1,114
Round Rock Independent School District GO	5.000%	8/1/29	1,255	1,536
Round Rock Independent School District GO	4.000%	8/1/32	5,050	6,245
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/21	3,060	3,060
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	215	237
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	4,650	5,552
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	7,000	8,651
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	1,640	2,088
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/33	2,110	2,381
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/35	2,425	2,721
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/36	2,580	2,888
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/37	720	803
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/38	2,805	3,122
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/39	2,985	3,313
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/40	3,125	3,461
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/41	3,295	3,639
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	20,965	21,479
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	40,320	43,298
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	7,510	7,875
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	905	1,020
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	3,150	3,303
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	11,870	14,760
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/28	7,725	9,021
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	14,645	18,728
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/29	3,695	4,575

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/30	11,015	13,834
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	2,710	3,022
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	11,605	14,089
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,341
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	1,330	1,811
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	1,210	1,639
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	5,000	5,761
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	1,410	1,901
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	10,000	11,491
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	30,005	39,366
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	5,850	7,148
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	18,405	24,092
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	2,200	2,944
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,000	4,869
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,105	5,355
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,875	2,500
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	15,845	20,615
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	1,750	2,326
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	6,080	6,433
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	4,000	4,099
San Antonio TX GO	5.000%	2/1/23	12,630	13,563
San Antonio TX GO	5.000%	2/1/24	8,010	8,975
San Antonio TX GO	5.000%	2/1/25	10,000	11,645
San Antonio TX GO	5.000%	2/1/26	4,300	4,820
San Antonio TX GO	5.000%	2/1/26	5,800	6,769
San Antonio TX GO	5.000%	2/1/27	4,915	5,725
San Antonio TX GO	4.000%	8/1/35	9,170	11,086
San Antonio TX GO, Prere.	4.000%	8/1/22	4,395	4,567
San Antonio TX GO, Prere.	4.000%	2/1/24	5,150	5,646
San Antonio TX GO, Prere.	4.000%	2/1/24	5,000	5,482
San Antonio TX GO, Prere.	5.000%	2/1/24	1,750	1,962
San Antonio TX GO, Prere.	5.000%	2/1/24	1,000	1,121
San Antonio TX GO, Prere.	5.000%	2/1/24	2,100	2,355
San Antonio TX Independent School District GO	5.000%	2/15/25	5,575	6,503
San Antonio TX Independent School District GO	5.000%	8/15/27	6,065	7,436
San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,782
San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	2,039

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Antonio TX Independent School District GO	5.000%	8/15/30	3,035	3,693
San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,216
San Antonio TX Independent School District GO	5.000%	8/15/32	4,525	5,817
San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,525
San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,518
San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	3,295
San Antonio Water System Water Revenue	5.000%	5/15/32	1,115	1,380
San Antonio Water System Water Revenue	5.000%	5/15/32	1,395	1,680
San Antonio Water System Water Revenue	5.000%	5/15/33	6,230	7,625
San Antonio Water System Water Revenue	5.000%	5/15/34	7,000	8,551
San Antonio Water System Water Revenue	5.000%	5/15/35	6,500	7,921
San Antonio Water System Water Revenue	5.000%	5/15/35	2,670	3,368
San Antonio Water System Water Revenue	5.000%	5/15/36	4,370	5,499
San Antonio Water System Water Revenue	4.000%	5/15/37	1,150	1,411
San Antonio Water System Water Revenue	5.000%	5/15/37	5,085	6,384
San Antonio Water System Water Revenue	4.000%	5/15/38	3,500	4,332
San Antonio Water System Water Revenue	5.000%	5/15/38	5,500	6,893
San Antonio Water System Water Revenue	4.000%	5/15/39	4,750	5,859
San Antonio Water System Water Revenue	4.000%	5/15/40	19,000	21,202
San Antonio Water System Water Revenue	4.000%	5/15/40	6,715	8,258
San Antonio Water System Water Revenue	4.000%	5/15/41	4,685	5,751
San Jacinto Community College District GO	5.000%	2/15/29	1,400	1,829
San Jacinto Community College District GO	5.000%	2/15/30	700	933
San Jacinto Community College District GO	4.000%	2/15/34	1,000	1,246
San Jacinto Community College District GO	4.000%	2/15/35	750	932
San Jacinto Community College District GO	4.000%	2/15/36	700	866
San Marcos TX GO	5.000%	8/15/26	1,610	1,970
Socorro Independent School District GO	5.000%	8/15/29	4,005	5,015
Socorro Independent School District GO	4.000%	8/15/31	9,000	10,645
Socorro Independent School District GO	4.000%	8/15/32	3,000	3,540
Socorro Independent School District GO	5.000%	8/15/34	4,605	5,871
Socorro Independent School District GO	5.000%	8/15/35	4,435	5,661
Socorro Independent School District GO	5.000%	8/15/36	4,305	5,483
Socorro Independent School District GO	5.000%	8/15/39	9,585	12,150
Socorro Independent School District GO	4.000%	8/15/40	2,000	2,386
Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	4,345	5,146
Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	810	960
Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	2,520	3,079
Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	700	856
Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	2,725	3,310
Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	745	932
Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/29	1,615	2,007
Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/31	3,440	3,755
Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/32	3,530	3,845

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/33	3,760	4,078
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/35	2,200	2,520
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/36	2,710	3,100
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/28	560	692
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/29	200	251
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/30	500	637
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/31	425	502
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/33	450	526
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/34	225	262
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/35	225	262
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/36	350	406
	Spring Branch Independent School District GO	5.000%	2/1/26	3,465	4,181
	Spring Branch Independent School District GO	5.000%	2/1/31	3,325	4,302
	Spring Independent School District GO	5.000%	8/15/24	5,145	5,888
	Spring Independent School District GO	5.000%	8/15/25	3,690	4,376
	Spring Independent School District GO	5.000%	8/15/28	7,850	9,268
	Spring Independent School District GO	5.000%	8/15/28	2,315	2,827
	Spring Independent School District GO	5.000%	8/15/29	4,315	5,102
	Spring Independent School District GO	5.000%	8/15/32	6,165	7,265
	Spring Independent School District GO	5.000%	8/15/33	8,565	10,411
	Spring Independent School District GO	5.000%	8/15/34	8,995	10,914
	Spring Independent School District GO	5.000%	8/15/35	6,000	7,267
	Spring Independent School District GO	5.000%	8/15/36	6,915	8,360
	Spring Independent School District GO	5.000%	8/15/37	5,000	6,034
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	620	736
	Stephen F Austin State University College & University Revenue	5.000%	10/15/26	2,265	2,773
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	1,010	1,223
	Sugar Land TX GO	4.000%	2/15/32	1,500	1,743
	Sugar Land TX GO	4.000%	2/15/34	1,000	1,157
	Sugar Land TX GO	4.000%	2/15/35	1,315	1,518
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	935	996
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	925	1,028
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	550	636
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,420	4,251
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,870	4,930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,195	5,074
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	6,295	7,607
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,055	3,688
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	795	1,048
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/31	21,880	24,168
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,565	1,886
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	3,284
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,800	3,371
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,850	2,416
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,025	3,449
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,500	3,980
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,206
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,000	2,274
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	800	963
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/27	3,055	3,305
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	1,330	1,348
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	20,000	20,000
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	10,300	10,300
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	36,095	36,095
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	12,485	12,485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	5,270	5,270
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	6,075	6,075
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/25	2,320	2,719
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	4,565	5,860
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/29	4,825	6,346
	Tarrant Regional Water District Water Supply System Water Revenue	4.000%	3/1/30	2,735	3,412
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	7,570	8,518
	Texas A&M University College & University Revenue	5.000%	5/15/22	10,935	11,358
	Texas A&M University College & University Revenue	4.000%	5/15/29	10,065	11,622
	Texas City TX Independent School District GO	4.000%	8/15/33	1,420	1,695
	Texas GO	5.000%	8/1/21	365	365
	Texas GO	5.000%	8/1/21	1,995	1,995
	Texas GO	5.000%	10/1/21	3,550	3,578
	Texas GO	5.000%	4/1/22	10,290	10,626
	Texas GO	5.000%	4/1/22	14,010	14,468
	Texas GO	5.000%	8/1/22	885	928
	Texas GO	5.000%	10/1/22	19,055	20,147
	Texas GO	5.000%	10/1/22	7,000	7,401
	Texas GO	5.000%	10/1/23	13,260	14,670
	Texas GO	5.000%	4/1/24	6,230	7,030
	Texas GO	5.000%	10/1/24	2,020	2,283
	Texas GO	5.000%	10/1/24	20,700	23,826
	Texas GO	5.000%	10/1/24	4,000	4,604
	Texas GO	5.000%	4/1/25	3,855	4,520
	Texas GO	5.000%	4/1/25	10,050	11,355
	Texas GO	5.000%	10/1/25	33,710	38,916
	Texas GO	5.000%	10/1/25	5,435	6,486
	Texas GO	5.000%	10/1/25	16,250	19,393
	Texas GO	5.000%	4/1/26	13,560	15,313
	Texas GO	5.000%	10/1/26	8,000	9,214
	Texas GO	5.000%	10/1/27	5,320	6,125
	Texas GO	5.000%	10/1/27	2,000	2,389
	Texas GO	4.000%	10/1/30	3,500	3,898
	Texas GO	5.000%	10/1/30	17,430	21,964
	Texas GO	5.000%	4/1/32	15,000	18,051
	Texas GO	5.000%	10/1/32	12,225	15,340
	Texas GO	5.000%	4/1/33	5,000	6,015
	Texas GO	4.000%	10/1/33	3,500	4,125
	Texas GO	5.000%	10/1/33	7,560	9,469
	Texas GO	5.000%	4/1/34	4,010	4,820
	Texas GO	5.000%	10/1/34	11,795	14,750
	Texas GO	5.000%	4/1/36	13,000	15,605
	Texas GO	5.000%	4/1/36	19,300	23,167
	Texas GO	5.000%	10/1/36	55,945	66,205
	Texas GO	5.000%	4/1/37	8,000	9,591
	Texas GO	5.000%	4/1/38	4,300	5,148
	Texas GO	5.000%	4/1/39	10,450	12,496
	Texas GO VRDO	0.020%	8/4/21	88,610	88,610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO VRDO	0.030%	8/4/21	17,500	17,500
[2]	Texas GO VRDO	0.040%	8/4/21	61,585	61,585
	Texas GO VRDO	0.040%	8/4/21	21,690	21,690
	Texas GO VRDO	0.040%	8/4/21	7,380	7,380
	Texas GO VRDO	0.040%	8/4/21	72,065	72,065
	Texas GO VRDO	0.040%	8/4/21	166,775	166,775
	Texas GO VRDO	0.040%	8/4/21	13,755	13,755
	Texas GO VRDO	0.040%	8/4/21	32,250	32,250
	Texas GO VRDO	0.040%	8/4/21	38,380	38,380
	Texas GO VRDO	0.040%	8/4/21	52,945	52,945
	Texas GO, ETM	5.000%	8/1/22	1,000	1,049
	Texas GO, Prere.	4.000%	4/1/24	5,000	5,514
	Texas GO, Prere.	5.000%	4/1/24	32,025	36,167
	Texas GO, Prere.	5.000%	4/1/24	10,015	11,310
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,191
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,295	2,811
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	5,920	7,427
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	5,065	6,502
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	8,585	11,250
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	17,380	23,190
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	33,880	45,936
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	9,060	12,467
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/21	10,820	11,021
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/22	4,090	4,370
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,650	1,842
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	23,550	27,761
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	450	450
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	600	600
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	450	450
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	550	550
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/31	550	550
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/32	475	475
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/33	500	500
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/34	1,000	1,000
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/35	700	700
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/36	785	785
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/37	590	590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	5,000	6,174
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/30	1,000	1,299
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	11,000	13,518
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	5,250	6,440
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/31	2,855	3,697
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	4,250	5,197
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	6,500	7,934
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	9,150	11,140
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	12,000	14,585
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	15,000	18,185
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	9,550	11,566
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	9,175	11,094
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	7,000	8,453
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	6,370	7,673
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	8,385	10,100
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	7,075	8,496
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	2,125	2,552
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	7,250	8,679
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	6,020	7,206
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	190	224
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	8,650	10,320
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	6,750	8,053
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	2,000	2,357
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,875	4,610
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,900	2,471
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	2,915
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/29	1,500	1,653
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/30	1,215	1,333
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/32	1,000	1,089
	Texas State University System College & University Revenue	5.000%	3/15/33	1,515	1,856
	Texas State University System College & University Revenue	4.000%	3/15/34	3,510	4,195

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas State University System College & University Revenue	5.000%	3/15/34	2,370	2,899
Texas State University System College & University Revenue	4.000%	3/15/35	2,000	2,385
Texas State University System College & University Revenue	5.000%	3/15/35	1,710	2,087
Texas State University System College & University Revenue	5.000%	3/15/36	1,500	1,826
Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	765	825
Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	1,215	1,311
Texas Tech University System College & University Revenue	5.000%	2/15/26	1,955	2,360
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/22	13,650	14,096
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	5,610	6,069
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	5,500	6,216
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	35,325	40,732
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	36,395	43,501
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	4,545	5,432
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/27	3,000	3,700
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue PUT	4.000%	10/1/21	12,175	12,251
Texas Water Development Board Water Revenue	5.000%	10/15/21	3,340	3,373
Texas Water Development Board Water Revenue	5.000%	10/15/23	2,030	2,250
Texas Water Development Board Water Revenue	5.000%	8/1/24	3,435	3,932
Texas Water Development Board Water Revenue	5.000%	10/15/24	2,385	2,752
Texas Water Development Board Water Revenue	5.000%	4/15/25	1,520	1,785
Texas Water Development Board Water Revenue	5.000%	4/15/25	6,225	7,311
Texas Water Development Board Water Revenue	5.000%	4/15/25	5,510	6,471
Texas Water Development Board Water Revenue	5.000%	10/15/25	2,670	3,192
Texas Water Development Board Water Revenue	5.000%	10/15/25	2,710	3,240
Texas Water Development Board Water Revenue	5.000%	8/1/26	12,955	15,887
Texas Water Development Board Water Revenue	5.000%	8/1/26	3,865	4,740
Texas Water Development Board Water Revenue	5.000%	10/15/26	10,000	12,342
Texas Water Development Board Water Revenue	5.000%	4/15/28	7,725	9,829
Texas Water Development Board Water Revenue	5.000%	8/1/28	4,115	5,190
Texas Water Development Board Water Revenue	5.000%	4/15/29	6,750	8,587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/31	2,120	2,492
	Texas Water Development Board Water Revenue	5.000%	10/15/31	5,605	7,146
	Texas Water Development Board Water Revenue	5.000%	10/15/31	8,090	9,642
	Texas Water Development Board Water Revenue	4.000%	10/15/32	7,000	8,423
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,130	6,156
	Texas Water Development Board Water Revenue	4.000%	10/15/33	9,000	10,931
	Texas Water Development Board Water Revenue	5.000%	8/1/34	3,440	4,291
	Texas Water Development Board Water Revenue	3.000%	10/15/34	4,230	4,906
	Texas Water Development Board Water Revenue	4.000%	10/15/34	5,910	7,031
	Texas Water Development Board Water Revenue	4.000%	10/15/34	18,500	22,414
	Texas Water Development Board Water Revenue	3.000%	10/15/35	6,270	7,246
	Texas Water Development Board Water Revenue	4.000%	10/15/35	6,040	7,180
	Texas Water Development Board Water Revenue	4.000%	10/15/35	35,525	42,974
	Texas Water Development Board Water Revenue	4.000%	10/15/35	9,000	10,479
	Texas Water Development Board Water Revenue	4.000%	10/15/36	8,690	10,487
	Texas Water Development Board Water Revenue	4.000%	10/15/36	3,895	4,527
	Texas Water Development Board Water Revenue	3.000%	10/15/37	10,000	11,448
	Texas Water Development Board Water Revenue	3.000%	10/15/38	7,500	8,558
	Texas Water Development Board Water Revenue	5.000%	10/15/38	5,000	6,413
	Texas Water Development Board Water Revenue	5.000%	10/15/43	5,000	6,285
[2,5]	Texas Water Development Board Water Revenue TOB VRDO	0.070%	8/5/21	3,100	3,100
	Tomball Independent School District GO	5.000%	2/15/23	5,000	5,370
	Tomball Independent School District GO	5.000%	2/15/24	10,000	11,236
	Tomball Independent School District GO	4.000%	2/15/28	1,000	1,155
	Tomball Independent School District GO	5.000%	2/15/36	1,000	1,255
	Travis County TX GO	5.000%	3/1/23	4,200	4,526
	Travis County TX GO	5.000%	3/1/27	2,510	3,039
	Travis County TX GO	5.000%	3/1/28	6,180	7,468
	Travis County TX GO	5.000%	3/1/31	5,100	6,587
	Travis County TX GO	5.000%	3/1/33	15,910	20,426
	Travis County TX GO	5.000%	3/1/37	8,930	11,461
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/27	6,940	8,538
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/30	2,845	3,847
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/33	4,085	5,159
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/34	3,525	4,441

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/35	4,500	5,661
Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/36	3,950	4,959
Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/37	4,000	5,010
Tyler Independent School District GO	5.000%	2/15/26	1,015	1,182
University of Houston College & University Revenue	5.000%	2/15/28	2,500	2,992
University of Houston College & University Revenue	4.000%	2/15/29	4,340	4,829
University of Houston College & University Revenue	5.000%	2/15/29	1,210	1,443
University of Houston College & University Revenue	3.000%	2/15/31	9,150	10,415
University of Houston College & University Revenue	4.000%	2/15/31	4,865	5,379
University of Houston College & University Revenue	3.000%	2/15/32	12,375	14,034
University of Houston College & University Revenue	4.000%	2/15/32	4,875	5,384
University of Houston College & University Revenue	4.000%	2/15/32	11,375	12,893
University of Houston College & University Revenue	3.000%	2/15/33	10,290	11,632
University of Houston College & University Revenue	4.000%	2/15/33	10,000	11,314
University of Houston College & University Revenue	5.000%	2/15/33	5,000	5,946
University of Houston College & University Revenue	3.000%	2/15/35	10,920	12,274
University of Houston College & University Revenue	4.000%	2/15/35	15,080	17,009
University of Houston College & University Revenue	5.000%	2/15/37	15,015	17,749
University of North Texas System College & University Revenue	5.000%	4/15/32	3,705	4,561
University of North Texas System College & University Revenue	5.000%	4/15/33	1,000	1,228
University of North Texas System College & University Revenue	4.000%	4/15/34	2,400	2,819
University of North Texas System College & University Revenue	5.000%	4/15/34	1,125	1,379
University of North Texas System College & University Revenue	4.000%	4/15/35	2,670	3,131
University of North Texas System College & University Revenue	5.000%	4/15/35	1,665	2,036
University of North Texas System College & University Revenue	5.000%	4/15/36	2,000	2,496
University of North Texas System College & University Revenue	5.000%	4/15/37	1,800	2,241
University of North Texas System College & University Revenue	5.000%	4/15/38	2,100	2,610
University of Texas Permanent University Fund Revenue	0.010%	9/7/21	20,000	20,000
University of Texas Permanent University Fund Revenue	0.010%	9/14/21	24,000	24,000
University of Texas System College & University Revenue	5.000%	8/15/22	2,915	3,064
University of Texas System College & University Revenue	5.000%	8/15/22	1,000	1,051

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Texas System College & University Revenue	5.000%	8/15/22	1,550	1,629
University of Texas System College & University Revenue	5.000%	8/15/22	5,030	5,288
University of Texas System College & University Revenue	5.000%	8/15/23	9,030	9,927
University of Texas System College & University Revenue	5.000%	8/15/24	2,320	2,656
University of Texas System College & University Revenue	5.000%	8/15/24	8,235	9,429
University of Texas System College & University Revenue	5.000%	8/15/24	3,450	3,950
University of Texas System College & University Revenue	5.000%	8/15/25	3,760	4,467
University of Texas System College & University Revenue	5.000%	8/15/25	2,950	3,505
University of Texas System College & University Revenue	5.000%	8/15/25	10,190	12,107
University of Texas System College & University Revenue	5.000%	8/15/26	5,490	6,744
University of Texas System College & University Revenue	5.000%	8/15/26	6,500	7,984
University of Texas System College & University Revenue	5.000%	8/15/26	6,140	7,542
University of Texas System College & University Revenue	5.000%	8/15/27	10,045	12,700
University of Texas System College & University Revenue	5.000%	8/15/27	2,300	2,908
University of Texas System College & University Revenue	5.000%	8/15/29	2,535	3,181
University of Texas System College & University Revenue	5.000%	8/15/33	10,495	13,740
University of Texas System College & University Revenue	2.000%	8/15/36	13,850	14,110
University of Texas System College & University Revenue VRDO	0.010%	8/5/21	6,545	6,545
University of Texas System College & University Revenue, Prere.	5.000%	8/15/22	9,835	10,336
University of Texas System College & University Revenue, Prere.	5.000%	8/15/22	4,180	4,393
Victoria Independent School District GO	5.000%	2/15/24	1,000	1,121
Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/29	1,500	1,955
Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/31	1,500	2,031
Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/32	3,730	5,023
Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/33	2,000	2,684
Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/34	1,500	2,006
Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/35	1,500	2,001
Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/36	1,500	1,994
Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/37	1,175	1,433
Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/39	1,250	1,517
Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/40	1,150	1,393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/41	1,000	1,208
	Waco TX GO	5.000%	2/1/27	2,610	3,244
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/26	1,140	1,383
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/28	2,440	3,025
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/33	1,275	1,473
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/34	1,495	1,723
	Wichita Falls Independent School District GO	5.000%	2/1/24	1,670	1,870
	Williamson County TX GO	5.000%	2/15/23	6,000	6,156
	Wylie Independent School District GO	5.000%	8/15/32	2,515	3,293
	Wylie Independent School District GO	5.000%	8/15/33	2,195	2,866
	Wylie Independent School District GO	5.000%	8/15/34	1,700	2,213
	Ysleta Independent School District GO	5.000%	8/15/34	1,750	2,120
	Ysleta Independent School District GO	5.000%	8/15/35	2,080	2,518
	Ysleta Independent School District GO	5.000%	8/15/37	2,350	2,840
					8,258,689
Utah (0.4%)
	Alpine UT School District GO	5.000%	3/15/30	7,000	8,694
	Alpine UT School District GO	5.000%	3/15/30	3,450	4,379
	Canyons School District (Utah School Board Guaranty Program) GO	5.000%	6/15/27	1,800	2,271
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/32	4,080	4,834
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/33	2,555	3,020
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/34	4,000	4,717
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/35	3,000	3,533
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/36	3,345	3,933
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/37	2,600	3,051
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,460	2,877
	Central Utah Water Conservancy District Water Revenue, Prere.	5.000%	10/1/22	4,640	4,903
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/33	1,005	1,181
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/34	1,000	1,173
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/35	1,350	1,581
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/36	1,000	1,169
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/37	1,440	1,685
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/41	3,000	3,487
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	4.000%	7/1/31	1,500	1,936
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/32	1,750	2,461
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/33	2,750	3,928

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/34	3,000	4,344
Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/35	1,300	1,911
Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/36	800	1,191
Metropolitan Water District of Salt Lake & Sandy Water Revenue, Prere.	5.000%	7/1/22	2,000	2,090
Murray UT Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	2,175	2,175
Murray UT Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	12,200	12,200
Murray UT Revenue VRDO	0.030%	8/2/21	13,385	13,385
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/29	1,095	1,358
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/32	1,080	1,329
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/34	1,000	1,225
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/35	1,085	1,327
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/36	1,250	1,526
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/37	1,160	1,413
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,810	2,231
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,725	2,123
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,300	1,599
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,610	1,981
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/33	1,120	1,450
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/34	1,150	1,485
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/35	1,050	1,353
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/36	1,920	2,466
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/37	1,665	2,133
Summit County UT Sales Tax Revenue	2.000%	12/15/39	1,605	1,613
University of Utah College & University Revenue	5.000%	8/1/27	850	1,074
University of Utah College & University Revenue	5.000%	8/1/28	565	733
University of Utah College & University Revenue	5.000%	8/1/28	750	973
University of Utah College & University Revenue	5.000%	8/1/29	555	736
University of Utah College & University Revenue	5.000%	8/1/29	625	829
University of Utah College & University Revenue	5.000%	8/1/30	540	730
University of Utah College & University Revenue	5.000%	8/1/32	1,415	1,903
University of Utah College & University Revenue	5.000%	8/1/33	1,000	1,341

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Utah College & University Revenue	5.000%	8/1/34	1,500	2,005
University of Utah College & University Revenue	5.000%	8/1/35	1,010	1,348
University of Utah College & University Revenue	5.000%	8/1/35	1,405	1,875
University of Utah College & University Revenue	4.000%	8/1/37	1,000	1,226
University of Utah College & University Revenue	5.000%	8/1/38	3,110	4,117
University of Utah College & University Revenue	4.000%	8/1/39	1,100	1,343
University of Utah College & University Revenue	4.000%	8/1/41	1,200	1,458
Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project), Prere.	5.000%	9/1/22	4,060	4,276
Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project), Prere.	5.000%	9/1/22	4,260	4,486
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	700	852
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,000	2,518
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,400	1,761
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,265	1,588
Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	1,000	1,175
Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	18,590	18,590
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31	1,025	1,349
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32	1,335	1,752
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33	1,130	1,479
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34	1,115	1,455
Utah GO	5.000%	7/1/22	5,100	5,331
Utah GO	5.000%	7/1/23	14,500	15,865
Utah GO	5.000%	7/1/24	5,095	5,814
Utah GO	5.000%	7/1/24	9,000	10,270
Utah GO	5.000%	7/1/25	5,000	5,921
Utah GO	5.000%	7/1/27	2,750	3,472
Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/28	350	418
Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/30	480	584
Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/32	500	602
Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/36	345	409
Utah State University College & University Revenue	4.000%	12/1/32	1,295	1,561
Utah State University College & University Revenue	3.000%	12/1/33	1,965	2,168
Utah State University College & University Revenue	3.000%	12/1/34	2,025	2,229
Utah State University College & University Revenue	3.000%	12/1/35	2,085	2,286
Utah Transit Authority Government Securities & Interest Revenue	5.000%	6/15/37	1,885	2,141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	4,150	4,908
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,420	1,659
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,000	2,355
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	3,120	3,542
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,833
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35	5,215	6,567
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,258
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,230	2,637
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,250	2,661
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,680	7,900
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	4,515	5,340
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,330	12,217
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,510	12,430
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,105	8,403
[4,6]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/30	570	749
[4,6]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/36	250	303
[4,6]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/38	275	332
[4,6]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/40	320	384
	Weber County UT Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	2,405	2,405
					329,647
Vermont (0.1%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/37	2,725	4,024
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/38	3,145	4,676
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/39	1,650	2,463
	Vermont Educational & Health Buildings Financing Agency College & University Revenue	5.000%	11/1/31	4,130	4,369
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,382
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,507
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,637
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,779
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/35	2,660	3,088
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/36	2,795	3,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/34	7,910	9,468
	Vermont GO	5.000%	8/15/24	4,325	4,954
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/25	3,235	3,889
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/27	2,260	2,866
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/28	3,575	4,520
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/29	1,475	1,856
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/30	2,300	2,881
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/31	2,265	2,831
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/32	1,525	1,904
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/33	1,050	1,241
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,125	1,369
					65,945
Virgin Islands (0.0%)
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	2,825	3,236
Virginia (2.2%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	31,770	31,770
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	625	803
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	700	937
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	933
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	750	996
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,200	1,589
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,628
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,310
	Arlington County VA GO	5.000%	6/15/25	4,330	5,123
	Arlington County VA GO	5.000%	8/15/25	2,445	2,910
	Arlington County VA GO	4.000%	6/15/32	8,590	10,633
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	5.000%	7/15/23	1,600	1,673
	Chesapeake VA GO	5.000%	8/1/26	3,670	4,509
	Commonwealth of Virginia GO	4.000%	6/1/24	10,145	10,874
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/22	8,045	8,506
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/24	5,195	5,985
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/33	2,000	2,292

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	7,000	7,000
Fairfax County VA GO	5.000%	10/1/21	1,075	1,084
Fairfax County VA GO	5.000%	10/1/21	4,315	4,350
Fairfax County VA GO	5.000%	10/1/23	10,000	11,063
Fairfax County VA GO	4.000%	10/1/25	4,000	4,585
Fairfax County VA GO	5.000%	10/1/25	4,000	4,610
Fairfax County VA GO	5.000%	10/1/25	5,000	5,922
Fairfax County VA GO	5.000%	10/1/26	4,285	4,938
Fairfax County VA GO	4.000%	10/1/27	1,505	1,756
Fairfax County VA GO	4.000%	10/1/30	11,420	13,466
Fairfax County VA GO	5.000%	10/1/30	6,000	7,703
Fairfax County VA GO	4.000%	10/1/31	11,420	13,475
Fairfax County VA GO	5.000%	10/1/31	8,075	10,332
Fairfax County VA GO	4.000%	10/1/32	10,000	11,793
Fairfax County VA GO	5.000%	10/1/33	9,630	12,611
Fairfax County VA GO	5.000%	10/1/38	5,730	7,570
Fairfax County Water Authority Water Revenue, Prere.	5.000%	4/1/22	2,500	2,582
Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/23	2,500	2,732
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/37	7,260	9,042
Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	46,500	48,573
Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	270	298
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	1,645	1,916
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,425	1,655
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	574
Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/28	3,205	3,909
Loudoun County VA GO	5.000%	12/1/25	10,100	12,147
Loudoun County VA GO	5.000%	12/1/25	7,555	9,086
Loudoun County VA GO	3.000%	12/1/32	7,535	8,559
Loudoun County VA GO	3.000%	12/1/33	7,535	8,535
Loudoun County VA GO	3.000%	12/1/34	3,770	4,260
Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,000	2,017
Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/28	1,805	2,132
Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/29	2,030	2,425
Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/30	2,605	3,142
Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/31	1,500	1,793
Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/32	780	929
Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/34	1,320	1,562
Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/35	1,155	1,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/36	1,475	1,736
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,720	1,962
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,750	2,060
	Newport News VA GO	5.000%	8/1/29	2,970	3,735
	Newport News VA GO	4.000%	2/1/30	1,000	1,236
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	4,725	6,096
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	11,005	11,005
	Norfolk VA GO	5.000%	8/1/30	2,360	3,042
	Norfolk VA GO	5.000%	8/1/31	3,815	4,896
	Norfolk VA GO	5.000%	8/1/32	3,700	4,808
[6]	Norfolk VA GO	4.000%	3/1/36	1,200	1,490
	Norfolk VA GO	5.000%	8/1/36	5,475	7,114
[6]	Norfolk VA GO	4.000%	3/1/40	4,000	4,903
[6]	Norfolk VA GO	4.000%	3/1/41	5,715	6,987
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,750	3,158
	Norfolk VA GO, Prere.	5.000%	9/1/24	5,485	6,298
	Norfolk VA GO, Prere.	5.000%	9/1/24	4,410	5,064
	Norfolk VA GO, Prere.	5.000%	9/1/24	5,345	6,137
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,296
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,296
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,445
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,445
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,296
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,445
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,445
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,195	5,451
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,725	7,439
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,000	5,197
	Norfolk VA GO, Prere.	5.000%	8/1/28	6,655	8,647
	Norfolk VA GO, Prere.	5.000%	8/1/28	7,005	9,102
	Norfolk VA GO, Prere.	5.000%	8/1/28	2,140	2,772
	Norfolk VA Water Revenue	5.000%	11/1/25	15,935	19,020
	Norfolk VA Water Revenue	5.000%	11/1/26	8,705	10,728
	Norfolk VA Water Revenue	5.000%	11/1/33	3,760	4,718
	Norfolk VA Water Revenue	5.000%	11/1/34	2,800	3,506
	Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,470
	Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,591
	Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,715
[5]	Peninsula Town Center Community Development Authority	4.500%	9/1/28	725	789
[5]	Peninsula Town Center Community Development Authority	5.000%	9/1/37	1,750	1,936
	Richmond VA GO, Prere.	5.000%	3/1/23	7,685	8,282
	Richmond VA GO, Prere.	5.000%	3/1/23	9,120	9,829
	Richmond VA GO, Prere.	5.000%	3/1/23	4,525	4,877
	Richmond VA Public Utility Water Revenue	5.000%	1/15/28	4,000	4,813
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	3,040	3,176
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,461

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,475	1,536
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	700	855
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,520	1,847
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,550	1,879
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	16,955	16,955
Salem VA GO	5.000%	5/1/28	2,450	3,150
Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/33	2,065	2,420
Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/35	2,185	2,527
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	1,000	1,172
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,700	2,057
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,500	1,810
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,550	1,861
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,181
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/34	2,500	2,947
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/35	2,500	2,944
Upper Occoquan Sewage Authority Sewer Revenue, Prere.	4.000%	7/1/25	1,180	1,352
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	755	902
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,177
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,155	1,352
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,210	1,415
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	725	847
Virginia Beach VA GO	5.000%	5/1/22	4,300	4,458
Virginia Beach VA GO	5.000%	5/1/23	4,300	4,667
Virginia Beach VA GO	5.000%	5/1/24	4,300	4,871
Virginia Beach VA GO	5.000%	7/15/26	5,025	6,165
Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/39	3,745	4,180
Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/40	3,860	4,282
Virginia Beach VA Water & Sewer System Water Revenue	5.000%	10/1/25	2,750	3,284
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	1,045	1,071

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	2,495	2,909
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	19,695	22,964
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	30,045	36,265
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	5,000	6,025
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/30	4,080	4,685
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/31	4,300	4,920
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	18,335	20,861
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/32	20,225	23,094
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	18,750	21,229
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	21,035	23,977
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/34	7,000	7,876
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	9,775	10,974
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,115	7,988
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	8,690	9,725
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/24	20,605	23,125
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/25	21,385	24,934
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/29	16,065	18,880
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/34	24,410	28,221
Virginia College Building Authority College & University Revenue	5.000%	9/1/22	3,630	3,824
Virginia College Building Authority College & University Revenue	5.000%	9/1/27	5,980	7,319
Virginia College Building Authority College & University Revenue	4.000%	9/1/30	4,515	5,202
Virginia College Building Authority College & University Revenue	5.000%	9/1/30	2,210	3,001
Virginia College Building Authority College & University Revenue	5.000%	9/1/31	2,320	3,222
Virginia College Building Authority College & University Revenue	3.000%	9/1/36	3,000	3,315
Virginia College Building Authority College & University Revenue	4.000%	9/1/36	6,500	7,748
Virginia College Building Authority College & University Revenue	3.000%	9/1/41	2,810	3,122
Virginia College Building Authority College & University Revenue, ETM	5.000%	9/1/22	14,370	15,125
Virginia College Building Authority College & University Revenue, Prere.	5.000%	9/1/26	105	128
Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/23	16,880	18,129

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/25	26,555	30,963
Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/27	19,130	23,811
Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/28	31,120	39,818
Virginia College Building Authority Lease (Appropriation) Revenue	4.000%	2/1/37	12,500	15,352
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/38	24,235	26,980
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/39	21,370	23,728
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	11,000	12,188
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	10,020	10,902
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	4,370	5,150
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	3,015	3,672
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,565	5,560
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	4,605	5,784
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	5,250	6,699
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	6,155	7,817
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/30	10,190	12,061
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	10,600	12,501
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	7,000	7,701
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/32	11,020	12,966
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/32	11,855	13,690
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	8,790	10,422
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	10,000	11,697
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	8,085	9,572
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/23	3,520	3,830
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/24	6,845	7,764
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	6,045
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	6,187
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	8,250	9,308
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	21,000	21,814
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	12,560	13,047

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	10,000	10,388
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/21	2,000	2,012
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/26	9,230	11,181
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/27	3,585	4,399
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/29	8,465	10,391
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	2,000	2,449
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/22	2,000	2,061
[12]	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	15,155	18,072
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	15,055	18,238
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	10,160	12,507
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	13,110	16,386
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	10,040	12,730
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/28	12,075	15,320
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,790	2,944
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,040	5,317
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,100	2,216
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	1,800	1,899
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,035	5,312
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,000	2,110
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,260	5,549
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	2,318
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,895	2,196
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,000	3,470
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,800	2,082

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,985	3,445
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,731
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	9,165	9,165
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	8,055	8,055
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	8,500	9,729
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,535	4,333
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	5,920	7,034
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	4,000	5,000
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/38	25,000	31,140
Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	6,100	8,041
Virginia Public School Authority Ad Valorem Property Tax Revenue	5.000%	3/1/22	3,780	3,888
Virginia Public School Authority Appropriations Revenue	5.000%	4/15/24	10,000	11,310
Virginia Public School Authority Lease (Appropriation) Revenue	5.000%	4/15/23	8,000	8,670
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	25,225	26,464
Virginia Public School Authority Lease Revenue	5.000%	8/1/23	12,240	13,439
Virginia Public School Authority Lease Revenue	5.000%	8/1/24	6,400	7,325
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	2,235	2,656
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	6,420	7,629
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	5,770	6,856
Virginia Public School Authority Lease Revenue	5.000%	3/1/26	5,125	6,214
Virginia Public School Authority Lease Revenue	3.000%	8/1/26	11,935	12,848
Virginia Public School Authority Lease Revenue	5.000%	8/1/29	8,500	10,452
Virginia Public School Authority Lease Revenue	4.000%	3/1/31	5,795	6,978
Virginia Public School Authority Lease Revenue	3.000%	8/1/31	6,010	6,612
Virginia Public School Authority Lease Revenue	5.000%	8/1/31	4,630	6,107
Virginia Public School Authority Lease Revenue	4.000%	3/1/32	5,795	6,958
Virginia Public School Authority Lease Revenue	5.000%	8/1/32	4,775	6,281
Virginia Public School Authority Lease Revenue	3.000%	10/1/33	5,455	6,293
Virginia Public School Authority Lease Revenue	3.000%	8/1/35	3,750	4,276
Virginia Public School Authority Lease Revenue	2.000%	8/1/39	1,510	1,498

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Public School Authority Lease Revenue	2.000%	8/1/40	2,050	2,024
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/22	8,500	8,987
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/22	7,870	8,321
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/23	6,005	6,642
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/23	9,985	11,044
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	3.000%	10/1/36	1,750	1,988
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	3.000%	10/1/37	2,000	2,263
Virginia Resources Authority Lease Revenue	5.000%	11/1/25	4,710	5,648
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/30	185	196
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/32	105	111
Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/22	7,290	7,737
Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/22	4,290	4,553
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	5,000	6,015
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,000	7,199
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	5,000	5,986
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/40	25,420	28,035
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,000	3,530
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,155	2,532
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,500	2,936
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,000	3,520
Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	14,415	14,613
				1,953,709
Washington (2.5%)
Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/35	2,000	2,513
Bellevue WA GO	5.000%	12/1/37	6,265	6,508
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/26	400	491
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/27	700	885
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/28	1,325	1,720
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/29	1,390	1,848
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/30	750	1,017
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/31	600	829
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/32	650	895

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/33	600	823
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/34	625	855
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/35	700	955
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/36	725	987
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/37	800	1,085
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/38	575	778
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/39	625	844
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/40	650	875
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/41	700	940
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,100	1,315
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,320	1,631
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	1,220	1,504
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	1,300	1,598
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,580	3,162
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,615	1,978
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	2,745	3,359
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	2,580	3,153
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	4,805	5,860
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/36	6,420	7,797
Clark County School District No. 117 Camas GO	5.000%	12/1/32	8,000	10,122
Clark County School District No. 37 Vancouver GO	5.000%	12/1/32	4,000	5,196
Clark County School District No. 37 Vancouver GO	5.000%	12/1/33	2,510	3,251
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/22	3,420	3,575
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/23	3,840	4,201
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/24	1,590	1,813
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	9,250	10,486
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/31	10,150	11,484
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/32	5,025	5,682
Energy Northwest Nuclear Revenue	4.000%	7/1/23	5,725	6,154
Energy Northwest Nuclear Revenue	5.000%	7/1/24	1,840	2,098
Energy Northwest Nuclear Revenue	5.000%	7/1/24	5,520	6,295
Energy Northwest Nuclear Revenue	5.000%	7/1/27	38,590	47,050
Energy Northwest Nuclear Revenue	5.000%	7/1/30	3,250	3,836

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy Northwest Nuclear Revenue	5.000%	7/1/31	1,010	1,192
Energy Northwest Nuclear Revenue	5.000%	7/1/33	8,575	10,655
Energy Northwest Nuclear Revenue	5.000%	7/1/34	6,115	7,581
Energy Northwest Nuclear Revenue	5.000%	7/1/35	26,210	32,455
Energy Northwest Nuclear Revenue	5.000%	7/1/38	42,585	55,087
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/25	2,445	2,892
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	19,010	21,579
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	8,530	8,902
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	3,180	3,762
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	21,295	25,998
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	17,190	21,625
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	13,010	14,760
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	6,030	7,579
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/27	1,055	1,213
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,000	1,146
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/29	1,200	1,373
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/30	1,575	1,799
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/31	1,625	1,855
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/1/32	1,165	1,384
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	13,000	14,026
King County School District No. 401 Highline GO	5.000%	12/1/24	7,105	7,560
King County School District No. 401 Highline GO	5.000%	12/1/25	13,000	13,828
King County School District No. 403 Renton GO	4.000%	12/1/34	1,510	1,858
King County School District No. 405 Bellevue GO	5.000%	12/1/22	3,035	3,234
King County School District No. 405 Bellevue GO	5.000%	12/1/23	4,200	4,678
King County School District No. 411 Issaquah GO	4.000%	12/1/28	11,910	12,719
King County School District No. 411 Issaquah GO	5.000%	12/1/28	2,055	2,545
King County School District No. 411 Issaquah GO	4.000%	12/1/32	3,300	3,822
King County School District No. 414 Lake Washington GO	5.000%	12/1/21	14,785	15,025
King County WA GO, Prere.	5.000%	7/1/22	4,140	4,326
King County WA Sewer Revenue	4.000%	7/1/30	5,255	5,805
King County WA Sewer Revenue	4.000%	7/1/32	5,460	6,329
King County WA Sewer Revenue	4.000%	7/1/32	7,225	7,969
King County WA Sewer Revenue	4.000%	7/1/33	12,500	14,461
King County WA Sewer Revenue	4.000%	7/1/35	3,000	3,421
Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/32	1,025	1,222

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/34	1,555	1,846
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/33	3,640	4,170
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/34	3,675	4,199
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/35	1,165	1,329
North Thurston Public Schools GO	5.000%	12/1/28	1,000	1,304
Pierce County School District No. 3 Puyallup GO	5.000%	12/1/25	6,500	6,918
Pierce County School District No. 320 Sumner GO	5.000%	12/1/28	10,575	13,256
Pierce County School District No. 320 Sumner GO	4.000%	12/1/29	965	1,117
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/32	1,455	1,735
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/34	3,080	3,657
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/35	2,615	3,100
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/25	1,785	2,075
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/25	1,515	1,733
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/26	2,960	3,558
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	1,055	1,203
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	1,000	1,139
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/27	8,650	9,063
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	1,780	2,026
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/28	7,485	7,840
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/29	2,025	2,304
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	5,000	5,687
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	8,000	8,380
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	5,560	5,823
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/36	8,375	10,372
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/37	6,730	8,309
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/38	4,275	5,264
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/39	10,280	12,573
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/40	6,795	8,273
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/32	9,160	11,773
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/34	3,970	4,683
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/39	2,050	2,551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/38	5,960	7,388
	Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/39	5,000	6,176
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/35	1,000	1,155
[3,6]	Seattle WA Municipal Light & Power Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	1.000%	11/1/26	12,000	12,000
	Seattle WA Water System Water Revenue	5.000%	9/1/23	14,315	15,077
	Seattle WA Water System Water Revenue	4.000%	5/1/31	1,805	2,040
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	2,295	2,545
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	3,760	4,273
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,895
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/29	3,700	4,192
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/30	3,000	3,398
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/31	3,650	4,129
	Snohomish County WA GO	4.000%	12/1/26	3,515	3,756
	Spokane WA Water & Wastewater Water Revenue	3.000%	12/1/26	2,900	3,145
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	10,000	10,569
	Thurston County School District No. 111 Olympia GO	4.000%	12/1/32	3,150	3,757
	University of Washington College & University Revenue	5.000%	12/1/28	955	1,177
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	6,935	7,247
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	11,490	12,007
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	7,500	7,837
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	10,495	10,967
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	5,000	5,225
	Washington COP	5.000%	7/1/36	5,135	6,296
	Washington COP	5.000%	7/1/37	5,385	6,590
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/27	1,410	1,621
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/29	1,535	1,760
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/31	2,165	2,482
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/32	1,460	1,673
	Washington GO	5.000%	8/1/21	5,600	5,600
	Washington GO	5.000%	7/1/22	10,015	10,465
	Washington GO	5.000%	7/1/22	20,110	21,014
	Washington GO	5.000%	7/1/22	23,575	24,635
	Washington GO	5.000%	8/1/22	5,470	5,738
	Washington GO	5.000%	7/1/23	10,025	10,475
	Washington GO	5.000%	8/1/23	5,435	5,701
	Washington GO	5.000%	7/1/24	5,135	5,364
	Washington GO	5.000%	7/1/24	3,025	3,451

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	8/1/24	2,375	2,607
Washington GO	5.000%	7/1/25	50,585	57,675
Washington GO	5.000%	8/1/25	10,000	11,878
Washington GO	5.000%	6/1/26	3,070	3,748
Washington GO	5.000%	8/1/26	6,175	6,472
Washington GO	5.000%	8/1/26	12,370	15,183
Washington GO	4.000%	7/1/27	27,500	28,472
Washington GO	5.000%	7/1/27	8,655	10,028
Washington GO	5.000%	7/1/27	14,900	17,264
Washington GO	5.000%	7/1/27	5,010	5,805
Washington GO	5.000%	8/1/27	7,495	8,886
Washington GO	5.000%	8/1/27	14,675	18,574
Washington GO	5.000%	6/1/28	3,400	4,390
Washington GO	4.000%	7/1/28	10,000	10,353
Washington GO	4.000%	7/1/28	26,080	27,000
Washington GO	5.000%	7/1/28	19,745	22,870
Washington GO	5.000%	8/1/28	7,050	8,356
Washington GO	5.000%	8/1/28	20,210	23,953
Washington GO	5.000%	6/1/29	3,215	4,259
Washington GO	4.000%	7/1/29	9,000	9,640
Washington GO	5.000%	2/1/30	8,545	9,545
Washington GO	5.000%	2/1/30	13,740	15,942
Washington GO	5.000%	6/1/30	2,800	3,791
Washington GO	5.000%	7/1/30	8,015	9,269
Washington GO	5.000%	7/1/30	6,975	8,365
Washington GO	5.000%	8/1/30	11,495	14,429
Washington GO	5.000%	6/1/31	2,400	3,233
Washington GO	5.000%	6/1/31	5,385	7,450
Washington GO	4.000%	7/1/31	23,685	26,480
Washington GO	5.000%	7/1/31	4,100	4,737
Washington GO	5.000%	7/1/31	12,950	14,961
Washington GO	5.000%	8/1/31	13,860	15,788
Washington GO	5.000%	8/1/31	13,085	16,416
Washington GO	5.000%	8/1/31	32,640	40,950
Washington GO	5.000%	8/1/32	29,775	32,610
Washington GO	5.000%	8/1/32	26,855	33,619
Washington GO	5.000%	8/1/33	6,800	7,448
Washington GO	5.000%	8/1/33	5,020	6,137
Washington GO	5.000%	6/1/34	4,000	5,336
Washington GO	5.000%	8/1/34	11,640	12,748
Washington GO	5.000%	8/1/34	5,015	6,106
Washington GO	5.000%	6/1/35	2,500	3,329
Washington GO	5.000%	6/1/35	9,325	12,729
Washington GO	5.000%	8/1/35	2,530	3,077
Washington GO	5.000%	6/1/36	5,800	7,701
Washington GO	5.000%	6/1/36	2,895	3,939
Washington GO	4.000%	7/1/36	9,085	11,412
Washington GO	5.000%	8/1/36	10,000	12,777
Washington GO	5.000%	6/1/37	4,500	5,958
Washington GO	5.000%	6/1/37	5,000	6,782
Washington GO	5.000%	6/1/37	10,510	14,257
Washington GO	5.000%	8/1/37	10,005	12,754
Washington GO	5.000%	8/1/37	15,000	17,019
Washington GO	5.000%	2/1/38	12,245	14,106
Washington GO	5.000%	6/1/38	3,000	3,963
Washington GO	5.000%	6/1/38	9,275	12,550
Washington GO	5.000%	8/1/38	18,960	24,125
Washington GO	5.000%	8/1/38	16,840	19,091

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	2/1/39	12,860	14,800
Washington GO	5.000%	6/1/39	3,250	4,283
Washington GO	5.000%	8/1/39	6,110	7,388
Washington GO	5.000%	8/1/42	2,500	3,106
Washington GO, Prere.	5.000%	2/1/22	6,170	6,321
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,055	2,451
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,070	1,313
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,675	3,119
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,095	1,370
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,675	2,095
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,275	2,781
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,550	1,954
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	566
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,508
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,000	2,562
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,530	3,241
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,600	5,600
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,195	1,519
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	585	755
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,085	2,701
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,755	2,030
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,425	4,480
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,500	4,578
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	3,025
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	547
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,000	5,147
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,600	4,665
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,595	3,123
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,845	2,317
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	438
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	5,125
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,775	2,291
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,250	2,699

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,280	1,602
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	225	302
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,800	3,187
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,200	2,831
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,190	3,819
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,785	3,993
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,750	2,245
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,365	4,019
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	600	800
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	2,010	2,572
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	500	664
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	9,480	11,757
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	400	531
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	19,390	24,000
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	500	662
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	2,105	2,676
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	4,415	5,612
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,380	6,645
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	750	990
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,370	3,006
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	4,000	5,074
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,000	1,317
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,500	5,696
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,200	1,576
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,000	1,311
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/21	2,750	2,767
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	7,000	7,822
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	7,650	8,863
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	8,000	9,561

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	1,500	1,662
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,710	1,933
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,045	1,181
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/32	1,275	1,647
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/33	1,435	1,848
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/34	2,225	2,857
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/36	1,000	1,279
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/37	2,200	2,806
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/38	1,175	1,495
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/39	1,225	1,556
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/40	1,000	1,267
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/34	3,000	3,415
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,968
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/36	4,545	5,156
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	2,560	3,030
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	54,091	63,848
[2]	Washington Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	33,000	33,000
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/30	665	845
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	40,165	47,926
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/31	250	322
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/32	285	368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/33	250	323
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/35	75	97
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/36	545	700
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/36	1,650	2,102
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/37	945	1,212
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,030	1,318
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/28	1,675	1,802
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/33	3,340	3,569
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/28	965	1,077
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/38	830	923
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	6,935	6,935
	Washington State University College & University Revenue	5.000%	10/1/28	1,000	1,289
	Washington State University College & University Revenue, Prere.	5.000%	10/1/21	3,140	3,165
	Washington State University College & University Revenue, Prere.	5.000%	10/1/21	3,170	3,195
	Washington State University College & University Revenue, Prere.	5.000%	10/1/21	3,070	3,095
	Washington State University College & University Revenue, Prere.	5.000%	10/1/21	3,070	3,095
					2,158,639
West Virginia (0.5%)
[4]	Cabell County Board of Education GO	3.000%	6/1/30	1,875	2,163
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,285	1,474
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,105	2,405
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,425	1,622
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/21	11,210	11,253
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/22	5,160	5,431
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/25	4,130	4,896
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/26	6,465	7,916

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/27	4,710	5,917
West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/32	3,000	3,733
West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/33	3,025	3,749
West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	4,100	4,324
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26	5,340	6,496
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	7,402
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	6,249
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	7,025	8,181
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	8,441
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	9,112
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	9,416
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	8,008
West Virginia GO	5.000%	12/1/33	10,035	12,777
West Virginia GO	5.000%	12/1/35	16,375	20,797
West Virginia GO	5.000%	6/1/36	14,890	18,884
West Virginia GO	5.000%	6/1/37	2,935	3,721
West Virginia GO	5.000%	12/1/37	16,020	20,718
West Virginia GO	5.000%	6/1/38	13,920	17,965
West Virginia GO	5.000%	12/1/38	16,835	21,727
West Virginia GO	5.000%	6/1/39	17,255	22,222
West Virginia GO	5.000%	12/1/39	17,685	22,776
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/25	2,000	2,064
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/26	2,425	2,954
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/27	1,500	1,547
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/27	1,545	1,938
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/28	2,000	2,063
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/28	1,530	1,908
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/29	2,000	2,065
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/29	1,670	2,070
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/31	1,720	2,117
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/32	1,910	2,345
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/33	2,070	2,536
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/35	2,410	2,945
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/36	2,860	3,496
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/37	2,975	3,627

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,075	3,487
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,990	3,381
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,575	2,901
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,460	1,780
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,170	3,560
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,190	1,488
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,525	3,938
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	5,810	6,693
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	6,360	8,173
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,220	4,095
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	3,335	3,812
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,500	3,156
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	8,750	9,969
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,250	2,823
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	4,540	5,147
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/32	1,100	1,400
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/34	2,020	2,558
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/35	1,010	1,277
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/36	2,030	2,561
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/37	1,500	1,888
West Virginia Parkways Authority Highway Revenue	4.000%	6/1/42	5,500	6,681
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/26	2,590	3,149
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/27	2,720	3,405
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/28	2,855	3,652
West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	3,000	3,024
West Virginia University College & University Revenue PUT	5.000%	10/1/29	23,525	30,404
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/27	2,745	3,120
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/31	3,435	3,892
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/33	3,690	4,176
				449,040

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin (1.6%)
Central Brown County Water Authority Water Revenue	5.000%	11/1/30	1,890	2,168
Central Brown County Water Authority Water Revenue	5.000%	11/1/31	2,000	2,294
Central Brown County Water Authority Water Revenue	5.000%	11/1/32	2,000	2,293
Central Brown County Water Authority Water Revenue	5.000%	11/1/33	1,500	1,718
Central Brown County Water Authority Water Revenue	5.000%	11/1/34	1,500	1,717
Central Brown County Water Authority Water Revenue	5.000%	11/1/35	1,500	1,715
Eau Claire County WI GO	5.000%	9/1/29	1,055	1,386
Eau Claire County WI GO	4.000%	9/1/30	1,140	1,423
Eau Claire County WI GO	4.000%	9/1/31	3,560	4,502
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,560	4,153
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,685	4,299
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,825	4,462
Madison WI Area Technical College GO	5.000%	3/1/22	4,055	4,170
Madison WI Area Technical College GO	5.000%	3/1/23	4,345	4,679
Madison WI Area Technical College GO	4.000%	3/1/24	4,590	5,040
Madison WI Area Technical College GO	4.000%	3/1/25	3,000	3,394
Madison WI Area Technical College GO	4.000%	3/1/27	5,340	6,360
Madison WI Area Technical College GO	4.000%	3/1/28	5,530	6,592
Madison WI GO	3.000%	10/1/21	8,045	8,083
Madison WI GO	4.000%	10/1/26	6,540	7,714
Middleton-Cross Plains WI Area School District GO	4.000%	3/1/33	5,280	6,116
Middleton-Cross Plains WI Area School District GO	4.000%	3/1/34	11,690	13,505
Middleton-Cross Plains WI Area School District GO	4.000%	3/1/35	15,110	17,403
Milwaukee Metropolitan Sewerage District GO	5.250%	10/1/22	2,690	2,851
Milwaukee WI GO	5.000%	4/1/29	7,000	9,103
Milwaukee WI GO	5.000%	4/1/29	6,105	7,939
Milwaukee WI GO	5.000%	4/1/29	8,810	11,457
Milwaukee WI GO	5.000%	4/1/30	8,820	11,709
Milwaukee WI GO	5.000%	4/1/31	3,070	4,065
Milwaukee WI GO	4.000%	4/1/32	6,100	6,964
Milwaukee WI GO	3.000%	4/1/33	4,825	5,249
Milwaukee WI GO	3.000%	4/1/34	4,825	5,237
Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/34	1,175	1,581
Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/35	825	1,109
Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/36	625	837
Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/37	1,820	2,431
Neenah Joint School District GO	3.000%	3/1/30	4,600	5,148
Neenah Joint School District GO	3.000%	3/1/32	1,500	1,657
Public Finance Authority College & University Revenue	5.250%	10/1/31	1,000	1,206
Public Finance Authority College & University Revenue	5.250%	10/1/33	1,140	1,365

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Public Finance Authority College & University Revenue	5.250%	10/1/38	3,500	4,159
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	350	364
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	280	305
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	2,130	2,502
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	6,285	7,334
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,875	5,667
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,695	5,721
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	6,955	8,059
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,595	3,196
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,285
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,295	4,963
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,000	1,308
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,475	1,829
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	750	982
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	7,675	8,849
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,165	2,888
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,585	3,249
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	750	976
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	2,175	2,874
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	725	940
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	3,360	4,425
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	500	646
Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/33	10,830	12,066
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,895	6,989
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	600	773
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,300	3,010
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	700	899
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	2,275	2,747
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	730	935
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	6,415	8,354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	350	456
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,005	1,284
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	4,865	5,839
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	400	519
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,100	1,400
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,250	8,098
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	520	673
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,180	1,498
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	6,125	7,317
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	605	781
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	2,145	2,715
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	8,080	9,634
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,070	1,379
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	745	958
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	3,900	3,900
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	4,700	4,700
	Verona Area School District GO	5.000%	4/1/26	3,485	4,221
	West De Pere School District GO	5.000%	4/1/30	3,820	4,868
	West De Pere School District GO	4.000%	4/1/31	3,245	3,866
	Wisconsin Appropriations Revenue	5.000%	5/1/28	2,500	3,129
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	1,050	935
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	390	347
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	1,095	952
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	550	478
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,350	1,130
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,000	837
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,400	1,130
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,500	1,211
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	2,500	1,940
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	1,350	1,048
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/34	2,000	1,490
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	1,600	1,145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	3,125	2,235
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	1,550	1,065
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	4,000	2,744
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	5,985	3,934
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	6,000	3,773
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	5,250	3,163
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	6,000	3,458
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/23	1,000	1,094
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	4,440	5,058
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	3,700	4,215
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	5,230	5,963
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	5,500	6,511
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/26	2,000	2,449
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	7,020	8,544
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	13,325	16,588
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	6,000	7,286
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	7,740	9,391
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/33	8,125	9,845
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/34	8,530	10,317
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/35	1,500	1,991
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/37	1,350	1,664
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/38	1,650	2,029
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/22	5,000	5,225
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	3,085	3,515
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/35	6,435	7,552
	Wisconsin GO	5.000%	11/1/23	2,620	2,908
	Wisconsin GO	5.000%	5/1/25	2,150	2,530
	Wisconsin GO	5.000%	5/1/27	4,000	4,606
	Wisconsin GO	5.000%	5/1/28	4,500	5,805
	Wisconsin GO	5.000%	11/1/28	30,170	37,691
	Wisconsin GO	5.000%	5/1/29	16,840	19,782
	Wisconsin GO	5.000%	5/1/29	5,055	5,488
	Wisconsin GO	5.000%	5/1/29	4,000	5,288
	Wisconsin GO	5.000%	11/1/29	3,210	4,006
	Wisconsin GO	5.000%	5/1/30	7,760	9,087
	Wisconsin GO	5.000%	5/1/30	1,910	2,517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin GO	5.000%	5/1/31	2,000	2,681
	Wisconsin GO	5.000%	11/1/31	5,150	6,381
	Wisconsin GO	4.000%	5/1/32	12,500	14,732
	Wisconsin GO	5.000%	5/1/32	5,025	5,880
	Wisconsin GO	5.000%	5/1/32	9,870	12,563
	Wisconsin GO	4.000%	5/1/33	11,520	13,547
	Wisconsin GO	5.000%	5/1/33	10,475	12,677
	Wisconsin GO	5.000%	5/1/33	10,340	13,135
	Wisconsin GO	5.000%	5/1/34	5,000	5,837
	Wisconsin GO	5.000%	5/1/34	12,500	15,108
	Wisconsin GO	5.000%	5/1/34	11,020	13,319
	Wisconsin GO	5.000%	5/1/34	11,905	14,679
	Wisconsin GO	5.000%	5/1/34	7,000	8,881
	Wisconsin GO	4.000%	11/1/34	4,000	4,689
	Wisconsin GO	5.000%	5/1/35	13,090	15,265
	Wisconsin GO	5.000%	5/1/35	15,040	18,154
	Wisconsin GO	5.000%	5/1/35	10,600	12,795
	Wisconsin GO	5.000%	5/1/36	24,590	28,646
	Wisconsin GO	5.000%	5/1/36	21,325	24,842
	Wisconsin GO	5.000%	5/1/36	15,830	19,083
	Wisconsin GO	5.000%	5/1/36	11,195	13,496
	Wisconsin GO	5.000%	5/1/36	14,385	17,657
	Wisconsin GO	5.000%	5/1/37	12,500	15,314
	Wisconsin GO	5.000%	5/1/38	11,000	13,455
	Wisconsin GO, Prere.	5.000%	5/1/22	1,400	1,452
	Wisconsin GO, Prere.	5.000%	5/1/22	2,060	2,136
	Wisconsin GO, Prere.	5.000%	5/1/22	1,715	1,778
	Wisconsin GO, Prere.	5.000%	5/1/22	110	114
	Wisconsin GO, Prere.	5.000%	5/1/22	40	41
	Wisconsin GO, Prere.	5.000%	5/1/22	7,405	7,678
	Wisconsin GO, Prere.	5.000%	5/1/22	2,835	2,939
	Wisconsin GO, Prere.	5.000%	5/1/23	9,000	9,770
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	700	739
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/28	1,865	1,968
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,500	1,583
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,950	2,351
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/30	1,660	1,751
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/34	11,035	13,363
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/35	6,365	7,695
[2]	Wisconsin Health & Educational Facilities Authority College & University Revenue VRDO	0.020%	8/2/21	11,410	11,410
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/26	1,000	1,212
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/27	850	1,061
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/28	900	1,153
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,310	2,581

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,435	2,825
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,500	2,915
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	940	1,128
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	930	1,139
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,685	2,006
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,855	2,304
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,075	1,353
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	770	932
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	150	189
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,235	1,331
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	835	1,049
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	1,400	1,725
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	12,130	13,971
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	175	226
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,175	1,455
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	800	1,001
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	12,020	13,836
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	200	263
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,410	1,736
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/30	8,305	9,822
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,780	3,161

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	275	360
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/31	6,000	7,073
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,650	1,875
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	300	391
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	1,555	2,036
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	4,200	4,906
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,775	5,830
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	5,345	6,287
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	8,045	9,310
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	660	858
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,235	2,918
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	4,000	4,876
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,870	2,024
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	450	481
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,300	1,475
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	50,545	58,409
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,945	3,833
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	6,845	8,326
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,260	1,428
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	38,835	44,805
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	700	905

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	3,450	4,479
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,450	6,619
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	17,075	19,678
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/35	2,540	3,064
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	4,715	5,504
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,460	5,364
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/36	2,605	3,137
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,910	6,884
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/38	5,225	6,261
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/39	9,600	11,217
[2,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	8/5/21	10,890	10,890
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	25,835	25,835
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	5,950	6,250
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	2,715	2,990
[2]	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	15,800	15,800
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	500	501
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	350	351
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	5,430	5,430
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/32	4,000	4,353
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/33	3,550	3,863
					1,389,417
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	250	307
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/31	250	311

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/32	300	372
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	275	340
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	250	308
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/35	250	307
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	200	245
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	140	171
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	160	195
	Lincoln County WY Resource Recovery Revenue VRDO	0.040%	8/2/21	35,080	35,080
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	24,000	24,901
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/25	1,000	1,152
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,025	1,269
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,040	1,287
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,105	1,368
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,050	1,299
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,450	1,794
					70,706
Total Tax-Exempt Municipal Bonds (Cost $81,895,818)					87,251,432

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[18]	Vanguard Municipal Cash Management Fund (Cost $1,276,377)	0.024%	12,762,011	1,276,457
Total Investments (100.9%) (Cost $83,172,195)				88,527,889
Other Assets and Liabilities—Net (-0.9%)				(804,692)
Net Assets (100%)				87,723,197
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $1,318,628,000, representing 1.5% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2021.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Step bond.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Securities with a value of $25,099,000 have been segregated as initial margin for open futures contracts.
13	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
16	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
17	Non-income-producing security—security in default.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2021	9,663	1,202,515	5,422

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2021	(5,760)	(865,440)	(28,819)
Ultra Long U.S. Treasury Bond	September 2021	(1,523)	(303,886)	(22,001)
				(50,820)
				(45,398)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	87,251,432	—	87,251,432
Temporary Cash Investments	1,276,457	—	—	1,276,457
Total	1,276,457	87,251,432	—	88,527,889
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,422	—	—	5,422
Liabilities
Futures Contracts[1]	50,820	—	—	50,820
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.